UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Ambrus Core Bond Fund
Ambrus Tax-Conscious California Bond Fund
Ambrus Tax-Conscious National Bond Fund
of
FundVantage Trust
Institutional Class
SEMI-ANNUAL REPORT
March 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

AMBRUS CORE BOND FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months	Since Inception†
Institutional Class	3.86%	1.40% *
Bloomberg US Intermediate Government/Credit Bond Index	3.91%	1.61% **

†	Not Annualized.
*	The Ambrus Core Bond Fund (the “Fund”) commenced operations on September 6, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2101. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2023, as revised on May 23, 2023, are 1.09% and 0.50%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust” ), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”) until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. In addition, the Adviser had voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) did not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Bloomberg US Intermediate Government/Credit Bond Index. The Bloomberg US Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized components of the US Aggregate Index with less than 10 years to maturity. The index includes investment grade, USD-denominated, fixed-rate treasuries, government-related and corporate securities.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
1

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Total Returns for the Period Ended March 31, 2023
Since Inception†
Institutional Class	3.04% *
Bloomberg California Municipal Inter-Short (1-10 Year) Index	4.54% **

†	Not Annualized.
*	The Ambrus Tax-Conscious California Bond Fund (the “Fund”) commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2101. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2023, as revised on May 23, 2023, are 0.70% and 0.50%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust” ), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”) until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. In addition, the Adviser had voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) did not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Bloomberg California Municipal Inter-Short (1-10 Year) Index. The Bloomberg California Municipal Inter-Short (1-10 Year) Index measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years and issued by municipalities in California.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
2

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Total Returns for the Period Ended March 31, 2023
Since Inception†
Institutional Class	3.26% *
Bloomberg Municipal Inter-Short (1-10 Year) Index	4.58% **

†	Not Annualized.
*	The Ambrus Tax-Conscious National Bond Fund (the “Fund”) commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2101. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2023, as revised on May 23, 2023, are 0.72% and 0.50%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust” ), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”) until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. In addition, the Adviser had voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) did not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Bloomberg Municipal Inter-Short (1-10 Year) Index. The Bloomberg Municipal Inter-Short (1-10 Year) Index measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
3

AMBRUS FUNDS
Fund Expense Disclosure
March 31, 2023
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2022 through March 31, 2023 and held for the entire period.
Actual Expenses
The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
Ambrus Core Bond Fund
Institutional Class*
Actual	$1,000.00	$1,038.60	0.50%	$2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52
Ambrus Tax-Conscious California Bond Fund
Institutional Class**
Actual	$1,000.00	$1,030.40	0.50%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52
Ambrus Tax-Conscious National Bond Fund
Institutional Class***
Actual	$1,000.00	$1,032.60	0.50%	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2023 of 0.50% for Institutional shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund's ending account values on the first line of the table is based on the actual six-month total return of 3.86% for Institutional Class shares.
4

AMBRUS FUNDS
Fund Expense Disclosure (Concluded)
March 31, 2023
(Unaudited)
**	Expenses are equal to an annualized expense ratio for the period beginning October 3, 2022, commencement of operations, to March 31, 2023 of 0.50% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (180), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of the table is based on the actual return for the Fund of 3.04% for Institutional Class shares. For comparative purposes, the Hypothetical expenses are as if the Institutional Class shares had been in existence from October 1, 2022, and are equal to the Institutional Class shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.
***	Expenses are equal to an annualized expense ratio for the period beginning October 3, 2022, commencement of operations, to March 31, 2023 of 0.50% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (180), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of the table is based on the actual return for the Fund of 3.26% for Institutional Class shares. For comparative purposes, the Hypothetical expenses are as if the Institutional Class shares had been in existence from October 1, 2022, and are equal to the Institutional Class shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.
5

Ambrus Core Bond Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
CORPORATE BONDS:
Financials	13.5%	$10,424,797
Industrials	9.3	7,153,859
Technology	5.4	4,178,523
Utilities	4.7	3,585,078
Communications	4.0	3,090,064
Health Care	3.8	2,948,448
Consumer Staple Products	3.5	2,701,632
Energy	2.6	2,011,846
Consumer Discretionary	2.4	1,837,850
Materials	1.5	1,169,322
U.S. Treasury Obligations	33.8	26,014,105
PREFERREDS:
Financials	10.4	7,993,008
Consumer Discretionary	0.8	608,649
MUNICIPAL BONDS:
California	0.6	515,422
Maryland	0.4	288,154
Short-Term Investment	4.7	3,564,851
Liabilities in Excess of Other Assets	(1.4)	(1,040,956)
NET ASSETS	100.0%	$77,044,652

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
6

AMBRUS CORE BOND FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 50.7%
Communications — 4.0%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 562,957
Comcast Corp., 4.65%, 2/15/33	415,000	417,040
Paramount Global, 4.95%, 1/15/31	1,000,000	921,832
T-Mobile USA, Inc., 4.95%, 3/15/28	500,000	505,057
Verizon Communications, Inc., 5.964%, 5/15/25(a)	500,000	501,171
Verizon Communications, Inc., 0.85%, 11/20/25	200,000	182,007
		3,090,064
Consumer Discretionary — 2.4%
eBay, Inc., 1.40%, 5/10/26	200,000	181,641
General Motors Financial Co., Inc., 1.25%, 1/8/26	300,000	270,082
Hyatt Hotels Corp., 1.80%, 10/1/24	500,000	473,471
Lowe's Cos., Inc., 5.15%, 7/1/33	500,000	504,610
Mohawk Industries, Inc., 3.625%, 5/15/30	450,000	408,046
		1,837,850
Consumer Staple Products — 3.5%
Altria Group, Inc., 4.80%, 2/14/29	500,000	495,812
Kroger Co. (The), 7.70%, 6/1/29	594,000	686,769
PepsiCo, Inc., 4.45%, 5/15/28	500,000	509,992
Philip Morris International, Inc., 4.875%, 2/15/28	1,000,000	1,009,059
		2,701,632
Energy — 2.6%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	392,051
Hess Corp., 3.50%, 7/15/24	500,000	488,509
Kinder Morgan, Inc., 7.80%, 8/1/31	500,000	573,473
Tosco Corp., 7.80%, 1/1/27	500,000	557,813
		2,011,846
Financials — 13.5%
Air Lease Corp., 3.25%, 3/1/25	250,000	240,222
American Tower Corp., REIT, 2.95%, 1/15/25	200,000	192,555
Bank of New York Mellon (The), 5.224%, 11/21/25	500,000	499,361
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	1,500,000	1,486,064
BlackRock, Inc., 2.10%, 2/25/32	200,000	166,219
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	982,637
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	$ 300,000	$ 291,387
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	800,000	713,789
Jefferies Financial Group, Inc., 4.85%, 1/15/27	300,000	293,253
JPMorgan Chase & Co., 5.546%, 12/15/25	1,000,000	1,006,941
JPMorgan Chase & Co., 5.939%, 2/24/28(a)	500,000	494,352
Kilroy Realty LP, REIT, 2.50%, 11/15/32	100,000	63,703
Morgan Stanley, 4.35%, 9/8/26	800,000	779,878
Synchrony Financial, 3.70%, 8/4/26	500,000	437,044
Synchrony Financial, 2.875%, 10/28/31	1,000,000	707,888
US Bancorp, 4.653%, 2/1/29	1,000,000	976,027
Wells Fargo & Co., 3.584%, 5/22/28	300,000	282,643
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	250,000	286,775
Zions Bancorp, 3.25%, 10/29/29	750,000	524,059
		10,424,797
Health Care — 3.8%
Amgen, Inc., 5.25%, 3/2/30	750,000	766,222
Becton Dickinson & Co., 4.693%, 2/13/28	500,000	501,727
CVS Health Corp., 5.125%, 2/21/30	500,000	506,797
Illumina, Inc., 5.80%, 12/12/25	500,000	504,866
Johnson & Johnson, 1.30%, 9/1/30	200,000	167,504
McKesson Corp., 5.25%, 2/15/26	500,000	501,332
		2,948,448
Industrials — 9.3%
Boeing Co. (The), 1.433%, 2/4/24	750,000	724,855
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,000,000	1,001,490
L3Harris Technologies, Inc., 2.90%, 12/15/29	500,000	441,883
Norfolk Southern Corp., 4.45%, 3/1/33	1,000,000	972,526
Northrop Grumman Corp., 4.70%, 3/15/33	500,000	504,174
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	1,007,384
Trimble, Inc., 6.10%, 3/15/33	1,000,000	1,009,953

The accompanying notes are an integral part of the financial statements.
7

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Union Pacific Corp., 3.646%, 2/15/24	$1,000,000	$ 985,606
Union Pacific Corp., 4.75%, 2/21/26	500,000	505,988
		7,153,859
Materials — 1.5%
DuPont de Nemours, Inc., 4.493%, 11/15/25	200,000	199,404
Huntsman International, LLC, 4.50%, 5/1/29	500,000	469,489
LyondellBasell Industries NV, 5.75%, 4/15/24	500,000	500,429
		1,169,322
Technology — 5.4%
Apple, Inc., 3.35%, 8/8/32	150,000	141,433
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,000,000	875,426
Intel Corp., 4.00%, 8/5/29	200,000	194,381
Intel Corp., 5.125%, 2/10/30	1,000,000	1,018,475
International Business Machines Corp., 3.625%, 2/12/24	500,000	493,937
Leidos, Inc., 5.75%, 3/15/33	500,000	510,957
Microchip Technology, Inc., 0.983%, 9/1/24	1,000,000	943,914
		4,178,523
Utilities — 4.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	500,000	495,848
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	500,000	508,654
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	750,000	752,068
Southwest Gas Corp., 5.80%, 12/1/27	400,000	412,569
Southwest Gas Corp., 2.20%, 6/15/30	500,000	413,188
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	503,818
Spire Missouri, Inc., 4.80%, 2/15/33	500,000	498,933
		3,585,078
TOTAL CORPORATE BONDS (Cost $38,937,734)		39,101,419
U.S. TREASURY OBLIGATIONS — 33.8%
United States Treasury Bills,
4.632%, 6/22/23(b)	1,000,000	989,757
4.594%, 11/30/23(b)	2,000,000	1,940,838
	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
4.468%, 12/28/23(b)	$1,275,000	$ 1,234,141
United States Treasury Bonds,
3.375%, 8/15/42	1,875,000	1,758,838
3.625%, 2/15/53	700,000	692,180
United States Treasury Notes,
3.25%, 8/31/24	2,100,000	2,067,803
4.125%, 1/31/25	1,000,000	999,336
4.931%, 1/31/25(a)	3,000,000	3,001,379
3.125%, 8/15/25	3,000,000	2,942,637
3.875%, 1/15/26	3,000,000	2,999,179
1.50%, 8/15/26	1,250,000	1,159,521
3.125%, 8/31/27	1,250,000	1,221,802
2.875%, 8/15/28	2,000,000	1,925,508
3.125%, 8/31/29	750,000	729,580
3.50%, 1/31/30	500,000	497,578
0.625%, 8/15/30	250,000	203,618
1.25%, 8/15/31	250,000	209,590
2.75%, 8/15/32	1,000,000	940,390
3.50%, 2/15/33	500,000	500,430
U.S. TREASURY OBLIGATIONS (Cost $25,869,820)		26,014,105
	Par Value/ Shares
PREFERREDS — 11.2%
Consumer Discretionary — 0.8%
General Motors Financial Co., Inc., 5.75%, 9/30/27	750,000	608,649
Financials — 10.4%
Bank of America Corp., 6.25%, 9/5/24	700,000	685,125
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	250,000	237,192
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	670,625
Citigroup, Inc., 9.094%, 5/15/23(a)	200,000	198,881
Citigroup, Inc., 8.87%, 7/30/23(a)	500,000	498,125
Citigroup, Inc., 6.25%, 8/15/26	950,000	914,375
JPMorgan Chase & Co., 6.75%, 2/1/24	625,000	628,125
M&T Bank Corp., 6.45%, 2/15/24	475,000	425,708
Morgan Stanley, 6.875%, 1/15/24	39,395	973,057
Northern Trust Corp., 4.60%, 10/1/26	850,000	777,573
State Street Corp., 5.625%, 12/15/23	800,000	750,182

The accompanying notes are an integral part of the financial statements.
8

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
State Street Corp., 5.90%, 3/15/24	$ 40,000	$ 933,200
State Street Corp., 5.35%, 3/15/26	12,000	300,840
		7,993,008
TOTAL PREFERREDS (Cost $8,582,720)		8,601,657
	Principal Amount
MUNICIPAL BONDS — 1.0%
California — 0.6%
State of California GO, 5.222%, 3/1/24	250,000	250,850
State of California GO, 4.846%, 3/1/27	150,000	153,032
State of California GO, 6.000%, 3/1/33	100,000	111,540
		515,422
Maryland — 0.4%
Maryland Community Development Administration Revenue, Social Bonds, Series C, 4.177%, 3/1/29, (GNMA/FNMA/FHLMC COLL Insured)	300,000	288,154
TOTAL MUNICIPAL BONDS (Cost $794,443)		803,576
	Number of Shares
SHORT-TERM INVESTMENT — 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.710%(c)	3,564,851	3,564,851

TOTAL SHORT-TERM INVESTMENT (Cost $3,564,851)		3,564,851

TOTAL INVESTMENTS - 101.4% (Cost $77,749,568)		78,085,608
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(1,040,956)
NET ASSETS - 100.0%		$ 77,044,652

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(b)	Rate represents annualized yield at date of purchase.
(c)	Rate disclosed is the 7-day yield at March 31, 2023.
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
9

Ambrus Tax-Conscious California Bond Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
MUNICIPAL BONDS:
California	57.1%	$46,134,211
New York	3.6	2,873,426
South Carolina	3.0	2,431,692
Connecticut	2.7	2,191,207
Texas	2.6	2,077,037
Pennsylvania	2.0	1,600,292
Florida	1.4	1,121,209
Michigan	1.3	1,020,788
Illinois	1.0	813,674
New Mexico	0.9	770,399
Washington	0.9	764,305
New Jersey	0.6	515,799
Iowa	0.2	151,860
Minnesota	0.1	104,917
PREFERREDS:
Financials	10.4	8,381,632
Consumer Discretionary	0.9	710,091
CORPORATE BONDS:
Financials	2.3	1,898,276
Materials	1.2	938,979
Utilities	1.1	928,590
Consumer Discretionary	0.9	710,207
Energy	0.5	392,050
U.S. Treasury Obligations	4.1	3,337,307
Short-Term Investment	0.5	376,901
Other Assets in Excess of Liabilities	0.7	596,589
NET ASSETS	100.0%	$80,841,438

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
10

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 77.4%
California — 57.1%
91 Express Lanes Toll Road Revenue, OID, Senior Series, Refunding, Callable 08/15/23 at 100, 4.500%, 12/15/30	$ 30,000	$ 30,222
Anaheim Housing & Public Improvements Authority Revenue, Series A, Refunding, 5.000%, 10/1/26	100,000	109,314
Anaheim Housing & Public Improvements Authority Revenue, Series B, Callable 10/01/27 at 100, 5.000%, 10/1/30	15,000	16,766
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 05/01/23 at 100, 3.000%, 10/1/27	25,000	25,009
Buena Park School District GO, Callable 08/01/27 at 100, 5.000%, 8/1/30	15,000	16,606
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.000%, 10/1/48	70,000	73,414
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.000%, 11/1/29	15,000	16,620
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.000%, 11/1/34	215,000	236,679
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.000%, 2/1/29	40,000	43,403
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.000%, 11/15/35	365,000	373,836
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.000%, 4/1/27, (CA MTG Insured)	$ 5,000	$ 5,380
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/35	250,000	269,791
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/38	250,000	266,977
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/48	25,000	25,902
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/24 at 100, 5.000%, 8/15/27	20,000	20,637
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.000%, 8/15/34	410,000	441,767
California Health Facilities Financing Authority Revenue, Series A, Callable 10/01/24 at 100, 4.000%, 10/1/28	100,000	101,684
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.000%, 11/15/28	15,000	16,612
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.000%, 11/15/35	240,000	258,999
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.000%, 10/1/26	65,000	67,945
California Health Facilities Financing Authority Revenue, Series A, Refunding, 5.000%, 11/15/26	10,000	10,914

The accompanying notes are an integral part of the financial statements.
11

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/15/26 at 100, 5.000%, 8/15/28	$ 25,000	$ 27,046
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/34	1,345,000	1,486,925
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.000%, 5/15/47	1,000,000	1,071,762
California Infrastructure & Economic Development Bank Revenue, Green Bond, 5.000%, 8/1/26	805,000	871,721
California Infrastructure & Economic Development Bank Revenue, OID, Refunding, 3.200%, 10/1/29	1,785,000	1,614,344
California Infrastructure & Economic Development Bank Revenue, Refunding, 5.000%, 5/1/23	30,000	30,052
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.000%, 5/1/28	20,000	21,704
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.000%, 5/15/36, (BAM-TCRS Insured)	500,000	536,578
California State Public Works Board Revenue, 5.000%, 4/1/27	20,000	22,128
California State Public Works Board Revenue, Callable 09/01/27 at 100, 5.000%, 9/1/28	10,000	11,166
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State Public Works Board Revenue, Series A, Callable 09/01/24 at 100, 5.000%, 9/1/25	$ 10,000	$ 10,354
California State Public Works Board Revenue, Series C, Callable 11/01/29 at 100, 5.000%, 11/1/34	200,000	230,466
California State Public Works Board Revenue, Series C, Refunding, 5.000%, 11/1/26	25,000	27,376
California State Public Works Board Revenue, Series D, Callable 11/01/30 at 100, 2.000%, 11/1/35	150,000	125,153
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.000%, 8/1/29	300,000	321,568
California Statewide Communities Development Authority Revenue, Refunding, 5.000%, 3/1/28	100,000	108,943
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.000%, 3/1/33	160,000	172,230
California Statewide Communities Development Authority Revenue, Series A, 5.000%, 4/1/28	20,000	21,819
Capistrano Unified School District Community Facilities District No 90-2, Series 2, Refunding, Callable 09/01/23 at 100, 5.000%, 9/1/32, (AGM Insured)	1,000,000	1,008,379
Chino Basin Regional Financing Authority Revenue, Series B, Callable 08/01/25 at 100, 4.000%, 11/1/25	100,000	103,381
Chula Vista Elementary School District School Facilities District No 1 GO, Series A, OID, Callable 08/01/23 at 100, 3.625%, 8/1/30	1,215,000	1,216,554

The accompanying notes are an integral part of the financial statements.
12

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City & County of San Francisco, 5.000%, 4/1/27	$ 5,000	$ 5,540
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/27	145,000	158,683
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/28	100,000	111,341
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/29	100,000	112,923
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/30	150,000	171,610
Coachella Valley Unified School District, OID, Refunding, Callable 09/01/24 at 100, 3.500%, 9/1/28, (BAM Insured)	50,000	50,682
Coachella Valley Unified School District GO, OID, Refunding, Callable 08/01/24 at 100, 4.000%, 8/1/27, (BAM Insured)	5,000	5,105
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.000%, 6/1/32, (BAM Insured)	140,000	148,165
Cypress School District GO, Refunding, 5.000%, 8/1/25	20,000	21,162
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.750%, 12/1/24	300,000	288,683
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.250%, 6/1/27	40,000	36,899
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	48,571
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
East Side Union High School District GO, Series B, Refunding, 5.250%, 2/1/26, (NATL Insured)	$ 125,000	$ 132,095
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.000%, 7/1/35	250,000	258,046
Fairfield, Series A, OID, 0.000%, 4/1/24, (AGC Insured)(a)	55,000	53,506
Fillmore Water Revenue, Refunding, 4.000%, 5/1/30, (AGM Insured)	20,000	21,874
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.000%, 10/1/33	150,000	165,481
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.000%, 4/1/29	375,000	378,703
Gardena Revenue, 2.663%, 4/1/28	815,000	741,087
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 5.000%, 6/1/25	100,000	105,629
Hawthorne, Series 1, Refunding, Callable 09/01/27 at 103, 4.000%, 9/1/29, (BAM Insured)	15,000	16,270
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/28, (NATL Insured)	20,000	21,678
Indio Finance Authority Revenue, Series A, Refunding, Callable 11/01/26 at 100, 5.000%, 11/1/28	10,000	10,811
Jurupa Public Financing Authority, Series A, Refunding, 4.000%, 9/1/25, (AGM Insured)	20,000	20,611
Kern High School District GO, Series E, OID, 2.000%, 8/1/27	100,000	98,344

The accompanying notes are an integral part of the financial statements.
13

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Kings Canyon Unified School District GO, OID, 0.000%, 8/1/23, (NATL Insured)(a)	$ 30,000	$ 29,693
Lake Elsinore Facilities Financing Authority Successor Agency, Series A, Refunding, 4.000%, 9/1/30	60,000	65,349
Lodi Public Financing Authority Revenue, Series A, Refunding, 5.000%, 10/1/26	85,000	92,409
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.000%, 7/1/44	825,000	892,198
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.000%, 12/1/45	500,000	553,626
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.000%, 12/1/32	150,000	160,337
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/01/29 at 100, 5.000%, 12/1/49	100,000	108,837
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 05/01/23 at 100, 3.750%, 9/1/26, (AGM Insured)	15,000	15,014
Los Angeles Department of Airports Revenue, Series A, Refunding, Callable 11/15/29 at 100, 5.000%, 5/15/37	180,000	203,401
Los Angeles Department of Water & Power Revenue, Callable 06/01/26 at 100, 5.000%, 7/1/26	5,000	5,437
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Revenue, Callable 07/01/31 at 100, 5.000%, 7/1/51	$ 85,000	$ 93,201
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.000%, 7/1/47	1,000,000	1,052,979
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.000%, 7/1/45	500,000	540,922
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.000%, 7/1/40	1,580,000	1,659,668
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/28 at 100, 5.000%, 7/1/34	200,000	226,468
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/29 at 100, 5.000%, 7/1/44	640,000	698,088
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.000%, 7/1/46	1,755,000	1,828,833
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.000%, 7/1/44	250,000	264,523
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.000%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,242
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 05/01/23 at 100, 2.250%, 2/1/25	250,000	245,677

The accompanying notes are an integral part of the financial statements.
14

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Unified School District GO, Series A, Refunding, 3.000%, 7/1/27	$ 65,000	$ 66,279
Los Angeles Unified School District GO, Series B-1, Callable 01/01/28 at 100, 5.000%, 7/1/28	145,000	163,731
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/28	20,000	21,007
Menlo Park Community Development Agency Successor Agency, Refunding, Callable 10/01/25 at 100, 5.000%, 10/1/28, (AGM Insured)	25,000	26,714
Metropolitan Water District of Southern California Revenue, Series A, Refunding, 2.500%, 7/1/26	210,000	211,008
Modesto Irrigation District Revenue, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/29	35,000	38,097
Montebello Public Financing Authority Revenue, Series B, OID, 6.200%, 11/1/32	1,000,000	1,043,788
Mount Diablo Unified School District GO, Series C, Refunding, Callable 08/01/23 at 100, 4.000%, 8/1/30	30,000	30,153
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.000%, 3/1/42	165,000	173,781
Northern California Power Agency Revenue, Series A, Refunding, 5.000%, 8/1/24	20,000	20,553
Oxnard Union High School District GO, Series A, Callable 08/01/26 at 100, 5.000%, 8/1/28	10,000	10,896
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Pajaro Valley Unified School District GO, Series C, Callable 02/01/26 at 100, 5.000%, 8/1/27	$ 10,000	$ 10,755
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/33	200,000	205,667
Pasadena Unified School District GO, Callable 08/01/26 at 100, 4.000%, 8/1/36	215,000	218,905
Pasadena Unified School District GO, Series B, 2.000%, 8/1/25	100,000	98,411
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.000%, 9/1/26, (AGM Insured)	100,000	107,111
Pittsburg Unified School District, Refunding, 5.000%, 6/1/25, (AGM Insured)	15,000	15,760
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.000%, 8/1/29	300,000	326,360
Regents of the University of California Medical Center Pooled Revenue, Series J, OID, Prerefunded, Callable 05/15/23 at 100, 5.000%, 5/15/48	405,000	406,132
Richmond Wastewater Revenue, OID, ETM, 0.000%, 8/1/28, (FGIC Insured)(a)	100,000	87,468
Riverside Community College District, Callable 06/01/25 at 100, 5.000%, 6/1/37	210,000	218,288
Riverside Community College District, Callable 06/01/25 at 100, 5.000%, 6/1/38	255,000	264,723
Riverside Community College District, Callable 06/01/25 at 100, 5.000%, 6/1/39	325,000	336,914
Riverside Community College District, Callable 06/01/25 at 100, 5.250%, 6/1/43	1,200,000	1,243,958

The accompanying notes are an integral part of the financial statements.
15

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 06/01/25 at 100, 5.250%, 6/1/49	$2,000,000	$ 2,065,323
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/31, (BAM Insured)	500,000	540,045
Riverside Public Financing Authority Revenue, Series A, OID, Refunding, Callable 05/01/23 at 100, 3.500%, 11/1/25	60,000	60,045
Sacramento Airport System Revenue County, Series E, Refunding, 5.000%, 7/1/27	10,000	11,155
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/36	505,000	541,573
Sacramento County Sanitation Districts Financing Authority Revenue, Series A, Refunding, Callable 06/01/24 at 100, 5.000%, 12/1/31	175,000	180,259
Sacramento Municipal Utility District Revenue, Series G, Callable 08/15/29 at 100, 5.000%, 8/15/39	175,000	196,470
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.000%, 6/1/48	800,000	838,363
San Benito County, Callable 10/01/29 at 100, 5.000%, 10/1/30	15,000	17,224
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.000%, 7/1/46	150,000	163,419
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 08/01/28 at 100, 5.000%, 8/1/43	755,000	816,740
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Dieguito School Facilities Financing Authority, Refunding, Callable 03/01/28 at 100, 5.000%, 3/1/37	$ 635,000	$ 693,742
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.000%, 7/1/26	5,000	5,309
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/33 at 100, 5.000%, 5/1/43	720,000	816,815
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 05/01/23 at 100, 3.250%, 5/1/26	20,000	20,012
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 05/01/23 at 100, 3.375%, 5/1/27	10,000	10,007
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 05/01/23 at 100, 3.500%, 5/1/28	30,000	30,025
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.000%, 11/1/35	115,000	120,237
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/26 at 100, 5.000%, 11/1/33	140,000	152,958

The accompanying notes are an integral part of the financial statements.
16

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Luis Obispo Water Revenue, Refunding, Callable 06/01/28 at 100, 5.000%, 6/1/29	$ 130,000	$ 147,058
San Marcos Public Facilities Authority, Refunding, 5.000%, 9/1/28, (BAM Insured)	120,000	135,023
San Marcos Public Facilities Authority, Series A, Refunding, Callable 09/01/24 at 100, 5.000%, 9/1/32, (AGM Insured)	150,000	154,445
San Marcos Unified School District GO, Refunding, Callable 08/01/27 at 100, 4.000%, 8/1/33	500,000	526,685
San Ysidro School District, Refunding, 5.000%, 9/1/25, (BAM Insured)	100,000	105,326
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/32 at 100, 5.000%, 6/1/44	1,000,000	1,137,258
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.000%, 10/1/27	20,000	19,584
Santa Monica Water Revenue, 2.500%, 8/1/28	100,000	101,294
Santaluz Community Facilities District No 2, Refunding, 4.000%, 9/1/27	535,000	563,429
Semitropic Improvement District of the Semitropic Water Storage District Revenue, Series A, Refunding, Callable 12/01/27 at 100, 5.000%, 12/1/28, (AGM Insured)	15,000	16,788
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 05/01/23 at 100, 3.000%, 4/1/26, (AGM Insured)	10,000	10,004
State of California GO, 5.222%, 3/1/24	250,000	250,850
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, 5.000%, 9/1/25	$ 5,000	$ 5,314
State of California GO, 4.846%, 3/1/27	350,000	357,075
State of California GO, 5.000%, 10/1/29	125,000	146,430
State of California GO, 6.000%, 3/1/33	150,000	167,311
State of California GO, Callable 06/01/26 at 100, 5.000%, 12/1/34	645,000	692,739
State of California GO, Callable 09/01/26 at 100, 4.000%, 9/1/35	195,000	201,154
State of California GO, Callable 09/01/26 at 100, 5.000%, 9/1/45	250,000	263,035
State of California GO, Callable 12/01/30 at 100, 5.000%, 12/1/46	1,500,000	1,659,659
State of California GO, OID, Callable 03/01/33 at 100, 5.200%, 3/1/43	100,000	101,056
State of California GO, Refunding, 5.000%, 9/1/26	15,000	16,378
State of California GO, Refunding, Callable 04/01/29 at 100, 5.000%, 4/1/31	280,000	322,688
State of California GO, Refunding, Callable 08/01/24 at 100, 5.000%, 8/1/31	890,000	918,140
State of California GO, Refunding, Callable 08/01/25 at 100, 5.000%, 8/1/27	10,000	10,590
State of California GO, Refunding, Callable 09/01/26 at 100, 4.000%, 9/1/28	25,000	26,306
State of California GO, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/37	340,000	363,203
Stockton Unified School District GO, Series D, OID, 0.000%, 8/1/27, (AGM Insured)(a)	350,000	310,740
Sutter Butte Flood Agency, Callable 10/01/25 at 100, 5.000%, 10/1/26, (BAM Insured)	20,000	21,299

The accompanying notes are an integral part of the financial statements.
17

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Tamalpais Community Services District Wastewater Revenue, 4.000%, 1/1/28	$ 15,000	$ 16,040
Tobacco Securitization Authority of Northern California Revenue, Series A, Senior Series, Refunding, 5.000%, 6/1/25	65,000	67,410
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.000%, 6/1/31	55,000	60,756
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/29, (AGM Insured)	20,000	21,256
University of California Revenue, Series AV, Callable 05/15/27 at 100, 5.000%, 5/15/35	220,000	241,434
University of California Revenue, Series BO, 4.693%, 5/15/33	400,000	404,350
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.000%, 7/1/30	20,000	21,560
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/29	10,000	10,381
West Sacramento Area Flood Control Agency, Callable 09/01/25 at 100, 5.000%, 9/1/27, (AGM Insured)	10,000	10,669
Western Placer Unified School District, Refunding, 5.000%, 8/1/24, (AGM Insured)	25,000	25,731
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.000%, 8/1/31(a)	570,000	435,237
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/29, (BAM Insured)	$ 20,000	$ 21,730
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/30, (BAM Insured)	25,000	27,089
		46,134,211
Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/45	650,000	659,346
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.000%, 7/1/45	1,500,000	1,531,861
		2,191,207
Florida — 1.4%
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.000%, 10/1/37	1,000,000	1,121,209
Illinois — 1.0%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.000%, 8/15/52	400,000	425,890
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.000%, 2/1/32	380,000	387,784
		813,674
Iowa — 0.2%
Iowa Finance Authority Revenue, Series C, Callable 02/15/24 at 100, 5.000%, 2/15/32	150,000	151,860

The accompanying notes are an integral part of the financial statements.
18

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Michigan — 1.3%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.000%, 7/1/33	$1,000,000	$ 1,020,788
Minnesota — 0.1%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.000%, 11/15/26	100,000	104,917
New Jersey — 0.6%
New Brunswick Parking Authority Revenue, Series B, Refunding, 5.000%, 9/1/24, (BAM MUN GOVT GTD Insured)	500,000	515,799
New Mexico — 0.9%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.000%, 11/1/39(b)	750,000	770,399
New York — 3.6%
Cuba-Rushford Central School District GO, 3.000%, 6/23/23, (ST AID WITHHLDG Insured)	475,000	475,093
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.000%, 11/15/32	635,000	681,696
New York City Housing Development Corp. Revenue, Series 1, 3.450%, 11/1/28, (REMIC FHA 542c Insured)	345,000	350,458
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.400%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	351,576
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.000%, 11/15/44	1,000,000	1,014,603
		2,873,426
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 2.0%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.000%, 12/31/57, (AGM Insured)	$ 375,000	$ 388,427
Pennsylvania Higher Educational Facilities Authority Revenue, Refunding, 5.000%, 5/1/25	500,000	520,439
Pennsylvania Turnpike Commission Revenue, Series B, Refunding, Callable 06/01/26 at 100, 5.000%, 6/1/36	660,000	691,426
		1,600,292
South Carolina — 3.0%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.000%, 7/1/54	1,250,000	1,326,013
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/28	100,000	103,960
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 12/01/23 at 100, 5.000%, 12/1/48	1,000,000	1,001,719
		2,431,692
Texas — 2.6%
El Paso GO, Callable 08/15/26 at 100, 5.000%, 8/15/42	1,500,000	1,560,148
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.000%, 12/15/27	500,000	516,889
		2,077,037

The accompanying notes are an integral part of the financial statements.
19

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Washington — 0.9%
King County Sewer Revenue, Callable 07/01/24 at 100, 5.000%, 1/1/47, (AGM Insured)	$ 750,000	$ 764,305
TOTAL MUNICIPAL BONDS (Cost $61,928,087)		62,570,816
	Par Value/ Shares
PREFERREDS — 11.3%
Consumer Discretionary — 0.9%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	710,091
Financials — 10.4%
Bank of America Corp., 6.25%, 9/5/24	1,000,000	978,750
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	300,000	284,631
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	770,312
Citigroup, Inc., 9.094%, 5/15/23(b)	200,000	198,881
Citigroup, Inc., 6.25%, 8/15/26	1,100,000	1,058,750
JPMorgan Chase & Co., 6.75%, 2/1/24	900,000	904,500
M&T Bank Corp., 6.45%, 2/15/24	575,000	515,331
Morgan Stanley, 6.875%, 1/15/24	41,519	1,025,519
Northern Trust Corp., 4.60%, 10/1/26	1,000,000	914,792
State Street Corp., 5.625%, 12/15/23	600,000	562,636
State Street Corp., 5.90%, 3/15/24	35,000	816,550
State Street Corp., 5.35%, 3/15/26	14,000	350,980
		8,381,632
TOTAL PREFERREDS (Cost $9,070,776)		9,091,723
	Par Value
CORPORATE BONDS — 6.0%
Consumer Discretionary — 0.9%
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	710,207
Energy — 0.5%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	392,050
Financials — 2.3%
Air Lease Corp., 3.25%, 3/1/25	350,000	336,310
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Jefferies Financial Group, Inc., 4.85%, 1/15/27	$ 250,000	$ 244,378
JPMorgan Chase & Co., 5.546%, 12/15/25	250,000	251,735
Morgan Stanley, 0.791%, 1/22/25	200,000	192,422
Zions Bancorp, 3.25%, 10/29/29	1,250,000	873,431
		1,898,276
Materials — 1.2%
Huntsman International, LLC, 4.50%, 5/1/29	1,000,000	938,979
Utilities — 1.1%
Southwest Gas Corp., 5.80%, 12/1/27	700,000	721,996
Southwest Gas Corp., 2.20%, 6/15/30	250,000	206,594
		928,590
TOTAL CORPORATE BONDS (Cost $4,962,732)		4,868,102
U.S. TREASURY OBLIGATIONS — 4.1%
United States Treasury Bill, 4.644%, 2/22/24(c)	500,000	480,015
United States Treasury Notes,
4.125%, 1/31/25	1,000,000	999,336
4.931%, 1/31/25(b)	100,000	100,046
4.25%, 10/15/25	1,000,000	1,007,266
3.50%, 2/15/33	750,000	750,644
U.S. TREASURY OBLIGATIONS (Cost $3,311,274)		3,337,307
	Number of Shares
SHORT-TERM INVESTMENT — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.710%(d)	376,901	376,901

TOTAL SHORT-TERM INVESTMENT (Cost $376,901)		376,901

TOTAL INVESTMENTS - 99.3% (Cost $79,649,770)		80,244,849
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		596,589
NET ASSETS - 100.0%		$ 80,841,438

The accompanying notes are an integral part of the financial statements.
20

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(c)	Rate represents annualized yield at date of purchase.
(d)	Rate disclosed is the 7-day yield at March 31, 2023.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM MUN GOVT GTD	Build America Mutual Municipal Government Guaranteed
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA 542c	Federal Housing Administration Section 542c
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corp
OID	Original Issue Discount
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
ST AID WITHHLDG	State Aid Withholding

The accompanying notes are an integral part of the financial statements.
21

Ambrus Tax-Conscious National Bond Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
MUNICIPAL BONDS:
Texas	8.7%	$ 11,613,753
Florida	5.6	7,472,450
New York	5.3	7,073,732
New Hampshire	3.7	5,000,262
Wyoming	3.2	4,214,204
Pennsylvania	3.1	4,131,294
Colorado	2.9	3,902,855
South Carolina	2.7	3,539,940
Missouri	2.6	3,537,641
California	2.3	3,112,409
Kansas	2.3	3,100,744
Illinois	2.3	3,100,513
Connecticut	2.3	3,019,442
Wisconsin	2.2	2,890,785
Washington	2.0	2,722,193
Iowa	1.9	2,590,012
Nebraska	1.9	2,587,806
Indiana	1.9	2,554,577
Michigan	1.9	2,539,957
District of Columbia	1.8	2,346,223
Tennessee	1.5	1,977,385
South Dakota	1.3	1,696,382
New Mexico	1.2	1,607,567
Alabama	1.2	1,544,980
Massachusetts	0.9	1,157,557
Ohio	0.9	1,138,183
Louisiana	0.8	1,050,915
Arizona	0.8	1,027,088
Mississippi	0.7	952,464
New Jersey	0.7	877,143
Alaska	0.6	845,245
Oklahoma	0.4	585,074
Vermont	0.4	494,647
Minnesota	0.2	259,647
Oregon	0.2	258,444
Georgia	0.2	255,006
Kentucky	0.1	121,022
Nevada	0.0	41,705
Arkansas	0.0	19,993
Virginia	0.0	15,205
PREFERREDS:
Financials	10.4	13,895,167
Consumer Discretionary	0.7	953,550
CORPORATE BONDS:
Financials	2.9	3,850,153
Utilities	1.8	2,388,321
The accompanying notes are an integral part of the financial statements.
22

Ambrus Tax-Conscious National Bond Fund
Portfolio Holdings Summary Table (Concluded)
March 31, 2023
(Unaudited)
	% of Net Assets	Value
Energy	1.6%	$ 2,090,477
Materials	1.1	1,486,357
Consumer Discretionary	0.9	1,208,930
Industrials	0.9	1,208,091
Communications	0.3	460,916
U.S. Treasury Obligations	5.9	7,801,260
Short-Term Investment	3.9	5,214,188
Liabilities in Excess of Other Assets	(3.1)	(4,181,724)
NET ASSETS	100.0%	$133,352,130

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
23

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 72.7%
Alabama — 1.2%
Florence Water & Sewer Revenue, Refunding, 2.000%, 8/15/23, (BAM Insured)	$ 100,000	$ 99,720
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.000%, 9/15/34	850,000	909,887
UAB Medicine Finance Authority Revenue, Series B2, Refunding, Callable 03/01/27 at 100, 5.000%, 9/1/34	500,000	535,373
		1,544,980
Alaska — 0.6%
Alaska Municipal Bond Bank Authority Revenue, Series 1, OID, Callable 05/01/23 at 100, 2.375%, 12/1/24, (MORAL OBLG Insured)	20,000	19,889
Municipality of Anchorage GO, Series A, Callable 09/01/28 at 100, 5.000%, 9/1/37	760,000	825,356
		845,245
Arizona — 0.8%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/35	1,000,000	1,027,088
Arkansas — 0.0%
Arkansas Development Finance Authority Revenue, OID, Refunding, Callable 05/01/23 at 100, 2.625%, 6/1/24	20,000	19,993
California — 2.3%
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.000%, 6/1/48	1,115,000	1,168,468
State of California GO, 5.222%, 3/1/24	1,000,000	1,003,399
State of California GO, 4.846%, 3/1/27	500,000	510,107
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, 6.000%, 3/1/33	$ 250,000	$ 278,851
State of California GO, OID, Callable 03/01/33 at 100, 5.200%, 3/1/43	150,000	151,584
		3,112,409
Colorado — 2.9%
Boulder Valley School District No Re-2 Boulder GO, Callable 06/01/25 at 100, 5.000%, 12/1/38, (ST AID WITHHLDG Insured)	785,000	817,212
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.500%, 12/1/36, (AGM Insured)	700,000	726,763
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.000%, 12/1/42	505,000	539,082
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.000%, 12/1/34	255,000	266,138
State of Colorado, Callable 12/15/32 at 100, 6.000%, 12/15/39	1,000,000	1,226,556
Town of Breckenridge, Callable 12/01/32 at 100, 5.000%, 12/1/42	300,000	327,104
		3,902,855
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/45	500,000	507,189
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.000%, 7/1/45	2,460,000	2,512,253
		3,019,442

The accompanying notes are an integral part of the financial statements.
24

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — 1.8%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.000%, 6/1/38	$ 30,000	$ 31,308
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.000%, 10/1/44	75,000	81,599
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.000%, 7/15/45	100,000	109,582
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.000%, 7/1/42	2,000,000	2,123,734
		2,346,223
Florida — 5.6%
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.000%, 12/1/35	1,015,000	1,089,685
Florida Housing Finance Corp. Revenue, Series 1, 2.950%, 7/1/27, (GNMA/FNMA/FHLMC COLL Insured)	455,000	451,282
Florida Housing Finance Corp. Revenue, Series 1, 3.000%, 1/1/28, (GNMA/FNMA/FHLMC COLL Insured)	200,000	198,352
Florida Housing Finance Corp. Revenue, Series 1, 3.000%, 7/1/28, (GNMA/FNMA/FHLMC COLL Insured)	235,000	232,839
Florida Housing Finance Corp. Revenue, Series 1, 3.100%, 1/1/29, (GNMA/FNMA/FHLMC COLL Insured)	725,000	719,829
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC COLL Insured)	$ 415,000	$ 412,310
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.750%, 10/1/28	250,000	251,655
Lakewood Ranch Stewardship District, Refunding, 5.000%, 5/1/25, (AGM Insured)	250,000	260,733
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.000%, 4/1/48	1,000,000	1,045,677
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.000%, 4/1/45	100,000	101,786
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.000%, 10/1/37	1,250,000	1,401,511
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.000%, 7/1/27	145,000	155,630
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.000%, 10/1/44	1,125,000	1,151,161
		7,472,450
Georgia — 0.2%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The Revenue, 5.000%, 3/1/24	250,000	255,006
Illinois — 2.3%
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.000%, 1/1/47	100,000	102,960

The accompanying notes are an integral part of the financial statements.
25

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.000%, 11/1/33, (AGM Insured)	$ 350,000	$ 377,094
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.000%, 8/15/52	600,000	638,834
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.000%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	450,000	466,876
Macon County School District No 61 Decatur GO, 4.000%, 12/1/28, (AGM Insured)	570,000	608,285
Western Illinois University Revenue, Refunding, 4.000%, 4/1/28, (BAM Insured)	875,000	906,464
		3,100,513
Indiana — 1.9%
Attica Multi-School Building Corp. Revenue, 5.000%, 7/15/28, (ST INTERCEPT Insured)	150,000	167,800
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.000%, 2/1/31	305,000	318,917
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.000%, 1/1/32	50,000	51,654
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.000%, 1/1/37	500,000	525,201
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.000%, 2/1/44	$1,000,000	$ 1,057,079
Whitestown Redevelopment Authority Revenue, Series B, Refunding, 4.000%, 8/1/27	410,000	433,926
		2,554,577
Iowa — 1.9%
Iowa City Community School District Infrastructure Sales Services & Use Tax Revenue, Callable 06/01/23 at 100, 3.500%, 6/1/28	850,000	846,666
Iowa Finance Authority Revenue, Series A, Refunding, 1.150%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	216,797
Iowa Finance Authority Revenue, Series C, Callable 02/15/24 at 100, 5.000%, 2/15/32	500,000	506,200
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.000%, 9/1/49(a)	1,000,000	1,020,349
		2,590,012
Kansas — 2.3%
Topeka GO, Refunding, Callable 05/01/23 at 100, 2.000%, 8/15/24	25,000	24,707
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/33	500,000	524,859
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/45	2,500,000	2,551,178
		3,100,744
Kentucky — 0.1%
Kentucky Association of Counties Revenue, Series C, 5.000%, 2/1/28	110,000	121,022

The accompanying notes are an integral part of the financial statements.
26

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.000%, 5/1/45	$1,000,000	$ 1,050,915
Massachusetts — 0.9%
Commonwealth of Massachusetts GO, Callable 07/01/30 at 100, 5.000%, 7/1/45	100,000	109,805
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.000%, 11/15/46	1,000,000	1,047,752
		1,157,557
Michigan — 1.9%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.000%, 7/1/33	1,350,000	1,378,064
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.000%, 12/1/41	100,000	105,537
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.000%, 10/15/46	1,000,000	1,041,352
Warren GO, Refunding, Callable 05/01/23 at 100, 3.000%, 10/1/23	15,000	15,004
		2,539,957
Minnesota — 0.2%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.000%, 2/1/30, (SD CRED PROG Insured)	150,000	139,533
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Minnesota — (Continued)
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.000%, 11/15/26	$ 100,000	$ 104,918
Minnesota Higher Education Facilities Authority Revenue, Series K, 5.000%, 3/1/24	15,000	15,196
		259,647
Mississippi — 0.7%
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.000%, 10/15/34	915,000	952,464
Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 01/01/24 at 100, 4.500%, 1/1/39	2,000,000	2,008,202
Health & Educational Facilities Authority of the State of Missouri Revenue, Series A, Refunding, 5.000%, 2/15/24	20,000	20,334
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.000%, 4/1/27	40,000	41,595
Marion & Ralls Counties School District No 60 Hannibal GO, Callable 03/01/24 at 100, 5.000%, 3/1/39, (ST AID DIR DEP Insured)	305,000	310,061
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.000%, 12/1/26	15,000	16,196
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, 5.000%, 1/1/24	100,000	101,562

The accompanying notes are an integral part of the financial statements.
27

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 01/01/24 at 100, 5.000%, 1/1/32	$ 925,000	$ 936,855
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/37	100,000	102,836
		3,537,641
Nebraska — 1.9%
Nebraska Public Power District Revenue, Series D, Callable 01/01/26 at 100, 5.000%, 1/1/46	2,470,000	2,567,504
Public Power Generation Agency Revenue, Refunding, 5.000%, 1/1/24	20,000	20,302
		2,587,806
Nevada — 0.0%
Clark County Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/35	40,000	41,705
New Hampshire — 3.7%
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 10/01/24 at 100, 2.950%, 10/1/25, (FHA 542c Insured)	5,000,000	5,000,262
New Jersey — 0.7%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.000%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	270,839
Garden State Preservation Trust Revenue, Series A, 5.750%, 11/1/28, (AGM Insured)	230,000	254,668
New Jersey Turnpike Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.000%, 1/1/40	330,000	351,636
		877,143
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New Mexico — 1.2%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.000%, 11/1/39(a)	$1,565,000	$ 1,607,567
New York — 5.3%
Long Island Power Authority Revenue, Series A, Refunding, Callable 09/01/24 at 100, 5.000%, 9/1/34	55,000	56,384
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/46	1,000,000	1,049,830
Metropolitan Transportation Authority Revenue, Series C, Callable 05/15/23 at 100, 5.000%, 11/15/42	15,000	15,005
Metropolitan Transportation Authority Revenue, Series C1, 5.000%, 11/15/25	15,000	15,692
Metropolitan Transportation Authority Revenue, Series C1, Refunding, 5.000%, 11/15/25	100,000	104,614
Metropolitan Transportation Authority Revenue, Series C1, Refunding, 5.000%, 11/15/26	85,000	90,241
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.400%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	150,675
New York City Municipal Water Finance Authority Revenue, Refunding, Callable 06/15/24 at 100, 5.000%, 6/15/45	25,000	25,477
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.000%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,068,214

The accompanying notes are an integral part of the financial statements.
28

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, Callable 02/01/25 at 100, 5.000%, 2/1/41	$ 105,000	$ 108,331
New York GO, Series B-1, Callable 12/01/26 at 100, 5.000%, 12/1/38	100,000	107,538
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.000%, 2/15/37	1,000,000	1,038,920
New York State Housing Finance Agency Revenue, Series B, Callable 04/21/23 at 100, 0.500%, 5/1/24, (SONYMA HUD SECT 8 Insured)	70,000	67,867
New York State Housing Finance Agency Revenue, Series H, Refunding, 0.600%, 5/1/24	20,000	19,401
New York State Housing Finance Agency Revenue, Series N, Callable 04/21/23 at 100, 1.550%, 5/1/24, (SONYMA FNMA/FHLMC Insured)	75,000	73,733
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.000%, 11/15/44	2,000,000	2,029,206
Yonkers GO, Series E, Callable 09/01/25 at 100, 5.000%, 9/1/28, (AGM Insured)	50,000	52,604
		7,073,732
Ohio — 0.9%
Akron Income Tax Revenue, Refunding, Callable 12/01/29 at 100, 4.000%, 12/1/31	500,000	538,301
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Louisville City School District GO, Refunding, 1.000%, 12/1/25, (SD CRED PROG Insured)	$ 25,000	$ 23,477
State of Ohio Revenue, Series 2016-1, Callable 06/15/26 at 100, 5.000%, 12/15/28	535,000	576,405
		1,138,183
Oklahoma — 0.4%
Cleveland County Educational Facilities Authority Revenue, OID, 2.000%, 9/1/25	20,000	19,444
Lawton GO, 4.000%, 12/1/31	235,000	260,930
Tulsa County Independent School District No 1 Tulsa GO, Series B, 2.500%, 8/1/25	305,000	304,700
		585,074
Oregon — 0.2%
State of Oregon GO, 2.050%, 12/1/24	10,000	9,895
Umatilla County School District No 8R Hermiston GO, Series B, OID, 0.000%, 6/15/23, (SCH BD GTY Insured)(b)	250,000	248,549
		258,444
Pennsylvania — 3.1%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.000%, 6/1/43	815,000	860,720
Allentown GO, Series A, OID, Callable 05/01/23 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,002
Commonwealth of Pennsylvania GO, Callable 10/15/23 at 100, 4.000%, 10/15/28	500,000	502,965
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.000%, 11/1/25	150,000	152,893

The accompanying notes are an integral part of the financial statements.
29

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
North Penn Health Hospital & Education Authority Revenue, Refunding, 5.000%, 11/15/23	$ 10,000	$ 10,136
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.500%, 6/30/42, (AGM Insured)	700,000	767,983
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.000%, 6/30/61	500,000	548,781
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.000%, 12/31/57, (AGM Insured)	500,000	517,903
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.000%, 12/1/34	100,000	106,892
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.000%, 5/1/31	615,000	658,019
		4,131,294
South Carolina — 2.7%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.000%, 7/1/54	1,250,000	1,326,012
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/28	705,000	732,918
South Carolina Public Service Authority Revenue, Series E, 5.000%, 12/1/27	125,000	136,076
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 12/01/23 at 100, 5.000%, 12/1/48	$1,000,000	$ 1,001,719
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.000%, 10/1/26	355,000	343,215
		3,539,940
South Dakota — 1.3%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.000%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	448,891
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.050%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	249,499
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.100%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	249,293
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.200%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	249,089
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.300%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	499,610
		1,696,382

The accompanying notes are an integral part of the financial statements.
30

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Tennessee — 1.5%
Greeneville Health & Educational Facilities Board Revenue, Refunding, Callable 07/01/23 at 100, 5.000%, 7/1/34	$ 500,000	$ 501,317
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.000%, 5/15/42	305,000	323,224
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.000%, 7/1/54	1,000,000	1,055,059
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.000%, 4/1/26	100,000	97,785
		1,977,385
Texas — 8.7%
Austin Community College District Public Facility Corp. Revenue, Refunding, Callable 08/01/25 at 100, 5.000%, 8/1/26	130,000	137,289
Bexar County GO, Callable 06/15/27 at 100, 5.000%, 6/15/42	2,000,000	2,128,167
Block House Municipal Utility District GO, Refunding, Callable 05/01/23 at 100, 3.000%, 4/1/25, (BAM Insured)	25,000	24,992
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.000%, 1/1/28	550,000	600,343
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 08/15/24 at 100, 5.000%, 8/15/34	260,000	263,753
Corrigan-Camden Independent School District GO, Callable 08/15/32 at 100, 5.000%, 8/15/35, (BAM Insured)	555,000	640,717
Del Rio GO, Callable 06/01/26 at 100, 5.000%, 6/1/36, (AGM Insured)	600,000	632,250
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.000%, 12/1/34	$ 100,000	$ 106,501
East Downtown Redevelopment Authority, 5.000%, 9/1/29, (AGM Insured)	190,000	213,485
El Paso County Hospital District GO, Callable 08/15/23 at 100, 5.000%, 8/15/43	100,000	100,002
El Paso GO, Callable 08/15/26 at 100, 5.000%, 8/15/42	2,000,000	2,080,197
El Paso GO, Refunding, Callable 08/15/26 at 100, 5.000%, 8/15/28	500,000	539,401
Garland Electric Utility System Revenue, OID, Refunding, Callable 05/01/23 at 100, 2.250%, 3/1/24	5,000	4,966
Harris County Improvement District No 18 GO, OID, Callable 05/01/23 at 100, 3.000%, 9/1/25, (AGM Insured)	10,000	10,002
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.500%, 3/1/31, (AGM Insured)	100,000	85,753
Houston Housing Finance Corp. Revenue, Callable 10/01/24 at 100, 4.000%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	500,000	506,086
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.000%, 3/1/27, (BAM Insured)	40,000	37,640
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.000%, 5/15/26	75,000	75,108
Lower Colorado River Authority Revenue, Refunding, 5.000%, 5/15/23	20,000	20,054
Lower Colorado River Authority Revenue, Refunding, 5.000%, 5/15/23	10,000	10,027

The accompanying notes are an integral part of the financial statements.
31

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.000%, 5/15/41	$ 100,000	$ 108,830
Navasota GO, 5.500%, 11/15/30, (BAM Insured)	295,000	350,116
North Richland Hills GO, OID, Callable 05/01/23 at 100, 2.500%, 2/15/24	10,000	9,981
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.000%, 1/1/35	40,000	41,294
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.000%, 2/15/27	25,000	25,078
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.000%, 2/15/35	2,000,000	2,038,283
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.000%, 5/15/25	40,000	39,330
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.000%, 9/1/35, (AGM Insured)	205,000	222,216
Sugar Land Waterworks & Sewer System Revenue, Callable 05/01/23 at 100, 3.000%, 8/15/24	45,000	45,003
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.000%, 12/15/27	500,000	516,889
		11,613,753
Vermont — 0.4%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.000%, 10/1/43	470,000	494,647
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Virginia — 0.0%
Virginia Resources Authority Revenue, AMT, Prerefunded, 5.000%, 11/1/23	$ 15,000	$ 15,205
Washington — 2.0%
King County Sewer Revenue, Callable 07/01/24 at 100, 5.000%, 1/1/47, (AGM Insured)	2,250,000	2,292,915
State of Washington GO, Series A-1, Callable 08/01/25 at 100, 5.000%, 8/1/39	100,000	103,877
State of Washington GO, Series C, Callable 02/01/30 at 100, 5.000%, 2/1/44	100,000	109,322
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.000%, 8/15/35	210,000	216,079
		2,722,193
Wisconsin — 2.2%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.000%, 11/1/24	10,000	10,344
Kenosha County GO, Series C, 2.000%, 8/1/25	95,000	92,432
Milwaukee GO, Series N-4, Refunding, 5.000%, 4/1/28	390,000	427,927
Milwaukee Sewerage System Revenue, Series S5, Callable 06/01/23 at 100, 4.000%, 6/1/29	330,000	330,528
Oak Creek Revenue, Series B, Callable 05/01/23 at 100, 2.000%, 4/1/24	50,000	48,907
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 6/1/31	1,000,000	1,039,151

The accompanying notes are an integral part of the financial statements.
32

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.000%, 4/1/48, (MORAL OBLG Insured)	$ 650,000	$ 670,483
Wisconsin Housing & Economic Development Authority Housing Revenue, Series A, 3.600%, 11/1/26, (HUD SECT 8 Insured)	265,000	271,013
		2,890,785
Wyoming — 3.2%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.000%, 6/1/28	1,300,000	1,296,762
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.050%, 12/1/28	1,430,000	1,426,477
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.100%, 6/1/29	1,495,000	1,490,965
		4,214,204
TOTAL MUNICIPAL BONDS (Cost $96,448,423)		96,976,444
	Par Value/ Shares
PREFERREDS — 11.1%
Consumer Discretionary — 0.7%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	953,550
Financials — 10.4%
Bank of America Corp., 6.25%, 9/5/24	1,550,000	1,517,062
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	450,000	426,946
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,277,813
Citigroup, Inc., 9.094%, 5/15/23(a)	300,000	298,322
Citigroup, Inc., 6.25%, 8/15/26	1,600,000	1,540,000
JPMorgan Chase & Co., 6.75%, 2/1/24	1,475,000	1,482,375
M&T Bank Corp., 6.45%, 2/15/24	950,000	851,416
Morgan Stanley, 6.875%, 1/15/24	64,395	1,590,556
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Northern Trust Corp., 4.60%, 10/1/26	$2,080,000	$ 1,902,767
State Street Corp., 5.625%, 12/15/23	1,100,000	1,031,500
State Street Corp., 5.90%, 3/15/24	60,000	1,399,800
State Street Corp., 5.35%, 3/15/26	23,000	576,610
		13,895,167
TOTAL PREFERREDS (Cost $14,786,259)		14,848,717
	Par Value
CORPORATE BONDS — 9.5%
Communications — 0.3%
Paramount Global, 4.95%, 1/15/31	500,000	460,916
Consumer Discretionary — 0.9%
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	710,207
Mohawk Industries, Inc., 3.625%, 5/15/30	550,000	498,723
		1,208,930
Energy — 1.6%
Continental Resources, Inc., 3.80%, 6/1/24	500,000	490,063
Enbridge Energy LP, 7.125%, 10/1/28	1,000,000	1,042,601
Tosco Corp., 7.80%, 1/1/27	500,000	557,813
		2,090,477
Financials — 2.9%
Air Lease Corp., 3.25%, 3/1/25	500,000	480,443
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	500,000	495,355
Goldman Sachs Group, Inc. (The), 0.657%, 9/10/24	200,000	195,490
Jefferies Financial Group, Inc., 4.85%, 1/15/27	250,000	244,378
JPMorgan Chase & Co., 0.653%, 9/16/24	200,000	195,536
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	95,554
Morgan Stanley, 0.791%, 1/22/25	200,000	192,422
Morgan Stanley, 4.35%, 9/8/26	200,000	194,969
Synchrony Financial, 2.875%, 10/28/31	1,000,000	707,888
Zions Bancorp, 3.25%, 10/29/29	1,500,000	1,048,118
		3,850,153

The accompanying notes are an integral part of the financial statements.
33

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrials — 0.9%
Boeing Co. (The), 1.433%, 2/4/24	$1,250,000	$ 1,208,091
Materials — 1.1%
Huntsman International, LLC, 4.50%, 5/1/29	1,050,000	985,928
LyondellBasell Industries NV, 5.75%, 4/15/24	500,000	500,429
		1,486,357
Utilities — 1.8%
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	1,250,000	1,253,447
Southwest Gas Corp., 5.80%, 12/1/27	900,000	928,280
Southwest Gas Corp., 2.20%, 6/15/30	250,000	206,594
		2,388,321
TOTAL CORPORATE BONDS (Cost $12,822,203)		12,693,245
U.S. TREASURY OBLIGATIONS — 5.9%
United States Treasury Notes,
4.931%, 1/31/25(a)	1,100,000	1,100,506
4.625%, 2/28/25	500,000	504,648
4.00%, 2/29/28	2,500,000	2,542,969
3.50%, 2/15/33	3,650,000	3,653,137
U.S. TREASURY OBLIGATIONS (Cost $7,711,847)		7,801,260
	Number of Shares
SHORT-TERM INVESTMENT — 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.710%(c)	5,214,188	5,214,188

TOTAL SHORT-TERM INVESTMENT (Cost $5,214,188)		5,214,188

TOTAL INVESTMENTS - 103.1% (Cost $136,982,920)		137,533,854
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%		(4,181,724)
NET ASSETS - 100.0%		$ 133,352,130

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(b)	Zero coupon bond.
(c)	Rate disclosed is the 7-day yield at March 31, 2023.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
COLL	Collateral
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

The accompanying notes are an integral part of the financial statements.
34

AMBRUS FUNDS
Statements of Assets and Liabilities
March 31, 2023
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Assets
Investments, at value	$78,085,608	$80,244,849	$137,533,854
Receivables:
Investments sold	—	—	668,456
Capital shares sold	124,362	230,000	30,360
Dividends and interest	559,602	910,501	1,436,204
Investment adviser	15,197	6,543	—
Prepaid expenses and other assets	17,113	363	16,229
Total Assets	78,801,882	81,392,256	139,685,103
Liabilities
Payables:
Investments purchased	1,304,896	19,242	5,812,151
Capital shares redeemed	386,706	471,623	450,915
Administration and accounting fees	24,997	23,895	24,214
Audit fees	12,745	12,844	12,844
Shareholder reporting fees	8,627	5,167	5,167
Transfer agent fees	6,932	7,201	7,201
Legal fees	3,709	1,085	98
Investment adviser	—	—	11,027
Accrued expenses	8,618	9,761	9,356
Total Liabilities	1,757,230	550,818	6,332,973
Net Assets	$77,044,652	$80,841,438	$133,352,130
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 77,844	$ 79,780	$ 131,567
Paid-in capital	77,038,682	80,597,436	133,507,187
Total distributable earnings/(loss)	(71,874)	164,222	(286,624)
Net Assets	$77,044,652	$80,841,438	$133,352,130
Institutional Class Shares:
Net assets	$77,044,652	$80,841,438	$133,352,130
Shares outstanding	7,784,434	7,978,015	13,156,658
Net asset value, offering and redemption price per share	$ 9.90	$ 10.13	$ 10.14
Investments, at cost	$77,749,568	$79,649,770	$136,982,920
The accompanying notes are an integral part of the financial statements.
35

AMBRUS FUNDS
Statements of Operations
For the Period Ended March 31, 2023
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund*	Ambrus Tax-Conscious National Bond Fund**
Investment income
Interest	$ 801,177	$ 854,083	$1,226,807
Dividends	16,928	17,522	27,657
Total investment income	818,105	871,605	1,254,464
Expenses
Advisory fees (Note 2)	65,415	85,892	117,240
Administration and accounting fees (Note 2)	25,304	25,501	25,501
Transfer agent fees (Note 2)	15,592	13,953	13,953
Audit fees	12,745	12,844	12,844
Legal fees	12,731	12,895	13,295
Registration and filing fees	12,491	729	12,944
Trustees’ and officers’ fees(Note 2)	10,604	13,469	14,850
Shareholder reporting fees	9,608	9,368	9,368
Custodian fees(Note 2)	7,430	7,425	7,425
Other expenses	5,928	4,803	5,022
Total expenses before waivers and reimbursements	177,848	186,879	232,442
Less: waivers and reimbursements(Note 2)	(96,079)	(79,514)	(85,892)
Net expenses after waivers and reimbursements	81,769	107,365	146,550
Net investment income	736,336	764,240	1,107,914
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(405,269)	(430,551)	(838,111)
Net change in unrealized appreciation on investments	465,404	595,079	550,934
Net realized and unrealized gain/(loss) on investments	60,135	164,528	(287,177)
Net increase in net assets resulting from operations	$ 796,471	$ 928,768	$ 820,737

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
**	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.
36

AMBRUS FUNDS
Statements of Changes in Net Assets
	Ambrus Core Bond Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period from September 6, 2022* to September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$ 736,336	$ 11,222
Net realized losses from investments	(405,269)	(2,313)
Net change in unrealized appreciation/(depreciation) on investments	465,404	(129,364)
Net increase/(decrease) in net assets resulting from operations	796,471	(120,455)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(736,668)	(11,222)
Net decrease in net assets from dividends and distributions to shareholders	(736,668)	(11,222)
Increase in net assets derived from capital share transactions (Note 4)	72,105,304	5,011,222
Total increase in net assets	72,165,107	4,879,545
Net assets
Beginning of period	4,879,545	—
End of period	$77,044,652	$4,879,545

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
The accompanying notes are an integral part of the financial statements.
37

AMBRUS FUNDS
Statements of Changes in Net Assets (Continued)
Ambrus Tax-Conscious California Bond Fund
For the Period from October 3, 2022* to March 31, 2023 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$ 764,240
Net realized losses from investments	(430,551)
Net change in unrealized appreciation on investments	595,079
Net increase in net assets resulting from operations	928,768
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(764,546)
Net decrease in net assets from dividends and distributions to shareholders	(764,546)
Increase in net assets derived from capital share transactions (Note 4)	80,677,216
Total increase in net assets	80,841,438
Net assets
Beginning of period	—
End of period	$80,841,438

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.
38

AMBRUS FUNDS
Statements of Changes in Net Assets (Concluded)
Ambrus Tax-Conscious National Bond Fund
For the Period from October 3, 2022* to March 31, 2023 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$ 1,107,914
Net realized losses from investments	(838,111)
Net change in unrealized appreciation on investments	550,934
Net increase in net assets resulting from operations	820,737
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(1,107,361)
Net decrease in net assets from dividends and distributions to shareholders	(1,107,361)
Increase in net assets derived from capital share transactions (Note 4)	133,638,754
Total increase in net assets	133,352,130
Net assets
Beginning of period	—
End of period	$133,352,130

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.
39

AMBRUS FUNDS
AMBRUS CORE BOND FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period from September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of period	$ 9.74	$ 10.00
Net investment income(1)	0.22	0.02
Net realized and unrealized gain/(loss) on investments	0.15	(0.26)
Total from investment operations	0.37	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.21)	(0.02)
Net asset value, end of period	$ 9.90	$ 9.74
Total investment return(2)	3.86%	(2.38)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$77,045	$ 4,880
Ratio of expenses to average net assets	0.50% (3)	0.50% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	1.09% (3)	10.81% (3)
Ratio of net investment income to average net assets	4.50% (3)	3.31% (3)
Portfolio turnover rate	62% (5)	1% (5)

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
40

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class
For the Period from October 3, 2022* to March 31, 2023 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$ 10.00
Net investment income(1)	0.18
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.30
Dividends and distributions to shareholders from:
Net investment income	(0.17)
Net asset value, end of period	$ 10.13
Total investment return(2)	3.04%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$80,841
Ratio of expenses to average net assets	0.50% (3)
Ratio of expenses to average net assets without waivers(4)	0.87% (3)
Ratio of net investment income to average net assets	3.56% (3)
Portfolio turnover rate	22% (5)

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
41

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class
For the Period from October 3, 2022* to March 31, 2023 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$ 10.00
Net investment income(1)	0.19
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.32
Dividends and distributions to shareholders from:
Net investment income	(0.18)
Net asset value, end of period	$ 10.14
Total investment return(2)	3.26%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$133,352
Ratio of expenses to average net assets	0.50% (3)
Ratio of expenses to average net assets without waivers(4)	0.79% (3)
Ratio of net investment income to average net assets	3.78% (3)
Portfolio turnover rate	36% (5)

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
42

AMBRUS FUNDS
Notes to Financial Statements
March 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a "Fund" and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 6, 2022, October 3, 2022 and October 3, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund. As of March 31, 2023, Investor Class shares have not been issued on the Funds.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – Each Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
43

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of March 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$ 39,101,419	$ —	$ 39,101,419	$ —
U.S. Treasury Obligations	26,014,105	—	26,014,105	—
Preferreds
Consumer Discretionary	608,649	—	608,649	—
Financials	7,993,008	2,207,097	5,785,911	—
Municipal Bonds	803,576	—	803,576	—
Short-Term Investment	3,564,851	3,564,851	—	—
Total Assets	$ 78,085,608	$ 5,771,948	$ 72,313,660	$ —
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$ 62,570,816	$ —	$ 62,570,816	$ —
Preferreds
Consumer Discretionary	710,091	—	710,091	—
Financials	8,381,632	2,193,049	6,188,583	—
Corporate Bonds	4,868,102	—	4,868,102	—
U.S. Treasury Obligations	3,337,307	—	3,337,307	—
Short-Term Investment	376,901	376,901	—	—
Total Assets	$ 80,244,849	$ 2,569,950	$ 77,674,899	$ —
44

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Funds	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$ 96,976,444	$ —	$ 96,976,444	$ —
Preferreds
Consumer Discretionary	953,550	—	953,550	—
Financials	13,895,167	3,566,966	10,328,201	—
Corporate Bonds	12,693,245	—	12,693,245	—
U.S. Treasury Obligations	7,801,260	—	7,801,260	—
Short-Term Investment	5,214,188	5,214,188	—	—
Total Assets	$ 137,533,854	$ 8,781,154	$ 128,752,700	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended March 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly
45

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
to that Fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of each Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Concentration of Credit Risk — The Ambrus Tax-Conscious California Bond Fund primarily invests in debt obligations issued by the state of California and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of California municipal securities than is a municipal bond fund that is not concentrated in these issuers.
2. Transactions with Related Parties and Other Service Providers
Whittier Advisors, LLC (“Whittier” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Ambrus Core Bond Fund	0.40%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%
46

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2023.
	Institutional Class	Termination Date
Ambrus Core Bond Fund	0.60%	September 30, 2024
Ambrus Tax-Conscious California Bond Fund	0.60%	September 30, 2024
Ambrus Tax-Conscious National Bond Fund	0.60%	September 30, 2024
In addition, the Adviser has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund’s average daily net assets (the “Voluntary Expense Limitation”). The Voluntary Expense Limitation will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Voluntary Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2023.
	Institutional Class	Termination Date
Ambrus Core Bond Fund	0.50%	December 31, 2023
Ambrus Tax-Conscious California Bond Fund	0.50%	December 31, 2023
Ambrus Tax-Conscious National Bond Fund	0.50%	December 31, 2023
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation amount. As of March 31, 2023, Investor Class shares had not been issued on the Ambrus Funds.
For the six months ended March 31, 2023, the amount of advisory fees earned and waived/reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Ambrus Core Bond Fund	$ 65,415	$(68,355)	$ (2,940)
Ambrus Tax-Conscious California Bond Fund	85,892	(53,225)	32,667
Ambrus Tax-Conscious National Bond Fund	117,240	(60,221)	57,019
As of March 31, 2023, the amount of potential recovery was as follows:
	Expiration
	09/30/2025	03/31/2026	Total
Ambrus Core Bond Fund	$26,682	$68,355	$95,037
Ambrus Tax-Conscious California Bond Fund	—	53,225	53,225
Ambrus Tax-Conscious National Bond Fund	—	60,221	60,221
47

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
For the period ended March 31, 2023, BNY Mellon accrued administration and accounting fees totaling $25,304, $25,501 and $25,501 and waived fees totaling $20,793, $19,717 and $19,253 for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. For the period ended March 31, 2023, BNY Mellon accrued custodian fees totaling $7,430, $7,425 and $7,425 and waived fees totaling $6,931, $6,572 and $6,418 for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. BNY Mellon has the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon within three years of commencing operations. As of March 31, 2023, the amount of potential recovery was $27,724, $26,289 and $25,671 for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. The ability to recover such amounts previously waived expires on September 6, 2025 for the Ambrus Core Bond Fund and October 3, 2025 for the Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has  agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group (“ACA”), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.
3. Investment in Securities
For the period ended March 31, 2023, aggregated purchases and sales of investment securities (excluding short-term
48

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
investments) of the Funds were as follows:
	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
Ambrus Core Bond Fund	$22,285,872	$3,475,963	$ 61,999,036	$16,190,223
Ambrus Tax-Conscious California Bond Fund	4,113,504	1,292,188	83,478,296	7,752,473
Ambrus Tax-Conscious National Bond Fund	12,620,949	4,918,543	138,996,379	15,369,243
4. Capital Share Transactions
For the six months/period ended March 31, 2023 and the period ended September 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months/Period Ended March 31, 2023 (Unaudited)		For the Period Ended September 30, 2022
	Shares	Amount	Shares	Amount
Ambrus Core Bond Fund*:
Institutional Class
Sales	7,283,288	$ 72,105,629	500,000	$5,000,000
Reinvestments	74,520	736,667	1,152	11,222
Redemptions	(74,526)	(736,992)	—	—
Net increase	7,283,282	$ 72,105,304	501,152	$5,011,222

Ambrus Tax-Conscious California Bond Fund**:
Institutional Class
Sales	8,100,267	$ 81,915,072
Reinvestments	75,290	764,546
Redemptions	(197,542)	(2,002,402)
Net increase	7,978,015	$ 80,677,216

Ambrus Tax-Conscious National Bond Fund***:
Institutional Class
Sales	13,158,055	$133,653,296
Reinvestments	109,037	1,107,361
Redemptions	(110,434)	(1,121,903)
Net increase	13,156,658	$133,638,754

*	The Core Bond Fund's Institutional Class commenced operations on September 6, 2022.
**	The Ambrus Tax-Conscious California Bond Fund's Institutional Class commenced operations on October 3, 2023.
***	The Ambrus Tax-Conscious National Bond Fund's Institutional Class commenced operations on October 3, 2023.
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the period ended September 30, 2022, the tax character of distributions paid by the Ambrus Core Bond Fund was $11,222 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:
Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$(131,677)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Ambrus Core Bond Fund	$ 77,749,568	$ 651,361	$(315,321)	$336,040
Ambrus Tax-Conscious California Bond Fund	79,649,770	923,842	(328,763)	595,079
Ambrus Tax-Conscious National Bond Fund	136,982,920	1,150,268	(599,334)	550,934

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
49

AMBRUS FUNDS
Notes to Financial Statements (Concluded)
March 31, 2023
(Unaudited)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2022, the Ambrus Core Bond Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 23, 2023, the Adviser contractually changed each Fund's Expense Limitation. Each Fund's Expense Limitation will not exceed 0.50% (on an annual basis) of the Fund's average daily net assets until January 31, 2025, thereafter the Expense Limitation will not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. Further, there is no longer a Voluntary Expense Limitation, after May 23, 2023.
Management has evaluated and has determined there are no additional subsequent events.
50

AMBRUS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2101 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
51

AMBRUS FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (833) 996-2101.
52

Investment Adviser
Whittier Advisors, LLC
4695 MacArthur Court
Suite 1500
Newport Beach, CA 92660
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
AMB-0323

C WorldWide International Equities Fund
of
FundVantage Trust
Class I
SEMI-ANNUAL REPORT
March 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months†	1 Year	Since Inception
Class I	31.71%	6.85%	4.30% *
MSCI ® ACWI ex USA Index	22.13%	-5.07%	-4.45% **

†	Not Annualized.
*	The C WorldWide International Equities Fund (the "Fund") Class I shares commenced operation on February 28, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-0797. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 30.92% and 0.55%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2023, and may differ from the actual expenses incurred by the Fund for the period covered by this report. C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the "Trust"), interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed (on an annual basis) 0.55% with respect to Class I shares, of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in effect until February 1, 2024 and for an indefinite period of time thereafter, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination.
The Fund evaluates its performance as compared to that of the Morgan Stanley Capital International All Country World ex USA Index ("MSCI® ACWI ex USA Index"). The MSCI® ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,262 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
3

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Fund Expense Disclosure
March 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any), and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is  based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2022 through March 31, 2023 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
C WorldWide International Equities Fund
Class I
Actual	$1,000.00	$1,317.10	0.55%	$3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.19	0.55%	2.77

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2023 of 0.55% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 31.71% for Class I shares.
4

C WorldWide International Equities Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Semiconductors	11.3%	$ 117,899
Pharmaceuticals	10.9	114,057
Banks	8.3	86,663
Machinery-Diversified	7.2	74,601
Electronics	5.9	62,041
Electric	4.8	50,019
Food	4.5	46,577
Apparel	4.4	45,895
Chemicals	4.2	43,354
Miscellaneous Manufacturing	4.1	43,093
Distribution/Wholesale	3.7	39,002
Cosmetics/Personal Care	3.7	38,429
Home Furnishings	3.5	36,433
Building Materials	3.4	35,881
Software	3.2	33,840
Beverages	3.1	32,401
Diversified Financial Services	3.0	31,738
Insurance	2.8	29,365
Engineering & Construction	2.1	21,782
Machinery-Construction & Mining	2.0	20,465
Commercial Services	1.7	17,528
Real Estate	1.2	11,979
Total Common Stocks	99.0	1,033,042
Other Assets in Excess of Liabilities	1.0	9,941
NET ASSETS	100.0%	$1,042,983

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
5

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.0%
Denmark — 7.2%
Novo Nordisk A/S, Class B	473	$ 75,123
France — 14.3%
Air Liquide SA	259	43,354
L'Oreal SA	86	38,429
LVMH Moet Hennessy Louis Vuitton SE	50	45,895
Vinci SA	190	21,782
		149,460
Germany — 11.6%
Deutsche Boerse AG	163	31,738
SAP SE	268	33,840
Siemens AG	266	43,093
Vonovia SE	636	11,979
		120,650
Hong Kong — 2.8%
AIA Group Ltd.	2,800	29,365
India — 5.2%
HDFC Bank Ltd., ADR	819	54,603
Indonesia — 3.1%
Bank Central Asia Tbk PT	54,800	32,060
Japan — 14.8%
Daikin Industries Ltd.	200	35,881
Hoya Corp.	300	33,154
Keyence Corp.	100	49,011
Sony Group Corp.	400	36,433
		154,479
Netherlands — 7.3%
Adyen NV(a)*	11	17,528
ASML Holding NV	86	58,604
		76,132
South Korea — 2.7%
Samsung Electronics Co. Ltd., GDR, Reg S	23	28,412
Spain — 1.9%
Iberdrola SA	1,606	20,007
Sweden — 7.2%
Assa Abloy AB, Class B	1,206	28,887
	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Atlas Copco AB, Class A	2,020	$ 25,590
Epiroc AB, Class A	1,031	20,465
		74,942
Switzerland — 4.5%
Nestle SA	382	46,577
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	332	30,883
United Kingdom — 13.4%
AstraZeneca PLC	281	38,934
Diageo PLC	726	32,401
Ferguson PLC	295	39,002
SSE PLC	1,345	30,012
		140,349
TOTAL COMMON STOCKS (Cost $1,016,201)		1,033,042

TOTAL INVESTMENTS - 99.0% (Cost $1,016,201)		1,033,042
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		9,941
NET ASSETS - 100.0%		$1,042,983

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2023, these securities amounted to $17,528 or 1.68% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
6

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Statement of Assets and Liabilities
March 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $1,016,201)	$1,033,042
Cash and cash equivalents	9,877
Foreign currency, at value (Cost $3,700)	3,770
Receivables:
Dividends	1,723
Investment adviser	31,477
Prepaid expenses and other assets	15,044
Total Assets	1,094,933
Liabilities
Payables:
Audit fees	12,816
Administration and accounting fees	9,678
Custodian fees	9,358
Shareholder reporting fees	8,686
Transfer agent fees	6,655
Accrued expenses	4,757
Total Liabilities	51,950
Net Assets	$1,042,983
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 1,009
Paid-in capital	1,007,578
Total distributable earnings	34,396
Net Assets	$1,042,983
Class I Shares:
Net assets	$1,042,983
Shares outstanding	100,887
Net asset value, offering and redemption price per share	$ 10.34
The accompanying notes are an integral part of the financial statements.
7

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Statement of Operations
For the Six Months Ended March 31, 2023
(Unaudited)
Investment income
Dividends	$ 7,068
Less: foreign taxes withheld	(869)
Total investment income	6,199
Expenses
Administration and accounting fees (Note 2)	27,782
Legal fees	23,130
Trustees’ and officers’ fees(Note 2)	19,600
Transfer agent fees (Note 2)	13,404
Audit fees	11,816
Shareholder reporting fees	11,452
Registration and filing fees	5,427
Custodian fees(Note 2)	5,177
Advisory fees (Note 2)	3,762
Other expenses	5,754
Total expenses before waivers and reimbursements	127,304
Less: waivers and reimbursements(Note 2)	(124,717)
Net expenses after waivers and reimbursements	2,587
Net investment income	3,612
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	24,428
Net realized loss from foreign currency transactions	(1,637)
Net change in unrealized appreciation on investments	225,304
Net change in unrealized appreciation on foreign currency translations	379
Net realized and unrealized gain on investments	248,474
Net increase in net assets resulting from operations	$ 252,086
The accompanying notes are an integral part of the financial statements.
8

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period from February 28, 2022* to September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$ 3,612	$ 7,874
Net realized gains/(losses) from investments and foreign currency transactions	22,791	(4,536)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	225,683	(208,761)
Net increase/(decrease) in net assets resulting from operations	252,086	(205,423)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	(12,267)	—
Net decrease in net assets from dividends and distributions to shareholders	(12,267)	—
Increase in net assets derived from capital share transactions (Note 4)	8,587	1,000,000
Total increase in net assets	248,406	794,577
Net assets
Beginning of period	794,577	—
End of period	$1,042,983	$ 794,577

*	Commencement of operations.
The accompanying notes are an integral part of the financial statements.
9

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Period from February 28, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of period	$ 7.95	$ 10.00
Net investment income(1)	0.04	0.08
Net realized and unrealized gain/(loss) on investments	2.47	(2.13)
Total from investment operations	2.51	(2.05)
Dividends and distributions to shareholders from:
Net investment income	(0.12)	—
Net asset value, end of period	$10.34	$ 7.95
Total investment return(2)	31.71%	(20.50)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$1,043	$ 795
Ratio of expenses to average net assets	0.55% (3)	0.55% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	27.07% (3)	30.92% (3)
Ratio of net investment income to average net assets	0.77% (3)	1.47% (3)
Portfolio turnover rate	13% (5)	10% (5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
10

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements
March 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The C WorldWide International Equities Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on February 28, 2022. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A and Class I Shares. As of March 31, 2023, Class A shares have not been issued.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
11

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Denmark	$ 75,123	$ —	$ 75,123	$ —
France	149,460	—	149,460	—
Germany	120,650	—	120,650	—
Hong Kong	29,365	—	29,365	—
India	54,603	54,603	—	—
Indonesia	32,060	—	32,060	—
Japan	154,479	—	154,479	—
Netherlands	76,132	—	76,132	—
South Korea	28,412	—	28,412	—
Spain	20,007	—	20,007	—
Sweden	74,942	—	74,942	—
Switzerland	46,577	—	46,577	—
Taiwan	30,883	30,883	—	—
United Kingdom	140,349	—	140,349	—
Total Assets	$ 1,033,042	$ 85,486	$ 947,556	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
12

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund may also be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholder which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.
Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
13

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
2. Transactions with Related Parties and Other Service Providers
C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide” or the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.55% (on an annual basis) of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in effect until February 1, 2024 and for an indefinite period of time thereafter, unless the Board of Trustees of the Trust approves its earlier termination.
For the six months ended March 31, 2023, the Adviser earned advisory fees of $3,762 and waived fees of $124,717.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon and the Transfer Agent have the ability to recover fees waived in the prior fiscal year if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2023, the amount of potential recovery was $27,649. The ability to recover such amounts previously waived expires on February 28, 2025.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
14

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ("ACA"), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.
3. Investment in Securities
For the six months ended March 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$141,181	$115,245
4. Capital Share Transactions
For the six months ended March 31, 2023 and the period ended September 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Period Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	—	$ —	100,001	$1,000,005
Reinvestments	887	8,587	—	—
Redemptions	—	—	(1)	(5)
Net increase	887	$8,587	100,000	$1,000,000
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
During the period from February 28, 2022, commencement of operations, to September 30, 2022, the Fund had no distributions from ordinary income or long-term capital gains.
15

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Concluded)
March 31, 2023
(Unaudited)
As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:
Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$(7,780)	$11,118	$(208,761)

As of March 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:
Federal Tax Cost*	$1,016,201
Unrealized Appreciation	69,866
Unrealized Depreciation	(53,025)
Net Unrealized Appreciation	$ 16,841

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended March 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2022. For the period ended March 31, 2023, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of March 31, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2023, the Fund had capital loss carryforward of $7,780, all of which are short-term losses and have an unlimited period of capital loss carryforward.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
16

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-0797 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
17

Investment Adviser
C WorldWide Asset Management Fondsmaeglerselskab A/S
Dampfaergevej 26
DK-2100 Copenhagen, Denmark
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Grant Thornton LLP
171 North Clark, Suite 200
Chicago, IL 60601
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
CWW-0323

DuPont Capital Value Creators Large Cap Fund
of
FundVantage Trust
Class I
SEMI-ANNUAL REPORT
March 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Total Returns for the Period Ended March 31, 2023
Since Inception†*
Class I	6.90%
S&P 500® Index	7.50% **

†	Not Annualized.
*	The DuPont Capital Value Creators Large Cap Fund (the "Fund") Class I shares commenced operation on January 3, 2023.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2513. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
As stated in the current prospectus dated January 3, 2023, as supplemented, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.39% and 0.85%, respectively, of the Fund’s average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees of the Trust approves its early termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index. The S&P 500® Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
The return for this index does not include any transaction costs, management fees or other costs. It is impossible to invest directly in an index.
3

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Fund Expense Disclosure
March 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2022 through March 31, 2023 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 3, 2023	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
DuPont Capital Value Creators Large Cap Fund
Class I
Actual	$1,000.00	$1,069.00	0.85%	$2.12
Hypothetical (5% return before expenses)	1,000.00	1,020.69	0.85%	4.28

*	Expenses are equal to an annualized expense ratio for the period beginning January 3, 2023, commencement of operations, to March 31, 2023 of 0.85% for Class I Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (88), then divided by 365 to reflect the period. The Class I Shares ending account values on the first line of the table is based on the actual total return for the Fund of 6.90%. For comparative purposes, the Hypothetical expenses are as if the Class I Shares had been in existence from October 1, 2022, and are equal to the Class I Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.
4

DuPont Capital Value Creators Large Cap Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Information Technology	23.3%	$ 612,936
Financials	19.0	500,179
Consumer Discretionary	14.7	385,371
Industrials	12.2	320,883
Health Care	9.9	261,332
Communication Services	8.1	212,876
Consumer Staples	6.5	171,155
Energy	1.9	49,569
Materials	0.6	16,633
Total Common Stocks	96.2	2,530,934
Investment Company	3.0	78,975
Short-Term Investment	0.3	8,218
Total Investments	99.5	2,618,127
Other Assets in Excess of Liabilities	0.5	14,389
NET ASSETS	100.0%	$2,632,516

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
5

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 96.2%
Communication Services — 8.1%
Alphabet, Inc., Class C*	1,515	$ 157,560
Meta Platforms, Inc., Class A*	261	55,316
		212,876
Consumer Discretionary — 14.7%
Amazon.com, Inc.*	1,450	149,770
Booking Holdings, Inc.*	11	29,177
CarMax, Inc.*	312	20,055
Domino's Pizza, Inc.	119	39,255
Home Depot, Inc. (The)	126	37,185
TJX Cos., Inc. (The)	665	52,109
Tractor Supply Co.	246	57,820
		385,371
Consumer Staples — 6.5%
Dollar General Corp.	258	54,299
Dollar Tree, Inc.*	596	85,556
Estee Lauder Cos., Inc. (The), Class A	127	31,300
		171,155
Energy — 1.9%
Occidental Petroleum Corp.	794	49,569
Financials — 19.0%
Bank of America Corp.	2,629	75,189
Berkshire Hathaway, Inc., Class B*	348	107,452
FactSet Research Systems, Inc.	94	39,019
Intercontinental Exchange, Inc.	200	20,858
Mastercard, Inc., Class A	157	57,055
Moody's Corp.	94	28,766
MSCI, Inc.	58	32,462
PNC Financial Services Group, Inc. (The)	173	21,988
S&P Global, Inc.	160	55,163
Visa, Inc., Class A	276	62,227
		500,179
Health Care — 9.9%
Agilent Technologies, Inc.	164	22,688
Danaher Corp.	320	80,653
Elevance Health, Inc.	55	25,289
IQVIA Holdings, Inc.*	149	29,635
Mettler-Toledo International, Inc.*	34	52,027
UnitedHealth Group, Inc.	108	51,040
		261,332
Industrials — 12.2%
AMETEK, Inc.	374	54,353
Copart, Inc.*	364	27,377
	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
CSX Corp.	1,238	$ 37,066
General Dynamics Corp.	105	23,962
IDEX Corp.	242	55,909
Trane Technologies PLC (Ireland)	142	26,125
TransDigm Group, Inc.	72	53,068
Union Pacific Corp.	107	21,535
Verisk Analytics, Inc.	112	21,488
		320,883
Information Technology — 23.3%
Adobe, Inc.*	123	47,401
Amphenol Corp., Class A	459	37,510
Analog Devices, Inc.	170	33,527
Apple, Inc.	1,328	218,987
Microsoft Corp.	722	208,153
Roper Technologies, Inc.	96	42,306
Teledyne Technologies, Inc.*	56	25,052
		612,936
Materials — 0.6%
Sherwin-Williams Co. (The)	74	16,633
TOTAL COMMON STOCKS (Cost $2,408,613)		2,530,934
INVESTMENT COMPANY — 3.0%
Vanguard S&P 500 ETF	210	78,975
INVESTMENT COMPANY (Cost $76,582)		78,975
SHORT-TERM INVESTMENT — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.710%(a)	8,218	8,218
SHORT-TERM INVESTMENT (Cost $8,218)		8,218

TOTAL INVESTMENTS - 99.5% (Cost $2,493,413)		2,618,127
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		14,389
NET ASSETS - 100.0%		$ 2,632,516

(a)	Rate disclosed is the 7-day yield at March 31, 2023.
*	Non-income producing.
PLC	Public Limited Company
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.
6

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Statement of Assets and Liabilities
March 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $2,493,413)	$2,618,127
Receivables:
Dividends and interest	429
Investment adviser	31,411
Prepaid expenses and other assets	21,173
Total Assets	2,671,140
Liabilities
Payables:
Administration and accounting fees	13,917
Transfer agent fees	7,612
Audit fees	6,409
Custodian fees	3,674
Shareholder reporting fees	3,635
Trustees and officers fees	2,205
Legal fees	1,128
Accrued expenses	44
Total Liabilities	38,624
Net Assets	$2,632,516
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 2,462
Paid-in capital	2,504,238
Total distributable earnings	125,816
Net Assets	$2,632,516
Class I Shares:
Net assets	$2,632,516
Shares outstanding	246,202
Net asset value, offering and redemption price per share	$ 10.69
The accompanying notes are an integral part of the financial statements.
7

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Statement of Operations
For the Period Ended March 31, 2023*
(Unaudited)
Investment income
Dividends	$ 4,610
Total investment income	4,610
Expenses
Administration and accounting fees (Note 2)	13,917
Registration and filing fees	8,663
Legal fees	8,662
Trustees’ and officers’ fees(Note 2)	7,622
Transfer agent fees (Note 2)	7,612
Shareholder reporting fees	6,929
Audit fees	6,409
Custodian fees(Note 2)	3,674
Advisory fees (Note 2)	2,098
Other expenses	2,296
Total expenses before waivers and reimbursements	67,882
Less: waivers and reimbursements(Note 2)	(63,918)
Net expenses after waivers and reimbursements	3,964
Net investment income	646
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	456
Net change in unrealized appreciation on investments	124,714
Net realized and unrealized gain on investments	125,170
Net increase in net assets resulting from operations	$125,816

*	The DuPont Capital Value Creators Large Cap Fund commenced operations on January 3, 2023.
The accompanying notes are an integral part of the financial statements.
8

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Statement of Changes in Net Assets
For the Period from January 3, 2023* to March 31, 2023 (Unaudited)
Net increase in net assets from operations:
Net investment income	$ 646
Net realized gains from investments	456
Net change in unrealized appreciation on investments	124,714
Net increase in net assets resulting from operations	125,816
Increase in net assets derived from capital share transactions (Note 4)	2,506,700
Total increase in net assets	2,632,516
Net assets
Beginning of period	—
End of period	$2,632,516

*	Commencement of operations.
The accompanying notes are an integral part of the financial statements.
9

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class I
For the Period from January 03, 2023* to March 31, 2023 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income(1)	0.00 (2)
Net realized and unrealized gain/(loss) on investments	0.69
Total from investment operations	0.69
Net asset value, end of period	$10.69
Total investment return(3)	6.90%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,633
Ratio of expenses to average net assets	0.85% (4)
Ratio of expenses to average net assets without waivers and reimbursements(5)	14.56% (4)
Ratio of net investment income to average net assets	0.14% (4)
Portfolio turnover rate	11% (6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
10

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to Financial Statements
March 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The DuPont Capital Value Creators Large Cap Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on January 3, 2023. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters  under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class I Shares.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
11

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks	$ 2,530,934	$ 2,530,934	$ —	$ —
Investment Company	78,975	78,975	—	—
Short-Term Investment	8,218	8,218	—	—
Total Assets	$ 2,618,127	$ 2,618,127	$ —	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
12

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
2. Transactions with Related Parties and Other Service Providers
DuPont Capital Management Corporation (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.45% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
For the period ended March 31, 2023, the Adviser earned advisory fees of $2,098 and waived fees and reimbursed expenses of $49,517. As of March 31, 2023, the amount of potential recovery was $49,517. The ability to recover such amounts previously waived expires on March 31, 2026.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
For the period ended March 31, 2023, BNY Mellon accrued administration and accounting fees totaling $13,917 and waived fees totaling $10,801. For the period ended March 31, 2023, BNY Mellon accrued custodian fees totaling $3,674 and waived fees totaling $3,600. BNY Mellon has the ability to recover such amounts waived, if the Fund terminates its agreements with BNY Mellon within three years of commencing operations. As of March 31, 2023, the amount of potential recovery was $14,401. The ability to recover such amounts waived expires on January 3, 2026.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statements of Operations.
13

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
From January 3, 2023, commencement of operations, to March 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$2,666,069	$181,330
4. Capital Share Transactions
From January 3, 2023, commencement of operations, to March 31, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Period Ended March 31, 2023 (Unaudited)
	Shares	Amount
Class I*
Sales	246,202	$2,506,700
Reinvestments	—	—
Redemptions	—	—
Net increase	246,202	$2,506,700

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
14

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Notes to Financial Statements (Concluded)
March 31, 2023
(Unaudited)
As of March 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$2,493,413
Unrealized Appreciation	168,687
Unrealized Depreciation	(43,973)
Net Unrealized Appreciation	$ 124,714

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
15

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2513 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At an in-person meeting held on December 1-2, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new Investment Advisory Agreement between DuPont Capital Management Corporation (“DuPont” or the “Adviser”) and the Trust (the “DuPont Agreement”) on behalf of the DuPont Capital Value Creators Large Cap Fund (the “DuPont Fund”) for an initial two-year period.
In determining whether to approve the DuPont Agreement, the Trustees, including the Independent Trustees, considered information provided by DuPont in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “DuPont 15(c) Response”) regarding (i) the services to be performed by DuPont for the DuPont Fund, (ii) the composition and qualifications of DuPont’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the DuPont Fund, (iv) investment performance of the DuPont Fund’s strategy, (v) the financial condition of DuPont, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the DuPont Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on DuPont’s ability to service the DuPont Fund.
The Board considered additional information provided by representatives from DuPont invited to participate in the Meeting regarding DuPont’s history, performance, investment strategy, and compliance program. Representatives of DuPont responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the DuPont Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the DuPont Fund and DuPont, as provided by the terms of the DuPont Agreement, including the advisory fee under the DuPont Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the DuPont 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by DuPont are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the DuPont Fund is likely to benefit from the provision of those services, (iv) DuPont has sufficient personnel, with the appropriate skills and experience, to serve the DuPont Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services provided to certain DuPont-advised series of the Trust that are no longer operational and expected to be provided to the DuPont Fund is likely to be similar under the DuPont Agreement.
16

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Other Information (Concluded)
(Unaudited)
The Trustees considered that the proposed strategy for the DuPont Fund was new, and therefore did not have historical performance. The Trustees noted that they received performance information of a separate account composite for the one year, two year, three year, four year and five year periods ended December 31, 2021, which the Trustees indicated they believed to be representative of the Adviser’s performance in implementing the type of strategy to be employed for the DuPont Fund. The Trustees concluded that the performance information relating to the separate account composite was acceptable for purposes of its consideration of the DuPont Agreement.
The Trustees also considered information regarding DuPont’s proposed advisory fee and an analysis of the fee in relation to the delivery of services to the DuPont Fund and any other ancillary benefit resulting from DuPont’s relationship with the DuPont Fund. The Trustees considered the fees that DuPont charges to its separately managed accounts, as applicable, and evaluated the explanations provided by DuPont as to differences in the fee charged to the DuPont Fund and separately managed accounts. The Trustees also noted that DuPont had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the DuPont Fund and any other ancillary benefit resulting from DuPont’s relationship with the DuPont Fund. The Trustees considered the fees that DuPont charged to previously operational series of the Trust advised by DuPont, and evaluated the explanations provided by DuPont as to differences in fees charged to the DuPont Fund and similarly managed accounts. The Trustees evaluated information provided by DuPont indicating the proposed advisory fee for the DuPont Fund is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided by DuPont are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the DuPont Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by DuPont, the compensation and benefits to be received by DuPont in providing services to the DuPont Fund, DuPont’s projected profitability in the first year of operation of the DuPont Fund and certain additional information related to the financial condition of DuPont. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of DuPont.
The Trustees considered the extent to which economies of scale would be realized relative to the fee level as the DuPont Fund is expected to grow, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the DuPont Fund increase because fixed expenses will be spread across a larger asset base. Because the DuPont Fund had not yet commenced operations, and the DuPont Fund had a fee cap in place, the Board concluded that economies of scale were not a necessary consideration at the present time. At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the approval of the DuPont Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
17

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (833) 996-2513.
18

Investment Adviser
DuPont Capital Management Corporation
Chestnut Run Plaza
Building C735-1
974 Centre Road
Wilmington, DE 19805
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
DUP-0323

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Hedged Core Fund
Gotham ESG Large Value Fund
Gotham Defensive Long 500 Fund
Gotham Total Return Fund
Gotham Enhanced 500 Plus Fund
Gotham Short Strategies Fund
SEMI-ANNUAL REPORT
March 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
SEMI-ANNUAl REPORT
AS OF MARCH 31, 2023

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GOTHAM FUNDS
Important Information
The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.
Each Gotham Fund covered by this report (each a "Fund") compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.
Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and Gotham ESG Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund, except Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and Gotham ESG Large Value Fund, will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Defensive Long 500 Fund and Gotham Short Strategies Fund utilize one or more swap agreements in their investment programs. The use of derivatives, such as swaps, exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investments. Gotham Total Return Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.
A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

GOTHAM FUNDS
Gotham Absolute Return Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	11.12%	0.66%	12.14%	4.44%	5.76%
HFRX Equity Hedge Index	2.51%	-2.12%	9.72%	2.56%	2.84%

*	Not Annualized.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 1.74% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s "Other Expenses" (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of "total annual fund operating expenses after fee waivers" attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the "total annual fund operating expenses after fee waivers" disclosed in such underlying fund's "Annual Fund Operating Expenses" table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	15.19%	-3.93%	17.08%	6.04%	8.76% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	11.19%	11.98% ***

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 1.76% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s "Other Expenses" (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of "total annual fund operating expenses after fee waivers" attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the "total annual fund operating expenses after fee waivers" disclosed in such underlying fund's "Annual Fund Operating Expenses" table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Neutral Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	4.74%	5.35%	4.72%	0.37%	1.17% **
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.93%	2.50%	0.89%	1.41%	0.90% ***

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 1.94% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “BofA Index”). The BofA Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS
Gotham Index Plus Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	15.05%	-5.28%	19.13%	9.11%	10.71% **
Investor Class Shares	14.86%	-5.49%	18.82%	8.84%	8.01% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	11.19%	11.03% ***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.24% and 1.15% for Institutional Class shares, respectively, and 1.49% and 1.40% for Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s "Other Expenses" (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15% with respect to Institutional Class shares (on an annual basis) and 0.15% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of "total annual fund operating expenses after fee waivers" attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the "total annual fund operating expenses after fee waivers" disclosed in such underlying fund's "Annual Fund Operating Expenses" table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.00% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Large Value Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	13.95%	-4.80%	19.20%	9.08%	10.97% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	11.19%	12.18% ***

*	Not Annualized.
**	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 1.09% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	15.56%	-5.67%	18.09%	10.71%	12.55% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	11.19%	12.23% ***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 0.65% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of "total annual fund operating expenses after fee waivers" attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the "total annual fund operating expenses after fee waivers" disclosed in such underlying fund's "Annual Fund Operating Expenses" table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 0.50% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Hedged Core Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	13.71%	-3.38%	12.14%	6.72%	8.10% **
HFRX Equity Hedge Index	2.51%	-2.12%	9.72%	2.56%	3.78% ***

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” is 1.71% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS
Gotham ESG Large Value Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	Since Inception
Institutional Class Shares	14.53%	-3.86%	19.55%	12.61% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	14.50% ***

*	Not Annualized.
**	The Gotham ESG Large Value Fund (the “Fund”) incepted on December 31, 2018.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” is 0.75% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Defensive Long 500 Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	12.27%	-1.88%	10.05%	4.26%	7.08% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	11.19%	12.36% ***

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 1.96% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Total Return Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares**	11.06%	-6.22%	8.58%	3.05%	5.08% ***
HFRX Equity Hedge Index	2.51%	-2.12%	9.72%	2.56%	2.39% ****

*	Not Annualized.
**	On January 30, 2023, Investor Class shares of the Fund were automatically converted to Institutional Class shares of the Fund and the Investor Class was terminated as a separately designated class of the Fund.
***	The Gotham Total Return Fund (the "Fund") commenced operations on March 31, 2015.
****	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of the shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 1.64% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.92% for the Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.
The Fund normally allocates the majority of its assets among investment companies advised or sub-advised by Gotham. Therefore, the Fund's shareholders will indirectly bear the Fund's proportionate share of fees and expenses of the underlying funds in addition to the Fund's own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	14.87%	-4.69%	17.11%	8.95%	11.08% **
S&P 500® Total Return Index	15.62%	-7.73%	18.60%	11.19%	12.36% ***

*	Not Annualized.
**	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 4.44% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.12% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Short Strategies Fund
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares**	-12.20%	11.39%	-4.02%	-3.77%	-3.24%
50% Inverse of the S&P 500®	-6.22%	2.61%	-9.41%	-6.88%	-7.04%

*	Not Annualized.
**	A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2023, the “Total Annual Fund Operating Expenses” are 3.52% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the 50% Inverse of the Standard & Poor's 500® Total Return Index ("50% Inverse of the S&P 500®"). The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Fund Expense Disclosure
March 31, 2023
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$1,111.20	1.50%	$ 7.90
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54
Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$1,151.90	1.27%	$ 6.81
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.27%	6.39
Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$1,047.40	1.50%	$ 7.66
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54

GOTHAM FUNDS
Fund Expense Disclosure (Continued)
March 31, 2023
(Unaudited)
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,150.50	0.92%	$ 4.93
Hypothetical (5% return before expenses)	1,000.00	1,020.34	0.92%	4.63
Investor Class
Actual	$1,000.00	$1,148.60	1.17%	$ 6.27
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.17%	5.89
Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$1,139.50	0.75%	$ 4.00
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78
Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,155.60	0.50%	$ 2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52
Gotham Hedged Core Fund
Institutional Class
Actual	$1,000.00	$1,137.10	1.77%	$ 9.43
Hypothetical (5% return before expenses)	1,000.00	1,016.11	1.77%	8.90
Gotham ESG Large Value Fund
Institutional Class
Actual	$1,000.00	$1,145.30	0.75%	$ 4.01
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78
Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$1,122.70	1.35%	$ 7.14
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79
Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,110.60	0.00%	$ —
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—

GOTHAM FUNDS
Fund Expense Disclosure (Concluded)
March 31, 2023
(Unaudited)
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$1,148.70	2.17%	$11.62
Hypothetical (5% return before expenses)	1,000.00	1,014.11	2.17%	10.90
Gotham Short Strategies Fund
Institutional Class
Actual	$1,000.00	$ 878.00	1.35%	$ 6.32
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and ESG Large Value Fund, which do not short securities or use leverage.
**	Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2023, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

Gotham Absolute Return Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	10.9%	$ 63,722,675
Software & Services	9.0	52,343,844
Media & Entertainment	7.2	41,903,256
Health Care Equipment & Services	7.1	41,620,210
Semiconductors & Semiconductor Equipment	7.0	40,713,129
Pharmaceuticals, Biotechnology & Life Sciences	6.7	39,420,523
Energy	6.5	38,234,512
Materials	5.8	34,076,160
Technology Hardware & Equipment	5.6	32,860,113
Consumer Discretionary Distribution & Retail	4.5	26,065,660
Food, Beverage & Tobacco	3.7	21,359,794
Consumer Services	3.0	17,782,503
Transportation	2.7	15,831,365
Commercial & Professional Services	2.6	15,088,711
Consumer Durables & Apparel	2.5	14,860,357
Financial Services	2.4	14,306,091
Consumer Staples Distribution & Retail	2.0	11,433,238
Utilities	1.9	11,383,810
Automobiles & Components	1.6	9,253,186
Household & Personal Products	1.5	8,690,799
Telecommunication Services	1.1	6,171,099
Total Common Stocks	95.3	557,121,035
Other Assets in Excess of Liabilities	4.7	27,559,922
NET ASSETS	100.0%	$584,680,957

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced Return Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	5.7%	$ 12,910,965
Software & Services	4.4	9,941,560
Semiconductors & Semiconductor Equipment	4.0	8,990,415
Pharmaceuticals, Biotechnology & Life Sciences	3.7	8,439,659
Health Care Equipment & Services	3.7	8,306,915
Media & Entertainment	3.6	8,182,808
Energy	3.0	6,829,785
Materials	2.9	6,611,636
Technology Hardware & Equipment	2.9	6,545,927
Consumer Discretionary Distribution & Retail	1.9	4,398,960
Consumer Durables & Apparel	1.8	4,149,603
Food, Beverage & Tobacco	1.7	3,932,166
Consumer Services	1.7	3,752,206
Financial Services	1.5	3,309,586
Commercial & Professional Services	1.3	3,014,137
Transportation	1.3	2,839,986
Consumer Staples Distribution & Retail	1.1	2,540,994
Household & Personal Products	1.0	2,234,682
Automobiles & Components	1.0	2,214,898
Utilities	0.9	2,128,159
Telecommunication Services	0.6	1,439,732
Exchange Traded Funds	0.1	210,427
Affiliated Equity Registered Investment Companies	45.4	102,858,800
Total Investments	95.2	215,784,006
Other Assets in Excess of Liabilities	4.8	10,969,622
NET ASSETS	100.0%	$226,753,628

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Neutral Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	12.9%	$ 8,970,072
Energy	8.1	5,643,751
Materials	7.5	5,236,286
Health Care Equipment & Services	7.4	5,151,384
Software & Services	7.2	5,012,539
Semiconductors & Semiconductor Equipment	6.2	4,327,629
Media & Entertainment	5.9	4,075,955
Pharmaceuticals, Biotechnology & Life Sciences	5.7	3,991,874
Technology Hardware & Equipment	5.1	3,543,840
Food, Beverage & Tobacco	3.7	2,545,601
Commercial & Professional Services	3.3	2,320,318
Consumer Services	3.3	2,284,105
Consumer Discretionary Distribution & Retail	3.3	2,268,501
Consumer Durables & Apparel	3.0	2,069,196
Transportation	2.9	2,057,056
Utilities	2.4	1,658,239
Financial Services	2.3	1,571,539
Consumer Staples Distribution & Retail	1.8	1,224,104
Household & Personal Products	1.4	1,007,796
Automobiles & Components	1.4	955,229
Telecommunication Services	0.9	628,260
Total Common Stocks	95.7	66,543,274
Other Assets in Excess of Liabilities	4.3	2,972,994
NET ASSETS	100.0%	$69,516,268

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Index Plus Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	4.2%	$ 19,183,777
Health Care Equipment & Services	3.7	17,067,488
Semiconductors & Semiconductor Equipment	3.5	15,748,892
Materials	3.4	15,523,735
Financial Services	3.2	14,622,923
Pharmaceuticals, Biotechnology & Life Sciences	3.0	13,851,924
Energy	2.5	11,300,696
Food, Beverage & Tobacco	2.3	10,412,318
Equity Real Estate Investment Trusts (REITs)	2.3	10,345,132
Software & Services	2.1	9,575,919
Technology Hardware & Equipment	1.9	8,428,270
Consumer Discretionary Distribution & Retail	1.8	8,305,403
Consumer Services	1.5	6,981,544
Media & Entertainment	1.5	6,866,938
Insurance	1.5	6,721,130
Utilities	1.4	6,554,102
Transportation	1.3	5,860,628
Commercial & Professional Services	0.9	4,044,320
Consumer Staples Distribution & Retail	0.8	3,870,799
Household & Personal Products	0.7	3,313,780
Consumer Durables & Apparel	0.7	3,137,315
Banks	0.7	2,987,085
Automobiles & Components	0.5	2,211,614
Telecommunication Services	0.4	1,884,787
Real Estate Management & Development	0.1	262,407
Affiliated Equity Registered Investment Company	46.9	213,411,132
Total Investments	92.8	422,474,058
Other Assets in Excess of Liabilities	7.2	32,879,867
NET ASSETS	100.0%	$455,353,925

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Large Value Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Energy	10.4%	$ 3,463,385
Pharmaceuticals, Biotechnology & Life Sciences	9.2	3,043,265
Capital Goods	9.1	3,008,475
Health Care Equipment & Services	8.4	2,768,557
Food, Beverage & Tobacco	5.6	1,864,924
Financial Services	5.4	1,778,473
Consumer Discretionary Distribution & Retail	5.0	1,645,467
Media & Entertainment	4.8	1,602,640
Transportation	4.6	1,523,791
Materials	4.6	1,521,420
Semiconductors & Semiconductor Equipment	4.4	1,472,880
Technology Hardware & Equipment	4.2	1,407,269
Equity Real Estate Investment Trusts (REITs)	4.2	1,377,910
Insurance	4.1	1,356,377
Telecommunication Services	2.4	791,024
Software & Services	2.2	745,825
Banks	2.2	745,308
Consumer Services	2.2	725,910
Household & Personal Products	1.9	633,843
Consumer Staples Distribution & Retail	1.4	464,647
Automobiles & Components	1.0	321,870
Commercial & Professional Services	0.5	164,217
Utilities	0.5	161,553
Consumer Durables & Apparel	0.5	160,428
Real Estate Management & Development	0.4	142,562
Total Common Stocks	99.2	32,892,020
Other Assets in Excess of Liabilities	0.8	250,364
NET ASSETS	100.0%	$33,142,384

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced S&P 500 Index Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	10.6%	$ 1,725,484
Technology Hardware & Equipment	10.3	1,691,448
Media & Entertainment	9.5	1,553,747
Pharmaceuticals, Biotechnology & Life Sciences	7.8	1,282,951
Financial Services	7.1	1,164,482
Energy	7.0	1,151,179
Consumer Discretionary Distribution & Retail	6.8	1,107,999
Capital Goods	6.0	974,401
Health Care Equipment & Services	5.0	819,218
Semiconductors & Semiconductor Equipment	4.1	663,319
Transportation	4.0	657,163
Food, Beverage & Tobacco	3.9	638,223
Telecommunication Services	2.9	478,554
Materials	2.6	432,251
Equity Real Estate Investment Trusts (REITs)	2.3	376,746
Banks	1.7	281,015
Automobiles & Components	1.7	279,607
Insurance	1.3	204,283
Household & Personal Products	1.2	189,847
Consumer Staples Distribution & Retail	0.9	153,123
Consumer Services	0.8	129,773
Utilities	0.6	104,018
Consumer Durables & Apparel	0.4	64,462
Commercial & Professional Services	0.4	62,403
Real Estate Management & Development	0.3	40,337
Total Common Stocks	99.2	16,226,033
Other Assets in Excess of Liabilities	0.8	128,107
NET ASSETS	100.0%	$16,354,140

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Hedged Core Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Food, Beverage & Tobacco	18.5%	$ 1,233,866
Financial Services	14.5	969,276
Media & Entertainment	13.6	908,464
Software & Services	13.4	892,948
Pharmaceuticals, Biotechnology & Life Sciences	12.2	812,880
Technology Hardware & Equipment	11.4	757,176
Health Care Equipment & Services	7.9	526,847
Consumer Discretionary Distribution & Retail	6.4	429,196
Semiconductors & Semiconductor Equipment	5.9	396,487
Household & Personal Products	5.5	368,405
Transportation	4.7	315,999
Consumer Services	4.4	293,234
Capital Goods	4.1	270,687
Consumer Staples Distribution & Retail	3.1	204,067
Consumer Durables & Apparel	3.0	198,067
Telecommunication Services	2.9	193,898
Commercial & Professional Services	2.3	152,847
Insurance	2.1	138,282
Energy	2.0	133,181
Equity Real Estate Investment Trusts (REITs)	1.0	69,398
Materials	0.0	2,638
Total Long Positions	138.9	9,267,843
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Banks	(0.3)%	$ (19,082)
Commercial & Professional Services	(0.3)	(22,789)
Transportation	(0.7)	(43,853)
Household & Personal Products	(0.7)	(43,870)
Consumer Staples Distribution & Retail	(0.7)	(46,399)
Automobiles & Components	(0.8)	(51,167)
Consumer Durables & Apparel	(1.0)	(63,824)
Consumer Discretionary Distribution & Retail	(1.0)	(65,361)
Insurance	(1.1)	(74,931)
Media & Entertainment	(1.1)	(76,900)
Equity Real Estate Investment Trusts (REITs)	(1.3)	(84,702)
Software & Services	(1.8)	(121,762)
Technology Hardware & Equipment	(1.9)	(129,077)
Financial Services	(1.9)	(129,780)
Energy	(2.3)	(156,593)
Consumer Services	(2.4)	(157,417)
Capital Goods	(2.5)	(170,299)
Semiconductors & Semiconductor Equipment	(2.8)	(186,712)
Health Care Equipment & Services	(3.4)	(228,467)
Utilities	(3.9)	(257,689)
Pharmaceuticals, Biotechnology & Life Sciences	(4.0)	(268,761)
Materials	(4.2)	(277,113)
Total Short Positions	(40.1)	(2,676,548)
Other Assets in Excess of Liabilities	1.2	81,311
NET ASSETS	100.0%	$ 6,672,606

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham ESG Large Value Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Energy	8.9%	$ 119,178
Pharmaceuticals, Biotechnology & Life Sciences	8.8	117,282
Health Care Equipment & Services	8.8	116,789
Equity Real Estate Investment Trusts (REITs)	6.8	90,092
Capital Goods	6.5	86,118
Financial Services	6.4	85,079
Consumer Discretionary Distribution & Retail	6.1	81,065
Insurance	5.3	70,364
Semiconductors & Semiconductor Equipment	5.1	67,811
Technology Hardware & Equipment	4.9	65,274
Transportation	4.7	62,470
Materials	4.4	58,256
Media & Entertainment	3.7	49,501
Food, Beverage & Tobacco	3.5	47,177
Software & Services	2.9	39,040
Telecommunication Services	2.7	36,259
Banks	1.8	24,710
Consumer Services	1.7	22,575
Household & Personal Products	1.4	19,317
Commercial & Professional Services	1.1	15,107
Consumer Staples Distribution & Retail	1.1	14,233
Consumer Durables & Apparel	0.7	9,494
Utilities	0.4	5,652
Real Estate Management & Development	0.4	5,242
Automobiles & Components	0.2	2,456
Total Common Stocks	98.3	1,310,541
Other Assets in Excess of Liabilities	1.7	22,013
NET ASSETS	100.0%	$1,332,554

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Defensive Long 500 Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Food, Beverage & Tobacco	10.8%	$ 2,151,223
Financial Services	9.8	1,945,342
Media & Entertainment	9.6	1,907,956
Technology Hardware & Equipment	8.7	1,741,295
Software & Services	7.3	1,446,429
Pharmaceuticals, Biotechnology & Life Sciences	6.8	1,360,860
Semiconductors & Semiconductor Equipment	6.0	1,199,861
Health Care Equipment & Services	6.0	1,193,015
Transportation	3.8	764,288
Consumer Discretionary Distribution & Retail	3.8	758,445
Capital Goods	3.3	652,396
Consumer Services	3.2	633,920
Household & Personal Products	3.1	608,204
Telecommunication Services	2.0	392,419
Consumer Durables & Apparel	1.9	385,926
Insurance	1.8	365,110
Consumer Staples Distribution & Retail	1.8	357,224
Commercial & Professional Services	1.7	346,871
Energy	1.3	253,140
Equity Real Estate Investment Trusts (REITs)	1.3	252,815
Materials	0.6	119,474
Utilities	0.3	51,889
Automobiles & Components	0.1	27,993
Total Common Stocks	95.0	18,916,095
Other Assets in Excess of Liabilities	5.0	1,003,159
NET ASSETS	100.0%	$19,919,254

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Total Return Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by security type of the portfolio holdings of the Fund:
	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	98.5%	$18,856,300
Other Assets in Excess of Liabilities	1.5	293,088
NET ASSETS	100.0%	$19,149,388

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 Plus Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Energy	12.6%	$ 425,180
Technology Hardware & Equipment	12.5	422,019
Media & Entertainment	11.5	388,746
Software & Services	11.5	387,792
Pharmaceuticals, Biotechnology & Life Sciences	10.5	353,640
Capital Goods	10.0	335,135
Financial Services	9.7	326,598
Consumer Discretionary Distribution & Retail	9.1	304,905
Semiconductors & Semiconductor Equipment	7.5	254,227
Health Care Equipment & Services	7.5	251,845
Transportation	6.4	215,265
Food, Beverage & Tobacco	5.7	192,921
Equity Real Estate Investment Trusts (REITs)	4.5	152,314
Materials	4.3	143,655
Telecommunication Services	4.0	133,193
Insurance	2.6	86,693
Consumer Services	2.2	73,872
Banks	1.8	62,052
Household & Personal Products	1.5	51,188
Consumer Staples Distribution & Retail	1.3	42,276
Automobiles & Components	1.2	40,189
Commercial & Professional Services	0.6	20,860
Utilities	0.6	19,469
Consumer Durables & Apparel	0.4	14,834
Real Estate Management & Development	0.4	14,344
Total Long Positions	139.9	4,713,212
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Consumer Durables & Apparel	(0.3)%	$ (10,085)
Automobiles & Components	(0.3)	(10,105)
Telecommunication Services	(0.5)	(16,512)
Banks	(0.5)	(17,961)
Consumer Discretionary Distribution & Retail	(0.8)	(26,522)
Transportation	(0.8)	(26,775)
Equity Real Estate Investment Trusts (REITs)	(0.8)	(27,944)
Insurance	(0.9)	(31,138)
Technology Hardware & Equipment	(1.0)	(32,752)
Media & Entertainment	(1.0)	(33,658)
Consumer Services	(1.1)	(36,778)
Household & Personal Products	(1.1)	(37,903)
Financial Services	(1.3)	(42,809)
Food, Beverage & Tobacco	(1.3)	(42,876)
Energy	(1.4)	(47,276)
Consumer Staples Distribution & Retail	(1.7)	(57,333)
Software & Services	(1.8)	(62,257)
Commercial & Professional Services	(2.0)	(67,983)
Semiconductors & Semiconductor Equipment	(3.0)	(101,609)
Capital Goods	(3.0)	(101,640)
Materials	(3.3)	(109,884)
Pharmaceuticals, Biotechnology & Life Sciences	(3.7)	(124,336)
Health Care Equipment & Services	(3.8)	(129,362)
Utilities	(5.9)	(197,169)
Total Short Positions	(41.3)	(1,392,667)
Other Assets in Excess of Liabilities	1.4	47,868
NET ASSETS	100.0%	$ 3,368,413

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Short Strategies Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	19.7%	$ 4,510,437
Materials	13.3	3,047,149
Energy	8.9	2,029,225
Software & Services	8.1	1,850,174
Transportation	5.6	1,292,659
Health Care Equipment & Services	4.9	1,112,884
Consumer Durables & Apparel	4.0	927,009
Commercial & Professional Services	3.2	733,539
Media & Entertainment	3.0	699,156
Technology Hardware & Equipment	2.8	639,276
Semiconductors & Semiconductor Equipment	2.2	512,990
Pharmaceuticals, Biotechnology & Life Sciences	1.9	431,621
Consumer Services	1.8	420,450
Automobiles & Components	1.7	397,150
Consumer Discretionary Distribution & Retail	1.7	387,103
Utilities	1.6	356,244
Consumer Staples Distribution & Retail	1.5	354,684
Food, Beverage & Tobacco	1.2	272,174
Telecommunication Services	1.1	242,765
Household & Personal Products	0.3	59,876
Total Common Stocks	88.5	20,276,565
Other Assets in Excess of Liabilities	11.5	2,627,248
NET ASSETS	100.0%	$22,903,813

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.3%
Automobiles & Components — 1.6%
BorgWarner, Inc.	30,870	$ 1,516,026
Dana, Inc.	7,521	113,191
Ford Motor Co.(a)	245,443	3,092,582
General Motors Co.(a)	85,409	3,132,802
Lear Corp.	1,974	275,353
Modine Manufacturing Co.*	7,206	166,098
Visteon Corp.*	6,103	957,134
		9,253,186
Capital Goods — 10.9%
3M Co.	21,414	2,250,826
A. O. Smith Corp.	5,804	401,347
Advanced Drainage Systems, Inc.	7,981	672,080
AGCO Corp.	2,846	384,779
AMETEK, Inc.	11,206	1,628,568
Applied Industrial Technologies, Inc.	1,572	223,428
Armstrong World Industries, Inc.	2,152	153,308
Array Technologies, Inc.*	24,771	541,989
Axon Enterprise, Inc.*	10,718	2,409,942
Blue Bird Corp.*	1,039	21,227
BlueLinx Holdings, Inc.*	277	18,825
Boeing Co. (The)(a)*	11,605	2,465,250
Boise Cascade Co.	6,730	425,673
Builders FirstSource, Inc.*	9,560	848,737
CAE, Inc. (Canada)*	4,436	100,387
Carlisle Cos., Inc.	3,782	854,997
Carrier Global Corp.	24,740	1,131,855
Caterpillar, Inc.(a)	12,202	2,792,306
Chart Industries, Inc.*	17,322	2,172,179
Comfort Systems USA, Inc.	2,200	321,112
Crane Holdings Co.	6,793	771,006
Cummins, Inc.	843	201,376
Curtiss-Wright Corp.	2,690	474,139
Deere & Co.	3,888	1,605,277
Donaldson Co., Inc.	5,088	332,450
Dover Corp.	1,388	210,893
Eaton Corp. PLC (Ireland)	3,718	637,042
EMCOR Group, Inc.	4,237	688,894
Encore Wire Corp.	12,156	2,252,871
Enerpac Tool Group Corp.	11,294	287,997
EnPro Industries, Inc.	2,389	248,193
Esab Corp.	242	14,295
Fortive Corp.	11,028	751,779
Fortune Brands Innovations, Inc.	20,436	1,200,206
General Dynamics Corp.	777	177,319
General Electric Co.	19,802	1,893,071
GMS, Inc.*	2,156	124,811
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Griffon Corp.	12,542	$ 401,469
Hillman Solutions Corp.*	16,094	135,511
Honeywell International, Inc.	5,695	1,088,428
Howmet Aerospace, Inc.	26,500	1,122,805
Hubbell, Inc.	1,818	442,338
Huntington Ingalls Industries, Inc.	82	16,976
Illinois Tool Works, Inc.	5,241	1,275,921
Ingersoll Rand, Inc.	23,932	1,392,364
Janus International Group, Inc.*	963	9,495
Kaman Corp.	695	15,888
Lennox International, Inc.	1,232	309,577
Lockheed Martin Corp.(a)	5,520	2,609,470
Manitowoc Co., Inc. (The)*	230	3,931
Masco Corp.	14,893	740,480
Mueller Industries, Inc.	22,403	1,646,172
Nordson Corp.	448	99,572
nVent Electric PLC (Ireland)	17,215	739,212
Otis Worldwide Corp.	10,544	889,914
Owens Corning	8,058	771,956
PACCAR, Inc.	7,815	572,058
Pentair PLC (Ireland)	4,438	245,288
Quanta Services, Inc.	4,989	831,367
RBC Bearings, Inc.*	2,113	491,759
Regal Rexnord Corp.	2,698	379,690
Rocket Lab USA, Inc.*	26,908	108,708
Shoals Technologies Group, Inc., Class A*	30,820	702,388
Snap-on, Inc.	2,363	583,401
Sterling Infrastructure, Inc.*	2,889	109,435
Terex Corp.	17,676	855,165
Textron, Inc.	31,351	2,214,321
Thermon Group Holdings, Inc.*	1,868	46,551
Timken Co. (The)	2,941	240,339
Titan International, Inc.*	298	3,123
Trane Technologies PLC (Ireland)	6,053	1,113,631
TransDigm Group, Inc.	1,544	1,138,005
UFP Industries, Inc.	7,260	576,952
Valmont Industries, Inc.	2,043	652,289
Veritiv Corp.	9,596	1,296,803
Wabash National Corp.	15,437	379,596
Watsco, Inc.	574	182,624
Watts Water Technologies, Inc., Class A	3,093	520,614
Westinghouse Air Brake Technologies Corp.	2,205	222,837
WillScot Mobile Mini Holdings Corp.*	24,890	1,166,843

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.	3,342	$ 2,302,003
Xylem, Inc.	13,228	1,384,972
		63,722,675
Commercial & Professional Services — 2.6%
ACV Auctions, Inc., Class A*	10,573	136,497
Automatic Data Processing, Inc.(a)	8,874	1,975,619
Brady Corp., Class A	251	13,486
Broadridge Financial Solutions, Inc.	6,016	881,765
CACI International, Inc., Class A*	484	143,400
Cintas Corp.	1,977	914,718
Clarivate PLC (Jersey)*	34,085	320,058
Clean Harbors, Inc.*	7,458	1,063,213
Concentrix Corp.	1,377	167,374
Copart, Inc.*	18,982	1,427,636
Heidrick & Struggles International, Inc.	97	2,945
HireRight Holdings Corp.*	120	1,273
Insperity, Inc.	2,863	347,998
Korn Ferry	3,019	156,203
Leidos Holdings, Inc.	10,350	952,821
Paychex, Inc.	7,174	822,069
Republic Services, Inc.	5,879	794,958
Ritchie Bros Auctioneers, Inc. (Canada)	3,095	174,218
Robert Half International, Inc.	8,718	702,409
Rollins, Inc.	37,199	1,396,078
Science Applications International Corp.	3,599	386,749
Sterling Check Corp.*	51	569
Tetra Tech, Inc.	529	77,715
Thomson Reuters Corp. (Canada)	5,196	676,104
TransUnion	2,214	137,578
Verisk Analytics, Inc.	5,059	970,620
Waste Management, Inc.	2,725	444,638
		15,088,711
Consumer Discretionary Distribution & Retail — 4.5%
Amazon.com, Inc.(a)*	72,107	7,447,932
Arhaus, Inc.*	11,981	99,322
AutoZone, Inc.*	47	115,533
Bath & Body Works, Inc.(a)	33,958	1,242,184
Best Buy Co., Inc.	2,010	157,323
Buckle, Inc. (The)	16,843	601,127
Burlington Stores, Inc.*	3,616	730,794
CarMax, Inc.*	16,811	1,080,611
Chico's FAS, Inc.*	10,076	55,418
Dillard's, Inc., Class A	244	75,074
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
eBay, Inc.(a)	20,890	$ 926,889
Etsy, Inc.(a)*	11,382	1,267,158
Genuine Parts Co.	3,959	662,380
Group 1 Automotive, Inc.	1,077	243,854
Home Depot, Inc. (The)	2,707	798,890
LKQ Corp.	26,056	1,478,938
Lowe's Cos., Inc.(a)	15,705	3,140,529
Monro, Inc.	19	939
Murphy USA, Inc.	948	244,631
ODP Corp. (The)*	11,700	526,266
O'Reilly Automotive, Inc.*	567	481,372
Overstock.com, Inc.*	11,303	229,112
Pool Corp.	277	94,856
Ross Stores, Inc.(a)	16,982	1,802,300
TJX Cos., Inc. (The)	5,919	463,813
Ulta Beauty, Inc.*	1,876	1,023,677
Urban Outfitters, Inc.*	34,782	964,157
Warby Parker, Inc., Class A*	10,442	110,581
		26,065,660
Consumer Durables & Apparel — 2.5%
Brunswick Corp.	2,321	190,322
Capri Holdings Ltd. (British Virgin Islands)*	8,030	377,410
Cavco Industries, Inc.*	2,162	686,954
Cricut, Inc., Class A	233	2,377
Crocs, Inc.*	3,071	388,297
DR Horton, Inc.	12,790	1,249,455
Garmin Ltd. (Switzerland)	5,364	541,335
GoPro, Inc., Class A*	27,070	136,162
Hasbro, Inc.	30,307	1,627,183
Installed Building Products, Inc.	1,746	199,096
Kontoor Brands, Inc.	199	9,630
Leggett & Platt, Inc.	3,762	119,933
Malibu Boats, Inc., Class A*	2,583	145,810
Mohawk Industries, Inc.*	3,064	307,074
NIKE, Inc., Class B	18,373	2,253,265
NVR, Inc.*	110	612,941
Peloton Interactive, Inc., Class A*	45,190	512,455
Polaris, Inc.	5,211	576,493
PulteGroup, Inc.	11,662	679,661
Skyline Champion Corp.*	5,645	424,673
Sonos, Inc.*	5,690	111,638
Steven Madden Ltd.	11,325	407,700
Tapestry, Inc.	63,717	2,746,840

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Vista Outdoor, Inc.*	10,423	$ 288,821
Whirlpool Corp.	2,006	264,832
		14,860,357
Consumer Services — 3.0%
Adtalem Global Education, Inc.*	15,405	594,941
Bloomin' Brands, Inc.	7,741	198,557
Booking Holdings, Inc.*	540	1,432,301
Bright Horizons Family Solutions, Inc.*	1,436	110,558
Caesars Entertainment, Inc.(a)*	74,265	3,624,875
Darden Restaurants, Inc.	4,011	622,347
Denny's Corp.*	9,374	104,614
Duolingo, Inc.*	272	38,784
Expedia Group, Inc.*	8,345	809,715
Grand Canyon Education, Inc.*	1,453	165,497
Hilton Worldwide Holdings, Inc.	1,453	204,684
Marriott International, Inc., Class A	5,400	896,616
McDonald's Corp.(a)	7,906	2,210,597
MGM Resorts International	28,478	1,264,993
Monarch Casino & Resort, Inc.	1,110	82,307
Perdoceo Education Corp.*	3	40
Rover Group, Inc.*	843	3,819
Six Flags Entertainment Corp.*	3,200	85,472
Starbucks Corp.(a)	23,595	2,456,947
Strategic Education, Inc.	1,070	96,118
Wendy's Co. (The)	14,286	311,149
Wingstop, Inc.	1,162	213,320
Wyndham Hotels & Resorts, Inc.	24	1,628
Yum! Brands, Inc.	17,055	2,252,624
		17,782,503
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.*	2,566	195,196
Casey's General Stores, Inc.	4,316	934,241
Costco Wholesale Corp.(a)	4,942	2,455,531
Dollar Tree, Inc.*	4,107	589,560
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Kroger Co. (The)	3,052	150,677
Performance Food Group Co.*	2,088	125,990
Sprouts Farmers Market, Inc.*	3,749	131,327
Target Corp.	1,036	171,593
US Foods Holding Corp.*	41,868	1,546,604
Walgreens Boots Alliance, Inc.	20,815	719,783
Walmart, Inc.(a)	29,927	4,412,736
		11,433,238
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 6.5%
Antero Resources Corp.*	75,950	$ 1,753,685
APA Corp.	60,999	2,199,624
Arch Resources, Inc.	5,073	666,897
Baker Hughes Co.	32,559	939,653
California Resources Corp.	3,380	130,130
Canadian Natural Resources Ltd. (Canada)	3,009	166,548
Cheniere Energy, Inc.	7,078	1,115,493
Chevron Corp.(a)	23,076	3,765,080
Comstock Resources, Inc.	18,724	202,032
ConocoPhillips	17,907	1,776,553
CONSOL Energy, Inc.	13,705	798,590
Crescent Point Energy Corp. (Canada)	112,880	796,933
Denbury, Inc.*	1,366	119,703
DHT Holdings, Inc. (Marshall Islands)	147,418	1,593,589
Dorian LPG Ltd. (Marshall Islands)	12,533	249,908
Enbridge, Inc. (Canada)	21,497	820,111
Enerplus Corp. (Canada)	41,117	592,496
EOG Resources, Inc.	7,224	828,087
EQT Corp.	25,408	810,769
Equitrans Midstream Corp.	49,551	286,405
Expro Group Holdings N. V. (Netherlands)*	618	11,346
Exxon Mobil Corp.(a)	30,930	3,391,784
FLEX LNG Ltd. (Bermuda)	8,356	280,594
Gulfport Energy Corp.*	1,267	101,360
Helmerich & Payne, Inc.	15,224	544,258
Hess Corp.	5,189	686,712
HF Sinclair Corp.	11,974	579,302
Imperial Oil Ltd. (Canada)	5,337	271,173
Kinder Morgan, Inc.	80,468	1,408,995
Kosmos Energy Ltd.*	87,393	650,204
Marathon Petroleum Corp.(a)	11,540	1,555,938
Murphy Oil Corp.	18,159	671,520
Nabors Industries Ltd. (Bermuda)*	5,257	640,881
NexTier Oilfield Solutions, Inc.*	40,670	323,326
Nordic American Tankers Ltd. (Bermuda)	3,482	13,789
Occidental Petroleum Corp.	32,788	2,046,955
Patterson-UTI Energy, Inc.	9,680	113,256
Pembina Pipeline Corp. (Canada)	13,136	425,606
Phillips 66	499	50,589
Range Resources Corp.	52,349	1,385,678
RPC, Inc.	12,508	96,186
Southwestern Energy Co.*	306,926	1,534,630

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)*	22,510	$ 307,261
US Silica Holdings, Inc.*	48,137	574,756
Valaris Ltd. (Bermuda)*	742	48,275
Valero Energy Corp.	1,513	211,215
W&T Offshore, Inc.*	24,158	122,723
Weatherford International PLC (Ireland)*	9,670	573,914
		38,234,512
Financial Services — 2.4%
Affiliated Managers Group, Inc.	1,424	202,806
Berkshire Hathaway, Inc., Class B*	8,158	2,518,946
BlackRock, Inc.	1,185	792,907
Cboe Global Markets, Inc.	3,064	411,311
CME Group, Inc.	7,258	1,390,052
Franklin Resources, Inc.	60,574	1,631,864
Intercontinental Exchange, Inc.(a)	23,391	2,439,447
Invesco Ltd. (Bermuda)	6,876	112,766
Janus Henderson Group PLC (Jersey)	9,220	245,621
MarketAxess Holdings, Inc.	1,195	467,592
Nasdaq, Inc.	34,262	1,873,104
Open Lending Corp., Class A*	31,842	224,168
T Rowe Price Group, Inc.(a)	17,675	1,995,507
		14,306,091
Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.	45,376	2,024,677
Archer-Daniels-Midland Co.	3,806	303,186
Bunge Ltd. (Bermuda)	3,845	367,274
Cal-Maine Foods, Inc.	13,372	814,221
Campbell Soup Co.	25,756	1,416,065
Celsius Holdings, Inc.*	16,054	1,492,059
Coca-Cola Co. (The)(a)	41,231	2,557,559
Constellation Brands, Inc., Class A	3,324	750,858
Dole PLC (Ireland)	2,127	24,971
Duckhorn Portfolio, Inc. (The)*	3,161	50,260
Flowers Foods, Inc.	5,855	160,486
General Mills, Inc.	13,300	1,136,618
J M Smucker Co. (The)	873	137,384
John B Sanfilippo & Son, Inc.	33	3,198
Kellogg Co.	21,489	1,438,903
Keurig Dr Pepper, Inc.	77,813	2,745,243
Kraft Heinz Co. (The)	24,729	956,270
Lamb Weston Holdings, Inc.	6,960	727,459
MGP Ingredients, Inc.	2,062	199,437
Molson Coors Beverage Co., Class B	4,343	224,446
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.(a)	9,262	$ 1,688,463
Philip Morris International, Inc.	11,085	1,078,016
Pilgrim's Pride Corp.*	17,732	411,028
Primo Water Corp. (Canada)	9,184	140,974
TreeHouse Foods, Inc.*	10,111	509,898
Vector Group Ltd.	70	841
		21,359,794
Health Care Equipment & Services — 7.1%
Abbott Laboratories	16,269	1,647,399
Addus HomeCare Corp.*	458	48,896
Align Technology, Inc.*	514	171,748
Amedisys, Inc.*	3,145	231,315
Apollo Medical Holdings, Inc.*	73	2,662
Avanos Medical, Inc.*	5,867	174,485
Axonics, Inc.*	12,127	661,649
Cardinal Health, Inc.(a)	15,954	1,204,527
Centene Corp.(a)*	36,907	2,332,891
Cigna Group (The)	5,514	1,408,992
Community Health Systems, Inc.*	1,202	5,890
Cooper Cos., Inc. (The)	1,372	512,250
Cross Country Healthcare, Inc.*	14,341	320,091
CVS Health Corp.	36,506	2,712,761
DaVita, Inc.*	3,156	255,983
DENTSPLY SIRONA, Inc.	8,281	325,278
Dexcom, Inc.(a)*	10,169	1,181,434
Edwards Lifesciences Corp.*	26,626	2,202,769
Elevance Health, Inc.	1,315	604,650
Embecta Corp.	67	1,884
Enovis Corp.*	20,783	1,111,683
Ensign Group, Inc. (The)	1,306	124,775
Fulgent Genetics, Inc.*	16,752	522,997
GE HealthCare Technologies, Inc.*	29,476	2,417,916
Haemonetics Corp.*	1,193	98,721
HCA Healthcare, Inc.	6,097	1,607,657
Hims & Hers Health, Inc.*	28,148	279,228
Hologic, Inc.*	14,216	1,147,231
Humana, Inc.(a)	4,405	2,138,451
IDEXX Laboratories, Inc.*	2,287	1,143,683
Inspire Medical Systems, Inc.*	2,446	572,535
Insulet Corp.*	1,636	521,819
Integra LifeSciences Holdings Corp.*	4,079	234,175
iRhythm Technologies, Inc.*	4,090	507,283
Laboratory Corp. of America Holdings	493	113,104
Lantheus Holdings, Inc.*	18,767	1,549,404
McKesson Corp.	876	311,900

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	26,985	$ 2,175,531
Molina Healthcare, Inc.*	5,228	1,398,438
NextGen Healthcare, Inc.*	6,306	109,787
Shockwave Medical, Inc.*	4,603	998,069
Stryker Corp.	453	129,318
TransMedics Group, Inc.*	16,501	1,249,621
UFP Technologies, Inc.*	704	91,407
UnitedHealth Group, Inc.	3,843	1,816,163
Universal Health Services, Inc., Class B	1,251	159,002
Veradigm, Inc.*	67,435	880,027
Zimmer Biomet Holdings, Inc.	17,049	2,202,731
		41,620,210
Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	2,465	217,931
elf Beauty, Inc.*	29,827	2,456,253
Kimberly-Clark Corp.(a)	22,132	2,970,557
Olaplex Holdings, Inc.*	24,254	103,565
Procter & Gamble Co. (The)(a)	18,159	2,700,062
Spectrum Brands Holdings, Inc.	3,661	242,431
		8,690,799
Materials — 5.8%
Alamos Gold, Inc., Class A (Canada)	38,750	473,913
Albemarle Corp.	9,946	2,198,464
Alpha Metallurgical Resources, Inc.	4,281	667,836
American Vanguard Corp.	47	1,028
ATI, Inc.*	22,085	871,474
Avient Corp.	631	25,972
Ball Corp.	9,895	545,313
CF Industries Holdings, Inc.	9,716	704,313
Commercial Metals Co.	19,177	937,755
Dow, Inc.	21,425	1,174,518
DuPont de Nemours, Inc.(a)	68,745	4,933,829
Eastman Chemical Co.	6,927	584,223
Ecolab, Inc.	7,432	1,230,219
FMC Corp.	5,146	628,481
Franco-Nevada Corp. (Canada)	6,223	907,313
Freeport-McMoRan, Inc.	28,554	1,168,144
Graphic Packaging Holding Co.	34,045	867,807
Greif, Inc., Class A	2,905	184,090
Hudbay Minerals, Inc. (Canada)	67,056	352,044
Innospec, Inc.	335	34,394
International Paper Co.	28,325	1,021,400
Linde PLC (Ireland)	7,468	2,654,426
Livent Corp.*	23,251	505,012
LSB Industries, Inc.*	6,542	67,579
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	2,786	$ 989,197
Mosaic Co. (The)	29,942	1,373,739
Newmont Corp.	22,742	1,114,813
Nucor Corp.	5,635	870,438
Nutrien Ltd. (Canada)	2,263	167,123
Olin Corp.	12,429	689,810
Packaging Corp. of America	5,580	774,671
Pactiv Evergreen, Inc.	412	3,296
Perimeter Solutions SA (Luxembourg)*	28,308	228,729
Reliance Steel & Aluminum Co.	1,211	310,912
Sealed Air Corp.	11,323	519,839
Silgan Holdings, Inc.	11,600	622,572
SilverCrest Metals, Inc. (Canada)*	244	1,742
Steel Dynamics, Inc.	10,554	1,193,235
Sylvamo Corp.	3,260	150,808
Teck Resources Ltd., Class B (Canada)	6,477	236,411
Warrior Met Coal, Inc.	8,271	303,628
Westlake Corp.	1,880	218,042
Wheaton Precious Metals Corp. (Canada)	32,550	1,567,608
		34,076,160
Media & Entertainment — 7.2%
Activision Blizzard, Inc.	18,382	1,573,315
Alphabet, Inc., Class A(a)*	84,460	8,761,036
Bumble, Inc., Class A*	48,621	950,541
Cable One, Inc.	722	506,844
Charter Communications, Inc., Class A(a)*	3,794	1,356,772
Cinemark Holdings, Inc.*	61,391	907,973
Comcast Corp., Class A	53,440	2,025,911
Fox Corp., Class A	25,848	880,124
Interpublic Group of Cos., Inc. (The)	19,638	731,319
Match Group, Inc.*	34,230	1,314,090
Meta Platforms, Inc., Class A(a)*	47,100	9,982,374
Netflix, Inc.(a)*	16,108	5,564,992
New York Times Co. (The), Class A	1,672	65,007
News Corp., Class A	32,211	556,284
Nexstar Media Group, Inc.	658	113,610
Omnicom Group, Inc.	14,748	1,391,326
Paramount Global, Class B	10,177	227,049
Shutterstock, Inc.	4,953	359,588
Sinclair Broadcast Group, Inc., Class A	17,608	302,153
Sirius XM Holdings, Inc.	214,866	853,018

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Stagwell, Inc.*	1,611	$ 11,954
Trade Desk, Inc. (The), Class A*	17,357	1,057,215
TripAdvisor, Inc.*	47,349	940,351
Walt Disney Co. (The)*	6,561	656,953
ZipRecruiter, Inc., Class A*	19,159	305,395
ZoomInfo Technologies, Inc.*	20,561	508,062
		41,903,256
Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
AbCellera Biologics, Inc. (Canada)*	66,812	503,762
ADMA Biologics, Inc.*	979	3,240
Agilent Technologies, Inc.	6,083	841,522
Ardelyx, Inc.*	32,956	157,859
Aurinia Pharmaceuticals, Inc. (Canada)*	33,649	368,793
Biogen, Inc.*	6,006	1,669,848
Bristol-Myers Squibb Co.(a)	30,252	2,096,766
Catalyst Pharmaceuticals, Inc.*	46,133	764,885
Charles River Laboratories International, Inc.*	1,330	268,421
Collegium Pharmaceutical, Inc.*	3,661	87,827
Dynavax Technologies Corp.*	43,576	427,481
FibroGen, Inc.*	107	1,997
Gilead Sciences, Inc.	15,589	1,293,419
Harmony Biosciences Holdings, Inc.*	10,115	330,255
Illumina, Inc.*	7,616	1,771,101
Incyte Corp.*	3,086	223,025
IQVIA Holdings, Inc.*	4,200	835,338
Ironwood Pharmaceuticals, Inc.*	19,716	207,412
Jazz Pharmaceuticals PLC (Ireland)*	7,281	1,065,429
Johnson & Johnson(a)	27,833	4,314,115
Ligand Pharmaceuticals, Inc.*	916	67,381
Maravai LifeSciences Holdings, Inc., Class A*	24,822	347,756
Medpace Holdings, Inc.*	2,396	450,568
Merck & Co., Inc.(a)	38,146	4,058,353
Mettler-Toledo International, Inc.*	1,094	1,674,050
Moderna, Inc.(a)*	20,605	3,164,516
Organon & Co.	14,637	344,262
PerkinElmer, Inc.	9,253	1,233,055
Pfizer, Inc.(a)	115,213	4,700,690
Provention Bio, Inc.*	25,276	609,152
QIAGEN N. V. (Netherlands)*	3,949	181,378
TG Therapeutics, Inc.*	61,782	929,201
Theravance Biopharma, Inc. (Cayman Islands)*	2,559	27,765
United Therapeutics Corp.*	2,996	670,984
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Viatris, Inc.	143,208	$ 1,377,661
West Pharmaceutical Services, Inc.	5,006	1,734,429
Zoetis, Inc.	3,706	616,827
		39,420,523
Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.	14,559	1,788,282
Axcelis Technologies, Inc.*	13,242	1,764,497
Broadcom, Inc.(a)	8,147	5,226,626
Cirrus Logic, Inc.*	13,799	1,509,335
Diodes, Inc.*	6,072	563,239
Enphase Energy, Inc.*	1,261	265,163
First Solar, Inc.(a)*	14,097	3,066,097
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	4,734	341,700
Impinj, Inc.*	1,625	220,220
KLA Corp.	2,234	891,746
Lam Research Corp.(a)	6,339	3,360,431
Lattice Semiconductor Corp.*	9,238	882,229
MaxLinear, Inc.*	24,134	849,758
Microchip Technology, Inc.(a)	39,692	3,325,396
Monolithic Power Systems, Inc.	1,552	776,838
NVIDIA Corp.	5,566	1,546,068
NXP Semiconductors N. V. (Netherlands)	20,985	3,913,178
ON Semiconductor Corp.(a)*	40,892	3,366,229
PDF Solutions, Inc.*	1,085	46,004
Photronics, Inc.*	41,305	684,837
Qorvo, Inc.*	9,954	1,011,028
QUALCOMM, Inc.(a)	16,118	2,056,334
Rambus, Inc.*	14,345	735,325
Semtech Corp.*	9,100	219,674
Skyworks Solutions, Inc.	17,179	2,026,778
Synaptics, Inc.*	1,754	194,957
Veeco Instruments, Inc.*	3,841	81,160
		40,713,129
Software & Services — 9.0%
Accenture PLC, Class A (Ireland)	5,867	1,676,847
Adeia, Inc.	3,533	31,302
Adobe, Inc.(a)*	11,199	4,315,759
Akamai Technologies, Inc.*	4,300	336,690
Alteryx, Inc., Class A*	2,021	118,916
ANSYS, Inc.*	3,030	1,008,384
Asana, Inc., Class A*	52,228	1,103,578
Box, Inc., Class A*	23,079	618,286
Ceridian HCM Holding, Inc.*	5,062	370,640

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CommVault Systems, Inc.*	4,662	$ 264,522
Cvent Holding Corp.*	943	7,883
Descartes Systems Group, Inc. (The) (Canada)*	2,680	216,035
Digital Turbine, Inc.*	10,068	124,440
DigitalOcean Holdings, Inc.*	9,475	371,136
Docebo, Inc. (Canada)*	144	5,867
DXC Technology Co.*	33,590	858,560
Elastic N. V. (Netherlands)*	267	15,459
Enfusion, Inc., Class A*	1,069	11,225
Fair Isaac Corp.*	589	413,884
Fortinet, Inc.(a)*	58,799	3,907,782
Gartner, Inc.*	8,305	2,705,520
Gen Digital, Inc.	33,806	580,111
Guidewire Software, Inc.*	6,687	548,668
Informatica, Inc., Class A*	98	1,607
Intapp, Inc.*	311	13,945
InterDigital, Inc.	8,241	600,769
International Business Machines Corp.	13,076	1,714,133
Microsoft Corp.(a)	30,024	8,655,919
MongoDB, Inc.*	2,983	695,397
NCR Corp.*	8,055	190,017
New Relic, Inc.*	10,536	793,255
Nutanix, Inc., Class A*	19,365	503,296
Oracle Corp.(a)	41,219	3,830,070
PagerDuty, Inc.*	12,247	428,400
Palo Alto Networks, Inc.*	3,739	746,828
PowerSchool Holdings, Inc., Class A*	7,039	139,513
Qualys, Inc.*	2,187	284,354
Roper Technologies, Inc.	72	31,730
Salesforce, Inc.(a)*	20,589	4,113,270
Samsara, Inc., Class A*	8,154	160,797
ServiceNow, Inc.(a)*	14,097	6,551,158
SolarWinds Corp.*	385	3,311
Splunk, Inc.*	19,195	1,840,417
Sprinklr, Inc., Class A*	800	10,368
Squarespace, Inc., Class A*	7,301	231,953
Tenable Holdings, Inc.*	78	3,706
VeriSign, Inc.*	3,625	766,071
Yext, Inc.*	23,038	221,395
Zeta Global Holdings Corp., Class A*	4,522	48,973
Zuora, Inc., Class A*	15,354	151,698
		52,343,844
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 5.6%
Amphenol Corp., Class A	20,859	$ 1,704,597
Apple, Inc.(a)	53,461	8,815,719
CDW Corp.	8,468	1,650,329
Cisco Systems, Inc.(a)	73,013	3,816,755
Extreme Networks, Inc.*	19,442	371,731
F5, Inc.*	8,673	1,263,569
Fabrinet (Cayman Islands)*	949	112,703
Hewlett Packard Enterprise Co.	117,655	1,874,244
HP, Inc.(a)	79,688	2,338,843
Infinera Corp.*	29,507	228,974
IonQ, Inc.*	52,419	322,377
IPG Photonics Corp.*	2,928	361,052
Keysight Technologies, Inc.*	2,309	372,857
Methode Electronics, Inc.	606	26,591
Mirion Technologies, Inc.*	4,861	41,513
Motorola Solutions, Inc.	5,140	1,470,708
NetApp, Inc.	18,734	1,196,166
NetScout Systems, Inc.*	22,425	642,476
Pure Storage, Inc., Class A*	17,005	433,798
Sanmina Corp.*	5,618	342,642
Seagate Technology Holdings PLC (Ireland)	14,582	964,162
Super Micro Computer, Inc.*	17,092	1,821,153
TE Connectivity Ltd. (Switzerland)	5,114	670,701
Teledyne Technologies, Inc.*	1,543	690,276
Viavi Solutions, Inc.*	11,935	129,256
Vishay Intertechnology, Inc.	2,501	56,573
Zebra Technologies Corp., Class A*	3,586	1,140,348
		32,860,113
Telecommunication Services — 1.1%
AT&T, Inc.(a)	123,050	2,368,713
EchoStar Corp., Class A*	8,653	158,263
Iridium Communications, Inc.	2,051	127,019
Lumen Technologies, Inc.	167,079	442,759
T-Mobile US, Inc.*	8,062	1,167,700
United States Cellular Corp.*	1,759	36,464
Verizon Communications, Inc.	48,089	1,870,181
		6,171,099
Transportation — 2.7%
American Airlines Group, Inc.(a)*	138,263	2,039,379
ArcBest Corp.	3,112	287,611
CH Robinson Worldwide, Inc.	16,806	1,670,012
CSX Corp.	45,846	1,372,629
Expeditors International of Washington, Inc.(a)	14,818	1,631,758
Forward Air Corp.	1,917	206,576

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Hub Group, Inc., Class A*	4,617	$ 387,551
Kirby Corp.*	2,394	166,862
Landstar System, Inc.	6,255	1,121,272
Marten Transport Ltd.	1,237	25,915
Norfolk Southern Corp.	4,795	1,016,540
Old Dominion Freight Line, Inc.	4,256	1,450,615
RXO, Inc.*	3,502	68,779
Ryder System, Inc.	5,730	511,345
Schneider National, Inc., Class B	5,924	158,467
TFI International, Inc. (Canada)	1,320	157,463
Uber Technologies, Inc.*	13,148	416,792
Union Pacific Corp.	6,728	1,354,077
United Parcel Service, Inc., Class B	7,420	1,439,406
XPO, Inc.*	10,919	348,316
		15,831,365
Utilities — 1.9%
AES Corp. (The)	135	3,251
American Water Works Co., Inc.	2,334	341,908
Atmos Energy Corp.	1,363	153,147
Chesapeake Utilities Corp.	206	26,366
Constellation Energy Corp.(a)	37,463	2,940,845
Dominion Energy, Inc.	6,623	370,292
Entergy Corp.	8,930	962,118
Evergy, Inc.	124	7,579
Exelon Corp.(a)	70,579	2,956,554
Montauk Renewables, Inc.*	834	6,564
National Fuel Gas Co.	8,553	493,850
Otter Tail Corp.	5,473	395,534
Public Service Enterprise Group, Inc.	43,599	2,722,757
SJW Group	40	3,045
		11,383,810
TOTAL COMMON STOCKS (Cost $503,247,440)		557,121,035
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		27,559,922
NET ASSETS - 100.0%		$ 584,680,957

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents (35.1)% of net assets as of March 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,076	$ 357,926	$ 396,612	$ 54,397
Dana, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,985	29,853	29,874	1,216
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	87,151	878,379	1,098,103	343,225
General Motors Co.	USFF +0.250%	Weekly	MS	07/23/25	36,353	1,462,961	1,333,428	(65,157)
Lear Corp.	USFF +0.250%	Weekly	MS	07/08/27	518	69,346	72,256	6,203
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	1,834	38,998	42,274	4,788
Visteon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,604	257,674	251,555	3,910
					137,521	3,095,137	3,224,102	348,582
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/23/25	7,824	1,031,475	822,381	(122,499)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,973	104,622	136,433	37,354
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,098	204,549	176,673	(23,432)
AGCO Corp.	USFF +0.250%	Weekly	MS	01/10/28	745	98,793	100,724	5,818
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,939	416,767	427,125	27,388
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	389	54,776	55,289	2,778
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	565	38,960	40,251	2,802
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,507	129,990	142,373	17,439
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,816	610,726	633,178	46,230
Blue Bird Corp.	USFF +0.250%	Weekly	MS	01/10/28	251	5,156	5,128	166
BlueLinx Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	72	4,926	4,893	152
Boeing Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,361	280,105	289,117	19,657
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/23/25	1,163	65,647	73,560	18,537
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,504	155,959	222,305	72,580
CAE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,116	22,487	25,255	3,682
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/10/28	948	223,122	214,314	46
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/07/27	6,226	242,447	284,839	53,755
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,817	662,540	644,642	9,247
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,438	554,502	556,525	23,612
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	581	82,478	84,803	5,552
Crane Holdings Co.	USFF +0.250%	Weekly	MS	07/08/27	1,687	187,124	191,475	12,513
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/07/27	214	41,643	51,120	12,592
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	705	121,379	124,263	7,738
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	969	363,223	400,081	54,001
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,289	76,686	84,223	11,152
Dover Corp.	USFF +0.250%	Weekly	MS	07/08/27	363	46,703	55,154	11,779
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	981	166,236	168,085	8,522
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,022	$150,145	$166,167	$ 22,041
Encore Wire Corp.	USFF +0.250%	Weekly	MS	07/06/26	3,205	366,504	593,983	243,567
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,925	73,223	74,588	4,200
EnPro Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	633	68,826	65,762	(280)
Esab Corp.	USFF +0.250%	Weekly	MS	01/10/28	64	3,748	3,780	219
Fortive Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,932	168,574	199,874	38,225
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,126	294,822	301,050	18,258
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	212	46,539	48,381	3,648
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	4,890	292,215	467,484	187,066
GMS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	574	31,611	33,229	2,842
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,294	120,088	105,441	(9,818)
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,283	35,337	36,063	2,096
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,437	283,448	274,639	3,611
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,334	235,198	268,372	42,707
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	483	97,412	117,519	25,854
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22	4,552	4,554	173
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,299	290,721	316,242	39,184
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,290	356,025	365,952	23,196
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	290	2,918	2,859	49
Kaman Corp.	USFF +0.250%	Weekly	MS	01/10/28	189	4,218	4,321	276
Lennox International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	321	84,540	80,661	(253)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,202	520,430	568,221	75,260
Manitowoc Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	17	289	291	7
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,785	187,053	188,190	9,835
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	5,931	334,888	435,810	120,149
Nordson Corp.	USFF +0.250%	Weekly	MS	01/05/26	140	27,033	31,116	6,176
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	4,345	182,337	186,574	11,449
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,764	213,053	233,282	29,044
Owens Corning	USFF +0.250%	Weekly	MS	01/10/28	2,120	209,146	203,096	2,855
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,083	141,641	152,476	20,693
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,169	46,831	64,611	20,414
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,343	198,534	223,798	34,384
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	559	129,272	130,096	5,761
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/10/28	709	98,506	99,778	5,305
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,012	29,154	28,328	20
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	8,200	$ 180,782	$ 186,878	$ 12,805
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	621	152,234	153,319	7,808
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	760	29,504	28,789	427
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,647	234,397	224,822	176
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	8,288	524,691	585,381	81,643
Thermon Group Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	494	12,706	12,310	93
Timken Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	771	64,065	63,006	1,610
Titan International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	76	800	796	21
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,633	286,098	300,439	26,607
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	408	298,694	300,716	13,648
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,937	150,464	153,933	10,739
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	537	173,504	171,453	5,018
Veritiv Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,516	291,055	340,012	62,961
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,069	86,333	100,057	17,454
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/10/28	155	47,426	49,315	3,736
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	809	137,925	136,171	3,701
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/07/27	578	49,254	58,413	11,381
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,972	276,326	279,967	14,397
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	939	465,969	646,793	203,542
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,477	363,098	364,042	15,877
					179,432	15,147,177	16,247,409	1,801,018
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,760	28,952	35,632	7,801
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,329	511,955	518,505	33,592
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	66	3,487	3,546	189
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,579	228,576	231,434	13,981
CACI International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	103	29,575	30,517	2,087
Cintas Corp.	USFF +0.250%	Weekly	MS	07/08/27	414	181,900	191,550	17,481
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	8,943	83,984	83,975	3,255
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,954	$ 264,047	$ 278,562	$ 24,792
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	362	43,610	44,001	2,083
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,982	276,118	374,696	109,325
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26	777	789	37
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	28	296	297	6
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/08/27	757	86,919	92,013	8,853
Korn Ferry	USFF +0.250%	Weekly	MS	01/07/27	761	48,791	39,374	(7,112)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,680	266,323	246,721	(8,274)
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,907	216,240	218,523	13,722
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,541	200,105	208,374	16,811
Ritchie Bros Auctioneers, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	813	43,564	45,790	3,911
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,306	181,899	185,794	15,048
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,861	367,325	370,083	18,157
Science Applications International Corp.	USFF +0.250%	Weekly	MS	01/10/28	943	98,073	101,335	7,133
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/10/28	15	165	167	2
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/07/27	142	18,066	20,861	4,621
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,422	158,023	185,031	34,088
TransUnion	USFF +0.250%	Weekly	MS	01/10/28	580	33,813	36,041	3,539
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,347	230,945	258,435	37,498
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/07/27	807	118,367	131,678	19,071
					49,428	3,721,895	3,933,724	381,697
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,160	1,212,796	1,256,006	90,437
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,168	27,681	26,263	(347)
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8	14,250	19,665	5,964
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,896	255,822	325,416	84,577
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	167	11,799	13,071	2,073
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	4,205	143,647	150,076	21,944
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	01/10/28	902	189,216	182,294	441
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,831	248,095	246,257	7,818
Chico's FAS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,647	14,716	14,559	409
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	62	12,794	19,076	7,741
eBay, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,073	215,558	225,089	20,744
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,991	291,631	332,988	55,091
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/10/28	855	140,343	143,050	9,467
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	278	$ 50,737	$ 62,945	$ 14,512
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	636	180,945	187,696	16,541
LKQ Corp.	USFF +0.250%	Weekly	MS	07/23/25	3,995	193,644	226,756	45,533
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,627	492,787	525,321	56,179
Monro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6	296	297	6
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	274	62,486	70,706	11,347
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	3,035	109,569	136,514	31,206
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	155	125,541	131,592	10,933
Overstock.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,092	58,979	62,675	5,942
Pool Corp.	USFF +0.250%	Weekly	MS	01/10/28	74	24,182	25,341	2,094
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,510	354,989	478,646	142,258
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,666	127,603	130,548	7,908
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	504	199,109	275,018	89,404
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,211	237,590	255,329	26,649
Warby Parker, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	2,788	42,242	29,525	(12,532)
					77,816	5,039,047	5,552,719	754,339
Consumer Durables & Apparel
Brunswick Corp.	USFF +0.250%	Weekly	MS	01/10/28	609	47,949	49,938	3,850
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/10/28	2,051	101,559	96,397	(4,454)
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/25	563	124,578	178,888	60,137
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	59	575	602	43
Crocs, Inc.	USFF +0.250%	Weekly	MS	07/08/27	767	77,236	96,979	22,647
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,043	156,247	199,581	50,464
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,394	125,330	140,682	22,169
GoPro, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,959	47,549	35,004	(10,720)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,015	417,658	430,325	27,581
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/10/28	461	50,825	52,568	3,958
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	52	2,489	2,516	118
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/08/27	993	32,452	31,657	1,045
Malibu Boats, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	673	34,692	37,991	4,644
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	805	87,106	80,677	(3,043)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	4,827	512,392	591,983	102,987
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	27	112,524	150,449	42,301
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	12,047	188,238	136,613	(44,301)
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,368	149,644	151,342	7,836
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,065	170,608	178,628	15,063
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,479	$ 75,085	$ 111,265	$ 39,098
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,487	28,567	29,175	1,714
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/08/27	2,853	96,244	102,708	10,697
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	17,048	580,773	734,939	188,005
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,743	74,683	76,009	4,004
Whirlpool Corp.	USFF +0.250%	Weekly	MS	07/08/27	534	71,876	70,499	2,557
					72,922	3,366,879	3,767,415	548,400
Consumer Services
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,930	153,142	151,777	4,593
Bloomin' Brands, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,021	33,432	51,839	20,753
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	140	262,430	371,337	122,516
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	325	18,505	25,022	7,304
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,790	855,775	917,140	91,741
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,054	162,641	163,539	7,358
Denny's Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,462	28,819	27,476	(227)
Duolingo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	72	9,908	10,266	738
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,040	202,075	197,941	3,729
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/10/28	386	43,684	43,965	1,944
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	348	45,661	49,023	5,186
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,438	247,000	238,766	1,433
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/23/25	1,649	403,228	461,077	91,207
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	7,531	227,060	334,527	117,467
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/08/27	290	22,006	21,504	1,198
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/10/28	5	65	67	(2)
Rover Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	216	912	978	96
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	841	20,936	22,463	2,336
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	6,020	495,268	626,863	158,821
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/07/27	297	18,011	26,680	10,451
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,739	78,705	81,435	5,789
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/10/28	305	42,384	55,992	19,297
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6	$ 402	$ 407	$ 14
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,558	578,270	602,021	48,352
					58,463	3,950,319	4,482,105	722,094
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	674	50,900	51,271	2,347
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,104	254,812	238,972	(5,603)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,552	741,240	771,142	61,703
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/10/28	906	125,627	130,056	9,473
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	801	39,296	39,545	1,773
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/10/28	547	32,165	33,006	2,169
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,001	30,723	35,065	6,247
Target Corp.	USFF +0.250%	Weekly	MS	01/10/28	272	44,439	45,051	5,170
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,764	377,324	397,622	34,869
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	5,630	208,729	194,685	9,787
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/05/26	6,138	803,981	905,048	139,949
					29,389	2,709,236	2,841,463	267,884
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	07/08/27	18,582	525,690	429,058	(76,165)
APA Corp.	USFF +0.250%	Weekly	MS	07/06/26	15,750	572,093	567,945	22,120
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,305	184,885	171,555	2,156
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/07/27	7,279	176,727	210,072	43,818
California Resources Corp.	USFF +0.250%	Weekly	MS	01/10/28	876	35,190	33,726	148
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	699	35,004	38,690	5,211
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,851	254,246	291,718	51,327
Chevron Corp.	USFF +0.250%	Weekly	MS	07/06/26	5,659	796,339	923,322	184,936
Comstock Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,781	44,883	51,587	8,632
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	4,557	470,260	452,100	7,617
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,382	194,943	197,069	10,641
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	28,474	190,861	201,026	18,890
Denbury, Inc.	USFF +0.250%	Weekly	MS	01/07/27	358	22,589	31,372	9,656
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	38,083	357,231	411,677	78,556
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	3,281	$ 70,365	$ 65,423	$ (1,533)
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	5,388	205,473	205,552	7,598
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	10,050	157,534	144,821	(6,402)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,810	208,984	207,480	11,249
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,075	204,808	193,853	(2,016)
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	07/08/27	12,858	85,215	74,319	(6,535)
Expro Group Holdings N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	170	3,183	3,121	56
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	8,710	654,802	955,139	368,648
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	2,093	64,702	70,283	11,292
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	329	25,281	26,320	2,017
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,526	121,413	126,055	11,356
Hess Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,364	193,271	180,512	(5,429)
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,144	157,389	152,107	1,310
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	1,001	36,514	50,861	17,932
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,601	360,715	360,724	23,205
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	01/10/28	22,886	165,989	170,272	10,571
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	3,033	257,288	408,939	179,746
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	07/06/26	4,948	174,009	182,977	17,673
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	1,377	200,646	167,870	(24,968)
NexTier Oilfield Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,802	99,931	85,876	(10,169)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	916	3,620	3,627	142
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	11,961	453,396	746,725	318,319
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,603	36,031	30,455	(4,803)
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/07/27	3,464	113,122	112,234	4,827
Phillips 66	USFF +0.250%	Weekly	MS	01/07/27	133	12,793	13,484	1,186
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/08/27	13,821	358,773	365,842	22,142
RPC, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,315	30,668	25,492	(3,926)
Southwestern Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	80,609	421,362	403,045	(1,913)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	5,447	42,092	74,352	33,892
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,615	$ 165,310	$ 150,623	$ (8,267)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	205	8,418	13,337	5,241
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	406	42,084	56,678	18,232
W&T Offshore, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,342	38,012	32,217	(4,320)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/07/27	2,575	81,102	152,826	74,761
					399,494	9,115,236	10,024,358	1,428,657
Financial Services
Affiliated Managers Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	467	54,897	66,510	14,431
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	12,870	2,952,387	3,973,870	1,136,459
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	314	225,988	210,104	(5,719)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	708	87,376	95,042	11,496
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,852	335,389	354,695	36,339
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/06/26	14,068	340,600	378,992	65,156
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,935	768,629	827,541	100,743
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,814	31,194	29,750	(236)
Janus Henderson Group PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	2,495	68,919	66,467	255
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	311	85,477	121,691	39,728
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/23/25	10,510	509,457	574,582	98,583
Open Lending Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	8,332	71,058	58,657	(10,062)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,749	557,706	536,162	26,582
					66,425	6,089,077	7,294,063	1,513,755
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,010	560,439	535,886	31,957
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	780	56,963	62,135	13,261
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,009	96,828	96,380	3,316
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,430	192,204	208,853	29,305
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/08/27	6,351	338,450	349,178	24,550
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,180	367,866	388,489	34,944
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	10,154	574,840	629,853	93,116
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	874	189,211	197,428	15,580
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	566	$ 6,602	$ 6,645	$ 335
Duckhorn Portfolio, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	888	13,841	14,119	810
Flowers Foods, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,524	42,925	41,773	953
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,534	244,558	302,016	75,416
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	227	34,971	35,723	2,108
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9	871	872	29
Kellogg Co.	USFF +0.250%	Weekly	MS	07/08/27	5,639	392,092	377,587	5,288
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	20,392	735,180	719,430	19,877
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	6,488	250,006	250,891	11,841
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,654	131,585	172,876	47,700
MGP Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/08/27	536	53,835	51,842	160
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,133	58,765	58,553	2,262
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,312	379,097	421,478	72,183
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,823	250,446	274,537	55,358
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,739	110,402	109,850	3,627
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,478	32,980	38,037	6,643
TreeHouse Foods, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,658	113,960	134,043	24,515
Vector Group Ltd.	USFF +0.250%	Weekly	MS	01/10/28	19	226	228	4
					96,407	5,229,143	5,478,702	575,138
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/10/28	5,024	502,277	508,730	26,961
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/10/28	121	12,171	12,918	1,215
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	136	42,120	45,443	4,957
Amedisys, Inc.	USFF +0.250%	Weekly	MS	01/10/28	821	60,287	60,385	2,439
Apollo Medical Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	692	693	21
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,503	42,130	44,699	4,153
Axonics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,081	197,419	168,099	(21,637)
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,042	273,941	305,171	47,381
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,622	724,062	608,207	(87,663)
Cigna Corp. (The),	USFF +0.250%	Weekly	MS	01/07/27	867	243,713	221,545	(12,391)
Community Health Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	317	1,545	1,553	62
Cooper Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	361	123,165	134,783	16,411
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,701	110,659	82,606	(23,750)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/23/25	9,529	762,231	708,100	(17,725)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	789	$ 57,625	$ 63,996	$ 8,609
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,224	66,606	87,359	23,997
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,660	248,123	309,039	70,572
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,017	505,339	580,516	95,564
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	345	159,148	158,634	5,979
Embecta Corp.	USFF +0.250%	Weekly	MS	01/10/28	21	592	591	15
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,431	275,016	290,504	26,044
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	354	32,005	33,821	3,119
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,231	218,771	132,092	(78,193)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,369	480,241	604,479	142,935
Haemonetics Corp.	USFF +0.250%	Weekly	MS	07/08/27	343	25,869	28,383	3,664
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,455	285,060	383,654	111,865
Hims & Hers Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,182	64,263	71,245	9,479
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,740	276,811	301,818	35,781
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,130	568,692	548,570	2,948
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/07/27	610	208,779	305,049	104,394
Inspire Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	657	142,371	153,784	16,935
Insulet Corp.	USFF +0.250%	Weekly	MS	07/08/27	430	122,855	137,153	23,423
Integra LifeSciences Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,092	59,920	62,692	5,086
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,072	126,298	132,960	11,575
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	01/10/28	78	18,955	17,895	(296)
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,954	267,420	409,002	153,723
McKesson Corp.	USFF +0.250%	Weekly	MS	07/23/25	226	60,403	80,467	41,925
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	7,093	567,082	571,838	33,738
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,400	400,271	374,486	(10,203)
NextGen Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,118	40,690	36,874	(2,238)
Shockwave Medical, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,221	232,977	264,749	40,956
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	162	44,800	46,246	3,530
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,337	281,546	328,441	57,853
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	22,491	24,020	2,398
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,006	$ 470,142	$ 475,426	$ 31,834
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	326	39,215	41,435	3,740
Veradigm, Inc.	USFF +0.250%	Weekly	MS	07/23/25	17,961	280,818	234,391	(35,497)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,575	565,852	591,090	48,563
					132,938	10,313,458	10,785,631	934,251
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	649	55,301	57,378	4,224
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,701	374,943	634,177	275,771
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,740	739,314	770,423	74,135
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,397	32,088	27,315	(3,922)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	4,842	648,154	719,957	109,921
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	969	61,206	64,167	5,891
					26,298	1,911,006	2,273,417	466,020
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	9,988	102,286	122,153	24,519
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,496	551,642	551,716	20,013
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,411	178,233	220,116	57,587
American Vanguard Corp.	USFF +0.250%	Weekly	MS	01/10/28	13	284	284	5
ATI, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,801	227,970	228,907	9,809
Avient Corp.	USFF +0.250%	Weekly	MS	01/10/28	170	6,917	6,997	343
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,601	137,212	143,341	12,194
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,772	117,356	128,452	20,396
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	4,640	240,817	226,896	(3,806)
Dow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,484	303,840	300,633	12,378
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/07/27	18,015	1,294,712	1,292,937	53,914
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/08/27	1,816	135,786	153,161	25,199
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,792	285,179	296,630	24,267
FMC Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,314	167,832	160,479	(124)
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,687	207,701	245,965	49,705
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/05/26	5,860	191,934	239,733	58,191
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/10/28	9,118	$ 213,657	$ 232,418	$ 28,036
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	744	49,994	47,147	(583)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	18,038	86,594	94,700	11,359
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	87	8,801	8,932	504
International Paper Co.	USFF +0.250%	Weekly	MS	07/23/25	7,485	294,565	269,909	(781)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,793	575,335	637,304	86,443
Livent Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,216	134,757	135,012	4,731
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,707	20,853	17,633	(2,414)
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	738	254,636	262,034	18,272
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,348	335,722	337,126	17,227
Newmont Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,060	266,106	297,061	44,318
Nucor Corp.	USFF +0.250%	Weekly	MS	07/23/25	1,485	192,088	229,388	49,557
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/07/27	612	45,412	45,196	1,888
Olin Corp.	USFF +0.250%	Weekly	MS	01/05/26	3,233	148,402	179,432	39,337
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	1,486	195,575	206,301	21,058
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	110	927	880	(13)
Perimeter Solutions SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/08/27	7,482	68,763	60,455	(5,780)
Reliance Steel & Aluminum Co.	USFF +0.250%	Weekly	MS	01/10/28	319	78,230	81,900	7,153
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,970	144,186	136,353	(1,835)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,068	155,893	164,660	15,429
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	63	448	450	13
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,774	301,149	313,628	25,433
Sylvamo Corp.	USFF +0.250%	Weekly	MS	07/23/25	919	32,210	42,513	11,981
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/07/27	1,697	45,004	61,941	19,641
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,138	69,846	78,486	14,966
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	506	58,035	58,686	2,814
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	8,550	395,441	411,768	32,241
					161,606	8,322,330	8,729,713	805,585
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	4,497	321,029	384,898	77,607
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	21,714	2,139,386	2,252,393	196,320
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	12,425	262,641	242,909	(9,510)
Cable One, Inc.	USFF +0.250%	Weekly	MS	01/10/28	188	126,217	131,976	10,668
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	989	320,094	353,676	46,042
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,118	$ 141,296	$ 223,595	$ 90,162
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	13,669	442,134	518,192	95,990
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,793	212,083	231,302	30,387
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	4,943	161,936	184,077	32,689
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,031	382,165	346,700	(20,838)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	12,231	1,449,056	2,592,238	1,200,392
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,270	893,440	1,475,200	616,563
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	440	16,691	17,107	1,115
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,160	98,492	106,383	12,423
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	165	28,085	28,489	1,725
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,927	355,416	370,473	31,012
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/10/28	2,663	54,754	59,412	6,905
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,319	66,377	95,759	32,673
Sinclair Broadcast Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	4,616	85,415	79,211	(668)
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	57,127	317,211	226,794	(86,541)
Stagwell, Inc.	USFF +0.250%	Weekly	MS	01/10/28	432	2,950	3,205	363
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	4,721	259,730	287,556	40,487
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,792	285,090	254,049	(19,944)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,486	139,111	148,793	15,409
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,066	83,012	80,752	950
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,640	148,868	139,364	(6,440)
					212,422	8,792,679	10,834,503	2,395,941
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	19,445	186,117	146,615	(32,259)
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	257	856	851	22
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,847	265,822	255,514	38
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,648	38,964	41,424	3,971
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	8,844	85,484	96,930	14,769
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,335	364,224	371,170	20,819
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	5,395	$ 361,819	$ 373,927	$ 35,741
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,879	188,205	196,954	16,072
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	350	68,500	70,637	4,798
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	971	23,600	23,294	607
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	01/07/27	11,436	124,068	112,187	(8,002)
FibroGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	50	932	933	(14)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,831	301,637	317,858	30,800
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,549	116,883	83,225	(29,112)
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,911	373,205	444,403	85,726
Incyte Corp.	USFF +0.250%	Weekly	MS	01/10/28	807	56,866	58,322	3,664
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,091	201,622	216,989	23,213
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,202	56,452	54,725	465
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,879	256,104	274,954	28,765
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	6,636	1,088,781	1,028,580	12,510
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	242	17,207	17,802	1,258
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	6,408	106,733	89,776	(12,807)
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	639	128,520	120,164	(3,785)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/05/26	9,930	903,637	1,056,453	217,178
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	296	335,094	452,942	130,892
Moderna, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,412	660,588	831,175	196,307
Organon & Co.	USFF +0.250%	Weekly	MS	07/08/27	3,882	98,168	91,305	(2,170)
PerkinElmer, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,493	330,655	332,217	9,540
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/05/26	30,244	1,310,739	1,233,955	12,882
Provention Bio, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,584	96,827	158,674	65,612
QIAGEN N. V. (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	1,036	47,679	47,583	1,682
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,205	135,174	243,723	115,289
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	669	$ 7,016	$ 7,259	$ 510
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/10/28	796	182,372	178,272	2,997
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/07/27	37,917	375,883	364,762	16,325
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,319	363,128	456,994	108,251
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/10/28	972	159,552	161,780	8,435
					219,407	9,419,113	10,014,328	1,080,989
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,290	486,903	649,771	184,496
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,873	228,922	516,077	296,064
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,840	1,030,624	1,180,434	215,865
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,624	375,489	396,393	35,521
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,533	125,576	142,201	21,438
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	265	49,050	55,724	25,458
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,703	767,651	805,402	67,642
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/08/27	1,244	61,448	89,792	30,731
Impinj, Inc.	USFF +0.250%	Weekly	MS	07/08/27	424	51,263	57,460	8,343
KLA Corp.	USFF +0.250%	Weekly	MS	01/10/28	556	214,673	221,939	15,863
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,655	627,891	877,349	278,929
Lattice Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,402	116,865	229,391	117,071
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,463	236,786	227,562	(147)
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,200	670,673	854,556	217,566
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	410	203,901	205,221	9,736
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,461	347,885	405,822	71,511
NXP Semiconductors N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	5,726	903,790	1,067,756	209,061
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/06/26	10,231	584,210	842,216	280,751
PDF Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	285	11,143	12,084	1,369
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,881	182,931	180,407	4,114
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,641	258,543	268,246	19,766
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,357	477,234	555,866	109,335
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,887	94,453	199,248	111,422
Semtech Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,395	67,693	57,815	(8,880)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,571	476,726	539,287	84,254
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Synaptics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	465	$ 40,755	$ 51,685	$ 14,570
Veeco Instruments, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,029	21,626	21,743	953
					91,411	8,714,704	10,711,447	2,422,802
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/23/25	1,262	323,168	360,692	57,761
Adeia, Inc.	USFF +0.250%	Weekly	MS	01/10/28	888	7,934	7,868	257
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,746	805,541	1,058,226	284,050
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,128	89,667	88,322	(578)
Alteryx, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	530	35,660	31,185	(3,092)
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,146	270,115	381,389	121,787
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	13,715	287,394	289,798	13,590
Box, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,876	157,709	157,418	4,858
Ceridian HCM Holding, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,263	66,910	92,477	28,166
CommVault Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,159	70,193	65,762	(1,704)
Cvent Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	265	2,216	2,215	80
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/07/27	669	41,565	53,928	13,975
Digital Turbine, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,454	34,230	30,331	(3,730)
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,492	85,455	97,612	15,478
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	38	1,448	1,548	150
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/07/27	6,596	188,736	168,594	(12,798)
Elastic N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	70	4,006	4,053	197
Enfusion, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	308	3,246	3,234	108
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	154	105,956	108,214	6,378
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/05/26	12,286	592,528	816,528	252,446
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,829	583,116	595,833	35,420
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,722	177,084	149,670	(19,843)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,703	127,775	139,731	16,926
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	24	396	394	11
Intapp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	78	3,353	3,498	269
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,144	146,661	156,298	15,632
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,433	454,039	450,032	15,572
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,008	1,845,691	2,308,706	548,077
MongoDB, Inc.	USFF +0.250%	Weekly	MS	07/08/27	824	157,471	192,091	44,540
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,119	$ 40,525	$ 49,987	$ 11,034
New Relic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,774	200,631	208,854	16,031
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,081	108,382	132,055	28,794
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	10,612	773,454	986,067	249,490
PagerDuty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,218	103,468	112,566	13,121
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	982	180,625	196,145	26,936
PowerSchool Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,849	36,432	36,647	1,628
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	577	61,546	75,022	17,305
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	8,322	8,373	369
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,821	655,673	963,139	344,438
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,136	41,094	42,122	2,622
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,433	1,014,055	1,130,664	156,026
SolarWinds Corp.	USFF +0.250%	Weekly	MS	01/10/28	103	866	886	47
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,044	433,435	483,619	67,057
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	205	2,619	2,657	134
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,916	55,807	60,871	7,231
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21	988	998	42
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	978	171,782	206,681	41,607
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,022	44,225	57,871	15,363
Zeta Global Holdings Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,196	12,433	12,953	997
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,040	37,894	39,915	3,491
					137,956	10,653,519	12,623,739	2,437,746
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	5,256	377,390	429,520	69,726
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,051	1,768,414	2,152,110	459,324
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,106	353,550	410,438	74,775
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	16,689	696,948	872,417	215,981
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,693	59,011	89,730	33,189
F5, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,278	327,027	331,882	17,550
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	245	30,950	29,096	(655)
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	30,120	450,687	479,812	57,030
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,157	374,014	356,808	10,189
Infinera Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,841	50,615	60,846	12,949
IonQ, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,732	71,683	84,452	15,526
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/10/28	777	94,450	95,812	4,941
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	609	95,611	98,341	6,448
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Methode Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	156	$ 6,574	$ 6,845	$ 521
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,268	10,164	10,829	1,054
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,347	350,692	385,417	51,441
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,006	260,008	255,783	22,012
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,804	189,282	166,285	(15,632)
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,690	112,614	119,642	11,465
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,479	86,116	90,204	7,429
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,831	249,518	253,306	15,825
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,531	398,771	482,778	99,531
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	1,335	168,672	175,085	12,977
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	407	158,673	182,076	30,963
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,165	35,135	34,277	472
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/06/26	737	14,981	16,671	2,983
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/23/25	945	283,463	300,510	28,080
					143,255	7,075,013	7,970,972	1,246,094
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,372	582,651	623,161	82,086
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	07/23/25	8,978	231,020	164,208	(57,822)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/23/25	512	18,713	31,708	13,781
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/25	45,708	265,241	121,126	(122,800)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,118	304,939	306,771	13,702
United States Cellular Corp.	USFF +0.250%	Weekly	MS	01/10/28	462	9,521	9,577	420
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,936	504,532	503,081	25,430
					103,086	1,916,617	1,759,632	(45,203)
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30,975	501,812	456,881	(25,394)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
ArcBest Corp.	USFF +0.250%	Weekly	MS	07/23/25	4,003	$ 153,431	$ 369,957	$232,580
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,214	424,247	418,745	12,921
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	11,771	339,923	352,424	30,255
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/23/25	7,845	717,798	863,891	190,036
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/07/27	529	52,028	57,005	7,341
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,214	97,401	101,903	8,289
Kirby Corp.	USFF +0.250%	Weekly	MS	01/10/28	629	43,447	43,841	2,080
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,611	284,636	288,788	15,790
Marten Transport Ltd.	USFF +0.250%	Weekly	MS	01/10/28	344	7,028	7,207	450
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,221	268,755	258,852	2,900
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,002	263,925	341,522	89,129
RXO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	923	17,707	18,128	1,104
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,499	127,121	133,771	13,226
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,556	40,823	41,623	2,384
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	346	41,978	41,274	1,025
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,802	113,560	120,523	11,312
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,725	354,107	347,173	17,885
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	2,008	342,485	389,532	67,671
XPO, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,892	96,449	92,255	(444)
					80,109	4,288,661	4,745,295	680,540
Utilities
AES Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	33	632	795	462
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	607	87,095	88,919	5,410
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	356	40,151	40,000	1,442
Chesapeake Utilities Corp.	USFF +0.250%	Weekly	MS	01/10/28	52	6,547	6,655	357
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	10,652	674,582	836,182	193,381
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,740	95,032	97,283	8,502
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,343	245,316	252,435	16,666
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	2,004	2,017	85
Exelon Corp.	USFF +0.250%	Weekly	MS	07/23/25	17,647	716,235	739,233	66,145
Montauk Renewables, Inc.	USFF +0.250%	Weekly	MS	01/10/28	220	1,834	1,731	(38)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/08/27	2,248	135,038	129,800	873
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,437	91,459	103,852	17,517
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,447	$ 719,030	$ 714,865	$ 37,644
SJW Group	USFF +0.250%	Weekly	MS	01/10/28	9	682	685	19
					48,824	2,815,637	3,014,452	348,465

Total Reference Entity — Long						131,685,883	146,309,189	21,114,794
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Adient PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(4,390)	$ (214,115)	$ (179,814)	$ 33,789
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,939)	(164,372)	(167,258)	(3,756)
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,857)	(652,394)	(595,560)	53,398
Luminar Technologies, Inc.	USFF -4.380%	Weekly	MS	07/08/27	(27,069)	(204,264)	(175,678)	28,566
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,428)	(331,033)	(311,077)	12,863
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,317)	(351,764)	(343,806)	6,103
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(78)	(5,292)	(5,300)	(152)
					(56,078)	(1,923,234)	(1,778,493)	130,811
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	01/07/27	(41,189)	(398,406)	(441,546)	(46,197)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,107)	(242,540)	(397,106)	(169,535)
AAR Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,420)	(324,719)	(350,211)	(30,573)
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,071)	(495,652)	(565,688)	(79,812)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,742)	(160,184)	(159,672)	(639)
AerSale Corp.	USFF -2.480%	Weekly	MS	07/08/27	(5,365)	(94,941)	(92,385)	2,050
Alamo Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,026)	(145,405)	(188,948)	(49,627)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,801)	(178,926)	(160,937)	16,598
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,357)	(463,853)	(460,552)	857
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,517)	(250,788)	(183,130)	68,601
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(40,043)	(1,553,115)	(942,612)	611,849
AZZ, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,346)	(140,969)	(137,989)	1,151
Ballard Power Systems, Inc. (Canada)	USFF -1.280%	Weekly	MS	01/05/26	(151,445)	(1,689,737)	(843,549)	837,301
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(289)	(11,536)	(11,641)	(172)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,580)	(470,604)	(446,083)	23,236
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,127)	(522,205)	(512,326)	926
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Cadre Holdings, Inc.	USFF -2.880%	Weekly	MS	01/07/27	(6,357)	$ (163,104)	$ (136,930)	$ 24,290
ChargePoint Holdings, Inc.	USFF -5.780%	Weekly	MS	01/10/28	(32,405)	(311,721)	(339,280)	(29,204)
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,051)	(236,140)	(187,695)	45,994
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/25	(22,033)	(663,509)	(593,569)	66,338
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(24,232)	(545,233)	(559,759)	(19,090)
Ducommun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(433)	(23,109)	(23,689)	(708)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,491)	(992,359)	(982,482)	1,631
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,343)	(185,346)	(192,306)	(8,120)
EnerSys	USFF -0.250%	Weekly	MS	07/06/26	(8,155)	(652,933)	(708,506)	(70,233)
Evoqua Water Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(13,204)	(505,107)	(656,503)	(159,873)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,834)	(336,315)	(424,681)	(101,277)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/07/27	(67,430)	(2,207,003)	(2,292,620)	(125,923)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,399)	(312,082)	(319,846)	(13,544)
FuelCell Energy, Inc.	USFF -0.624%	Weekly	MS	01/10/28	(48,533)	(143,457)	(138,319)	4,378
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(8,794)	(111,914)	(122,149)	(12,033)
GATX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,369)	(155,299)	(150,617)	3,129
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,545)	(856,647)	(814,935)	38,361
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,750)	(477,121)	(327,375)	149,721
Gorman-Rupp Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(12)	(294)	(300)	(46)
Graco, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,754)	(544,517)	(566,120)	(24,471)
GrafTech International Ltd.	USFF -0.259%	Weekly	MS	07/08/27	(78,115)	(429,055)	(379,639)	46,454
Greenbrier Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/07/27	(255)	(12,500)	(8,203)	3,949
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(40,877)	(509,487)	(479,078)	27,808
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,606)	(241,185)	(235,832)	3,533
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,541)	(1,109,535)	(1,086,720)	5,045
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(22,155)	(1,040,276)	(1,053,027)	(26,085)
IDEX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,930)	(875,462)	(907,948)	(37,094)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(85,483)	(1,559,930)	(1,082,215)	469,539
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,485)	(929,075)	(1,036,616)	(116,688)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International plc (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(19,040)	$(1,239,916)	$(1,146,589)	$ 95,175
Kennametal, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,484)	(298,042)	(289,149)	7,317
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(82,007)	(1,367,468)	(1,105,454)	250,833
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,839)	(1,314,110)	(1,325,575)	(23,898)
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,729)	(143,192)	(156,941)	(14,508)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,884)	(165,367)	(177,925)	(17,253)
Maxar Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35,243)	(1,689,787)	(1,799,508)	(118,917)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,565)	(204,690)	(200,101)	(4,091)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(29,830)	(1,923,605)	(1,524,910)	388,269
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(2,604)	(454,684)	(381,772)	84,411
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(29,816)	(317,857)	(289,812)	26,368
MSC Industrial Direct Co., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,238)	(279,998)	(271,992)	6,524
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(95,769)	(1,116,903)	(1,335,020)	(237,993)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,766)	(170,321)	(222,534)	(56,644)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,599)	(135,597)	(129,329)	5,549
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,622)	(228,347)	(218,098)	8,022
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,158)	(408,153)	(389,215)	19,036
Parsons Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,670)	(161,552)	(164,196)	(3,499)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,951)	(130,103)	(149,430)	(20,017)
Plug Power, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(51,470)	(733,855)	(603,228)	126,763
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(39,910)	(1,011,189)	(984,181)	7,266
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	01/10/28	(803)	(16,281)	(17,289)	(1,112)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,184)	(371,688)	(332,404)	37,325
REV Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(858)	(10,175)	(10,287)	(201)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,029)	(612,673)	(595,410)	15,064
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(10,008)	(519,643)	(546,437)	(33,304)
Shyft Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,260)	(28,766)	(28,665)	(57)
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,929)	(179,032)	(206,729)	(30,212)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/10/28	(26)	$ (3,155)	$ (3,183)	$ (185)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,465)	(949,654)	(440,370)	516,328
Stem, Inc.	USFF -1.730%	Weekly	MS	01/10/28	(13,100)	(82,399)	(74,277)	7,683
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,942)	(710,355)	(663,781)	42,834
Tennant Co.	USFF -0.250%	Weekly	MS	01/07/27	(3,904)	(243,685)	(267,541)	(28,127)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,625)	(48,482)	(49,481)	(1,260)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40,818)	(2,065,924)	(1,986,612)	68,447
Trinity Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(134)	(3,233)	(3,264)	(55)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(528)	(235,522)	(208,961)	32,201
Vertiv Holdings Co.	USFF -0.250%	Weekly	MS	01/07/27	(11,057)	(158,139)	(158,226)	(1,080)
Vicor Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,786)	(475,229)	(412,415)	60,310
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,339)	(735,798)	(825,089)	(112,382)
Woodward, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,240)	(1,336,934)	(1,289,179)	38,177
Xometry, Inc., Class A	USFF -0.580%	Weekly	MS	07/08/27	(16,421)	(497,427)	(245,822)	248,983
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/10/28	(39,829)	(904,821)	(850,747)	48,351
					(1,512,475)	(46,957,046)	(43,782,462)	2,768,236
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(29,064)	(1,311,230)	(1,306,136)	(12,836)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(73,754)	(648,502)	(679,274)	(36,350)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,598)	(360,649)	(380,071)	(21,323)
Cimpress PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(163)	(6,955)	(7,143)	(231)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,545)	(619,360)	(566,267)	43,898
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,282)	(655,393)	(645,057)	6,541
Dun & Bradstreet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,965)	(136,006)	(140,469)	(5,184)
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,140)	(2,156,834)	(2,056,798)	84,442
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,601)	(994,818)	(1,105,357)	(125,567)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(22,826)	(372,332)	(316,597)	41,559
Heritage-Crystal Clean, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(427)	(14,863)	(15,205)	(427)
HNI Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,728)	(173,734)	(131,628)	35,822
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,481)	(674,291)	(710,966)	(43,512)
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,561)	(1,420,618)	(1,358,533)	54,306
KAR Auction Services, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,035)	(116,472)	(96,239)	21,163
KBR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,581)	(527,836)	(527,434)	(3,808)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Kelly Services, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(43)	$ (712)	$ (713)	$ (12)
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,794)	(233,249)	(219,888)	12,509
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,240)	(51,720)	(25,358)	30,215
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,756)	(161,240)	(133,977)	26,409
Steelcase, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(21,102)	(227,786)	(177,679)	42,263
Stericycle, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,297)	(134,258)	(100,172)	37,669
TaskUS, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(7,687)	(175,550)	(111,000)	63,621
TrueBlue, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,279)	(37,047)	(22,766)	14,677
TTEC Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,494)	(56,600)	(55,622)	(49)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,299)	(452,872)	(405,153)	42,026
Upwork, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,193)	(836,199)	(228,585)	621,646
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(10,205)	(1,376,657)	(1,419,209)	(53,889)
					(304,140)	(13,933,783)	(12,943,296)	875,578
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	07/08/27	(11,273)	(265,132)	(312,826)	(55,253)
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,038)	(959,326)	(612,671)	322,967
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(953)	(181,040)	(200,130)	(24,907)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,455)	(649,069)	(571,351)	74,300
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(41,435)	(1,020,482)	(896,239)	115,469
Carvana Co.	USFF -11.930%	Weekly	MS	07/06/26	(45,397)	(1,430,759)	(444,437)	978,796
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,693)	(375,532)	(382,110)	(21,854)
Five Below, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,002)	(212,486)	(206,382)	5,022
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(6,305)	(831,709)	(619,277)	211,069
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(37,094)	(1,481,511)	(1,472,261)	1,457
Franchise Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(7,984)	(321,435)	(217,564)	82,945
Guess?, Inc.	USFF -0.630%	Weekly	MS	07/08/27	(8,200)	(172,599)	(159,572)	10,260
Kohl's Corp.	USFF -0.250%	Weekly	MS	01/07/27	(33,325)	(1,437,163)	(784,471)	586,980
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(55,226)	(769,659)	(608,038)	157,569
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,303)	(358,610)	(298,296)	66,770
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,479)	(97,063)	(100,021)	(3,474)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,016)	(524,188)	(226,381)	296,125
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,341)	(176,868)	(193,578)	(18,698)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(65,443)	$ (1,310,732)	$ (588,987)	$ 723,193
RH	USFF -0.250%	Weekly	MS	01/10/28	(75)	(18,027)	(18,266)	(340)
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,396)	(142,990)	(146,390)	(4,433)
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/08/27	(1,727)	(133,733)	(134,326)	(3,199)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,822)	(424,507)	(428,243)	(12,879)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(31,952)	(1,347,556)	(1,091,161)	257,449
Wayfair, Inc., Class A	USFF -0.780%	Weekly	MS	07/06/26	(12,741)	(854,274)	(437,526)	412,252
					(406,675)	(15,496,450)	(11,150,504)	4,157,586
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(22,186)	(1,070,348)	(1,130,155)	(72,273)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(2,015)	(143,186)	(157,573)	(15,690)
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,333)	(312,474)	(239,709)	60,064
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	07/08/27	(8,142)	(659,578)	(734,734)	(82,973)
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(13,891)	(230,114)	(216,005)	12,893
Hanesbrands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(115,296)	(1,156,164)	(606,457)	515,941
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(3,998)	(914,859)	(380,490)	535,980
iRobot Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,492)	(282,396)	(152,391)	135,912
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,785)	(241,942)	(197,308)	38,529
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(12,979)	(236,399)	(236,607)	(1,926)
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,074)	(218,690)	(236,498)	(18,964)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(542)	(172,229)	(197,391)	(111,563)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(32,010)	(694,487)	(589,304)	101,526
Movado Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(303)	(8,665)	(8,717)	(104)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(52,901)	(709,230)	(658,088)	32,727
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,991)	(226,164)	(210,230)	14,718
PVH Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,288)	(198,440)	(203,998)	(6,607)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(21,992)	(1,013,906)	(1,045,060)	(36,489)
Snap One Holdings Corp.	USFF -0.730%	Weekly	MS	01/10/28	(104)	(941)	(972)	(43)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(45,365)	(1,546,896)	(1,791,464)	(258,675)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(63,508)	(1,527,401)	(1,373,043)	146,323
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(7,630)	(63,924)	(65,084)	(1,502)
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(43,295)	(1,261,926)	(991,888)	244,297
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(59,034)	$ (1,268,946)	$ (1,006,530)	$ 233,135
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,871)	(275,781)	(114,840)	159,485
					(528,025)	(14,435,086)	(12,544,536)	1,624,721
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	01/10/28	(27,353)	(1,025,131)	(979,237)	40,248
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(20,229)	(798,893)	(394,870)	399,818
Bowlero Corp.	USFF -1.380%	Weekly	MS	01/10/28	(6,144)	(101,329)	(104,141)	(3,351)
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(5,143)	(195,431)	(180,262)	13,757
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(48,712)	(808,294)	(794,006)	10,033
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(791)	(1,304,730)	(1,351,257)	(53,391)
Choice Hotels International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,961)	(994,199)	(932,950)	54,658
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,009)	(2,235,881)	(2,572,813)	(352,965)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,386)	(169,729)	(142,687)	26,144
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,486)	(1,045,186)	(1,077,610)	(48,595)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,427)	(685,014)	(677,929)	(341)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(716)	(234,356)	(236,187)	(3,082)
Dutch Bros, Inc., Class A	USFF -13.130%	Weekly	MS	01/10/28	(5,036)	(156,939)	(159,289)	(3,181)
European Wax Center, Inc., Class A	USFF -0.580%	Weekly	MS	01/10/28	(2,898)	(49,166)	(55,062)	(6,161)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,158)	(207,673)	(191,360)	15,215
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,399)	(21,770)	(22,468)	(819)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,339)	(417,840)	(467,643)	(61,346)
Krispy Kreme, Inc.	USFF -0.780%	Weekly	MS	07/08/27	(30,519)	(442,360)	(474,570)	(35,918)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,870)	(165,144)	(164,882)	(612)
Mister Car Wash, Inc.	USFF -0.830%	Weekly	MS	01/07/27	(36,064)	(455,382)	(310,872)	143,091
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	07/08/27	(37,685)	(588,375)	(506,863)	78,413
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,842)	(466,770)	(437,741)	26,690
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(34,299)	(1,458,231)	(1,528,706)	(102,636)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(709)	(47,595)	(47,602)	(232)
Service Corp. International	USFF -0.250%	Weekly	MS	01/10/28	(550)	(37,794)	(37,829)	(39)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,245)	$ (113,350)	$ (124,575)	$ (12,548)
Stride, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,419)	(291,205)	(291,196)	(3,949)
Target Hospitality Corp.	USFF -1.230%	Weekly	MS	07/08/27	(28,827)	(391,096)	(378,787)	8,835
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(4,281)	(398,149)	(479,087)	(87,521)
					(384,497)	(15,307,012)	(15,122,481)	40,215
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(9,645)	(324,429)	(328,412)	(5,695)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,142)	(2,092,908)	(2,134,485)	(52,583)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	07/08/27	(23,133)	(709,715)	(653,739)	53,071
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(23,244)	(738,119)	(576,451)	148,822
Sysco Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,734)	(133,368)	(133,917)	(4,121)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(25,981)	(1,039,368)	(684,599)	349,311
					(93,879)	(5,037,907)	(4,511,603)	488,805
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/10/28	(60,079)	(631,835)	(630,229)	(1,801)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(507)	(10,935)	(11,357)	(486)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(65,151)	(1,681,434)	(1,705,002)	(38,396)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(16,388)	(2,503,085)	(2,205,825)	181,506
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,461)	(422,830)	(441,545)	(59,221)
Core Laboratories N. V. (Netherlands)	USFF -0.250%	Weekly	MS	07/06/26	(27,379)	(804,191)	(603,707)	195,151
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,442)	(192,421)	(158,087)	24,709
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,406)	(505,774)	(491,268)	10,217
Denison Mines Corp. (Canada)	USFF -0.930%	Weekly	MS	01/10/28	(57,725)	(58,236)	(62,920)	(4,997)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(56,256)	(598,165)	(677,322)	(82,307)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,254)	(2,894,001)	(2,737,733)	110,433
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,872)	(991,372)	(981,081)	(5,545)
Earthstone Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(89,518)	(1,278,425)	(1,164,629)	106,382
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,027)	(6,147)	(6,121)	(19)
Energy Fuels, Inc. (Canada)	USFF -1.280%	Weekly	MS	01/10/28	(1,335)	(7,341)	(7,449)	(153)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,190)	(146,373)	(114,907)	31,091
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Kinetik Holdings, Inc.	USFF -0.830%	Weekly	MS	01/07/27	(25,187)	$ (917,394)	$ (788,353)	$ 81,887
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,652)	(100,259)	(101,786)	(1,997)
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(162,425)	(3,960,311)	(3,891,703)	47,843
Matador Resources Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,994)	(147,345)	(142,664)	1,696
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(75,901)	(2,860,036)	(2,233,766)	532,734
NextDecade Corp.	USFF -0.736%	Weekly	MS	01/10/28	(2,650)	(11,712)	(13,171)	(1,527)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(7,957)	(284,773)	(314,063)	(37,262)
Northern Oil and Gas, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(20,771)	(630,353)	(630,400)	(15,464)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,075)	(795,746)	(774,974)	12,750
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(45,847)	(483,007)	(481,394)	(5,112)
ProFrac Holding Corp., Class A	USFF -1.130%	Weekly	MS	07/08/27	(13,240)	(285,669)	(167,751)	116,410
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(43,406)	(351,435)	(312,089)	37,492
Ranger Oil Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(24,205)	(936,642)	(988,532)	(61,168)
Schlumberger N. V. (Curacao)	USFF -0.250%	Weekly	MS	01/10/28	(19,062)	(1,087,976)	(935,944)	151,384
Select Energy Services, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(23,091)	(166,349)	(160,713)	4,641
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(18,952)	(187,513)	(180,044)	3,640
SilverBow Resources, Inc.	USFF -0.630%	Weekly	MS	07/08/27	(13,202)	(555,590)	(301,666)	250,997
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,244)	(176,014)	(181,701)	(6,619)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(17,021)	(1,230,420)	(1,241,682)	(25,464)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(32,597)	(1,634,007)	(1,268,349)	295,305
Tellurian, Inc.	USFF -0.782%	Weekly	MS	07/06/26	(172,792)	(646,673)	(212,534)	432,416
Transocean Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(100,077)	(649,459)	(636,490)	9,549
Williams Cos, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(74,153)	(2,265,239)	(2,214,209)	5,551
World Fuel Services Corp.	USFF -0.250%	Weekly	MS	01/07/27	(38,658)	(969,723)	(987,712)	(33,763)
					(1,418,149)	(34,066,210)	(31,160,872)	2,262,483
Financial Services
Avantax, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,102)	(160,313)	(186,925)	(28,530)
Moody's Corp.	USFF -0.250%	Weekly	MS	01/10/28	(931)	(302,134)	(284,905)	22,332
Morningstar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(780)	(162,183)	(158,363)	3,239
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Paymentus Holdings, Inc., Class A	USFF -0.730%	Weekly	MS	01/07/27	(569)	$ (12,415)	$ (5,041)	$ 33,377
WisdomTree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(28,373)	(169,096)	(166,266)	(961)
					(37,755)	(806,141)	(801,500)	29,457
Food, Beverage & Tobacco
B&G Foods, Inc.	USFF -2.230%	Weekly	MS	01/05/26	(25,277)	(715,968)	(392,552)	254,862
Boston Beer Co., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(43)	(14,160)	(14,134)	443
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/10/28	(14,445)	(903,953)	(928,380)	(29,185)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(39,177)	(2,891,199)	(2,287,937)	587,873
Freshpet, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,365)	(390,119)	(156,539)	275,832
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(72,563)	(1,385,933)	(1,244,455)	134,187
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/08/27	(20,071)	(835,140)	(800,431)	28,804
Ingredion, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,838)	(281,021)	(288,710)	(11,138)
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	01/07/27	(6,147)	(876,213)	(911,108)	(53,569)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,335)	(109,257)	(111,085)	(2,409)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,592)	(82,511)	(62,127)	20,004
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,190)	(497,954)	(501,287)	(12,043)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(61,070)	(3,142,281)	(3,298,391)	(173,814)
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,185)	(258,631)	(273,353)	(16,657)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(15,059)	(583,777)	(598,896)	(18,194)
Sovos Brands, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,417)	(22,726)	(23,636)	(1,035)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,637)	(164,478)	(156,427)	16,037
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(10,052)	(555,987)	(531,650)	(2,912)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(33,393)	(703,316)	(549,983)	139,764
					(325,856)	(14,414,624)	(13,131,081)	1,136,850
Health Care Equipment & Services
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(41,435)	(988,831)	(515,037)	473,432
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,147)	(222,370)	(194,109)	27,110
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(25,378)	(344,951)	(395,897)	(57,298)
American Well Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,094)	(7,015)	(7,302)	(330)
AmerisourceBergen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,201)	(348,900)	(352,402)	(5,284)
Bausch + Lomb Corp. (Canada)	USFF -5.630%	Weekly	MS	01/10/28	(567)	(9,616)	(9,871)	(313)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Becton Dickinson & Co	USFF -0.250%	Weekly	MS	01/10/28	(12,933)	$(3,219,819)	$(3,201,435)	$ (11,062)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/10/28	(23,563)	(1,123,629)	(1,178,857)	(61,289)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(68)	(1,532)	(1,545)	(27)
Certara, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(299)	(7,155)	(7,209)	(98)
CONMED Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,957)	(634,652)	(618,694)	8,887
CorVel Corp.	USFF -0.250%	Weekly	MS	01/07/27	(591)	(111,029)	(112,455)	(2,017)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,150)	(329,448)	(333,172)	(5,462)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(53,786)	(494,304)	(332,935)	158,764
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,638)	(343,025)	(382,664)	(41,964)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(6,494)	(480,046)	(367,820)	113,173
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(52,483)	(658,032)	(328,019)	325,656
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(23,223)	(2,047,890)	(544,347)	1,497,216
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,587)	(284,585)	(292,484)	(12,704)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,277)	(2,100,304)	(2,025,214)	64,045
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,111)	(668,270)	(562,513)	100,242
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,195)	(657,589)	(635,113)	18,379
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,964)	(2,641,446)	(2,800,973)	(173,416)
LeMaitre Vascular, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(409)	(20,763)	(21,051)	(386)
LifeStance Health Group, Inc.	USFF -1.630%	Weekly	MS	01/07/27	(16,446)	(111,727)	(122,194)	(12,286)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,615)	(1,652,905)	(1,958,892)	(329,579)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(2,150)	(508,869)	(375,670)	128,666
Multiplan Corp.	USFF -0.288%	Weekly	MS	01/10/28	(10,424)	(11,163)	(11,049)	49
Neogen Corp.	USFF -0.250%	Weekly	MS	07/08/27	(40,414)	(699,006)	(748,467)	(53,453)
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,769)	(444,487)	(187,488)	283,834
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,575)	(156,206)	(56,936)	98,442
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(11,320)	(793,465)	(680,785)	108,504
Nutex Health, Inc.	USFF -15.874%	Weekly	MS	01/10/28	(35)	(36)	(35)	(6)
NuVasive, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,715)	(621,255)	(607,877)	9,709
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,219)	(2,612,867)	(1,772,949)	821,439
Outset Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,945)	(407,650)	(201,388)	204,113
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(27,333)	(892,161)	(397,695)	489,770
Paragon 28, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,730)	(46,550)	(46,601)	(302)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,216)	(238,988)	(219,942)	17,353
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(22,194)	(482,821)	(330,913)	149,364
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(27,818)	(1,211,618)	(893,514)	311,981
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,678)	$ (1,078,265)	$ (1,086,283)	$ (13,612)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(34,677)	(2,955,729)	(3,089,374)	(154,544)
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(27,293)	(548,528)	(683,144)	(138,092)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,814)	(2,433,611)	(2,368,158)	46,192
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(30,666)	(1,482,088)	(807,436)	663,190
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(43,347)	(1,116,500)	(1,120,520)	(20,080)
Simulations Plus, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(725)	(30,562)	(31,857)	(1,461)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(13,118)	(785,254)	(838,896)	(57,776)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/08/27	(6,513)	(1,241,209)	(1,245,807)	(13,072)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,949)	(623,790)	(411,882)	211,354
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(25,887)	(1,347,769)	(1,051,271)	289,408
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(611)	(152,084)	(154,772)	(3,495)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,336)	(392,013)	(495,325)	(109,502)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,620)	(563,374)	(550,254)	4,156
Varex Imaging Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,945)	(108,758)	(108,140)	40
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(572)	(102,998)	(105,128)	(2,678)
					(806,219)	(43,599,507)	(37,981,760)	5,342,880
Household & Personal Products
Beauty Health Co. (The)	USFF -0.250%	Weekly	MS	07/08/27	(28,198)	(338,148)	(356,141)	(20,862)
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(20,360)	(538,784)	(692,240)	(160,163)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	07/06/26	(13,997)	(574,541)	(546,863)	24,618
Colgate-Palmolive Co.	USFF -0.250%	Weekly	MS	01/10/28	(18,911)	(1,391,506)	(1,421,162)	(36,976)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/07/27	(25,831)	(1,040,994)	(1,095,751)	(69,620)
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,344)	(628,628)	(567,137)	28,052
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,434)	(2,383,281)	(2,325,104)	41,309
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,403)	(512,905)	(768,523)	(280,338)
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(18,435)	(548,424)	(506,963)	29,405
WD-40 Co.	USFF -0.250%	Weekly	MS	01/07/27	(2,448)	(455,373)	(435,866)	13,426
					(159,361)	(8,412,584)	(8,715,750)	(431,149)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(20,152)	(1,096,537)	(1,027,147)	38,059
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,423)	$ (350,533)	$ (273,363)	$ 107,426
Algoma Steel Group, Inc. (Canada)	USFF -2.830%	Weekly	MS	01/10/28	(41,586)	(329,463)	(336,015)	(9,310)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(21,605)	(236,976)	(245,865)	(10,141)
Arconic Corp.	USFF -0.250%	Weekly	MS	01/07/27	(16,474)	(467,363)	(432,113)	32,944
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,311)	(1,191,905)	(1,161,753)	20,317
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(9,445)	(305,134)	(286,089)	17,409
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,521)	(877,635)	(824,776)	44,108
Bioceres Crop Solutions Corp. (Cayman Islands)	USFF -6.980%	Weekly	MS	07/08/27	(1,774)	(20,726)	(20,596)	15
Cabot Corp.	USFF -0.250%	Weekly	MS	01/07/27	(15,768)	(1,158,453)	(1,208,460)	(69,919)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(22,581)	(2,418,653)	(2,458,845)	(52,910)
Chase Corp.	USFF -0.250%	Weekly	MS	01/10/28	(430)	(41,584)	(45,034)	(3,675)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(592,440)	(2,908,215)	(2,363,836)	521,845
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(866)	(55,989)	(29,695)	25,558
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(43,986)	(2,724,361)	(2,652,796)	51,464
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,139)	(995,450)	(1,004,017)	(18,762)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,506)	(153,240)	(144,941)	7,233
Equinox Gold Corp. (Canada)	USFF -0.680%	Weekly	MS	07/23/25	(231,068)	(1,762,057)	(1,190,000)	559,435
ERO Copper Corp. (Canada)	USFF -0.580%	Weekly	MS	01/10/28	(624)	(10,332)	(11,007)	(736)
First Majestic Silver Corp. (Canada)	USFF -0.680%	Weekly	MS	01/10/28	(45,160)	(298,355)	(325,604)	(28,834)
Fortuna Silver Mines, Inc. (Canada)	USFF -0.871%	Weekly	MS	01/07/27	(62,242)	(238,413)	(237,764)	(1,210)
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/07/27	(3,264)	(236,081)	(223,421)	9,632
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(126,595)	(669,035)	(801,346)	(137,893)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,222)	(242,801)	(224,954)	17,067
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,134)	(299,449)	(295,664)	2,205
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,213)	(1,676,317)	(1,674,867)	(16,839)
Ivanhoe Electric, Inc.	USFF -4.430%	Weekly	MS	01/10/28	(255)	(3,065)	(3,098)	(56)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,289)	(89,440)	(96,198)	(6,197)
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,363)	(12,078)	(12,553)	(541)
Lithium Americas Corp. (Canada)	USFF -6.530%	Weekly	MS	01/07/27	(31,307)	(730,168)	(681,240)	45,030
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,342)	(323,752)	(289,590)	31,600
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,403)	(522,243)	(438,052)	61,735
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(16,370)	(654,315)	(761,696)	(118,134)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Myers Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,380)	$ (28,595)	$ (29,573)	$ (1,222)
New Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,595)	(9,609)	(10,555)	(1,002)
NewMarket Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,167)	(402,401)	(425,932)	(41,083)
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	07/08/27	(31,402)	(511,374)	(571,516)	(65,517)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	01/05/26	(958)	(248,810)	(189,636)	56,792
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,828)	(766,683)	(885,660)	(127,907)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(51,555)	(268,388)	(299,535)	(32,564)
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(15,823)	(659,037)	(492,095)	154,917
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(3,950)	(641,212)	(275,473)	379,754
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,225)	(744,219)	(782,826)	(46,065)
Sigma Lithium Corp. (Canada)	USFF -9.830%	Weekly	MS	07/08/27	(20,695)	(634,193)	(778,546)	(152,291)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(15,689)	(960,750)	(957,029)	(27,055)
Southern Copper Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,497)	(440,748)	(495,396)	(73,420)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(56,038)	(810,556)	(847,295)	(42,189)
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(3,131)	(396,489)	(322,587)	63,976
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,120)	(20,293)	(20,541)	(361)
Trinseo PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(5,451)	(173,596)	(113,653)	57,248
Triple Flag Precious Metals Corp. (Canada)	USFF -9.380%	Weekly	MS	01/10/28	(8)	(121)	(120)	(6)
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,753)	(341,917)	(340,770)	(699)
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(41,292)	(1,249,618)	(1,258,167)	(15,122)
Worthington Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,032)	(511,087)	(583,919)	(92,436)
					(1,708,447)	(32,919,814)	(31,463,219)	1,111,673
Media & Entertainment
Advantage Solutions, Inc.	USFF -0.270%	Weekly	MS	01/07/27	(18,119)	(60,543)	(28,628)	31,610
Altice USA, Inc., Class A	USFF -0.252%	Weekly	MS	01/07/27	(203,379)	(963,776)	(695,556)	263,148
AMC Networks, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(9,656)	(295,328)	(169,752)	125,384
Angi, Inc.	USFF -1.274%	Weekly	MS	07/23/25	(144,679)	(1,661,170)	(328,421)	1,324,011
Cargurus, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(52,613)	(1,907,319)	(982,811)	922,716
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(173,716)	(3,231,986)	(1,620,770)	1,594,222
Gray Television, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(23,846)	(530,101)	(207,937)	322,661
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,961)	(1,776,170)	(875,188)	909,803
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(78,477)	$ (888,927)	$ (814,591)	$ 64,025
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(29,547)	(2,036,507)	(2,068,290)	(42,493)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/05/26	(15,757)	(999,166)	(930,766)	59,529
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(33,189)	(330,200)	(307,330)	21,128
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(125,830)	(3,150,537)	(3,431,384)	(302,041)
PubMatic, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,225)	(56,190)	(58,390)	(2,501)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,883)	(838,147)	(453,039)	380,790
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,939)	(184,638)	(169,013)	13,451
Shaw Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(183)	(5,468)	(5,474)	(350)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(37,455)	(1,263,119)	(419,871)	836,269
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(5,567)	(233,545)	(185,771)	42,541
WideOpenWest, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,237)	(272,204)	(151,339)	119,433
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(8,369)	(731,501)	(763,755)	(37,227)
					(1,007,627)	(21,416,542)	(14,668,076)	6,646,109
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(14,208)	(1,381,665)	(792,664)	599,984
Adaptive Biotechnologies Corp.	USFF -0.250%	Weekly	MS	07/23/25	(3,568)	(204,895)	(31,505)	172,353
Akero Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,488)	(520,558)	(439,531)	79,008
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,776)	(583,784)	(492,208)	88,501
Anavex Life Sciences Corp.	USFF -1.130%	Weekly	MS	01/10/28	(278)	(2,369)	(2,382)	(32)
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,173)	(221,611)	(275,251)	(72,835)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,897)	$ (500,368)	$ (454,584)	$ 43,147
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,314)	(399,641)	(344,878)	63,878
Avid Bioservices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,207)	(491,948)	(416,603)	71,184
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,578)	(669,334)	(695,090)	(29,280)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,165)	(533,610)	(558,058)	(29,373)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,647)	(418,458)	(418,951)	(2,698)
Bruker Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,242)	(171,865)	(176,759)	(5,804)
Cassava Sciences, Inc.	USFF -11.480%	Weekly	MS	01/10/28	(279)	(6,717)	(6,729)	(54)
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(28,601)	(2,743,221)	(1,879,372)	856,954
Cerevel Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,698)	(40,382)	(41,414)	(1,251)
Cogent Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,079)	(11,440)	(11,642)	(269)
Corcept Therapeutics, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(1,586)	(34,388)	(34,353)	(152)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(727)	(11,718)	(11,676)	(25)
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,184)	(152,044)	(196,416)	(46,874)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(33,510)	(404,747)	(307,957)	94,656
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,546)	(210,165)	(195,164)	13,890
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(104)	(2,362)	(2,396)	(53)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(151,746)	(1,512,459)	(1,426,412)	78,091
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(14,714)	(4,817,456)	(5,053,082)	(260,953)
Enanta Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(143)	(5,778)	(5,783)	(41)
Geron Corp.	USFF -0.250%	Weekly	MS	01/10/28	(30,545)	(71,036)	(66,283)	4,373
Ideaya Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,066)	(15,841)	(14,636)	1,115
IGM Biosciences, Inc.	USFF -0.730%	Weekly	MS	01/10/28	(26)	(384)	(357)	18
ImmunityBio, Inc.	USFF -7.080%	Weekly	MS	01/10/28	(586)	(1,098)	(1,067)	19
Inhibrx, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(51)	(966)	(962)	(8)
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,638)	(253,287)	(232,528)	19,421
Intra-Cellular Therapies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,957)	(413,154)	(430,872)	(21,751)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,450)	(550,590)	(552,183)	(4,493)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,337)	(324,855)	(176,993)	166,432
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(27,246)	$ (1,111,237)	$ (977,314)	$ 111,162
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(754)	(11,315)	(11,551)	(303)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,813)	(149,878)	(207,826)	(59,001)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,496)	(275,727)	(281,584)	(7,313)
Prometheus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(87)	(9,456)	(9,337)	63
RAPT Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,356)	(25,173)	(24,883)	151
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(578)	(470,925)	(474,925)	(6,482)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,808)	(80,514)	(79,188)	897
Replimune Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(203)	(3,577)	(3,585)	(33)
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,990)	(133,925)	(192,938)	(60,478)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(62,102)	(1,019,704)	(1,112,247)	(104,428)
SpringWorks Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,494)	(199,502)	(89,936)	108,511
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,908)	(411,223)	(467,657)	(63,161)
Twist Bioscience Corp.	USFF -0.250%	Weekly	MS	01/10/28	(236)	(3,615)	(3,559)	31
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,634)	(88,947)	(65,523)	22,950
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,746)	(365,248)	(327,800)	35,521
Ventyx Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,828)	(62,311)	(61,238)	739
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,687)	(127,303)	(119,237)	7,391
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,642)	(304,230)	(268,915)	33,709
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,708)	(163,768)	(168,499)	(5,599)
					(616,430)	(22,701,772)	(20,694,483)	1,891,405
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(4,538)	(122,434)	(122,299)	(515)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(7,301)	$ (575,097)	$ (565,243)	$ 6,824
Credo Technology Group Holding, Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(3,262)	(29,811)	(30,728)	(1,080)
Entegris, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,895)	(1,067,638)	(1,139,529)	(86,885)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,198)	(472,823)	(452,206)	18,037
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(9,845)	(307,690)	(322,325)	(16,559)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(36,986)	(1,227,215)	(1,208,333)	(70,099)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,035)	(424,996)	(427,519)	(4,852)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,271)	(357,275)	(358,134)	(2,744)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(25,562)	(2,115,972)	(2,265,304)	(176,314)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,081)	(503,916)	(534,398)	(33,138)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,488)	(538,311)	(549,144)	(14,135)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,948)	(510,055)	(703,754)	(201,507)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/06/26	(44,679)	(1,156,657)	(770,266)	380,256
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,055)	(326,660)	(328,443)	(3,837)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,462)	(1,895,176)	(1,946,037)	(60,110)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,400)	(167,416)	(179,064)	(12,535)
					(211,006)	(11,799,142)	(11,902,726)	(279,193)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(61,778)	(1,588,467)	(1,666,770)	(86,659)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(22,191)	(1,359,427)	(1,115,763)	236,436
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,185)	(14,515)	(15,002)	(569)
Altair Engineering, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,311)	(113,344)	(166,646)	(61,940)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,630)	(232,785)	(202,902)	29,083
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(10,747)	(408,491)	(476,952)	(70,778)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(92,237)	(2,477,142)	(1,452,733)	1,011,819
AvePoint, Inc.	USFF -0.837%	Weekly	MS	01/10/28	(1,413)	(5,750)	(5,822)	(108)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(12,291)	(504,661)	(528,390)	(26,388)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(27,477)	(347,011)	(245,644)	99,536
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,888)	$ (847,510)	$ (883,452)	$ (42,805)
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(35,369)	(2,087,380)	(2,035,840)	40,563
Blackbaud, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,376)	(336,415)	(372,557)	(38,190)
Braze, Inc., Class A	USFF -1.280%	Weekly	MS	07/08/27	(7,477)	(254,430)	(258,480)	(7,289)
CGI, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(427)	(39,930)	(41,107)	(1,394)
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,893)	(243,639)	(258,900)	(16,548)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(8,154)	(367,007)	(196,267)	168,805
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(18,499)	(1,331,854)	(1,344,137)	(27,211)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,295)	(155,029)	(157,718)	(3,510)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,536)	(2,100,936)	(1,791,547)	298,342
Everbridge, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,123)	(399,571)	(142,944)	260,108
Gitlab, Inc., Class A	USFF -0.630%	Weekly	MS	01/10/28	(13,109)	(453,509)	(449,508)	1,611
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/08/27	(2,280)	(418,074)	(373,943)	44,614
GoDaddy, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,550)	(534,810)	(509,066)	22,516
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,153)	(32,267)	(33,771)	(1,680)
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,105)	(1,762,956)	(1,830,132)	(76,442)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(19,965)	(682,804)	(387,720)	293,604
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(53,542)	(1,910,715)	(812,768)	1,087,902
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,106)	(619,035)	(309,345)	306,547
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(807)	(13,041)	(13,961)	(995)
Okta, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(264)	(63,665)	(22,767)	40,557
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(37,351)	(337,417)	(304,784)	30,810
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,368)	(185,369)	(206,936)	(23,468)
Qualtrics International, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,501)	(270,639)	(187,233)	81,977
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,105)	(214,515)	(142,551)	70,831
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(19,755)	(2,704,617)	(605,886)	2,086,366
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(11,391)	(484,125)	(546,085)	(72,577)
Smartsheet, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(3,628)	(247,838)	(173,418)	74,168
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,007)	(1,780,615)	(2,006,850)	(244,439)
Thoughtworks Holding, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,051)	(30,748)	(29,815)	765
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(80)	$ (28,122)	$ (28,371)	$ (404)
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,897)	(324,586)	(331,324)	(8,586)
VMware, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,614)	(440,880)	(451,208)	(12,652)
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(35,074)	(2,632,473)	(2,589,864)	28,766
					(643,000)	(31,388,114)	(25,706,879)	5,491,094
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(44,036)	(840,102)	(698,411)	131,644
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,298)	(1,611,715)	(1,896,482)	(314,435)
Avid Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,489)	(73,115)	(79,598)	(6,874)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(23,898)	(1,039,407)	(1,080,190)	(54,467)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,694)	(320,004)	(300,721)	12,490
Ciena Corp.	USFF -0.250%	Weekly	MS	07/08/27	(20,237)	(991,142)	(1,062,847)	(76,921)
Clearfield, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,136)	(287,663)	(239,235)	46,910
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(11,178)	(403,500)	(425,658)	(24,389)
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(99,117)	(1,316,964)	(631,375)	693,351
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,108)	(842,731)	(850,530)	(18,107)
Corsair Gaming, Inc.	USFF -0.580%	Weekly	MS	07/06/26	(8,167)	(207,429)	(149,864)	59,389
CTS Corp.	USFF -0.250%	Weekly	MS	01/10/28	(95)	(4,569)	(4,699)	(160)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(14,669)	(560,982)	(589,840)	(31,813)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(45,254)	(650,390)	(660,256)	(13,333)
Itron, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,804)	(359,048)	(377,282)	(20,128)
Jabil, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,162)	(180,071)	(190,602)	(11,484)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(78,332)	(2,437,342)	(2,696,187)	(285,001)
Knowles Corp.	USFF -0.250%	Weekly	MS	01/10/28	(257)	(4,338)	(4,369)	(60)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,533)	(1,259,459)	(1,162,997)	89,836
National Instruments Corp.	USFF -0.250%	Weekly	MS	07/23/25	(7,566)	(331,466)	(396,534)	(89,781)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(5,573)	(848,279)	(886,609)	(43,235)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,396)	(317,170)	(347,615)	(32,118)
PC Connection, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(269)	(11,587)	(12,094)	(574)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,828)	(509,829)	(568,638)	(61,991)
Rogers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,207)	(2,014,105)	(1,504,700)	482,105
ScanSource, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,426)	(43,618)	(43,407)	(25)
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/08/27	(10,809)	(179,610)	(178,673)	(205)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,060)	(436,579)	(392,967)	40,460
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,278)	(405,881)	(381,513)	22,228
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,842)	(240,047)	(200,219)	38,560
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(3,757)	$ (1,071,704)	$ (1,020,739)	$ 39,301
Viasat, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(35,210)	(1,570,894)	(1,191,506)	373,331
Vontier Corp.	USFF -0.250%	Weekly	MS	07/08/27	(39,720)	(813,877)	(1,085,945)	(285,804)
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(35,566)	(1,541,772)	(1,339,771)	193,891
					(615,971)	(23,726,389)	(22,652,073)	852,591
Telecommunication Services
ATN International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(232)	(9,250)	(9,493)	(344)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,470)	(406,038)	(412,268)	(11,486)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(85,094)	(2,205,130)	(1,937,590)	255,943
Globalstar, Inc.	USFF -0.278%	Weekly	MS	01/05/26	(247,964)	(408,197)	(287,638)	118,896
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,386)	(248,592)	(223,097)	24,809
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(8,044)	(382,158)	(372,920)	4,452
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(10,683)	(317,628)	(203,191)	52,185
					(373,873)	(3,976,993)	(3,446,197)	444,455
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(20,213)	(514,065)	(421,037)	90,320
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/08/27	(2,035)	(222,940)	(187,179)	36,963
Canadian Pacific Railway Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,329)	(336,012)	(333,073)	311
FedEx Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,661)	(1,006,818)	(1,064,992)	(65,922)
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,539)	(23,160)	(24,984)	(1,952)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,563)	(233,878)	(231,843)	404
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,905)	(731,349)	(673,585)	58,920
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(66,708)	(809,770)	(618,383)	187,125
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,619)	(169,939)	(156,276)	13,046
PAM Transportation Services, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3)	(87)	(86)	(6)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,020)	(266,565)	(199,973)	65,546
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(23,947)	(864,727)	(779,235)	76,630
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,218)	$ (347,048)	$ (332,469)	$ 12,439
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,773)	(345,577)	(299,705)	44,049
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(33,747)	(1,561,117)	(1,535,151)	13,223
					(219,280)	(7,433,052)	(6,857,971)	531,096
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(47,023)	(526,091)	(394,993)	99,905
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(10,928)	(608,466)	(583,555)	14,010
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,640)	(1,485,936)	(1,514,074)	(37,229)
American States Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,691)	(146,305)	(150,313)	(4,783)
Avangrid, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(4,578)	(238,080)	(182,571)	41,920
Avista Corp.	USFF -0.250%	Weekly	MS	07/06/26	(19,040)	(792,318)	(808,248)	(39,491)
Black Hills Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,469)	(393,633)	(345,094)	34,373
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,875)	(514,643)	(526,598)	(14,666)
Clearway Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/25	(6,784)	(179,567)	(203,724)	(45,939)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(18,102)	(1,229,287)	(1,111,101)	91,266
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(10,376)	(665,874)	(732,442)	(99,348)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,453)	(403,742)	(368,973)	27,216
Eversource Energy	USFF -0.250%	Weekly	MS	01/10/28	(4,972)	(385,754)	(389,109)	(8,085)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(22,392)	(891,676)	(897,024)	(12,722)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(10,262)	(479,719)	(436,443)	29,101
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,775)	(1,049,127)	(1,061,777)	(26,893)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(43,042)	(1,150,468)	(1,203,454)	(72,153)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/23/25	(14,850)	(747,835)	(706,266)	15,348
NorthWestern Corp.	USFF -0.250%	Weekly	MS	01/05/26	(13,293)	(770,783)	(769,133)	(37,216)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,151)	(850,117)	(862,428)	(16,785)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(11,889)	(482,747)	(447,740)	23,344
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,605)	(1,035,228)	(998,694)	13,753
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,193)	(438,907)	(440,211)	(3,845)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/05/26	(6,314)	(545,682)	(500,321)	5,246
Portland General Electric Co.	USFF -0.250%	Weekly	MS	01/07/27	(5,571)	(282,582)	(272,366)	(104)
Sempra Energy	USFF -0.250%	Weekly	MS	01/10/28	(13,347)	(1,965,290)	(2,017,533)	(76,539)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(17,504)	(1,227,680)	(1,093,125)	88,371
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(96)	(835)	(840)	(13)
Unitil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(122)	(6,823)	(6,959)	(178)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,568)	$ (994,151)	$ (1,001,741)	$ (21,541)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,392)	(539,659)	(565,956)	(34,867)
					(406,297)	(21,029,005)	(20,592,806)	(68,544)

Total Reference Entity — Short						(390,780,407)	(351,608,768)	35,047,159
Net Value of Reference Entity						$(259,094,524)	$(205,299,579)	$56,161,953

*	Includes $2,367,008 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS       Morgan Stanley
USFF  U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 49.7%
Automobiles & Components — 1.0%
BorgWarner, Inc.(a)	5,314	$ 260,971
Ford Motor Co.(a)	59,392	748,339
General Motors Co.(a)	23,214	851,490
Lear Corp.	299	41,707
Modine Manufacturing Co.*	707	16,296
Visteon Corp.(a)*	1,888	296,095
		2,214,898
Capital Goods — 5.7%
3M Co.	1,382	145,262
A. O. Smith Corp.	932	64,448
Advanced Drainage Systems, Inc.(a)	2,644	222,651
AGCO Corp.	42	5,678
AMETEK, Inc.	168	24,415
Armstrong World Industries, Inc.	249	17,739
Array Technologies, Inc.*	2,579	56,428
Atkore, Inc.*	393	55,209
Axon Enterprise, Inc.*	743	167,064
Blue Bird Corp.*	77	1,573
BlueLinx Holdings, Inc.*	31	2,107
Boise Cascade Co.	1,064	67,298
Builders FirstSource, Inc.(a)*	1,685	149,594
Carlisle Cos., Inc.	611	138,129
Carrier Global Corp.(a)	4,446	203,404
Caterpillar, Inc.	784	179,411
Chart Industries, Inc.(a)*	5,216	654,086
Comfort Systems USA, Inc.	570	83,197
Crane Holdings Co.	1,058	120,083
Cummins, Inc.(a)	486	116,096
Curtiss-Wright Corp.	329	57,990
Deere & Co.(a)	808	333,607
Donaldson Co., Inc.	56	3,659
Douglas Dynamics, Inc.	3	96
Dover Corp.	391	59,409
Eaton Corp. PLC (Ireland)	602	103,147
EMCOR Group, Inc.	270	43,899
Encore Wire Corp.(a)	3,994	740,208
Enerpac Tool Group Corp.	319	8,134
EnPro Industries, Inc.	513	53,296
Esab Corp.	71	4,194
Fortive Corp.(a)	2,443	166,539
Fortune Brands Innovations, Inc.(a)	4,539	266,575
General Dynamics Corp.	184	41,991
General Electric Co.(a)	4,925	470,830
GMS, Inc.*	430	24,893
Griffon Corp.	2,678	85,723
Hillman Solutions Corp.*	3,875	32,627
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.	1,009	$ 192,840
Howmet Aerospace, Inc.(a)	6,321	267,821
Hubbell, Inc.(a)	751	182,726
Huntington Ingalls Industries, Inc.	37	7,660
Illinois Tool Works, Inc.(a)	1,108	269,743
Ingersoll Rand, Inc.(a)	5,996	348,847
Janus International Group, Inc.*	310	3,057
Kaman Corp.	169	3,863
Lockheed Martin Corp.(a)	1,098	519,058
Manitowoc Co., Inc. (The)*	35	598
Masco Corp.	3,803	189,085
Mueller Industries, Inc.(a)	7,123	523,398
Nordson Corp.(a)	294	65,344
nVent Electric PLC (Ireland)	4,507	193,531
Otis Worldwide Corp.(a)	2,588	218,427
Owens Corning	2,579	247,068
Pentair PLC (Ireland)	1,249	69,032
Quanta Services, Inc.	184	30,662
RBC Bearings, Inc.*	693	161,282
Regal Rexnord Corp.	828	116,524
Shoals Technologies Group, Inc., Class A*	9,134	208,164
Simpson Manufacturing Co., Inc.	527	57,780
Snap-on, Inc.	574	141,715
Sterling Infrastructure, Inc.*	861	32,615
Terex Corp.	4,585	221,822
Textron, Inc.(a)	9,310	657,565
Thermon Group Holdings, Inc.*	515	12,834
Timken Co. (The)	763	62,352
Titan International, Inc.*	116	1,216
Toro Co. (The)	70	7,781
Trane Technologies PLC (Ireland)	1,321	243,038
TransDigm Group, Inc.(a)	391	288,187
UFP Industries, Inc.	2,408	191,364
United Rentals, Inc.(a)	498	197,088
Univar Solutions, Inc.*	973	34,084
Valmont Industries, Inc.	380	121,326
Veritiv Corp.(a)	2,136	288,659
Wabash National Corp.	3,990	98,114
Watsco, Inc.	115	36,588
Watts Water Technologies, Inc., Class A	973	163,775
Westinghouse Air Brake Technologies Corp.	715	72,258
WillScot Mobile Mini Holdings Corp.*	979	45,896

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.(a)	1,067	$ 734,960
Xylem, Inc.(a)	3,921	410,529
		12,910,965
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.(a)	1,827	406,745
Brady Corp., Class A	32	1,719
Broadridge Financial Solutions, Inc.	1,155	169,288
CACI International, Inc., Class A*	26	7,703
CBIZ, Inc.*	4	198
Cintas Corp.	123	56,910
Clarivate PLC (Jersey)*	6,821	64,049
Clean Harbors, Inc.*	970	138,283
Concentrix Corp.	288	35,006
Copart, Inc.(a)*	4,710	354,239
Heidrick & Struggles International, Inc.	29	881
HireRight Holdings Corp.*	34	361
Insperity, Inc.	776	94,323
Korn Ferry	1,257	65,037
Leidos Holdings, Inc.	1,459	134,316
Paychex, Inc.(a)	1,805	206,835
Republic Services, Inc.	1,477	199,720
Ritchie Bros Auctioneers, Inc. (Canada)	1,000	56,290
Robert Half International, Inc.	192	15,470
Rollins, Inc.	5,423	203,525
Science Applications International Corp.	792	85,108
Sterling Check Corp.*	32	357
Tetra Tech, Inc.(a)	392	57,589
Thomson Reuters Corp. (Canada)	1,700	221,204
TransUnion	1,209	75,127
Verisk Analytics, Inc.(a)	1,336	256,325
Waste Management, Inc.(a)	659	107,529
		3,014,137
Consumer Discretionary Distribution & Retail — 1.9%
Amazon.com, Inc.(a)*	2,826	291,898
Arhaus, Inc.*	837	6,939
Bath & Body Works, Inc.(a)	8,869	324,428
Best Buy Co., Inc.	3	235
Buckle, Inc. (The)	2,258	80,588
Burlington Stores, Inc.*	265	53,557
CarMax, Inc.*	1,037	66,658
Chico's FAS, Inc.*	1,683	9,257
eBay, Inc.(a)	3,741	165,988
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Etsy, Inc.(a)*	4,026	$ 448,215
Genuine Parts Co.	652	109,086
Group 1 Automotive, Inc.	363	82,190
Home Depot, Inc. (The)(a)	344	101,521
LKQ Corp.(a)	6,136	348,279
Lowe's Cos., Inc.(a)	3,378	675,499
Monro, Inc.	7	346
ODP Corp. (The)*	3,334	149,963
O'Reilly Automotive, Inc.*	97	82,351
Overstock.com, Inc.(a)*	3,394	68,796
Pool Corp.	87	29,792
Ross Stores, Inc.(a)	6,616	702,156
Signet Jewelers Ltd. (Bermuda)	879	68,369
TJX Cos., Inc. (The)	569	44,587
Ulta Beauty, Inc.(a)*	366	199,715
Urban Outfitters, Inc.*	8,273	229,328
Warby Parker, Inc., Class A*	5,592	59,219
		4,398,960
Consumer Durables & Apparel — 1.8%
Capri Holdings Ltd. (British Virgin Islands)*	653	30,691
Cavco Industries, Inc.*	683	217,016
Cricut, Inc., Class A	45	459
Crocs, Inc.*	363	45,898
DR Horton, Inc.	2,218	216,676
Garmin Ltd. (Switzerland)	1,317	132,912
GoPro, Inc., Class A*	11,886	59,787
Hasbro, Inc.(a)	7,551	405,413
Installed Building Products, Inc.	352	40,139
Kontoor Brands, Inc.	94	4,549
Malibu Boats, Inc., Class A*	659	37,201
Mohawk Industries, Inc.*	800	80,176
NIKE, Inc., Class B(a)	5,475	671,454
NVR, Inc.*	43	239,604
Peloton Interactive, Inc., Class A*	15,674	177,743
Polaris, Inc.	1,910	211,303
PulteGroup, Inc.	3,051	177,812
Skyline Champion Corp.*	2,334	175,587
Sonos, Inc.*	2,060	40,417
Steven Madden Ltd.	4,018	144,648
Tapestry, Inc.(a)	18,971	817,840
Under Armour, Inc., Class C*	6,165	52,587
Vista Outdoor, Inc.*	3,937	109,094
Whirlpool Corp.	459	60,597
		4,149,603

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.7%
Adtalem Global Education, Inc.*	31	$ 1,197
Booking Holdings, Inc.*	68	180,364
Bright Horizons Family Solutions, Inc.*	764	58,820
Caesars Entertainment, Inc.(a)*	12,240	597,434
Darden Restaurants, Inc.	811	125,835
Denny's Corp.*	930	10,379
Duolingo, Inc.*	37	5,276
Expedia Group, Inc.(a)*	1,276	123,810
Grand Canyon Education, Inc.*	479	54,558
Marriott International, Inc., Class A(a)	1,332	221,165
McDonald's Corp.(a)	2,065	577,395
MGM Resorts International(a)	7,612	338,125
Monarch Casino & Resort, Inc.	114	8,453
Perdoceo Education Corp.*	23	309
Rover Group, Inc.*	106	480
Six Flags Entertainment Corp.*	1,053	28,126
Starbucks Corp.(a)	6,844	712,666
Wendy's Co. (The)	3,254	70,872
Wingstop, Inc.	682	125,202
Wyndham Hotels & Resorts, Inc.	71	4,817
Yum! Brands, Inc.(a)	3,838	506,923
		3,752,206
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	757	163,860
Costco Wholesale Corp.(a)	1,171	581,835
Dollar Tree, Inc.(a)*	1,104	158,479
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Kroger Co. (The)	536	26,462
Performance Food Group Co.*	610	36,807
Sprouts Farmers Market, Inc.*	899	31,492
US Foods Holding Corp.(a)*	12,802	472,906
Walgreens Boots Alliance, Inc.	1,586	54,844
Walmart, Inc.(a)	6,879	1,014,309
		2,540,994
Energy — 3.0%
Antero Resources Corp.*	8,293	191,485
APA Corp.	2,425	87,445
Arch Resources, Inc.	862	113,318
Baker Hughes Co.	5,764	166,349
Canadian Natural Resources Ltd. (Canada)	472	26,125
Cheniere Energy, Inc.	1,924	303,222
Chevron Corp.(a)	1,767	288,304
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Comstock Resources, Inc.	1,403	$ 15,138
ConocoPhillips	1,300	128,973
CONSOL Energy, Inc.	1,502	87,522
Coterra Energy, Inc.	9,244	226,848
Crescent Point Energy Corp. (Canada)	11,881	83,880
CVR Energy, Inc.	141	4,622
Denbury, Inc.*	798	69,929
DHT Holdings, Inc. (Marshall Islands)	30,152	325,943
Dorian LPG Ltd. (Marshall Islands)	3,120	62,213
Enbridge, Inc. (Canada)	1,717	65,504
Enerplus Corp. (Canada)	10,137	146,074
EOG Resources, Inc.	639	73,249
EQT Corp.(a)	3,924	125,215
Equitrans Midstream Corp.	4,674	27,016
Expro Group Holdings N. V. (Netherlands)*	192	3,525
Exxon Mobil Corp.(a)	7,230	792,842
FLEX LNG Ltd. (Bermuda)	161	5,406
Gulfport Energy Corp.*	286	22,880
Helmerich & Payne, Inc.	2,324	83,083
Hess Corp.	853	112,886
HF Sinclair Corp.	2,350	113,693
Kinder Morgan, Inc.(a)	18,914	331,184
Kosmos Energy Ltd.*	26,391	196,349
Marathon Petroleum Corp.	1,663	224,222
Murphy Oil Corp.	3,938	145,627
Nabors Industries Ltd. (Bermuda)*	1,489	181,524
NexTier Oilfield Solutions, Inc.*	9,453	75,151
Nordic American Tankers Ltd. (Bermuda)	1,316	5,211
Occidental Petroleum Corp.(a)	6,244	389,813
Patterson-UTI Energy, Inc.	2,212	25,880
Pembina Pipeline Corp. (Canada)	2,984	96,682
Phillips 66	41	4,157
Range Resources Corp.(a)	12,895	341,331
RPC, Inc.	3,849	29,599
Southwestern Energy Co.(a)*	96,197	480,985
TechnipFMC PLC (United Kingdom)*	8,492	115,916
US Silica Holdings, Inc.*	14,364	171,506
Valaris Ltd. (Bermuda)*	410	26,675
Valero Energy Corp.	302	42,159
Weatherford International PLC (Ireland)*	3,254	193,125
		6,829,785

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — 1.5%
Affiliated Managers Group, Inc.	497	$ 70,783
Berkshire Hathaway, Inc., Class B(a)*	3,383	1,044,569
BlackRock, Inc.	8	5,353
Cboe Global Markets, Inc.	23	3,087
CME Group, Inc.	66	12,640
Federated Hermes, Inc.	631	25,328
Franklin Resources, Inc.(a)	13,119	353,426
Intercontinental Exchange, Inc.(a)	7,024	732,533
Janus Henderson Group PLC (Jersey)	2,595	69,131
MarketAxess Holdings, Inc.	313	122,474
Nasdaq, Inc.(a)	4,828	263,947
Open Lending Corp., Class A*	9,580	67,443
T Rowe Price Group, Inc.(a)	4,773	538,872
		3,309,586
Food, Beverage & Tobacco — 1.7%
Altria Group, Inc.(a)	10,938	488,053
Archer-Daniels-Midland Co.	435	34,652
Bunge Ltd. (Bermuda)	357	34,101
Cal-Maine Foods, Inc.	274	16,684
Campbell Soup Co.	798	43,874
Celsius Holdings, Inc.*	1,914	177,887
Coca-Cola Co. (The)(a)	9,920	615,337
Constellation Brands, Inc., Class A	832	187,940
Dole PLC (Ireland)	485	5,694
Duckhorn Portfolio, Inc. (The)*	822	13,070
General Mills, Inc.(a)	3,560	304,238
J M Smucker Co. (The)	272	42,805
John B Sanfilippo & Son, Inc.	12	1,163
Kellogg Co.	1,684	112,761
Keurig Dr Pepper, Inc.(a)	17,289	609,956
Kraft Heinz Co. (The)	5,785	223,706
Lamb Weston Holdings, Inc.(a)	1,938	202,560
MGP Ingredients, Inc.	347	33,562
Molson Coors Beverage Co., Class B	1,195	61,758
PepsiCo, Inc.(a)	2,034	370,798
Philip Morris International, Inc.(a)	2,970	288,832
Pilgrim's Pride Corp.*	876	20,306
Primo Water Corp. (Canada)	2,743	42,105
Vector Group Ltd.	27	324
		3,932,166
Health Care Equipment & Services — 3.7%
Abbott Laboratories	203	20,556
Addus HomeCare Corp.*	21	2,242
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Amedisys, Inc.*	268	$ 19,711
Apollo Medical Holdings, Inc.*	794	28,957
Axonics, Inc.*	2,448	133,563
Cardinal Health, Inc.(a)	2,478	187,089
Centene Corp.*	692	43,741
Cigna Group (The)(a)	665	169,927
Community Health Systems, Inc.*	334	1,637
Cooper Cos., Inc. (The)	114	42,563
CVS Health Corp.(a)	4,187	311,136
DaVita, Inc.*	159	12,897
DENTSPLY SIRONA, Inc.	2,367	92,976
Dexcom, Inc.(a)*	2,745	318,914
Edwards Lifesciences Corp.(a)*	6,850	566,701
Elevance Health, Inc.	283	130,126
Embecta Corp.	24	675
Enovis Corp.(a)*	5,873	314,147
Ensign Group, Inc. (The)	262	25,032
Fulgent Genetics, Inc.*	5,080	158,598
GE HealthCare Technologies, Inc.(a)*	4,705	385,951
HCA Healthcare, Inc.(a)	1,627	429,007
Hims & Hers Health, Inc.*	4,525	44,888
Hologic, Inc.(a)*	2,983	240,728
Humana, Inc.(a)	1,101	534,491
IDEXX Laboratories, Inc.(a)*	726	363,058
Inspire Medical Systems, Inc.(a)*	815	190,767
Insulet Corp.(a)*	539	171,919
Integra LifeSciences Holdings Corp.*	1,131	64,931
iRhythm Technologies, Inc.*	1,274	158,014
Lantheus Holdings, Inc.(a)*	5,875	485,040
McKesson Corp.	137	48,779
Medtronic PLC (Ireland)	5,537	446,393
Molina Healthcare, Inc.(a)*	1,451	388,128
NextGen Healthcare, Inc.*	191	3,325
Shockwave Medical, Inc.(a)*	1,483	321,559
Stryker Corp.	121	34,542
TransMedics Group, Inc.*	2,236	169,332
UFP Technologies, Inc.*	182	23,631
UnitedHealth Group, Inc.(a)	761	359,641
Universal Health Services, Inc., Class B	324	41,180
Veradigm, Inc.(a)*	20,890	272,615
Zimmer Biomet Holdings, Inc.(a)	4,240	547,808
		8,306,915
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	290	25,639
elf Beauty, Inc.(a)*	8,344	687,128

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.(a)	5,468	$ 733,915
Olaplex Holdings, Inc.*	7,046	30,086
Procter & Gamble Co. (The)(a)	4,529	673,417
Spectrum Brands Holdings, Inc.	1,276	84,497
		2,234,682
Materials — 2.9%
AdvanSix, Inc.	982	37,581
Albemarle Corp.	416	91,953
Alpha Metallurgical Resources, Inc.	1,170	182,520
American Vanguard Corp.	3	66
ATI, Inc.*	886	34,962
Avient Corp.	263	10,825
Ball Corp.	1,127	62,109
CF Industries Holdings, Inc.	158	11,453
Commercial Metals Co.	1,169	57,164
Dow, Inc.	2,809	153,989
DuPont de Nemours, Inc.(a)	8,015	575,237
Eastman Chemical Co.(a)	1,459	123,052
Ecolab, Inc.	691	114,381
FMC Corp.	573	69,980
Franco-Nevada Corp. (Canada)	1,975	287,955
Freeport-McMoRan, Inc.(a)	8,309	339,921
Graphic Packaging Holding Co.	6,522	166,246
Greif, Inc., Class A	112	7,097
Hudbay Minerals, Inc. (Canada)	16,823	88,321
Innospec, Inc.	103	10,575
International Paper Co.(a)	7,617	274,669
Linde PLC (Ireland)	1,665	591,808
Livent Corp.*	6,512	141,441
LSB Industries, Inc.*	2,016	20,825
Martin Marietta Materials, Inc.(a)	788	279,787
Mosaic Co. (The)	4,472	205,175
MP Materials Corp.(a)*	1,741	49,079
Newmont Corp.(a)	6,032	295,689
Nucor Corp.(a)	2,287	353,273
Nutrien Ltd. (Canada)	399	29,466
Olin Corp.(a)	5,057	280,663
Packaging Corp. of America	996	138,275
Pactiv Evergreen, Inc.	103	824
Perimeter Solutions SA (Luxembourg)*	1,021	8,250
Reliance Steel & Aluminum Co.	386	99,102
Sealed Air Corp.	3,415	156,783
Silgan Holdings, Inc.	3,432	184,195
SilverCrest Metals, Inc. (Canada)*	92	657
Steel Dynamics, Inc.(a)	2,959	334,545
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sylvamo Corp.	997	$ 46,121
Teck Resources Ltd., Class B (Canada)	2,643	96,469
Westlake Corp.	693	80,374
Wheaton Precious Metals Corp. (Canada)	10,772	518,779
		6,611,636
Media & Entertainment — 3.6%
Activision Blizzard, Inc.	14	1,198
Alphabet, Inc., Class A(a)*	9,656	1,001,617
Bumble, Inc., Class A*	2,519	49,247
Cable One, Inc.	27	18,954
Charter Communications, Inc., Class A(a)*	366	130,885
Cinemark Holdings, Inc.(a)*	13,932	206,054
Comcast Corp., Class A(a)	8,237	312,265
Fox Corp., Class A	119	4,052
Interpublic Group of Cos., Inc. (The)	5,126	190,892
Match Group, Inc.(a)*	9,513	365,204
Meta Platforms, Inc., Class A(a)*	9,617	2,038,227
Netflix, Inc.(a)*	5,446	1,881,484
New York Times Co. (The), Class A	549	21,345
News Corp., Class A	5,891	101,738
Omnicom Group, Inc.(a)	4,507	425,190
Paramount Global, Class B	3,066	68,403
Shutterstock, Inc.	1,540	111,804
Sirius XM Holdings, Inc.(a)	69,189	274,680
Stagwell, Inc.*	536	3,977
Trade Desk, Inc. (The), Class A(a)*	5,162	314,417
TripAdvisor, Inc.(a)*	16,351	324,731
Walt Disney Co. (The)*	858	85,912
ZipRecruiter, Inc., Class A*	5,503	87,718
ZoomInfo Technologies, Inc.*	6,589	162,814
		8,182,808
Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
AbCellera Biologics, Inc. (Canada)*	379	2,858
Agilent Technologies, Inc.	8	1,107
Ardelyx, Inc.*	2,348	11,247
Biogen, Inc.*	555	154,307
Bristol-Myers Squibb Co.(a)	4,963	343,985
Catalyst Pharmaceuticals, Inc.*	5,814	96,396
Charles River Laboratories International, Inc.*	266	53,684
Collegium Pharmaceutical, Inc.*	583	13,986
Dynavax Technologies Corp.*	331	3,247

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
FibroGen, Inc.*	404	$ 7,539
Gilead Sciences, Inc.	2,470	204,936
Halozyme Therapeutics, Inc.*	1,111	42,429
Harmony Biosciences Holdings, Inc.*	1,786	58,313
Illumina, Inc.(a)*	1,408	327,430
Incyte Corp.*	1,339	96,770
IQVIA Holdings, Inc.(a)*	1,062	211,221
Ironwood Pharmaceuticals, Inc.*	5,571	58,607
Jazz Pharmaceuticals PLC (Ireland)*	2,207	322,950
Johnson & Johnson(a)	5,773	894,815
Ligand Pharmaceuticals, Inc.*	218	16,036
Maravai LifeSciences Holdings, Inc., Class A*	8,150	114,181
Medpace Holdings, Inc.*	790	148,559
Merck & Co., Inc.(a)	9,069	964,851
Mettler-Toledo International, Inc.(a)*	308	471,305
Moderna, Inc.(a)*	5,410	830,868
Organon & Co.	3,558	83,684
PerkinElmer, Inc.(a)	1,623	216,281
Pfizer, Inc.(a)	24,683	1,007,066
Provention Bio, Inc.*	3,100	74,710
QIAGEN N. V. (Netherlands)*	1,632	74,958
TG Therapeutics, Inc.(a)*	18,420	277,037
Theravance Biopharma, Inc. (Cayman Islands)*	718	7,790
United Therapeutics Corp.*	1,227	274,799
Viatris, Inc.(a)	39,777	382,655
West Pharmaceutical Services, Inc.(a)	1,214	420,615
Zoetis, Inc.	1,012	168,437
		8,439,659
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.(a)	929	114,109
Axcelis Technologies, Inc.(a)*	4,012	534,599
Broadcom, Inc.(a)	424	272,013
Cirrus Logic, Inc.*	1,988	217,447
Cohu, Inc.*	1,084	41,615
Diodes, Inc.*	1,866	173,090
Enphase Energy, Inc.*	495	104,089
First Solar, Inc.(a)*	4,290	933,075
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	1,790	129,202
Impinj, Inc.*	10	1,355
indie Semiconductor, Inc., Class A*	189	1,994
KLA Corp.	509	203,178
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lam Research Corp.(a)	1,763	$ 934,602
Lattice Semiconductor Corp.(a)*	3,677	351,153
MaxLinear, Inc.*	2,114	74,434
Microchip Technology, Inc.(a)	10,601	888,152
Monolithic Power Systems, Inc.	418	209,226
NVIDIA Corp.	1,082	300,547
NXP Semiconductors N. V. (Netherlands)	5,104	951,768
ON Semiconductor Corp.(a)*	10,264	844,932
Onto Innovation, Inc.*	486	42,710
PDF Solutions, Inc.*	284	12,042
Photronics, Inc.*	1,379	22,864
Qorvo, Inc.(a)*	2,799	284,294
QUALCOMM, Inc.(a)	2,489	317,547
Rambus, Inc.(a)*	5,737	294,079
Semtech Corp.*	3,444	83,138
Skyworks Solutions, Inc.(a)	4,592	541,764
Synaptics, Inc.(a)*	803	89,253
Veeco Instruments, Inc.*	1,048	22,144
		8,990,415
Software & Services — 4.4%
Accenture PLC, Class A (Ireland)	452	129,186
Adeia, Inc.	72	638
Adobe, Inc.(a)*	1,885	726,422
Akamai Technologies, Inc.*	671	52,539
ANSYS, Inc.*	272	90,522
Asana, Inc., Class A*	4,663	98,529
Box, Inc., Class A*	1,778	47,633
Ceridian HCM Holding, Inc.*	2,013	147,392
CommVault Systems, Inc.*	53	3,007
Cvent Holding Corp.*	214	1,789
Descartes Systems Group, Inc. (The) (Canada)*	807	65,052
Digital Turbine, Inc.*	2,810	34,732
DigitalOcean Holdings, Inc.*	1,480	57,972
Docebo, Inc. (Canada)*	27	1,100
DocuSign, Inc.(a)*	665	38,770
Dropbox, Inc., Class A*	1,402	30,311
DXC Technology Co.(a)*	8,592	219,612
Elastic N. V. (Netherlands)*	105	6,080
Enfusion, Inc., Class A*	389	4,085
Fair Isaac Corp.*	131	92,052
Fortinet, Inc.(a)*	9,842	654,099
Gartner, Inc.(a)*	1,124	366,166
Gen Digital, Inc.	4,169	71,540

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Guidewire Software, Inc.*	1,818	$ 149,167
HubSpot, Inc.*	62	26,583
Informatica, Inc., Class A*	36	590
Intapp, Inc.*	123	5,515
InterDigital, Inc.	2,598	189,394
International Business Machines Corp.(a)	2,113	276,993
Microsoft Corp.(a)	5,751	1,658,013
MongoDB, Inc.(a)*	102	23,778
NCR Corp.*	3,588	84,641
New Relic, Inc.*	2,826	212,770
Nutanix, Inc., Class A*	6,331	164,543
Okta, Inc.*	575	49,588
Oracle Corp.(a)	8,258	767,333
PagerDuty, Inc.*	4,112	143,838
Palo Alto Networks, Inc.(a)*	1,341	267,851
PowerSchool Holdings, Inc., Class A*	1,900	37,658
Qualys, Inc.*	465	60,459
Roper Technologies, Inc.	28	12,339
Salesforce, Inc.(a)*	3,755	750,174
Samsara, Inc., Class A*	2,576	50,799
SentinelOne, Inc., Class A*	2,464	40,311
ServiceNow, Inc.(a)*	2,179	1,012,625
SolarWinds Corp.*	120	1,032
Splunk, Inc.(a)*	6,179	592,443
Sprinklr, Inc., Class A*	123	1,594
SPS Commerce, Inc.*	118	17,971
Squarespace, Inc., Class A*	2,177	69,163
Tenable Holdings, Inc.*	99	4,704
Varonis Systems, Inc.*	1,298	33,761
VeriSign, Inc.*	1,010	213,443
Yext, Inc.*	2,658	25,543
Zeta Global Holdings Corp., Class A*	1,318	14,274
Zuora, Inc., Class A*	4,397	43,442
		9,941,560
Technology Hardware & Equipment — 2.9%
Amphenol Corp., Class A(a)	3,867	316,011
Apple, Inc.(a)	5,559	916,679
Badger Meter, Inc.	257	31,308
CDW Corp.(a)	2,314	450,976
Cisco Systems, Inc.(a)	10,444	545,960
Digi International, Inc.*	206	6,938
Extreme Networks, Inc.*	6,537	124,987
F5, Inc.(a)*	2,458	358,106
Fabrinet (Cayman Islands)*	179	21,258
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.(a)	28,247	$ 449,975
HP, Inc.(a)	9,087	266,703
Infinera Corp.*	9,520	73,875
IonQ, Inc.*	24,250	149,138
IPG Photonics Corp.*	758	93,469
Keysight Technologies, Inc.*	569	91,882
Methode Electronics, Inc.	151	6,626
Mirion Technologies, Inc.*	1,558	13,305
Motorola Solutions, Inc.(a)	1,595	456,377
NetApp, Inc.(a)	5,220	333,297
NetScout Systems, Inc.*	2,144	61,426
Pure Storage, Inc., Class A*	6,079	155,075
Sanmina Corp.*	483	29,458
Seagate Technology Holdings PLC (Ireland)	3,672	242,793
Super Micro Computer, Inc.(a)*	5,480	583,894
TE Connectivity Ltd. (Switzerland)	1,285	168,528
Teledyne Technologies, Inc.(a)*	508	227,259
Viavi Solutions, Inc.*	4,389	47,533
Vishay Intertechnology, Inc.	2,137	48,339
Zebra Technologies Corp., Class A(a)*	864	274,752
		6,545,927
Telecommunication Services — 0.6%
AT&T, Inc.(a)	25,562	492,069
EchoStar Corp., Class A*	6,289	115,026
Iridium Communications, Inc.	815	50,473
Lumen Technologies, Inc.	50,965	135,057
TELUS Corp. (Canada)	466	9,255
T-Mobile US, Inc.*	1,524	220,736
United States Cellular Corp.*	425	8,810
Verizon Communications, Inc.(a)	10,499	408,306
		1,439,732
Transportation — 1.3%
CH Robinson Worldwide, Inc.	648	64,392
CSX Corp.(a)	5,209	155,958
Expeditors International of Washington, Inc.(a)	4,753	523,400
Forward Air Corp.	18	1,940
Hub Group, Inc., Class A*	501	42,054
Kirby Corp.*	540	37,638
Landstar System, Inc.(a)	1,619	290,222
Marten Transport Ltd.	334	6,997
Norfolk Southern Corp.(a)	1,264	267,968
Old Dominion Freight Line, Inc.(a)	1,159	395,034

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
RXO, Inc.*	1,163	$ 22,841
Ryder System, Inc.	1,789	159,650
Schneider National, Inc., Class B	1,839	49,193
TFI International, Inc. (Canada)	430	51,295
Uber Technologies, Inc.*	1,764	55,919
Union Pacific Corp.(a)	1,644	330,871
United Parcel Service, Inc., Class B(a)	1,390	269,646
XPO, Inc.*	3,604	114,968
		2,839,986
Utilities — 0.9%
AES Corp. (The)	66	1,589
American Water Works Co., Inc.	62	9,082
Atmos Energy Corp.	32	3,596
Chesapeake Utilities Corp.	13	1,664
Constellation Energy Corp.(a)	4,659	365,732
Dominion Energy, Inc.	1,262	70,558
Entergy Corp.	1,469	158,270
Evergy, Inc.	43	2,628
Exelon Corp.(a)	15,399	645,064
Montauk Renewables, Inc.*	249	1,960
National Fuel Gas Co.	1,682	97,119
Otter Tail Corp.	26	1,879
PNM Resources, Inc.	589	28,673
Public Service Enterprise Group, Inc.(a)	11,560	721,922
SJW Group	242	18,423
		2,128,159
TOTAL COMMON STOCKS (Cost $100,043,325)		112,714,779
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 45.4%
Gotham 1000 Value ETF	2,590,000	49,002,800
Gotham Enhanced 500 ETF	2,400,000	53,856,000
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $98,334,324)		102,858,800
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust	514	$ 210,427
TOTAL EXCHANGE TRADED FUNDS (Cost $201,668)		210,427

TOTAL INVESTMENTS - 95.2% (Cost $198,579,317)		215,784,006
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		10,969,622
NET ASSETS - 100.0%		$ 226,753,628

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents 3.9% of net assets as of March 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	07/08/27	471	$ 43,637	$ 52,841	$ 9,931
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,355	548,742	606,754	70,629
Ford Motor Co.	USFF +0.250%	Weekly	MS	11/03/25	55,555	642,985	699,993	123,117
General Motors Co.	USFF +0.250%	Weekly	MS	11/03/25	20,714	829,066	759,790	(52,294)
Lear Corp.	USFF +0.250%	Weekly	MS	07/08/27	900	122,217	125,541	6,236
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	3,109	68,735	71,662	4,059
Visteon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,628	261,646	255,319	(2,086)
					94,732	2,517,028	2,571,900	159,592
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	08/27/24	9,097	1,165,481	956,186	(169,429)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,269	122,143	156,901	37,930
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,210	206,346	186,104	(18,253)
AGCO Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,616	214,129	218,483	7,929
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,852	688,978	705,141	28,137
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,016	142,162	144,404	4,874
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,068	73,631	76,084	3,663
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,240	224,278	245,931	25,292
Atkore, Inc.	USFF +0.250%	Weekly	MS	08/27/24	467	38,399	65,604	27,847
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,864	1,273,605	1,318,520	65,469
Blue Bird Corp.	USFF +0.250%	Weekly	MS	01/10/28	433	8,916	8,846	97
BlueLinx Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	107	7,304	7,272	108
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	5,316	1,099,732	1,129,278	48,069
Boise Cascade Co.	USFF +0.250%	Weekly	MS	08/27/24	1,789	108,579	113,154	14,218
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,955	259,151	351,125	96,245
CAE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,562	53,420	57,978	5,474
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,704	409,699	385,223	(17,484)
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/07/27	8,067	319,167	369,065	57,378
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,627	1,101,405	1,058,843	(22,239)
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,353	670,591	671,266	11,508
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	709	100,937	103,486	4,236
Crane Holdings Co.	USFF +0.250%	Weekly	MS	07/08/27	3,103	349,398	352,191	9,911
Cummins, Inc.	USFF +0.250%	Weekly	MS	08/27/24	331	65,520	79,069	17,308
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	609	103,064	107,342	6,084
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	942	356,365	388,933	41,061
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,027	182,611	197,784	19,262
Dover Corp.	USFF +0.250%	Weekly	MS	07/08/27	380	48,799	57,737	10,779
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,177	$199,633	$201,667	$ 5,747
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,263	334,796	367,941	39,086
Encore Wire Corp.	USFF +0.250%	Weekly	MS	07/06/26	3,315	380,724	614,369	241,540
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,323	134,851	135,737	3,082
EnPro Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	739	81,710	76,775	(3,446)
Esab Corp.	USFF +0.250%	Weekly	MS	01/10/28	57	3,338	3,367	166
Fortive Corp.	USFF +0.250%	Weekly	MS	01/07/27	4,005	243,592	273,021	33,780
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,738	454,265	454,453	8,288
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	157	34,956	35,829	1,460
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	6,009	360,796	574,460	220,016
GMS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	482	26,070	27,903	2,276
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,509	166,288	144,333	(19,007)
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,154	34,317	34,977	1,236
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,610	319,373	307,703	(4,442)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,259	228,944	265,194	40,391
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	632	123,499	153,772	34,285
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30	6,208	6,211	126
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,240	275,714	301,878	33,051
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,297	469,592	482,719	20,352
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	261	2,629	2,573	10
Kaman Corp.	USFF +0.250%	Weekly	MS	01/10/28	179	3,983	4,092	211
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,358	553,389	641,967	113,064
Manitowoc Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	70	1,185	1,196	54
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,978	145,004	148,066	6,297
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,853	330,375	430,078	111,369
Nordson Corp.	USFF +0.250%	Weekly	MS	01/05/26	281	55,785	62,455	9,080
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	5,474	227,252	235,054	11,781
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,315	176,231	195,386	22,528
Owens Corning	USFF +0.250%	Weekly	MS	01/10/28	2,382	235,779	228,196	(2,855)
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,848	259,153	281,674	28,558
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,069	42,718	59,084	17,428
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,517	371,517	419,433	54,020
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	616	142,556	143,362	3,127
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/10/28	678	94,186	95,415	2,864
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,192	91,158	81,576	(9,485)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	8,758	$ 193,824	$ 199,595	$ 8,919
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	492	47,218	53,943	7,593
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	473	115,606	116,779	3,326
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	757	29,441	28,675	(268)
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,097	261,744	246,593	(10,158)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	8,110	515,737	572,809	65,902
Thermon Group Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	416	10,709	10,367	(147)
Timken Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	631	52,271	51,565	278
Titan International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	65	684	681	31
Toro Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	58	6,379	6,447	195
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,080	192,279	198,698	9,751
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	318	232,755	234,382	5,402
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,053	160,185	163,152	7,108
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/07/27	406	97,121	160,679	65,747
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	826	28,125	28,935	1,286
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	545	177,468	174,008	(413)
Veritiv Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,506	290,966	338,661	55,052
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,781	81,612	92,975	13,021
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/10/28	97	29,490	30,862	2,097
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	839	142,909	141,220	750
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/07/27	601	51,461	60,737	10,457
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	07/08/27	13,661	627,698	640,428	22,872
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	903	447,591	621,995	186,479
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,264	339,678	341,741	8,248
					246,517	20,138,327	21,519,793	1,805,040
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,591	69,549	85,090	16,685
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,355	485,844	524,294	71,602
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	104	5,502	5,588	197
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,056	$ 295,927	$ 301,348	$ 13,127
CACI International, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/24	281	80,658	83,255	4,022
CBIZ, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,678	79,704	83,044	4,706
Cintas Corp.	USFF +0.250%	Weekly	MS	07/08/27	876	384,659	405,308	27,993
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	15,274	143,257	143,423	2,498
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,548	480,060	505,803	33,505
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	525	63,246	63,814	1,611
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,916	330,403	444,942	119,888
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21	627	638	44
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	31	328	329	30
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/08/27	964	110,422	117,174	9,040
Korn Ferry	USFF +0.250%	Weekly	MS	01/07/27	1,132	71,611	58,570	(11,202)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,906	382,431	359,586	(14,722)
Paychex, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,271	256,872	260,234	16,939
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,234	160,501	166,861	9,573
Ritchie Bros Auctioneers, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	998	53,510	56,191	3,567
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,461	343,535	359,423	26,872
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,927	589,537	597,740	19,396
Science Applications International Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,368	142,353	147,005	7,088
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/10/28	29	317	323	35
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/07/27	333	43,709	48,921	6,918
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,583	177,094	205,980	32,608
TransUnion	USFF +0.250%	Weekly	MS	01/10/28	985	57,621	61,208	4,539
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,300	223,010	249,418	31,037
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/07/27	564	82,357	92,028	11,926
					76,311	5,114,644	5,427,538	449,522
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/27/24	25,178	2,589,015	2,600,636	53,379
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,843	43,231	40,148	(2,362)
AutoZone, Inc.	USFF +0.250%	Weekly	MS	11/03/25	10	18,061	24,582	6,835
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,272	233,520	302,590	76,306
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/24	750	43,266	58,703	22,079
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	6,680	244,849	238,409	16,883
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,528	$ 317,781	$ 308,809	$ (3,826)
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,639	431,372	426,755	2,158
Chico's FAS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,114	17,263	17,127	165
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,730	159,038	165,500	11,609
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,288	314,737	366,053	58,669
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/10/28	1,403	230,347	234,736	9,608
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	01/07/27	426	77,544	96,455	20,709
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	519	147,725	153,167	12,128
LKQ Corp.	USFF +0.250%	Weekly	MS	08/27/24	6,286	314,878	356,793	55,021
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,058	546,452	611,508	100,375
Monro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4	197	198	27
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	519	118,903	133,928	18,060
ODP Corp. (The)	USFF +0.250%	Weekly	MS	07/06/26	2,992	108,799	134,580	27,558
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/10/28	97	78,324	82,351	5,312
Overstock.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,268	83,204	86,512	4,370
Pool Corp.	USFF +0.250%	Weekly	MS	08/27/24	72	23,592	24,656	1,463
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,538	452,697	587,748	147,968
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	716	53,368	55,690	3,206
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	733	56,060	57,438	2,305
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	520	198,224	283,748	98,670
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,225	179,423	200,277	23,723
Warby Parker, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,804	71,617	50,874	(21,126)
					103,212	7,153,487	7,699,971	751,272
Consumer Durables & Apparel
Brunswick Corp.	USFF +0.250%	Weekly	MS	01/10/28	576	46,445	47,232	1,580
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/10/28	4,676	232,623	219,772	(14,645)
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	654	145,580	207,802	65,163
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	65	631	663	65
Crocs, Inc.	USFF +0.250%	Weekly	MS	07/08/27	908	94,365	114,808	20,593
DR Horton, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,649	215,868	356,471	151,958
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,161	103,397	117,168	16,982
GoPro, Inc., Class A	USFF +0.250%	Weekly	MS	07/06/26	10,285	76,326	51,734	(23,339)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,526	548,544	565,141	22,364
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/10/28	347	37,317	39,568	2,876
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	77	3,683	3,726	245
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,034	103,678	96,724	(3,930)
Malibu Boats, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	544	27,912	30,709	3,270
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	831	$ 91,614	$ 83,283	$ (6,831)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	4,517	474,299	553,965	91,007
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	24	101,270	133,733	34,119
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	13,749	211,968	155,914	(52,615)
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,558	171,392	172,362	3,949
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,486	138,834	144,884	8,631
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,899	90,158	142,862	56,477
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,719	33,288	33,727	999
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/08/27	3,670	121,640	132,120	13,291
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/05/26	16,462	563,838	709,677	166,771
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	07/08/27	5,068	31,907	43,230	13,020
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,241	90,025	89,808	901
Whirlpool Corp.	USFF +0.250%	Weekly	MS	01/10/28	371	49,280	48,979	1,122
					92,097	3,805,882	4,296,062	574,023
Consumer Services
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,624	329,462	333,059	8,931
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	174	323,193	461,519	157,983
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	904	55,273	69,599	15,240
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	30,495	1,423,238	1,488,461	87,091
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,172	180,692	181,848	4,116
Denny's Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,992	47,277	44,551	(1,941)
Duolingo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30	4,204	4,278	183
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,515	251,927	244,030	(3,812)
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/10/28	494	56,171	56,267	1,024
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	980	130,662	138,053	9,667
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,388	237,876	230,464	(3,877)
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/24	2,080	487,369	581,589	120,572
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	6,768	207,380	300,635	98,151
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	01/10/28	113	8,193	8,379	371
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/10/28	19	251	255	31
Rover Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	95	422	430	39
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	885	$ 22,217	$ 23,638	$ 1,803
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	5,976	492,276	622,281	145,676
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,651	56,232	57,739	2,486
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/08/27	565	76,157	103,723	35,147
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/10/28	59	3,988	4,003	103
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,294	544,445	567,152	33,771
					74,273	4,938,905	5,521,953	712,755
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,855	425,231	401,533	(16,318)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,047	494,929	520,223	35,453
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,622	226,088	232,838	10,179
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	436	21,432	21,525	462
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/10/28	527	30,969	31,799	1,467
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,010	62,146	70,410	10,116
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,584	406,238	427,913	28,063
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	08/27/24	7,931	286,279	274,254	8,530
Walmart, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,824	740,715	858,749	146,574
					32,836	2,694,027	2,839,244	224,526
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/05/26	35,576	1,000,508	821,450	(162,907)
APA Corp.	USFF +0.250%	Weekly	MS	08/27/24	30,204	1,130,760	1,089,156	(18,286)
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,156	302,585	283,428	(3,303)
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	7,153	170,307	206,436	42,859
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	999	49,948	55,295	6,812
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,308	319,117	363,741	58,592
Chevron Corp.	USFF +0.250%	Weekly	MS	07/06/26	8,536	1,206,831	1,392,734	247,740
Comstock Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,654	114,505	114,957	2,174
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	6,276	635,625	622,642	8,420
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,971	395,106	406,200	19,143
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,112	354,761	370,848	21,829
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	54,062	368,979	381,678	23,418
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,418	45,133	46,482	2,528
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Denbury, Inc.	USFF +0.250%	Weekly	MS	01/07/27	646	$ 41,372	$ 56,609	$ 15,927
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	50,950	485,445	550,770	86,371
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	3,562	76,686	71,026	(3,659)
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	10,471	398,183	399,469	6,850
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	14,764	232,339	212,749	(15,176)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,736	324,643	313,628	(545)
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,851	260,702	250,525	(5,494)
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	07/08/27	25,789	174,253	149,060	(20,104)
Expro Group Holdings N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	143	2,600	2,625	91
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	6,922	640,018	759,067	160,369
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	4,428	138,430	148,692	17,818
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	328	25,112	26,240	1,556
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,215	128,651	114,936	(11,252)
Hess Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,887	264,337	249,726	(10,112)
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,848	243,501	234,546	(4,087)
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	2,205	85,734	112,036	32,602
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,694	345,068	344,842	20,144
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	07/08/27	29,871	212,634	222,240	12,849
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,027	270,910	408,130	173,493
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/24	6,186	222,129	228,758	13,384
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	1,649	246,704	201,030	(41,675)
NexTier Oilfield Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,680	138,001	116,706	(19,047)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,068	4,219	4,229	101
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/05/26	10,042	451,936	626,922	189,003
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,963	28,069	22,967	(4,943)
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/07/27	5,794	195,654	187,726	(1,155)
Phillips 66	USFF +0.250%	Weekly	MS	07/06/26	459	35,800	46,533	12,959
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/08/27	17,569	452,108	465,051	20,629
RPC, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,346	31,154	25,731	(4,828)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Southwestern Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	83,244	$ 436,646	$ 416,220	$ (13,364)
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	01/10/28	1,289	508,221	527,704	28,548
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	6,919	53,529	94,444	41,802
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,857	154,554	141,573	(10,516)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	344	14,584	22,381	8,055
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	284	32,101	39,646	9,044
W&T Offshore, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,900	93,230	80,772	(10,965)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/07/27	2,722	83,686	161,551	79,237
					560,077	13,627,108	14,191,907	1,002,929
Financial Services
Affiliated Managers Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	475	55,868	67,650	13,360
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/24	3,839	1,029,302	1,185,368	172,681
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	536	389,097	358,648	(21,699)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,872	230,997	251,297	25,061
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,540	644,041	677,981	48,014
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	150	60,597	62,264	2,800
Federated Hermes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,609	60,124	64,585	6,070
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/06/26	19,493	476,884	525,141	74,461
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,722	547,250	596,747	67,687
Janus Henderson Group PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	3,503	97,430	93,320	(2,633)
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	265	71,552	103,692	33,487
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/27/24	13,124	613,393	717,489	132,551
Open Lending Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	8,176	72,268	57,559	(13,707)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,982	466,428	449,568	16,067
					66,286	4,815,231	5,211,309	554,200
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	9,463	410,859	422,239	87,488
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	08/27/24	1,625	117,901	129,448	22,251
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	07/08/27	218	$ 71,330	$ 71,657	$ 373
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,494	143,288	142,707	1,752
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,668	424,462	466,905	59,000
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/08/27	11,978	631,637	658,550	37,384
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,809	689,952	725,768	46,912
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	8,835	499,295	548,035	93,423
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	709	153,349	160,156	9,302
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	564	6,574	6,621	216
Duckhorn Portfolio, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	764	11,910	12,148	452
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,937	195,570	250,996	68,324
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	219	33,765	34,464	1,266
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9	870	872	39
Kellogg Co.	USFF +0.250%	Weekly	MS	07/08/27	9,122	630,858	610,809	(3,395)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	17,986	643,649	634,546	7,497
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	5,560	213,919	215,005	(1,072)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,826	145,287	190,854	48,890
MGP Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/08/27	753	75,986	72,830	(1,823)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,041	53,692	53,799	1,140
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,149	351,975	391,763	59,937
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,510	219,652	244,098	57,378
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,816	240,224	227,535	(9,275)
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,234	29,698	34,292	5,369
Vector Group Ltd.	USFF +0.250%	Weekly	MS	01/10/28	22	262	264	30
					107,311	5,995,964	6,306,361	592,858
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/10/28	7,534	748,986	762,893	27,808
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/10/28	222	22,419	23,701	1,666
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	301	93,181	100,576	8,921
Amedisys, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,536	112,231	112,973	2,574
Apollo Medical Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,322	60,155	48,213	(10,949)
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,703	105,191	110,127	6,607
Axonics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,159	321,999	281,475	(35,311)
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,004	337,906	377,802	52,126
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	16,750	1,268,979	1,058,767	(189,732)
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/07/27	1,757	503,443	448,966	(41,925)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Community Health Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	612	$ 2,970	$ 2,999	$ 100
Cooper Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	547	187,458	204,228	19,823
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,474	244,349	189,140	(51,247)
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/27/24	15,013	1,211,775	1,115,616	(70,549)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	131	10,283	10,625	531
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,941	57,837	76,242	19,932
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,006	377,927	465,417	93,605
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,679	403,535	469,824	73,372
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	347	159,906	159,554	2,836
Embecta Corp.	USFF +0.250%	Weekly	MS	01/10/28	31	874	872	35
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,384	274,273	287,990	17,992
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	638	57,751	60,955	4,299
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,788	284,379	149,481	(130,291)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,602	551,027	705,622	163,501
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,828	369,144	482,007	121,410
Hims & Hers Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,839	153,611	186,883	35,771
Hologic, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,123	238,142	252,026	17,746
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	918	457,011	445,652	(2,687)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/07/27	594	204,451	297,048	95,915
Inspire Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	707	153,084	165,487	14,894
Insulet Corp.	USFF +0.250%	Weekly	MS	07/08/27	623	178,258	198,712	27,343
Integra LifeSciences Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,522	83,780	87,378	4,971
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,238	145,336	153,549	10,579
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,952	321,476	491,397	177,707
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	1,131	63,971	49,289	(14,760)
McKesson Corp.	USFF +0.250%	Weekly	MS	08/27/24	274	83,793	97,558	38,047
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	6,146	486,310	495,491	21,019
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,315	381,196	351,749	(23,278)
NextGen Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,180	58,969	55,364	(2,631)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Shockwave Medical, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,447	$ 275,509	$ 313,753	$ 42,967
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	189	52,265	53,954	2,783
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,440	470,285	563,431	100,751
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	162	19,698	21,034	1,676
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	974	457,009	460,303	18,369
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	309	37,164	39,274	2,924
Veradigm, Inc.	USFF +0.250%	Weekly	MS	08/27/24	18,629	293,197	243,108	(45,339)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,149	635,208	665,251	41,702
					181,170	13,017,701	13,393,756	653,603
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	948	80,887	83,813	4,251
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,098	492,197	831,570	349,170
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,950	633,186	664,389	53,417
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,565	33,200	28,033	(4,688)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	3,725	493,133	553,870	95,508
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,056	66,505	69,928	5,181
					27,342	1,799,108	2,231,603	502,839
Materials
AdvanSix, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,609	58,971	61,576	4,188
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	13,847	142,483	169,349	30,257
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,534	1,227,263	1,223,235	11,761
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,557	191,326	242,892	64,143
American Vanguard Corp.	USFF +0.250%	Weekly	MS	01/10/28	26	567	569	34
ATI, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,352	485,703	487,410	9,560
Avient Corp.	USFF +0.250%	Weekly	MS	01/10/28	619	24,940	25,478	963
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,061	157,074	168,692	14,987
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,205	317,321	304,820	2,708
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	8,329	433,934	407,288	(19,309)
Dow, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,862	393,485	376,175	(7,663)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	08/27/24	29,766	2,167,255	2,136,306	15,744
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/08/27	1,430	$ 105,049	$ 120,606	$ 19,385
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,543	563,373	586,473	35,358
FMC Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,978	253,444	241,573	(6,615)
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,114	262,871	308,221	54,813
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	08/27/24	10,057	353,048	411,432	72,628
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/10/28	15,276	358,036	389,385	38,829
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,396	94,983	88,465	(4,704)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	18,329	89,472	96,227	8,107
Innospec Inc.	USFF +0.250%	Weekly	MS	01/10/28	83	8,404	8,522	313
International Paper Co.	USFF +0.250%	Weekly	MS	08/27/24	6,552	260,050	236,265	(8,434)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/24	1,679	542,166	596,784	65,133
Livent Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,407	161,823	160,880	(514)
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,043	25,115	21,104	(3,582)
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	674	232,845	239,310	11,243
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	11,439	525,962	524,821	11,854
MP Materials Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,480	35,477	41,721	8,568
Newmont Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,582	244,466	273,630	35,229
Nucor Corp.	USFF +0.250%	Weekly	MS	08/27/24	2,046	239,735	316,046	88,744
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	325	23,706	24,001	700
Olin Corp.	USFF +0.250%	Weekly	MS	01/05/26	4,497	205,730	249,584	50,138
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	2,105	279,224	292,237	20,484
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	97	803	776	12
Perimeter Solutions SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/08/27	13,191	120,336	106,583	(12,172)
Reliance Steel & Aluminum Co.	USFF +0.250%	Weekly	MS	01/10/28	322	78,993	82,670	5,497
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,794	135,749	128,273	(4,728)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,346	170,346	179,580	12,679
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	73	519	521	34
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,526	266,871	285,590	24,201
Sylvamo Corp.	USFF +0.250%	Weekly	MS	01/07/27	925	32,370	42,791	11,404
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/07/27	2,174	57,726	79,351	23,801
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,909	162,175	180,209	26,694
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	581	67,138	67,384	1,349
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	8,781	406,177	422,893	23,819
					227,521	11,964,504	12,407,698	737,640
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,115	$ 587,484	$ 694,563	$ 118,370
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/24	27,396	2,037,611	2,841,787	837,045
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	25,676	551,590	501,966	(40,710)
Cable One, Inc.	USFF +0.250%	Weekly	MS	01/10/28	411	277,921	288,522	14,996
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,364	505,363	487,780	(9,413)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,083	183,503	282,238	105,122
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	15,626	533,595	592,382	69,596
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	13,310	421,064	453,206	43,101
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	4,619	143,304	172,012	37,788
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,860	329,757	301,745	(23,267)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	8,842	1,022,605	1,873,973	878,617
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,393	898,184	1,517,694	634,118
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	450	17,070	17,496	785
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/24	5,942	93,464	102,618	14,519
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,043	367,000	381,417	22,623
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/10/28	2,554	52,307	56,980	5,645
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,270	65,432	92,202	28,576
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	60,459	339,345	240,022	(98,170)
Stagwell, Inc.	USFF +0.250%	Weekly	MS	01/10/28	442	3,140	3,280	213
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	5,285	292,297	321,909	35,607
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,880	312,072	275,657	(31,362)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,119	104,766	112,045	9,016
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,511	74,054	71,905	(932)
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,090	162,302	150,484	(11,590)
					242,740	9,375,230	11,833,883	2,640,293
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	31,327	302,373	236,206	(61,580)
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	432	1,443	1,430	34
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,922	422,245	404,229	(11,186)
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,681	71,257	75,112	5,026
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,968	539,097	547,163	15,729
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	7,893	$ 513,496	$ 547,064	$ 58,537
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23,674	371,884	392,515	26,649
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	387	75,656	78,104	3,691
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,234	29,976	29,604	134
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	07/08/27	19,051	213,344	186,890	(24,572)
FibroGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	499	10,184	9,311	(887)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,218	313,979	349,967	45,443
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	905	31,306	34,562	3,115
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,064	189,222	132,690	(53,459)
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,323	454,463	540,214	93,100
Incyte Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,090	76,914	78,774	3,123
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	956	173,597	190,139	19,363
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,696	72,997	70,442	(1,355)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2,276	310,960	333,047	26,990
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/24	6,466	1,057,824	1,002,230	12,144
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	241	17,107	17,728	919
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	7,091	125,012	99,345	(23,629)
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	785	158,110	147,619	(8,262)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,001	730,531	851,226	166,217
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	267	300,537	408,566	112,897
Moderna, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,404	542,633	676,366	142,504
Organon & Co.	USFF +0.250%	Weekly	MS	07/08/27	2,939	73,115	69,125	(2,101)
PerkinElmer, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,966	393,637	395,249	6,652
Pfizer, Inc.	USFF +0.250%	Weekly	MS	08/27/24	26,552	1,153,539	1,083,322	7,946
Provention Bio, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,812	151,445	284,669	135,688
QIAGEN N. V. (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	1,503	69,812	69,033	369
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,523	145,455	248,506	110,055
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	623	$ 6,538	$ 6,760	$ 350
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,086	248,827	243,221	(1,572)
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,007	75,972	67,056	(10,323)
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,590	321,640	313,516	8,099
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,026	291,240	355,478	69,075
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/10/28	822	134,989	136,814	4,153
					256,300	10,172,356	10,713,292	879,076
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	6,014	595,859	738,700	161,793
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,326	262,020	576,439	323,492
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,212	1,856,528	2,060,626	261,854
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,504	467,969	492,648	32,246
Cohu, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,270	41,661	48,755	7,878
Diodes, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,251	181,936	208,803	29,689
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	702	129,937	147,617	32,771
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,496	930,804	977,880	62,104
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/08/27	1,583	78,465	114,261	37,084
Impinj, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,180	142,370	159,914	19,861
indie Semiconductor, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	158	1,687	1,667	30
KLA Corp.	USFF +0.250%	Weekly	MS	01/10/28	552	214,401	220,342	10,212
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,508	571,679	799,421	241,445
Lattice Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	3,235	160,131	308,943	151,416
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,454	456,572	438,505	(11,017)
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,394	682,961	870,809	207,534
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	338	167,882	169,183	4,368
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	881	238,866	244,715	9,723
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	4,695	712,809	875,500	182,211
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/06/26	8,980	569,985	739,234	178,472
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/05/26	489	31,999	42,973	11,513
PDF Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	249	9,744	10,558	994
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	17,934	312,863	297,346	(11,790)
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,340	232,216	237,674	9,224
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,162	$ 231,212	$ 275,828	$ 58,073
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,701	123,615	240,973	122,608
Semtech Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,811	80,513	67,858	(13,001)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,885	451,262	458,352	15,908
Synaptics, Inc.	USFF +0.250%	Weekly	MS	08/27/24	673	59,910	74,804	17,234
Veeco Instruments, Inc.	USFF +0.250%	Weekly	MS	01/10/28	858	18,043	18,130	401
					108,835	10,015,899	11,918,458	2,154,330
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	08/27/24	2,281	585,232	651,933	101,074
Adeia, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,661	14,833	14,716	183
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,274	974,312	1,261,701	303,118
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,907	152,215	149,318	(3,197)
Alteryx, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,287	86,627	75,727	(9,480)
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,316	322,891	437,965	120,302
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	26,391	554,076	557,642	12,520
Box, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	12,357	337,212	331,044	(1,464)
Ceridian HCM Holding, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,922	100,206	140,729	42,161
CommVault Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,076	119,908	117,792	(332)
Cvent Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	299	2,501	2,500	62
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/07/27	685	43,043	55,218	12,892
Digital Turbine, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,701	66,319	58,104	(8,030)
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,291	145,852	168,078	24,601
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	41	1,565	1,670	153
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/08/27	588	30,928	34,280	5,851
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	1,693	33,261	36,603	4,328
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/07/27	7,466	223,041	190,831	(28,591)
Elastic N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	87	4,972	5,037	169
Enfusion, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	399	4,246	4,190	36
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	107	73,785	75,188	2,615
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/24	16,354	639,776	1,086,887	473,805
Gartner, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,151	905,412	1,026,501	135,708
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,450	238,816	196,482	(37,412)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,312	172,238	189,700	20,261
HubSpot, Inc.	USFF +0.250%	Weekly	MS	01/10/28	51	21,274	21,866	958
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	30	$ 495	$ 492	$ 32
Intapp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	102	4,403	4,574	265
InterDigital, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,892	193,163	210,827	21,415
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,717	491,765	487,262	4,243
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/24	8,911	2,149,797	2,569,041	493,576
MongoDB, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,682	317,784	392,108	87,056
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,122	60,025	73,648	14,613
New Relic, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,119	340,395	385,410	50,524
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,175	110,579	134,498	26,662
Okta, Inc.	USFF +0.250%	Weekly	MS	01/10/28	468	40,198	40,360	5,246
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/24	6,942	493,151	645,051	176,522
PagerDuty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,347	107,632	117,078	11,204
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,103	202,922	220,313	26,904
PowerSchool Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,656	32,598	32,822	773
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,159	123,999	150,693	29,423
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23	10,072	10,136	249
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,661	800,185	1,130,955	346,374
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,529	48,697	49,872	1,983
SentinelOne, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,066	32,023	33,800	2,316
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,689	1,381,265	1,714,352	355,377
SolarWinds Corp.	USFF +0.250%	Weekly	MS	01/10/28	98	825	843	55
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,409	465,604	518,615	60,540
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	317	4,037	4,108	160
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	08/27/24	122	14,127	18,581	4,705
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,840	53,355	58,457	5,985
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	82	3,778	3,896	202
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,059	27,542	27,545	470
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	841	146,070	177,729	34,255
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,140	63,915	87,835	24,974
Zeta Global Holdings Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	987	10,255	10,689	623
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,878	36,458	38,315	2,468
					191,313	13,621,655	16,241,607	2,961,485
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	7,665	562,893	626,384	76,113
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/24	17,875	1,641,164	2,947,587	1,376,510
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	01/07/27	256	23,719	31,186	8,754
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,409	$ 405,210	$ 469,490	$ 74,679
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/27/24	24,250	1,032,439	1,267,669	286,940
Digi International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,295	44,386	43,616	(32)
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	6,472	82,667	123,745	43,634
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,090	298,499	304,492	10,828
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	430	54,711	51,067	(2,757)
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/24	28,341	421,702	451,472	50,681
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/24	26,259	579,004	770,702	252,740
Infinera Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,966	51,611	61,816	11,485
IonQ, Inc.	USFF +0.250%	Weekly	MS	01/07/27	19,887	103,735	122,305	20,234
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/10/28	945	115,744	116,528	2,360
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	560	87,820	90,429	4,048
Methode Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	148	6,222	6,494	395
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,290	10,317	11,017	889
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,668	434,036	477,265	53,410
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,392	297,153	280,429	8,001
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,393	303,568	269,109	(29,542)
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,315	127,693	135,586	10,114
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,848	167,335	173,700	9,084
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,992	191,034	197,831	11,599
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,899	433,553	521,988	95,447
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	1,044	131,935	136,921	7,135
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	427	166,433	191,023	28,901
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,785	42,032	40,992	(340)
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,881	38,129	42,548	6,659
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	709	217,781	225,462	11,215
					187,491	8,072,525	10,188,853	2,429,184
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/07/27	35,019	638,246	674,116	63,095
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/05/26	2,728	63,709	49,895	(12,764)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/27/24	747	$ 29,055	$ 46,262	$ 17,785
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	08/27/24	51,461	281,088	136,372	(134,098)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,354	48,225	46,750	(155)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,243	179,508	180,036	3,445
United States Cellular Corp.	USFF +0.250%	Weekly	MS	01/10/28	388	7,952	8,043	243
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,449	445,988	445,252	11,495
					105,389	1,693,771	1,586,726	(50,954)
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	69,218	1,118,708	1,020,965	(79,686)
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,004	217,589	277,630	66,637
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,387	848,429	833,416	2,649
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/24	15,770	466,498	472,154	18,734
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,262	448,898	469,331	30,038
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,190	119,420	128,234	11,345
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	2,158	175,991	181,143	8,011
Kirby Corp.	USFF +0.250%	Weekly	MS	01/10/28	502	33,895	34,989	1,664
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,156	382,065	386,485	11,185
Marten Transport Ltd.	USFF +0.250%	Weekly	MS	01/10/28	299	6,101	6,264	288
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,039	224,921	220,268	1,754
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,035	271,191	352,769	87,271
RXO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	941	18,064	18,481	731
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,633	139,235	145,729	10,210
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,661	43,615	44,432	1,564
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	359	43,608	42,825	46
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,502	191,779	206,113	17,300
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,481	299,815	298,066	12,235
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,128	188,297	218,821	48,043
XPO, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,068	102,184	97,869	(2,645)
					125,793	5,340,303	5,455,984	247,374
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
AES Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	53	$ 1,052	$ 1,276	$ 797
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	865	121,115	126,714	7,575
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	648	73,173	72,809	913
Chesapeake Utilities Corp.	USFF +0.250%	Weekly	MS	01/10/28	25	3,185	3,200	89
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/24	16,329	1,067,587	1,281,826	238,862
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,027	110,714	113,330	6,580
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,102	430,861	441,949	18,057
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	35	2,125	2,139	(648)
Exelon Corp.	USFF +0.250%	Weekly	MS	08/27/24	17,791	689,546	745,265	81,030
Montauk Renewables, Inc.	USFF +0.250%	Weekly	MS	01/10/28	174	1,439	1,369	(24)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/08/27	3,712	222,876	214,331	(3,650)
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,880	180,754	208,138	32,834
PNM Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	477	23,330	23,220	289
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,837	673,894	676,771	24,381
SJW Group	USFF +0.250%	Weekly	MS	01/10/28	231	17,452	17,586	439
					60,186	3,619,103	3,929,923	407,524

Total Reference Entity — Long						159,492,758	175,487,821	20,389,111
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Adient PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(2,871)	$ (138,010)	$ (117,596)	$ 19,088
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(2,587)	(250,618)	(223,155)	24,598
Gentex Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,076)	(60,299)	(58,190)	1,519
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,977)	(263,473)	(240,290)	20,169
LCI Industries	USFF -0.250%	Weekly	MS	01/05/26	(742)	(111,215)	(81,524)	26,118
Luminar Technologies, Inc.	USFF -4.380%	Weekly	MS	07/08/27	(6,939)	(53,254)	(45,034)	7,854
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,358)	(132,473)	(123,944)	4,914
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,560)	(126,958)	(124,238)	1,279
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(104)	(6,920)	(7,067)	(203)
					(24,214)	(1,143,220)	(1,021,038)	105,336
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	07/08/27	(12,986)	(123,617)	(139,210)	(17,229)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,807)	(106,262)	(174,719)	(75,095)
AAR Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,777)	(141,019)	(151,485)	(13,335)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,866)	$ (234,542)	$ (273,323)	$ (44,454)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,028)	(94,274)	(94,226)	(1,137)
AerSale Corp.	USFF -2.480%	Weekly	MS	07/08/27	(2,054)	(36,387)	(35,370)	621
Alamo Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(432)	(61,129)	(79,557)	(21,058)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(699)	(69,403)	(62,463)	5,989
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,391)	(228,158)	(216,125)	9,426
American Woodmark Corp.	USFF -0.250%	Weekly	MS	08/27/24	(2,771)	(225,945)	(144,286)	80,159
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(20,278)	(824,224)	(477,344)	342,152
AZZ, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,395)	(58,820)	(57,530)	210
Ballard Power Systems, Inc. (Canada)	USFF -1.280%	Weekly	MS	01/05/26	(63,513)	(813,731)	(353,767)	450,608
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(124)	(4,951)	(4,995)	(75)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,940)	(302,452)	(290,719)	8,541
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,513)	(293,733)	(284,500)	1,305
Cadre Holdings, Inc.	USFF -2.880%	Weekly	MS	01/07/27	(2,516)	(64,266)	(54,195)	8,946
ChargePoint Holdings, Inc.	USFF -5.780%	Weekly	MS	01/10/28	(12,107)	(116,466)	(126,760)	(11,613)
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,238)	(105,193)	(83,164)	20,275
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(9,741)	(300,262)	(262,423)	34,394
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,689)	(240,197)	(246,916)	(10,109)
Ducommun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(150)	(8,012)	(8,207)	(263)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,205)	(494,066)	(487,448)	(190)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,863)	(107,014)	(112,092)	(6,381)
EnerSys	USFF -0.250%	Weekly	MS	07/06/26	(4,173)	(334,013)	(362,550)	(37,742)
Evoqua Water Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(6,092)	(234,204)	(302,894)	(73,626)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,050)	(169,363)	(219,551)	(56,907)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/07/27	(33,581)	(1,104,005)	(1,141,754)	(65,046)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,591)	(147,083)	(149,713)	(6,060)
FuelCell Energy, Inc.	USFF -0.624%	Weekly	MS	01/10/28	(17,410)	(51,227)	(49,619)	1,041
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(4,332)	(55,104)	(60,171)	(6,130)
GATX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(609)	(69,225)	(67,002)	1,120
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,259)	(369,157)	(352,005)	13,536
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,269)	$(154,127)	$(110,047)	$ 42,628
Gorman-Rupp Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(5)	(123)	(125)	8
Graco, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,808)	(267,510)	(278,022)	(13,572)
GrafTech International Ltd.	USFF -0.259%	Weekly	MS	07/08/27	(32,410)	(177,854)	(157,513)	17,994
Greenbrier Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(224)	(10,756)	(7,206)	3,184
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,616)	(220,949)	(206,460)	11,926
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,442)	(96,369)	(94,307)	776
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,491)	(521,024)	(511,525)	(1,902)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,062)	(425,539)	(430,717)	(13,455)
IDEX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,093)	(467,131)	(483,546)	(21,776)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(35,138)	(672,366)	(444,847)	219,959
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,803)	(373,097)	(415,630)	(48,375)
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(8,748)	(568,681)	(526,805)	38,619
Kennametal, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,367)	(67,700)	(65,282)	1,661
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(36,645)	(649,973)	(493,975)	147,244
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,525)	(592,852)	(596,078)	(12,474)
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(709)	(59,196)	(64,356)	(5,819)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(870)	(76,505)	(82,163)	(7,921)
Maxar Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,903)	(821,603)	(863,067)	(51,050)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,106)	(96,853)	(94,671)	(2,010)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,401)	(942,369)	(736,179)	195,551
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(1,373)	(239,906)	(201,296)	41,574
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,991)	(127,936)	(116,553)	9,932
MSC Industrial Direct Co., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,619)	(140,278)	(135,996)	2,688
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(39,402)	(460,848)	(549,264)	(99,526)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(766)	(73,801)	(96,524)	(24,862)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,343)	(50,851)	(48,424)	1,864
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,174)	(102,499)	(97,653)	3,217
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/10/28	(467)	$ (164,870)	$ (156,963)	$ 7,049
Parsons Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,688)	(74,230)	(75,521)	(2,124)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(4,915)	(99,597)	(123,416)	(24,943)
Plug Power, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,819)	(279,957)	(232,279)	44,474
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(16,958)	(436,856)	(418,184)	7,658
Proto Labs, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(2,639)	(533,883)	(87,483)	450,560
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	01/10/28	(279)	(5,663)	(6,007)	(390)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,569)	(131,875)	(120,081)	10,297
REV Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(296)	(3,506)	(3,549)	(74)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(930)	(281,506)	(272,909)	5,913
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,341)	(224,416)	(237,019)	(16,839)
Shyft Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(481)	(10,978)	(10,943)	(68)
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,315)	(80,310)	(92,813)	(13,995)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13)	(1,577)	(1,592)	(83)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,498)	(435,392)	(201,289)	246,585
Stem, Inc.	USFF -1.730%	Weekly	MS	01/10/28	(4,855)	(30,450)	(27,528)	2,594
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,128)	(261,162)	(244,379)	13,795
Tennant Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,529)	(95,792)	(104,782)	(11,219)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(614)	(18,310)	(18,696)	(574)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,064)	(1,018,541)	(976,515)	30,309
Trinity Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(774)	(17,999)	(18,855)	(1,040)
Vertiv Holdings Co.	USFF -0.250%	Weekly	MS	01/07/27	(4,911)	(70,401)	(70,276)	(713)
Vicor Corp.	USFF -0.250%	Weekly	MS	07/06/26	(4,110)	(369,528)	(192,923)	172,369
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,928)	(403,988)	(452,493)	(61,691)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,109)	(722,142)	(692,203)	19,759
Xometry, Inc., Class A	USFF -0.580%	Weekly	MS	07/08/27	(6,247)	(191,515)	(93,518)	95,813
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/10/28	(18,596)	(421,375)	(397,211)	18,895
					(658,556)	(22,432,019)	(20,163,741)	1,960,273
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,472)	(510,627)	(515,552)	(14,658)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(34,458)	(305,363)	(317,358)	(16,306)
ASGN, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(876)	(79,145)	(72,419)	5,853
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,206)	(173,065)	(182,348)	(11,254)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Cimpress PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(307)	$ (11,070)	$ (13,453)	$ (2,488)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,187)	(246,475)	(224,842)	16,585
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,253)	(316,657)	(310,768)	2,117
Dun & Bradstreet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,091)	(183,592)	(141,948)	38,806
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,730)	(1,005,572)	(959,433)	32,656
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,738)	(484,230)	(540,344)	(65,851)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,266)	(169,630)	(142,389)	19,693
Heritage-Crystal Clean, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(170)	(5,920)	(6,054)	(179)
HNI Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,047)	(75,345)	(56,988)	15,200
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,582)	(268,824)	(283,245)	(18,765)
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,804)	(718,973)	(682,028)	28,477
KAR Auction Services, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,733)	(61,653)	(51,067)	10,430
KBR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,492)	(247,904)	(247,285)	(2,838)
Kelly Services, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(18)	(298)	(299)	19
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,421)	(118,649)	(111,833)	5,756
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,618)	(106,682)	(53,538)	53,421
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,467)	(63,696)	(52,328)	10,658
Steelcase, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,037)	(109,739)	(84,512)	20,809
Stericycle, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,534)	(89,093)	(66,898)	22,388
TaskUS, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,847)	(66,323)	(41,111)	24,471
TrueBlue, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(682)	(19,726)	(12,140)	7,554
TTEC Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(547)	(20,752)	(20,365)	(91)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,182)	(235,740)	(208,304)	22,898
Upwork, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,504)	(596,595)	(164,185)	432,856
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,770)	(643,968)	(663,364)	(28,826)
					(154,039)	(6,935,306)	(6,226,398)	609,391
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,340)	(180,344)	(175,935)	944
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,107)	(401,682)	(256,232)	133,610
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,412)	(64,023)	(45,857)	20,854
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(455)	(86,624)	(95,550)	(11,570)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,217)	$ (284,097)	$ (246,551)	$ 34,294
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,734)	(411,655)	(361,956)	43,592
Carvana Co.	USFF -11.930%	Weekly	MS	07/06/26	(18,549)	(537,802)	(181,595)	350,031
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,186)	(162,367)	(168,282)	(12,106)
Five Below, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(603)	(127,498)	(124,200)	1,778
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(1,553)	(208,878)	(152,536)	53,958
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,818)	(757,779)	(746,886)	198
Franchise Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(3,615)	(146,735)	(98,509)	37,437
Guess?, Inc.	USFF -0.630%	Weekly	MS	07/08/27	(2,969)	(62,823)	(57,777)	3,723
Kohl's Corp.	USFF -0.250%	Weekly	MS	01/07/27	(13,560)	(588,605)	(319,202)	238,048
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(21,204)	(316,003)	(233,456)	78,928
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(285)	(78,348)	(65,245)	15,367
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,501)	(41,872)	(43,154)	(1,741)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,387)	(278,997)	(120,331)	155,586
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,388)	(73,466)	(80,421)	(7,873)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(35,458)	(710,239)	(319,122)	385,923
RH	USFF -0.250%	Weekly	MS	01/10/28	(55)	(13,185)	(13,395)	(339)
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,044)	(128,109)	(109,746)	16,854
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/07/27	(804)	(187,515)	(188,972)	(6,540)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/24	(12,374)	(529,830)	(422,572)	104,683
Wayfair, Inc., Class A	USFF -0.780%	Weekly	MS	07/06/26	(6,000)	(382,572)	(206,040)	172,145
					(185,618)	(6,761,048)	(4,833,522)	1,807,784
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,508)	(461,151)	(484,338)	(31,430)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(696)	(50,414)	(54,427)	(4,756)
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,637)	(160,241)	(117,733)	35,011
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/07/27	(4,110)	(337,638)	(370,886)	(39,881)
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	01/05/26	(8,855)	(220,360)	(137,695)	80,148
Hanesbrands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(44,815)	(480,708)	(235,727)	226,801
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(1,677)	(388,266)	(159,600)	228,591
iRobot Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,817)	(145,622)	(79,294)	67,566
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,698)	(132,271)	(107,538)	20,525
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,832)	(106,820)	(106,317)	(942)
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(778)	(82,254)	(88,715)	(7,386)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(410)	$ (129,936)	$ (149,318)	$ (58,817)
Mattel, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,452)	(257,835)	(229,241)	25,645
Movado Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(112)	(3,199)	(3,222)	(37)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,279)	(287,829)	(264,711)	13,475
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,397)	(151,852)	(147,509)	2,330
PVH Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,088)	(94,397)	(97,006)	(3,674)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(12,226)	(568,068)	(580,980)	(19,436)
Snap One Holdings Corp.	USFF -0.730%	Weekly	MS	01/10/28	(33)	(299)	(309)	10
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,275)	(661,015)	(761,170)	(110,337)
TopBuild Corp.	USFF -0.250%	Weekly	MS	01/07/27	(529)	(116,101)	(110,106)	4,895
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(29,883)	(740,130)	(646,070)	85,551
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(18,802)	(527,821)	(430,754)	84,003
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(27,429)	(625,993)	(467,664)	137,718
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,398)	(133,468)	(55,920)	76,033
					(229,736)	(6,863,688)	(5,886,250)	811,606
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	01/10/28	(13,087)	(488,278)	(468,515)	14,158
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,951)	(384,041)	(174,724)	204,914
Bowlero Corp.	USFF -1.380%	Weekly	MS	01/10/28	(2,706)	(45,069)	(45,867)	(1,294)
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(2,274)	(86,558)	(79,704)	5,457
Chegg, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(24,827)	(430,628)	(404,680)	21,007
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(429)	(706,365)	(732,856)	(34,610)
Choice Hotels International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,853)	(481,850)	(451,533)	24,098
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,760)	(1,066,583)	(1,223,558)	(171,271)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,570)	(76,723)	(64,166)	11,695
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,665)	(408,088)	(416,344)	(16,826)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,697)	(288,597)	(283,173)	612
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(406)	(132,891)	(133,927)	(2,578)
Dutch Bros, Inc., Class A	USFF -13.130%	Weekly	MS	01/10/28	(1,715)	(53,413)	(54,245)	(1,425)
European Wax Center, Inc., Class A	USFF -0.580%	Weekly	MS	01/10/28	(1,052)	(17,891)	(19,988)	(2,280)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,737)	(88,197)	(81,240)	5,964
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(469)	(7,308)	(7,532)	(285)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,763)	$ (216,343)	$ (242,011)	$ (32,343)
Krispy Kreme, Inc.	USFF -0.780%	Weekly	MS	07/08/27	(13,062)	(188,789)	(203,114)	(16,992)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,509)	(86,819)	(86,692)	(851)
Mister Car Wash, Inc.	USFF -0.830%	Weekly	MS	01/07/27	(15,467)	(197,113)	(133,326)	62,162
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	07/08/27	(13,336)	(208,197)	(179,369)	26,452
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(992)	(80,609)	(74,331)	5,372
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(15,108)	(642,498)	(673,364)	(49,552)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(377)	(25,308)	(25,312)	(254)
Service Corp. International	USFF -0.250%	Weekly	MS	01/10/28	(917)	(61,357)	(63,071)	(2,093)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,184)	(183,339)	(121,190)	59,833
Strategic Education, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(35)	(3,107)	(3,144)	(64)
Stride, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,703)	(102,913)	(106,093)	(5,484)
Target Hospitality Corp.	USFF -1.230%	Weekly	MS	07/08/27	(12,076)	(163,791)	(158,679)	2,687
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(1,624)	(158,088)	(181,742)	(30,214)
					(168,351)	(7,080,751)	(6,893,490)	75,995
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(3,661)	(123,759)	(124,657)	(2,302)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,931)	(1,017,593)	(1,037,778)	(31,892)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	07/08/27	(11,149)	(342,155)	(315,071)	23,524
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(9,115)	(289,551)	(226,052)	56,883
Sysco Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,069)	(156,661)	(159,789)	(6,236)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,468)	(500,109)	(328,532)	165,835
					(43,393)	(2,429,828)	(2,191,879)	205,812
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/10/28	(29,267)	(308,608)	(307,011)	(1,981)
Archrock, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,450)	(58,534)	(53,247)	4,970
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(202)	(4,360)	(4,525)	(192)
California Resources Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,106)	(54,371)	(42,581)	10,498
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(30,419)	(788,678)	(796,065)	(18,686)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,967)	(1,216,814)	(1,072,358)	80,847
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,859)	$ (252,214)	$ (263,724)	$ (35,879)
Core Laboratories NV (Netherlands)	USFF -0.250%	Weekly	MS	07/06/26	(13,171)	(389,380)	(290,421)	93,915
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,508)	(201,075)	(195,259)	2,866
Denison Mines Corp. (Canada)	USFF -0.930%	Weekly	MS	01/10/28	(23,595)	(23,772)	(25,719)	(2,197)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(22,451)	(245,980)	(270,310)	(27,143)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,198)	(1,453,955)	(1,378,464)	40,080
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,453)	(471,642)	(466,695)	(5,452)
Earthstone Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(34,531)	(504,035)	(449,248)	49,129
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(423)	(2,542)	(2,521)	12
Energy Fuels, Inc. (Canada)	USFF -1.280%	Weekly	MS	01/10/28	(551)	(3,030)	(3,075)	(56)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,654)	(74,867)	(58,760)	15,395
Kinetik Holdings, Inc.	USFF -0.830%	Weekly	MS	01/07/27	(10,202)	(371,617)	(319,323)	30,918
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,925)	(62,878)	(63,999)	(1,742)
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(80,650)	(1,954,316)	(1,932,374)	(541)
Matador Resources Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,925)	(93,604)	(91,726)	46
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(37,669)	(1,427,522)	(1,108,599)	264,020
NextDecade Corp.	USFF -0.736%	Weekly	MS	01/10/28	(937)	(4,104)	(4,657)	(577)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(3,535)	(128,273)	(139,526)	(14,548)
Northern Oil and Gas, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(8,224)	(251,976)	(249,598)	(5,326)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,335)	(494,818)	(470,760)	13,856
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(16,387)	(168,816)	(172,064)	(7,038)
Pioneer Natural Resources Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,344)	(274,308)	(274,499)	(4,333)
ProFrac Holding Corp., Class A	USFF -1.130%	Weekly	MS	07/08/27	(6,499)	(140,646)	(82,342)	56,706
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(17,541)	(142,450)	(126,120)	14,712
Ranger Oil Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(9,948)	(384,068)	(406,276)	(28,192)
Schlumberger N. V. (Curacao)	USFF -0.250%	Weekly	MS	01/10/28	(8,429)	(482,001)	(413,864)	64,095
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Select Energy Services, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,271)	$ (66,678)	$ (64,526)	$ 1,367
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(7,187)	(71,176)	(68,277)	1,015
SilverBow Resources, Inc.	USFF -0.630%	Weekly	MS	07/08/27	(5,207)	(218,902)	(118,980)	97,422
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,994)	(44,211)	(44,431)	(707)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,426)	(539,031)	(541,727)	(12,028)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(16,602)	(840,749)	(645,984)	153,324
Tellurian, Inc.	USFF -0.782%	Weekly	MS	07/06/26	(66,797)	(248,680)	(82,160)	163,677
Transocean Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(38,384)	(250,663)	(244,122)	3,674
Uranium Energy Corp.	USFF -0.652%	Weekly	MS	01/07/27	(12,873)	(58,350)	(37,074)	20,627
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(34,919)	(1,070,616)	(1,042,681)	(684)
World Fuel Services Corp.	USFF -0.250%	Weekly	MS	01/07/27	(17,055)	(437,857)	(435,755)	(8,098)
					(636,070)	(16,282,167)	(14,861,427)	1,007,771
Financial Services
Avantax, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,108)	(69,824)	(81,803)	(13,128)
Moody's Corp.	USFF -0.250%	Weekly	MS	01/10/28	(400)	(131,024)	(122,408)	9,462
Morningstar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(364)	(75,729)	(73,903)	1,079
Paymentus Holdings, Inc., Class A	USFF -0.730%	Weekly	MS	01/07/27	(221)	(4,834)	(1,958)	13,074
WisdomTree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,773)	(70,122)	(68,990)	(845)
					(15,866)	(351,533)	(349,062)	9,642
Food, Beverage & Tobacco
B&G Foods, Inc.	USFF -2.230%	Weekly	MS	01/05/26	(9,837)	(297,358)	(152,769)	111,400
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/10/28	(5,742)	(359,516)	(369,038)	(13,643)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,872)	(1,328,324)	(1,043,725)	269,259
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	08/27/24	(3,805)	(108,716)	(114,569)	(11,821)
Freshpet, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,344)	(222,336)	(88,959)	147,464
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(32,068)	(617,576)	(549,966)	60,515
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,577)	(400,446)	(381,931)	13,123
Ingredion, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,304)	(129,535)	(132,656)	(5,494)
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	08/27/24	(2,934)	(441,070)	(434,877)	(8,314)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(724)	(59,248)	(60,244)	(1,656)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,512)	$ (37,208)	$ (27,908)	$ 8,915
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,726)	(257,596)	(259,777)	(8,441)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(30,203)	(1,555,555)	(1,631,264)	(94,184)
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,536)	(125,739)	(133,698)	(9,614)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(7,731)	(299,925)	(307,462)	(10,971)
Sovos Brands, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(797)	(12,286)	(13,294)	(1,126)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,873)	(189,890)	(195,315)	(7,902)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,333)	(328,278)	(316,354)	7,186
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,253)	(235,793)	(224,941)	(2,166)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(15,635)	(336,001)	(257,508)	69,743
					(161,806)	(7,342,396)	(6,696,255)	512,273
Health Care Equipment & Services
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(19,753)	(480,190)	(245,530)	231,176
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,598)	(84,655)	(73,476)	10,239
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,352)	(69,737)	(79,610)	(13,392)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(13,012)	(175,795)	(202,987)	(31,007)
American Well Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,167)	(2,648)	(2,754)	(114)
AmerisourceBergen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,071)	(169,816)	(171,478)	(3,273)
Bausch + Lomb Corp. (Canada)	USFF -5.630%	Weekly	MS	01/10/28	(212)	(3,600)	(3,691)	(109)
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/10/28	(6,160)	(1,536,170)	(1,524,846)	(12,038)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/10/28	(11,389)	(542,987)	(569,792)	(33,040)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30)	(676)	(682)	9
Certara, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(62)	(1,494)	(1,495)	5
CONMED Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,394)	(261,734)	(248,641)	8,380
CorVel Corp.	USFF -0.250%	Weekly	MS	01/07/27	(273)	(51,302)	(51,946)	(1,213)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,154)	(123,372)	(102,127)	19,847
Enhabit, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,606)	(43,732)	(22,339)	22,715
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,047)	(163,568)	(165,441)	(3,735)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(19,761)	(183,790)	(122,321)	59,374
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,471)	(156,869)	(173,897)	(18,982)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,586)	(264,542)	(203,111)	59,704
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(21,672)	$ (341,522)	$ (135,450)	$ 201,884
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,317)	(1,104,696)	(265,270)	828,498
HealthEquity, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,165)	(89,607)	(68,397)	20,201
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,112)	(167,217)	(172,212)	(8,384)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,585)	(950,282)	(921,302)	18,050
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,294)	(344,278)	(265,112)	74,459
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,758)	(301,252)	(291,245)	6,325
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,359)	(1,295,841)	(1,369,064)	(88,136)
LeMaitre Vascular, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(157)	(7,970)	(8,081)	(160)
LifeStance Health Group, Inc.	USFF -1.630%	Weekly	MS	01/07/27	(10,973)	(92,913)	(81,529)	9,913
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,944)	(772,967)	(912,366)	(154,885)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(896)	(220,391)	(156,558)	60,415
ModivCare, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(915)	(119,227)	(76,933)	41,325
Multiplan Corp.	USFF -0.288%	Weekly	MS	01/10/28	(3,777)	(4,050)	(4,004)	23
Neogen Corp.	USFF -0.250%	Weekly	MS	07/08/27	(18,034)	(320,767)	(333,990)	(16,986)
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,575)	(344,674)	(149,291)	201,356
Nevro Corp.	USFF -0.250%	Weekly	MS	08/27/24	(1,319)	(129,371)	(47,682)	80,221
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(5,476)	(384,443)	(329,327)	50,708
Nutex Health, Inc.	USFF -15.874%	Weekly	MS	01/10/28	(17)	(17)	(17)	23
NuVasive, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,633)	(321,764)	(315,319)	2,557
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,121)	(1,204,171)	(828,479)	359,904
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,623)	(81,595)	(71,883)	8,795
Outset Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,481)	(215,904)	(100,850)	112,588
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,473)	(413,171)	(181,482)	226,949
Paragon 28, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,077)	(18,383)	(18,384)	(190)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,270)	(95,624)	(87,538)	7,740
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,799)	(155,456)	(101,373)	52,315
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,435)	(638,300)	(463,652)	167,506
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,627)	(506,183)	(513,148)	(12,509)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(16,739)	(1,434,304)	(1,491,278)	(75,906)
RadNet, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(11,940)	(233,178)	(298,858)	(68,606)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,928)	(1,113,760)	(1,079,183)	18,868
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,555)	(839,340)	(409,563)	419,111
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(19,194)	(498,650)	(496,165)	(7,789)
Simulations Plus, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(255)	(10,784)	(11,205)	(522)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,316)	(318,320)	(339,958)	(25,284)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/08/27	(2,990)	(571,577)	(571,927)	(7,763)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,844)	$ (312,222)	$ (201,443)	$ 108,287
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,510)	(568,574)	(426,811)	135,232
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(242)	(60,272)	(61,301)	(1,701)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,739)	(174,403)	(222,171)	(51,119)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(3,539)	(408,810)	(346,503)	48,233
Varex Imaging Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,265)	(41,527)	(41,200)	(129)
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(251)	(45,220)	(46,131)	(1,409)
					(383,289)	(21,589,654)	(18,279,799)	3,034,554
Household & Personal Products
Beauty Health Co. (The)	USFF -0.250%	Weekly	MS	07/08/27	(9,657)	(116,778)	(121,968)	(6,710)
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,092)	(268,194)	(343,128)	(79,721)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	08/27/24	(8,388)	(344,072)	(327,719)	12,310
Colgate-Palmolive Co.	USFF -0.250%	Weekly	MS	01/10/28	(8,803)	(649,635)	(661,545)	(19,375)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/07/27	(12,586)	(501,021)	(533,898)	(43,820)
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,790)	(342,066)	(305,013)	16,697
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,478)	(1,142,590)	(1,103,648)	23,338
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,324)	(219,837)	(330,566)	(122,209)
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,267)	(276,750)	(254,843)	12,797
WD-40 Co.	USFF -0.250%	Weekly	MS	07/06/26	(1,225)	(243,978)	(218,111)	20,574
					(75,610)	(4,104,921)	(4,200,439)	(186,119)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(9,809)	(548,892)	(499,965)	28,437
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,057)	(166,791)	(130,106)	46,612
Algoma Steel Group, Inc. (Canada)	USFF -2.830%	Weekly	MS	01/10/28	(16,508)	(130,711)	(133,385)	(4,566)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(15,015)	(163,571)	(170,871)	(9,162)
Arconic Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,631)	(241,342)	(226,391)	12,002
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,873)	(621,195)	(603,216)	8,879
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(6,419)	(211,380)	(194,432)	14,539
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,660)	(358,266)	(336,437)	16,037
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Bioceres Crop Solutions Corp. (Cayman Islands)	USFF -6.980%	Weekly	MS	07/08/27	(667)	$ (7,825)	$ (7,744)	$ 14
Cabot Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,285)	(535,685)	(558,322)	(35,220)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,896)	(1,167,949)	(1,186,465)	(31,955)
Chase Corp.	USFF -0.250%	Weekly	MS	01/10/28	(149)	(14,378)	(15,605)	(1,370)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(270,069)	(1,405,721)	(1,077,575)	309,241
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(405)	(26,230)	(13,887)	12,136
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,468)	(1,330,611)	(1,294,735)	17,953
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,619)	(464,121)	(464,747)	(8,025)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,824)	(78,125)	(73,841)	3,284
Equinox Gold Corp. (Canada)	USFF -0.680%	Weekly	MS	08/27/24	(100,540)	(770,706)	(517,781)	242,726
ERO Copper Corp. (Canada)	USFF -0.580%	Weekly	MS	01/10/28	(213)	(3,531)	(3,757)	(244)
First Majestic Silver Corp. (Canada)	USFF -0.680%	Weekly	MS	01/10/28	(19,271)	(127,555)	(138,944)	(12,840)
Fortuna Silver Mines, Inc. (Canada)	USFF -0.871%	Weekly	MS	01/07/27	(35,117)	(132,717)	(134,147)	(3,230)
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,957)	(141,359)	(133,957)	4,544
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(56,838)	(301,022)	(359,785)	(63,191)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,937)	(116,341)	(107,716)	7,437
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,624)	(117,630)	(116,148)	148
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,592)	(882,923)	(882,080)	(14,582)
Ivanhoe Electric, Inc.	USFF -4.330%	Weekly	MS	01/10/28	(100)	(1,203)	(1,215)	(3)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	07/06/26	(955)	(82,355)	(71,272)	8,515
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(483)	(4,280)	(4,448)	(189)
Lithium Americas Corp. (Canada)	USFF -6.530%	Weekly	MS	01/07/27	(13,040)	(306,492)	(283,750)	19,232
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,189)	(133,314)	(118,666)	12,874
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,493)	(221,991)	(182,345)	28,273
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(7,089)	(290,952)	(329,851)	(45,115)
Myers Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(500)	(10,364)	(10,715)	(478)
New Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(3,592)	(3,604)	(3,951)	(366)
NewMarket Corp.	USFF -0.250%	Weekly	MS	07/06/26	(585)	(201,579)	(213,513)	(21,828)
Novagold Resources, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(9,711)	(48,158)	(60,402)	(12,777)
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	07/08/27	(11,968)	(195,593)	(217,818)	(25,467)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/06/26	(533)	(137,183)	(105,507)	29,234
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,026)	$ (344,410)	$ (392,502)	$ (54,022)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(21,568)	(112,919)	(125,310)	(13,669)
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,287)	(261,608)	(195,526)	59,748
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(2,011)	(327,818)	(140,247)	196,040
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,052)	(295,480)	(310,221)	(19,514)
Sigma Lithium Corp. (Canada)	USFF -9.830%	Weekly	MS	07/08/27	(9,274)	(284,144)	(348,888)	(69,756)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(7,472)	(458,328)	(455,792)	(15,190)
Southern Copper Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,046)	(196,720)	(232,258)	(46,498)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(17,084)	(239,189)	(258,310)	(21,902)
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(1,571)	(197,781)	(161,860)	29,780
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(439)	(7,957)	(8,051)	(163)
Trinseo PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(2,354)	(76,895)	(49,081)	26,121
Triple Flag Precious Metals Corp. (Canada)	USFF -9.380%	Weekly	MS	01/10/28	(4)	(60)	(60)	23
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,064)	(177,506)	(176,936)	(1,472)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(682)	(64,276)	(48,586)	14,359
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(20,117)	(610,336)	(612,965)	(9,629)
Worthington Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,424)	(194,847)	(221,362)	(34,991)
					(784,156)	(15,553,919)	(14,723,447)	570,774
Media & Entertainment
Advantage Solutions, Inc.	USFF -0.270%	Weekly	MS	01/07/27	(7,235)	(23,955)	(11,431)	12,276
Altice USA, Inc., Class A	USFF -0.252%	Weekly	MS	01/07/27	(89,535)	(448,077)	(306,210)	136,725
AMC Networks, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(4,250)	(132,662)	(74,715)	57,010
Angi, Inc.	USFF -1.274%	Weekly	MS	11/03/25	(63,817)	(800,537)	(144,865)	646,468
Cargurus, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,838)	(963,120)	(482,654)	473,408
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(83,214)	(1,540,456)	(776,387)	746,336
EW Scripps Co. (The), Class A	USFF -0.250%	Weekly	MS	01/05/26	(400)	(8,839)	(3,764)	6,194
Gray Television, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,168)	(270,623)	(106,105)	161,574
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,669)	(910,189)	(447,320)	461,391
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(34,407)	(364,280)	(357,145)	1,043
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,186)	$ (1,124,760)	$(1,133,020)	$ (21,201)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/05/26	(7,524)	(489,156)	(444,443)	37,796
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/08/27	(825)	(151,687)	(160,751)	(11,045)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,268)	(141,550)	(132,122)	7,820
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(62,365)	(1,563,059)	(1,700,694)	(156,928)
PubMatic, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(347)	(4,687)	(4,796)	(139)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,936)	(398,361)	(193,248)	200,544
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,130)	(80,243)	(72,889)	5,936
Shaw Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(93)	(2,779)	(2,782)	(365)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(20,923)	(729,237)	(234,547)	486,308
Taboola.com Ltd. (Israel)	USFF -1.080%	Weekly	MS	01/10/28	(82)	(219)	(223)	17
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	07/06/26	(4,914)	(216,149)	(163,980)	45,963
WideOpenWest, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,505)	(124,968)	(69,148)	54,403
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,592)	(319,106)	(327,806)	(12,786)
					(472,223)	(10,808,699)	(7,351,045)	3,338,748
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(7,445)	(742,386)	(415,357)	325,775
Adaptive Biotechnologies Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,661)	(96,188)	(14,667)	80,436
Akero Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,744)	(261,102)	(219,765)	38,855
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(301)	(72,441)	(72,767)	(1,137)
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,441)	(294,921)	(247,659)	43,886
Anavex Life Sciences Corp.	USFF -1.130%	Weekly	MS	01/10/28	(71)	(606)	(608)	14
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,837)	(97,609)	(121,169)	(33,018)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,643)	$ (270,145)	$ (244,932)	$ 22,122
Arvinas, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,819)	(164,030)	(49,695)	113,521
Aurinia Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(2,891)	(36,515)	(31,685)	5,893
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,811)	(167,042)	(143,985)	25,243
Avid Bioservices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,573)	(188,483)	(142,069)	43,760
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,724)	(239,564)	(255,405)	(18,570)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(754)	(341,951)	(361,181)	(24,742)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,949)	(142,100)	(144,596)	(4,111)
Bruker Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,021)	(78,295)	(80,496)	(3,080)
Cassava Sciences, Inc.	USFF -11.480%	Weekly	MS	01/10/28	(159)	(3,829)	(3,835)	(27)
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,212)	(1,235,331)	(802,451)	422,387
Cerevel Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(953)	(22,607)	(23,244)	(874)
Cogent Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(500)	(5,339)	(5,395)	(94)
Corcept Therapeutics, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(627)	(13,595)	(13,581)	(120)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(268)	(4,329)	(4,304)	(2)
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,989)	(56,168)	(71,736)	(16,756)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,056)	(158,814)	(119,985)	37,022
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,544)	(97,159)	(89,523)	6,539
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(52)	(1,178)	(1,198)	(11)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(73,476)	(733,334)	(690,674)	34,230
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(6,958)	(2,279,396)	(2,389,516)	(136,371)
Enanta Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(86)	(3,483)	(3,478)	(12)
Geron Corp.	USFF -0.250%	Weekly	MS	01/10/28	(11,607)	(27,179)	(25,187)	1,702
Ideaya Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(407)	(6,035)	(5,588)	400
IGM Biosciences, Inc.	USFF -0.730%	Weekly	MS	01/10/28	(4)	(59)	(55)	27
ImmunityBio, Inc.	USFF -7.080%	Weekly	MS	01/10/28	(136)	(255)	(248)	27
Inhibrx, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23)	(436)	(434)	20
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,316)	(135,462)	(124,738)	9,186
Intra-Cellular Therapies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,934)	(204,367)	(213,026)	(11,747)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,216)	$ (292,559)	$ (293,640)	$ (4,430)
IVERIC bio, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,375)	(70,784)	(82,114)	(15,026)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,102)	(157,273)	(85,783)	76,081
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/27/24	(13,290)	(568,229)	(476,712)	72,907
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(259)	(3,883)	(3,968)	(107)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,359)	(64,417)	(89,349)	(25,696)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,729)	(106,075)	(108,287)	(3,411)
Prometheus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(31)	(3,369)	(3,327)	27
RAPT Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(576)	(10,769)	(10,570)	98
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(326)	(265,506)	(267,864)	(5,396)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,727)	(28,190)	(28,444)	(556)
Replimune Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(89)	(1,568)	(1,572)	2
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,469)	(57,689)	(79,526)	(22,480)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(29,950)	(493,770)	(536,405)	(51,339)
SpringWorks Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,556)	(90,607)	(40,051)	49,534
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,136)	(162,013)	(186,077)	(27,626)
Twist Bioscience Corp.	USFF -0.250%	Weekly	MS	01/10/28	(55)	(843)	(829)	27
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,227)	(66,135)	(49,203)	16,193
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,712)	(196,747)	(176,606)	17,897
Ventyx Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,208)	(65,462)	(73,968)	(9,237)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,973)	(54,070)	(50,193)	3,277
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,536)	(75,198)	(70,729)	3,625
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,055)	(71,631)	(73,548)	(2,720)
					(289,948)	(11,088,520)	(9,922,997)	1,032,017
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,415)	$ (420,556)	$ (432,714)	$ (20,174)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(399)	(10,451)	(10,753)	(399)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(3,582)	(282,290)	(277,318)	1,741
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(1,666)	(15,237)	(15,694)	(609)
Entegris, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,504)	(533,872)	(533,393)	(8,589)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,422)	(220,614)	(204,541)	13,548
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(16,017)	(539,956)	(523,275)	(24,555)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,250)	(158,875)	(159,390)	(2,323)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,722)	(203,993)	(204,463)	(2,798)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,054)	(1,003,430)	(1,068,225)	(83,495)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,216)	(184,792)	(187,562)	(4,877)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,278)	(235,660)	(324,000)	(92,975)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(18,753)	(494,637)	(323,302)	165,643
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,047)	(111,949)	(112,563)	(1,943)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,312)	(960,592)	(988,085)	(37,242)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,010)	(62,357)	(66,652)	(4,990)
					(89,647)	(5,439,261)	(5,431,930)	(104,037)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(25,393)	(658,047)	(685,103)	(34,618)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,394)	(580,938)	(472,330)	101,908
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(417)	(5,108)	(5,279)	(207)
Altair Engineering, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,072)	(52,581)	(77,302)	(28,476)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,020)	(144,771)	(126,970)	16,367
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,013)	(190,702)	(222,477)	(33,982)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(43,934)	(1,207,737)	(691,961)	501,879
AvePoint, Inc.	USFF -0.837%	Weekly	MS	01/10/28	(525)	(2,138)	(2,163)	(27)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(5,454)	(224,739)	(234,467)	(12,296)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,766)	$ (161,672)	$(105,188)	$ 54,644
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,351)	(414,386)	(434,180)	(25,911)
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,152)	(1,014,373)	(987,269)	15,435
Blackbaud, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,638)	(165,182)	(182,813)	(19,610)
Braze, Inc., Class A	USFF -1.280%	Weekly	MS	07/08/27	(3,129)	(106,958)	(108,170)	(3,123)
CGI, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(218)	(20,403)	(20,987)	(796)
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,369)	(134,650)	(140,507)	(7,385)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(1,543)	(32,257)	(24,626)	7,282
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(4,823)	(210,042)	(116,090)	91,554
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,308)	(669,232)	(676,319)	(18,334)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,644)	(1,018,153)	(859,163)	147,350
Everbridge, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,784)	(244,821)	(96,521)	147,411
ForgeRock, Inc., Class A	USFF -0.730%	Weekly	MS	01/10/28	(2,522)	(50,702)	(51,953)	(1,893)
Gitlab, Inc., Class A	USFF -0.630%	Weekly	MS	01/10/28	(6,248)	(215,897)	(214,244)	(813)
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/08/27	(1,058)	(195,253)	(173,523)	20,471
GoDaddy, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,130)	(256,654)	(243,264)	10,299
HashiCorp, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(715)	(20,075)	(20,942)	(1,075)
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,106)	(905,367)	(938,918)	(43,957)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(11,306)	(387,441)	(219,563)	164,337
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/06/26	(4,730)	(144,289)	(93,181)	49,468
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(25,047)	(970,376)	(380,213)	579,008
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,574)	(298,616)	(144,168)	151,029
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(286)	(4,623)	(4,948)	(355)
nCino, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,895)	(163,359)	(71,738)	93,126
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(16,281)	(150,309)	(132,853)	15,734
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(4,236)	(142,381)	(163,298)	(23,390)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(128)	(19,202)	(9,240)	14,305
Qualtrics International, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(5,190)	(139,221)	(92,538)	47,004
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,429)	(100,410)	(65,605)	33,670
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(9,144)	(1,296,520)	(280,446)	1,002,367
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,285)	(224,453)	(253,363)	(34,105)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Smartsheet, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(1,375)	$ (103,321)	$ (65,725)	$ 52,354
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,559)	(898,535)	(1,011,988)	(127,013)
Thoughtworks Holding, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,458)	(11,174)	(10,731)	337
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(57)	(19,964)	(20,214)	(457)
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,687)	(134,485)	(137,304)	(4,395)
VMware, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,537)	(187,651)	(191,894)	(6,384)
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(17,254)	(1,300,403)	(1,274,035)	11,401
					(311,184)	(15,599,571)	(12,535,774)	2,900,138
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(21,382)	(397,168)	(339,119)	50,169
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,967)	(707,188)	(833,761)	(142,754)
Avid Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(928)	(27,286)	(29,677)	(2,683)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,573)	(415,527)	(432,700)	(24,664)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,072)	(128,002)	(120,156)	4,329
Ciena Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,638)	(424,411)	(453,668)	(34,126)
Clearfield, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,841)	(103,051)	(85,754)	16,132
Cognex Corp.	USFF -0.250%	Weekly	MS	01/07/27	(812)	(63,686)	(40,235)	27,815
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,490)	(124,559)	(132,899)	(9,753)
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(46,519)	(644,120)	(296,326)	346,281
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,224)	(357,620)	(360,703)	(9,732)
Corsair Gaming, Inc.	USFF -0.580%	Weekly	MS	07/06/26	(3,845)	(98,421)	(70,556)	27,862
CTS Corp.	USFF -0.250%	Weekly	MS	01/10/28	(38)	(1,828)	(1,879)	(50)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(3,387)	(133,678)	(136,191)	(4,031)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,746)	(313,277)	(317,274)	(7,606)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(593)	(60,813)	(84,775)	(27,019)
Itron, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,094)	(163,575)	(171,562)	(9,850)
Jabil, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,309)	(109,119)	(115,401)	(7,517)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(37,855)	(1,176,944)	(1,302,969)	(147,031)
Knowles Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,368)	(57,621)	(57,256)	(276)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,308)	(493,066)	(448,715)	38,691
National Instruments Corp.	USFF -0.250%	Weekly	MS	11/03/25	(3,467)	(152,785)	(181,705)	(40,548)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(2,748)	(429,361)	(437,179)	(12,967)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,521)	(139,771)	(155,690)	(17,507)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
PC Connection, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(297)	$ (12,783)	$ (13,353)	$ (698)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,646)	(232,215)	(258,170)	(28,793)
Rogers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,300)	(942,239)	(702,749)	221,812
ScanSource, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(523)	(16,046)	(15,920)	(36)
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/08/27	(4,372)	(73,208)	(72,269)	64
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,984)	(213,047)	(192,031)	17,879
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,993)	(108,743)	(104,473)	3,039
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,494)	(105,126)	(87,604)	16,333
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(1,605)	(458,545)	(436,062)	14,795
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(13,607)	(656,916)	(460,461)	198,296
Vontier Corp.	USFF -0.250%	Weekly	MS	07/08/27	(20,542)	(421,503)	(561,618)	(149,496)
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(23,129)	(999,720)	(871,269)	116,951
					(286,217)	(10,962,968)	(10,382,129)	423,311
Telecommunication Services
ATN International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(79)	(3,148)	(3,233)	(113)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,765)	(173,636)	(176,186)	(5,884)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(42,126)	(1,099,358)	(959,209)	127,500
Globalstar, Inc.	USFF -0.278%	Weekly	MS	01/05/26	(150,416)	(246,666)	(174,483)	69,563
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,598)	(106,631)	(95,671)	9,985
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(3,499)	(166,560)	(162,214)	1,010
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/24	(5,445)	(175,318)	(103,564)	29,595
					(210,928)	(1,971,317)	(1,674,560)	231,656
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(10,953)	(280,602)	(228,151)	49,239
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,589)	(178,570)	(146,156)	31,203
Canadian Pacific Railway Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,889)	(146,599)	(145,340)	(726)
FedEx Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,282)	(496,509)	(521,414)	(30,548)
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,348)	(12,339)	(13,264)	(1,044)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,751)	(92,411)	(91,556)	(344)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(377)	$ (79,577)	$ (66,148)	$ 11,924
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,465)	(337,990)	(309,210)	26,855
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(25,610)	(321,112)	(237,405)	80,029
PAM Transportation Services, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1)	(29)	(29)	23
SkyWest, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,510)	(159,138)	(99,987)	57,369
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(10,217)	(370,116)	(332,461)	31,587
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,008)	(131,842)	(123,164)	7,118
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,688)	(86,477)	(74,694)	10,809
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,152)	(751,774)	(734,754)	4,831
					(93,840)	(3,445,085)	(3,123,733)	278,325
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(27,805)	(348,368)	(233,562)	88,961
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,754)	(322,709)	(307,264)	7,337
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,613)	(680,301)	(692,707)	(20,635)
American States Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(790)	(68,376)	(70,223)	(2,613)
Avangrid, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(2,632)	(138,016)	(104,964)	19,874
Avista Corp.	USFF -0.250%	Weekly	MS	07/06/26	(9,290)	(388,688)	(394,361)	(21,263)
Black Hills Corp.	USFF -0.250%	Weekly	MS	08/27/24	(3,306)	(255,486)	(208,609)	23,399
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,532)	(245,722)	(251,353)	(8,440)
Clearway Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,652)	(70,613)	(79,640)	(17,271)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,103)	(550,971)	(497,362)	37,993
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(4,151)	(271,488)	(293,019)	(35,772)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,468)	(213,389)	(195,028)	12,780
Eversource Energy	USFF -0.250%	Weekly	MS	01/10/28	(2,455)	(190,524)	(192,128)	(5,155)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,835)	(435,326)	(434,050)	(3,998)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(4,942)	(231,042)	(210,183)	12,648
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,550)	(423,428)	(427,794)	(11,775)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,377)	(492,218)	(513,821)	(32,736)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	11/03/25	(6,727)	(342,531)	(319,936)	6,364
NorthWestern Corp.	USFF -0.250%	Weekly	MS	08/27/24	(6,495)	(399,930)	(375,801)	(3,915)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,608)	(458,843)	(466,618)	(12,467)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,885)	(238,902)	(221,629)	9,720
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,116)	(502,212)	(484,571)	2,410
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,263)	$ (191,215)	$ (191,835)	$ (2,908)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,920)	(252,862)	(231,381)	1,564
Portland General Electric Co.	USFF -0.250%	Weekly	MS	01/07/27	(2,706)	(137,340)	(132,296)	(498)
PPL Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,003)	(60,068)	(55,663)	7,519
Sempra Energy	USFF -0.250%	Weekly	MS	01/10/28	(6,258)	(922,101)	(945,959)	(41,007)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,136)	(78,660)	(79,043)	(941)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(8,674)	(670,711)	(541,691)	88,742
Spire, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(196)	(14,878)	(13,747)	135
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(42)	(365)	(368)	20
Unitil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(52)	(2,907)	(2,966)	(69)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,590)	(432,249)	(435,086)	(11,579)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,797)	(244,518)	(256,070)	(16,867)
					(200,723)	(10,276,957)	(9,860,728)	69,557

Total Reference Entity — Short						(188,462,828)	(166,609,643)	18,694,807
Net Value of Reference Entity						$ (28,970,070)	$ 8,878,178	$39,083,918

*	Includes $1,235,670 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS       Morgan Stanley
USFF  U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.7%
Automobiles & Components — 1.4%
Adient PLC (Ireland)*	1,946	$ 79,708
BorgWarner, Inc.(a)	3,972	195,065
Ford Motor Co.(a)	13,151	165,702
General Motors Co.(a)	6,744	247,370
Lear Corp.	304	42,405
Magna International, Inc. (Canada)	245	13,125
Modine Manufacturing Co.*	982	22,635
Thor Industries, Inc.(a)	3	239
Visteon Corp.(a)*	1,205	188,980
		955,229
Capital Goods — 12.9%
3M Co.(a)	1,709	179,633
A. O. Smith Corp.	619	42,804
Advanced Drainage Systems, Inc.(a)	1,447	121,852
AGCO Corp.	538	72,738
Allison Transmission Holdings, Inc.	732	33,116
AMETEK, Inc.	680	98,824
Applied Industrial Technologies, Inc.	320	45,482
Armstrong World Industries, Inc.	498	35,478
Array Technologies, Inc.*	3,723	81,459
Atkore, Inc.(a)*	584	82,040
Axon Enterprise, Inc.(a)*	2,381	535,368
Blue Bird Corp.*	119	2,431
BlueLinx Holdings, Inc.*	30	2,039
Boeing Co. (The)(a)*	1,331	282,744
Boise Cascade Co.(a)	1,184	74,888
Builders FirstSource, Inc.(a)*	987	87,626
Carlisle Cos., Inc.(a)	885	200,072
Carrier Global Corp.(a)	2,894	132,400
Caterpillar, Inc.(a)	910	208,244
Chart Industries, Inc.(a)*	3,725	467,115
Comfort Systems USA, Inc.	427	62,325
Crane Holdings Co.(a)	1,439	163,326
Curtiss-Wright Corp.	113	19,917
Deere & Co.(a)	334	137,902
Donaldson Co., Inc.	1,126	73,573
Douglas Dynamics, Inc.	2	64
Dover Corp.	156	23,703
Eaton Corp. PLC (Ireland)	457	78,302
EMCOR Group, Inc.(a)	854	138,852
Encore Wire Corp.(a)	1,974	365,841
Enerpac Tool Group Corp.	1,550	39,525
EnPro Industries, Inc.	333	34,595
Esab Corp.	78	4,607
Fastenal Co.(a)	388	20,929
Fortive Corp.(a)	2,006	136,749
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Innovations, Inc.(a)	4,039	$ 237,210
General Dynamics Corp.	117	26,701
General Electric Co.(a)	1,895	181,162
GMS, Inc.*	308	17,830
Griffon Corp.	1,913	61,235
Hillman Solutions Corp.*	2,050	17,261
Honeywell International, Inc.	572	109,321
Howmet Aerospace, Inc.(a)	2,717	115,119
Hubbell, Inc.(a)	684	166,424
Huntington Ingalls Industries, Inc.	30	6,211
Illinois Tool Works, Inc.	485	118,073
Ingersoll Rand, Inc.(a)	4,820	280,428
Janus International Group, Inc.*	113	1,114
Kaman Corp.	88	2,012
Lincoln Electric Holdings, Inc.(a)	100	16,910
Lockheed Martin Corp.(a)	415	196,183
Manitowoc Co., Inc. (The)*	19	325
Masco Corp.	1,111	55,239
Mueller Industries, Inc.(a)	3,287	241,529
Nordson Corp.(a)	191	42,452
nVent Electric PLC (Ireland)	3,525	151,363
Otis Worldwide Corp.(a)	993	83,809
Owens Corning(a)	1,698	162,668
PACCAR, Inc.	869	63,611
Quanta Services, Inc.	707	117,814
RBC Bearings, Inc.*	467	108,685
Regal Rexnord Corp.	469	66,002
Rocket Lab USA, Inc.*	4,846	19,578
Shoals Technologies Group, Inc., Class A*	5,688	129,630
Simpson Manufacturing Co., Inc.	337	36,949
Snap-on, Inc.	183	45,181
Sterling Infrastructure, Inc.*	449	17,008
Terex Corp.(a)	3,084	149,204
Textron, Inc.(a)	4,176	294,951
Thermon Group Holdings, Inc.*	257	6,404
Titan International, Inc.*	46	482
Toro Co. (The)	47	5,225
Trane Technologies PLC (Ireland)	358	65,865
TransDigm Group, Inc.	124	91,394
UFP Industries, Inc.	1,089	86,543
Univar Solutions, Inc.*	621	21,754
Valmont Industries, Inc.	378	120,688
Veritiv Corp.(a)	1,137	153,654
Wabash National Corp.	2,062	50,705
Watsco, Inc.	80	25,453

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watts Water Technologies, Inc., Class A	475	$ 79,952
Westinghouse Air Brake Technologies Corp.(a)	558	56,391
WillScot Mobile Mini Holdings Corp.(a)*	5,081	238,197
WW Grainger, Inc.(a)	494	340,272
Xylem, Inc.(a)	1,923	201,338
		8,970,072
Commercial & Professional Services — 3.3%
ACV Auctions, Inc., Class A*	1,701	21,960
Automatic Data Processing, Inc.(a)	750	166,973
Booz Allen Hamilton Holding Corp.	261	24,192
Brady Corp., Class A	39	2,096
Broadridge Financial Solutions, Inc.	684	100,254
CACI International, Inc., Class A*	123	36,442
CBIZ, Inc.*	607	30,040
Cintas Corp.(a)	263	121,685
Clarivate PLC (Jersey)*	6,663	62,566
Clean Harbors, Inc.(a)*	1,520	216,691
Concentrix Corp.	275	33,426
Copart, Inc.(a)*	1,157	87,018
Heidrick & Struggles International, Inc.	11	334
HireRight Holdings Corp.*	19	202
Insperity, Inc.	572	69,527
Korn Ferry(a)	686	35,494
Leidos Holdings, Inc.(a)	1,472	135,512
Paychex, Inc.(a)	1,185	135,789
Republic Services, Inc.	619	83,701
Ritchie Bros Auctioneers, Inc. (Canada)	852	47,959
Robert Half International, Inc.(a)	1,060	85,404
Rollins, Inc.(a)	6,712	251,901
Science Applications International Corp.	823	88,440
Tetra Tech, Inc.(a)	446	65,522
Thomson Reuters Corp. (Canada)	1,289	167,725
TransUnion	845	52,508
TriNet Group, Inc.(a)*	440	35,468
Verisk Analytics, Inc.(a)	712	136,604
Verra Mobility Corp.*	246	4,162
Waste Management, Inc.	127	20,723
		2,320,318
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — 3.3%
Amazon.com, Inc.(a)*	3,093	$ 319,476
Arhaus, Inc.*	1,328	11,009
AutoNation, Inc.(a)*	495	66,508
AutoZone, Inc.(a)*	9	22,123
Bath & Body Works, Inc.(a)	4,758	174,048
Best Buy Co., Inc.	103	8,062
Buckle, Inc. (The)(a)	3,241	115,671
Burlington Stores, Inc.(a)*	756	152,788
CarMax, Inc.*	1,068	68,651
Chico's FAS, Inc.*	1,075	5,913
eBay, Inc.(a)	371	16,461
Etsy, Inc.(a)*	912	101,533
Genuine Parts Co.(a)	683	114,273
Group 1 Automotive, Inc.(a)	198	44,831
Home Depot, Inc. (The)(a)	137	40,432
LKQ Corp.(a)	2,691	152,741
Lowe's Cos., Inc.(a)	787	157,376
Monro, Inc.	12	593
Murphy USA, Inc.(a)	236	60,900
Nordstrom, Inc.	41	667
ODP Corp. (The)*	2,080	93,558
O'Reilly Automotive, Inc.*	44	37,355
Overstock.com, Inc.(a)*	2,256	45,729
Ross Stores, Inc.(a)	1,344	142,639
Sonic Automotive, Inc., Class A	3	163
TJX Cos., Inc. (The)	90	7,052
Ulta Beauty, Inc.(a)*	219	119,502
Urban Outfitters, Inc.(a)*	5,706	158,170
Warby Parker, Inc., Class A*	2,859	30,277
		2,268,501
Consumer Durables & Apparel — 3.0%
Capri Holdings Ltd. (British Virgin Islands)*	2,071	97,337
Cavco Industries, Inc.*	378	120,106
Cricut, Inc., Class A	23	235
Crocs, Inc.*	292	36,920
DR Horton, Inc.(a)	1,239	121,038
GoPro, Inc., Class A*	5,426	27,293
Hasbro, Inc.(a)	6,018	323,106
Installed Building Products, Inc.	61	6,956
Kontoor Brands, Inc.	484	23,421
Leggett & Platt, Inc.	1,607	51,231
Malibu Boats, Inc., Class A*	383	21,620
Mohawk Industries, Inc.*	234	23,451
NIKE, Inc., Class B(a)	1,419	174,026
Peloton Interactive, Inc., Class A*	6,146	69,696

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Polaris, Inc.(a)	1,775	$ 196,368
PulteGroup, Inc.	1,127	65,682
Skyline Champion Corp.(a)*	831	62,516
Sonos, Inc.*	533	10,457
Steven Madden Ltd.(a)	3,563	128,268
Tapestry, Inc.(a)	8,821	380,273
Under Armour, Inc., Class C(a)*	5,267	44,928
Vista Outdoor, Inc.(a)*	1,950	54,035
Whirlpool Corp.	229	30,233
		2,069,196
Consumer Services — 3.3%
ADT, Inc.	1,904	13,766
Adtalem Global Education, Inc.*	2,554	98,635
Bloomin' Brands, Inc.(a)	2,250	57,712
Booking Holdings, Inc.*	12	31,829
Bright Horizons Family Solutions, Inc.*	600	46,194
Caesars Entertainment, Inc.(a)*	13,168	642,730
Darden Restaurants, Inc.	740	114,818
Denny's Corp.*	1,368	15,267
Dine Brands Global, Inc.	218	14,746
Expedia Group, Inc.*	676	65,592
Graham Holdings Co., Class B	53	31,580
Grand Canyon Education, Inc.*	313	35,651
Hilton Worldwide Holdings, Inc.	483	68,040
International Game Technology PLC (United Kingdom)	501	13,427
Marriott International, Inc., Class A(a)	766	127,187
McDonald's Corp.(a)	618	172,799
MGM Resorts International(a)	1,759	78,135
Monarch Casino & Resort, Inc.	78	5,784
Papa John's International, Inc.(a)	307	23,003
Penn Entertainment, Inc.(a)*	779	23,105
Restaurant Brands International, Inc. (Canada)	231	15,509
Rover Group, Inc.*	42	190
Six Flags Entertainment Corp.*	522	13,943
Starbucks Corp.(a)	1,795	186,913
Wendy's Co. (The)	2,898	63,118
Wingstop, Inc.(a)	401	73,616
Wyndham Hotels & Resorts, Inc.	399	27,072
Yum! Brands, Inc.(a)	1,694	223,744
		2,284,105
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.(a)	1,008	218,192
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Costco Wholesale Corp.(a)	218	$ 108,318
Dollar Tree, Inc.(a)*	1,167	167,523
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
PriceSmart, Inc.	270	19,299
Sprouts Farmers Market, Inc.*	1,685	59,025
US Foods Holding Corp.(a)*	7,804	288,280
Walgreens Boots Alliance, Inc.	2,179	75,350
Walmart, Inc.(a)	1,954	288,117
		1,224,104
Energy — 8.1%
Antero Resources Corp.(a)*	14,548	335,913
APA Corp.(a)	8,975	323,639
Arch Resources, Inc.(a)	1,161	152,625
Baker Hughes Co.(a)	369	10,649
Canadian Natural Resources Ltd. (Canada)	726	40,184
Cheniere Energy, Inc.	1,785	281,316
Chevron Corp.(a)	1,685	274,925
CNX Resources Corp.*	953	15,267
Comstock Resources, Inc.(a)	4,854	52,375
ConocoPhillips (a)	1,390	137,902
CONSOL Energy, Inc.(a)	3,044	177,374
Coterra Energy, Inc.	6,439	158,013
Crescent Point Energy Corp. (Canada)	21,452	151,451
CVR Energy, Inc.(a)	1,153	37,795
Denbury, Inc.(a)*	449	39,346
DHT Holdings, Inc. (Marshall Islands)	23,295	251,819
Dorian LPG Ltd. (Marshall Islands)	1,901	37,906
Dril-Quip, Inc.*	111	3,185
Enbridge, Inc. (Canada)	5,018	191,437
Enerplus Corp. (Canada)	6,377	91,893
EOG Resources, Inc.(a)	900	103,167
EQT Corp.(a)	2,804	89,476
Equitrans Midstream Corp.	12,047	69,632
Expro Group Holdings N. V. (Netherlands)*	109	2,001
Exxon Mobil Corp.(a)	2,278	249,806
FLEX LNG Ltd. (Bermuda)	1,973	66,253
Gulfport Energy Corp.*	171	13,680
Helmerich & Payne, Inc.(a)	2,056	73,502
Hess Corp.(a)	877	116,062
HF Sinclair Corp.	3,061	148,091
Imperial Oil Ltd. (Canada)	1,199	60,921

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kinder Morgan, Inc.(a)	7,777	$ 136,175
Kosmos Energy Ltd.(a)*	17,402	129,471
Marathon Petroleum Corp.(a)	84	11,326
Murphy Oil Corp.(a)	3,313	122,515
Nabors Industries Ltd. (Bermuda)*	765	93,261
NexTier Oilfield Solutions, Inc.*	9,244	73,490
Nordic American Tankers Ltd. (Bermuda)	4,224	16,727
Occidental Petroleum Corp.(a)	2,751	171,745
Pembina Pipeline Corp. (Canada)	3,320	107,568
Phillips 66	309	31,326
Range Resources Corp.(a)	10,436	276,241
RPC, Inc.	1,586	12,196
Southwestern Energy Co.(a)*	62,197	310,985
Talos Energy, Inc.*	954	14,157
TechnipFMC PLC (United Kingdom)*	6,803	92,861
US Silica Holdings, Inc.*	7,295	87,102
Valaris Ltd. (Bermuda)*	498	32,400
Valero Energy Corp.(a)	187	26,105
W&T Offshore, Inc.*	4,267	21,676
Weatherford International PLC (Ireland)*	2,002	118,819
		5,643,751
Financial Services — 2.3%
Affiliated Managers Group, Inc.	365	51,983
Berkshire Hathaway, Inc., Class B(a)*	803	247,942
BlackRock, Inc.	99	66,243
Cboe Global Markets, Inc.	707	94,908
CME Group, Inc.(a)	875	167,580
FactSet Research Systems, Inc.	64	26,566
Federated Hermes, Inc.	956	38,374
Franklin Resources, Inc.(a)	7,274	195,961
Intercontinental Exchange, Inc.(a)	2,316	241,536
Janus Henderson Group PLC (Jersey)	2,029	54,053
MarketAxess Holdings, Inc.	120	46,955
Nasdaq, Inc.(a)	3,125	170,844
Open Lending Corp., Class A*	3,485	24,534
T Rowe Price Group, Inc.(a)	1,276	144,060
		1,571,539
Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.(a)	3,591	160,230
Archer-Daniels-Midland Co.(a)	627	49,947
Bunge Ltd. (Bermuda)	702	67,055
Cal-Maine Foods, Inc.(a)	3,286	200,085
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.(a)	3,031	$ 166,644
Celsius Holdings, Inc.(a)*	3,100	288,114
Coca-Cola Co. (The)(a)	3,082	191,176
Coca-Cola Consolidated, Inc.	76	40,666
Constellation Brands, Inc., Class A	347	78,384
Dole PLC (Ireland)	312	3,663
Duckhorn Portfolio, Inc. (The)*	443	7,044
General Mills, Inc.(a)	1,200	102,552
J M Smucker Co. (The)	253	39,815
John B Sanfilippo & Son, Inc.	6	581
Kellogg Co.(a)	2,551	170,815
Keurig Dr Pepper, Inc.(a)	5,870	207,094
Kraft Heinz Co. (The)	2,567	99,266
Lamb Weston Holdings, Inc.(a)	1,222	127,723
Lancaster Colony Corp.	142	28,809
MGP Ingredients, Inc.	362	35,013
Molson Coors Beverage Co., Class B	1,001	51,732
PepsiCo, Inc.(a)	812	148,028
Philip Morris International, Inc.	862	83,829
Pilgrim's Pride Corp.(a)*	3,896	90,309
Primo Water Corp. (Canada)	1,957	30,040
TreeHouse Foods, Inc.*	1,519	76,603
Vector Group Ltd.	32	384
		2,545,601
Health Care Equipment & Services — 7.4%
Abbott Laboratories	1,154	116,854
Addus HomeCare Corp.*	219	23,380
Align Technology, Inc.*	40	13,366
Amedisys, Inc.*	378	27,802
AMN Healthcare Services, Inc.*	17	1,410
Avanos Medical, Inc.*	767	22,811
Axonics, Inc.(a)*	2,591	141,365
Cardinal Health, Inc.(a)	1,704	128,652
Centene Corp.(a)*	3,350	211,754
Chemed Corp.	29	15,595
Cigna Group (The)(a)	523	133,642
Community Health Systems, Inc.*	171	838
Cooper Cos., Inc. (The)	150	56,004
Cross Country Healthcare, Inc.*	2,729	60,911
CVS Health Corp.(a)	5,389	400,457
DaVita, Inc.(a)*	265	21,494
DENTSPLY SIRONA, Inc.	996	39,123
Dexcom, Inc.(a)*	2,083	242,003
Edwards Lifesciences Corp.(a)*	2,109	174,478
Elevance Health, Inc.(a)	181	83,226

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Enovis Corp.(a)*	2,963	$ 158,491
Ensign Group, Inc. (The)	326	31,146
Fulgent Genetics, Inc.(a)*	2,206	68,871
GE HealthCare Technologies, Inc.(a)*	2,067	169,556
HCA Healthcare, Inc.(a)	624	164,536
Hims & Hers Health, Inc.*	6,641	65,879
Hologic, Inc.*	979	79,005
Humana, Inc.(a)	356	172,824
Inspire Medical Systems, Inc.(a)*	500	117,035
Insulet Corp.(a)*	428	136,515
Integra LifeSciences Holdings Corp.*	990	56,836
iRhythm Technologies, Inc.*	885	109,767
Lantheus Holdings, Inc.(a)*	4,359	359,879
LivaNova PLC (United Kingdom)*	441	19,219
McKesson Corp.(a)	97	34,537
Medtronic PLC (Ireland)	1,810	145,922
Molina Healthcare, Inc.(a)*	712	190,453
NextGen Healthcare, Inc.*	1,054	18,350
Option Care Health, Inc.*	559	17,759
Shockwave Medical, Inc.(a)*	992	215,095
Stryker Corp.	73	20,839
TransMedics Group, Inc.(a)*	2,638	199,776
UFP Technologies, Inc.*	91	11,815
UnitedHealth Group, Inc.(a)	309	146,030
Universal Health Services, Inc., Class B	191	24,276
Veradigm, Inc.(a)*	12,088	157,748
Zimmer Biomet Holdings, Inc.(a)	2,663	344,060
		5,151,384
Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	457	40,403
elf Beauty, Inc.(a)*	5,740	472,689
Kimberly-Clark Corp.(a)	1,793	240,656
Procter & Gamble Co. (The)(a)	1,375	204,449
Spectrum Brands Holdings, Inc.	749	49,599
		1,007,796
Materials — 7.5%
Alamos Gold, Inc., Class A (Canada)	8,232	100,677
Albemarle Corp.(a)	2,086	461,089
Alpha Metallurgical Resources, Inc.(a)	1,098	171,288
American Vanguard Corp.	9	197
ATI, Inc.(a)*	4,636	182,937
Avery Dennison Corp.	111	19,861
Avient Corp.	1,200	49,392
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.(a)	1,287	$ 70,927
CF Industries Holdings, Inc.(a)	1,389	100,689
Commercial Metals Co.	1,923	94,035
Dow, Inc.	1,941	106,406
DuPont de Nemours, Inc.(a)	11,015	790,547
Eagle Materials, Inc.(a)	105	15,409
Eastman Chemical Co.(a)	323	27,242
Ecolab, Inc.(a)	1,401	231,908
FMC Corp.	627	76,576
Franco-Nevada Corp. (Canada)	1,574	229,489
Freeport-McMoRan, Inc.	1,362	55,719
Graphic Packaging Holding Co.(a)	8,076	205,857
Greif, Inc., Class A	776	49,175
Hudbay Minerals, Inc. (Canada)	8,242	43,270
Innospec, Inc.	49	5,031
International Paper Co.(a)	2,687	96,893
Linde PLC (Ireland)	544	193,359
Livent Corp.*	4,187	90,942
LSB Industries, Inc.*	1,373	14,183
Martin Marietta Materials, Inc.(a)	391	138,828
Mosaic Co. (The)(a)	4,648	213,250
NewMarket Corp.	102	37,228
Newmont Corp.(a)	3,044	149,217
Nucor Corp.(a)	926	143,039
Nutrien Ltd. (Canada)	435	32,125
Olin Corp.(a)	3,291	182,650
Packaging Corp. of America(a)	1,041	144,522
Pactiv Evergreen, Inc.	63	504
Perimeter Solutions SA (Luxembourg)*	3,894	31,464
Reliance Steel & Aluminum Co.(a)	356	91,399
Sealed Air Corp.	1,761	80,848
Silgan Holdings, Inc.	2,225	119,416
SilverCrest Metals, Inc. (Canada)*	23	164
Steel Dynamics, Inc.(a)	1,475	166,763
Sylvamo Corp.	556	25,721
Teck Resources Ltd., Class B (Canada)	1,952	71,248
Warrior Met Coal, Inc.(a)	1,899	69,712
Westlake Corp.	475	55,090
		5,236,286
Media & Entertainment — 5.9%
Activision Blizzard, Inc.(a)	1,656	141,737
Alphabet, Inc., Class A(a)*	4,910	509,314
Bumble, Inc., Class A(a)*	8,704	170,163
Cable One, Inc.	180	126,360

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A(a)*	310	$ 110,859
Cinemark Holdings, Inc.(a)*	14,938	220,933
Comcast Corp., Class A(a)	4,278	162,179
Electronic Arts, Inc.(a)	153	18,429
Fox Corp., Class A(a)	3,260	111,003
Interpublic Group of Cos., Inc. (The)	2,095	78,018
Match Group, Inc.(a)*	3,129	120,122
Meta Platforms, Inc., Class A(a)*	2,877	609,751
Netflix, Inc.(a)*	1,109	383,137
New York Times Co. (The), Class A	1,547	60,147
News Corp., Class A(a)	2,682	46,318
Nexstar Media Group, Inc.	141	24,345
Omnicom Group, Inc.(a)	2,711	255,756
Paramount Global, Class B	887	19,789
Shutterstock, Inc.	945	68,607
Sinclair Broadcast Group, Inc., Class A	2,140	36,723
Sirius XM Holdings, Inc.(a)	48,006	190,584
Stagwell, Inc.*	205	1,521
TEGNA, Inc.	1,300	21,983
Trade Desk, Inc. (The), Class A(a)*	2,380	144,966
TripAdvisor, Inc.(a)*	10,980	218,063
Walt Disney Co. (The)*	1,098	109,943
ZipRecruiter, Inc., Class A*	2,335	37,220
ZoomInfo Technologies, Inc.(a)*	3,156	77,985
		4,075,955
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbCellera Biologics, Inc. (Canada)*	5,144	38,786
Agilent Technologies, Inc.	575	79,545
Amphastar Pharmaceuticals, Inc.*	742	27,825
Ardelyx, Inc.*	3,890	18,633
Biogen, Inc.*	208	57,830
Bristol-Myers Squibb Co.(a)	2,503	173,483
Catalyst Pharmaceuticals, Inc.(a)*	9,512	157,709
Charles River Laboratories International, Inc.*	21	4,238
Collegium Pharmaceutical, Inc.*	507	12,163
Corcept Therapeutics, Inc.*	331	7,169
Dynavax Technologies Corp.*	4,957	48,628
FibroGen, Inc.*	713	13,305
Gilead Sciences, Inc.	599	49,699
Halozyme Therapeutics, Inc.*	1,331	50,831
Harmony Biosciences Holdings, Inc.*	1,788	58,378
Horizon Therapeutics PLC (Ireland)*	336	36,671
Illumina, Inc.(a)*	741	172,320
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	1,139	$ 82,315
IQVIA Holdings, Inc.(a)*	423	84,130
Ironwood Pharmaceuticals, Inc.*	3,729	39,229
Jazz Pharmaceuticals PLC (Ireland)*	1,763	257,980
Johnson & Johnson(a)	1,930	299,150
Ligand Pharmaceuticals, Inc.*	107	7,871
Maravai LifeSciences Holdings, Inc., Class A(a)*	5,579	78,162
Medpace Holdings, Inc.*	569	107,000
Merck & Co., Inc.(a)	2,689	286,083
Mettler-Toledo International, Inc.(a)*	99	151,491
Moderna, Inc.(a)*	811	124,553
Organon & Co.	1,352	31,799
PerkinElmer, Inc.(a)	729	97,147
Pfizer, Inc.(a)	7,842	319,954
Provention Bio, Inc.*	4,772	115,005
QIAGEN N. V. (Netherlands)*	2,026	93,054
Sarepta Therapeutics, Inc.(a)*	295	40,660
TG Therapeutics, Inc.(a)*	7,633	114,800
Theravance Biopharma, Inc. (Cayman Islands)*	461	5,002
United Therapeutics Corp.(a)*	1,122	251,283
Veracyte, Inc.*	779	17,372
Viatris, Inc.(a)	18,513	178,095
Vir Biotechnology, Inc.*	662	15,405
West Pharmaceutical Services, Inc.	346	119,879
Zoetis, Inc.	404	67,242
		3,991,874
Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.(a)	1,198	147,150
Axcelis Technologies, Inc.(a)*	2,240	298,480
Broadcom, Inc.(a)	609	390,698
Cirrus Logic, Inc.(a)*	2,031	222,151
Diodes, Inc.*	972	90,163
Enphase Energy, Inc.(a)*	586	123,224
First Solar, Inc.(a)*	3,311	720,142
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	1,264	91,236
Impinj, Inc.*	361	48,923
indie Semiconductor, Inc., Class A*	85	897
KLA Corp.	210	83,826
Lam Research Corp.(a)	459	243,325
Lattice Semiconductor Corp.(a)*	1,689	161,300
MaxLinear, Inc.(a)*	3,542	124,714
Microchip Technology, Inc.(a)	3,496	292,895

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Monolithic Power Systems, Inc.	129	$ 64,570
NXP Semiconductors N. V. (Netherlands)	1,628	303,581
ON Semiconductor Corp.(a)*	2,678	220,453
PDF Solutions, Inc.*	128	5,427
Photronics, Inc.*	5,005	82,983
Qorvo, Inc.*	806	81,865
Rambus, Inc.(a)*	3,851	197,402
Semtech Corp.(a)*	1,988	47,990
Silicon Laboratories, Inc.(a)*	131	22,937
Skyworks Solutions, Inc.(a)	1,765	208,235
Synaptics, Inc.(a)*	389	43,237
Veeco Instruments, Inc.*	465	9,825
		4,327,629
Software & Services — 7.2%
A10 Networks, Inc.	750	11,617
Accenture PLC, Class A (Ireland)	466	133,187
Adeia, Inc.	457	4,049
Adobe, Inc.(a)*	805	310,223
Akamai Technologies, Inc.(a)*	669	52,383
Alteryx, Inc., Class A*	441	25,948
ANSYS, Inc.(a)*	317	105,498
Asana, Inc., Class A(a)*	10,113	213,688
Box, Inc., Class A(a)*	5,652	151,417
Ceridian HCM Holding, Inc.(a)*	873	63,921
Cvent Holding Corp.*	134	1,120
Descartes Systems Group, Inc. (The) (Canada)*	365	29,423
DigitalOcean Holdings, Inc.*	1,690	66,197
Docebo, Inc. (Canada)*	9	367
Dropbox, Inc., Class A(a)*	1,816	39,262
DXC Technology Co.(a)*	4,093	104,617
Elastic N. V. (Netherlands)*	30	1,737
Enfusion, Inc., Class A*	203	2,131
Fair Isaac Corp.*	9	6,324
Fortinet, Inc.(a)*	4,149	275,742
Gartner, Inc.(a)*	1,077	350,854
Gen Digital, Inc.	2,778	47,670
Guidewire Software, Inc.*	1,395	114,460
HubSpot, Inc.*	27	11,576
Informatica, Inc., Class A*	22	361
Intapp, Inc.*	112	5,022
InterDigital, Inc.	1,312	95,645
International Business Machines Corp.(a)	1,102	144,461
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Manhattan Associates, Inc.(a)*	102	$ 15,795
Microsoft Corp.(a)	1,763	508,273
MongoDB, Inc.(a)*	317	73,899
NCR Corp.(a)*	2,541	59,942
New Relic, Inc.(a)*	2,844	214,125
Nutanix, Inc., Class A(a)*	3,742	97,255
PagerDuty, Inc.*	2,478	86,680
Palantir Technologies, Inc., Class A*	1,468	12,405
Palo Alto Networks, Inc.(a)*	838	167,382
PowerSchool Holdings, Inc., Class A*	938	18,591
Qualys, Inc.(a)*	725	94,264
Roper Technologies, Inc.	35	15,424
Salesforce, Inc.(a)*	1,474	294,476
Samsara, Inc., Class A*	1,711	33,741
ServiceNow, Inc.(a)*	797	370,382
SolarWinds Corp.*	48	413
Splunk, Inc.(a)*	3,836	367,796
Sprinklr, Inc., Class A*	83	1,076
Squarespace, Inc., Class A*	1,161	36,885
Tenable Holdings, Inc.*	98	4,656
Varonis Systems, Inc.*	1,465	38,105
VeriSign, Inc.(a)*	466	98,480
Yext, Inc.*	2,957	28,417
Zeta Global Holdings Corp., Class A*	478	5,177
		5,012,539
Technology Hardware & Equipment — 5.1%
Amphenol Corp., Class A(a)	3,137	256,356
Apple, Inc.(a)	3,247	535,430
CDW Corp.(a)	1,257	244,977
Cisco Systems, Inc.(a)	5,201	271,882
Dell Technologies, Inc., Class C(a)	286	11,500
Digi International, Inc.*	372	12,529
Extreme Networks, Inc.*	2,436	46,576
F5, Inc.(a)*	1,066	155,305
Hewlett Packard Enterprise Co.(a)	9,241	147,209
HP, Inc.(a)	5,345	156,876
Infinera Corp.*	3,305	25,647
IonQ, Inc.*	8,497	52,256
IPG Photonics Corp.*	558	68,807
Keysight Technologies, Inc.*	325	52,481
Methode Electronics, Inc.	86	3,774
Mirion Technologies, Inc.*	742	6,337
Motorola Solutions, Inc.(a)	1,192	341,067
NetApp, Inc.(a)	1,527	97,499
NetScout Systems, Inc.*	3,394	97,238

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Pure Storage, Inc., Class A*	4,625	$ 117,984
Sanmina Corp.*	1,203	73,371
Seagate Technology Holdings PLC (Ireland)	1,072	70,881
Super Micro Computer, Inc.(a)*	3,633	387,096
TE Connectivity Ltd. (Switzerland)	464	60,853
Teledyne Technologies, Inc.(a)*	316	141,366
Vishay Intertechnology, Inc.(a)	1,537	34,767
Zebra Technologies Corp., Class A*	232	73,776
		3,543,840
Telecommunication Services — 0.9%
AT&T, Inc.(a)	13,906	267,691
EchoStar Corp., Class A*	1,146	20,960
Iridium Communications, Inc.	540	33,442
Lumen Technologies, Inc.(a)	31,948	84,662
TELUS Corp. (Canada)	2,525	50,147
United States Cellular Corp.*	340	7,048
Verizon Communications, Inc.(a)	4,225	164,310
		628,260
Transportation — 2.9%
American Airlines Group, Inc.(a)*	19,135	282,241
ArcBest Corp.(a)	584	53,973
CH Robinson Worldwide, Inc.(a)	2,637	262,039
CSX Corp.(a)	3,947	118,173
Expeditors International of Washington, Inc.(a)	2,085	229,600
Forward Air Corp.	454	48,923
Hub Group, Inc., Class A*	1,039	87,214
Kirby Corp.*	17	1,185
Landstar System, Inc.(a)	1,299	232,859
Marten Transport Ltd.	170	3,562
Norfolk Southern Corp.(a)	523	110,876
Old Dominion Freight Line, Inc.(a)	533	181,668
RXO, Inc.*	598	11,745
Ryder System, Inc.(a)	1,250	111,550
Schneider National, Inc., Class B	1,420	37,985
TFI International, Inc. (Canada)	232	27,675
Uber Technologies, Inc.(a)*	2,356	74,685
Union Pacific Corp.(a)	609	122,567
XPO, Inc.(a)*	1,835	58,536
		2,057,056
Utilities — 2.4%
AES Corp. (The)	113	2,721
American Water Works Co., Inc.	233	34,132
Atmos Energy Corp.	300	33,708
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Chesapeake Utilities Corp.	28	$ 3,584
Constellation Energy Corp.(a)	5,672	445,252
Dominion Energy, Inc.	1,060	59,265
DTE Energy Co.	126	13,802
Entergy Corp.(a)	2,236	240,907
Evergy, Inc.	25	1,528
Exelon Corp.(a)	6,017	252,052
IDACORP, Inc.	153	16,574
Montauk Renewables, Inc.*	122	960
National Fuel Gas Co.(a)	2,137	123,390
Otter Tail Corp.	818	59,117
PNM Resources, Inc.	533	25,946
Public Service Enterprise Group, Inc.(a)	5,233	326,801
SJW Group	243	18,500
		1,658,239
TOTAL COMMON STOCKS (Cost $61,270,867)		66,543,274
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		2,972,994
NET ASSETS - 100.0%		$ 69,516,268

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents (70.6)% of net assets as of March 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	510	$ 17,922	$ 20,890	$ 4,068
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,258	58,482	61,780	6,861
Ford Motor Co.	USFF +0.250%	Weekly	MS	01/10/28	3,585	41,536	45,171	5,927
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	1,773	61,647	65,034	7,077
Lear Corp.	USFF +0.250%	Weekly	MS	01/10/28	80	11,135	11,159	717
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	69	3,362	3,696	561
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	262	5,568	6,039	789
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2	136	159	34
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	328	50,662	51,440	3,666
					7,867	250,450	265,368	29,700
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/08/27	468	53,299	49,191	(249)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	163	9,508	11,271	2,359
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	407	36,256	34,273	66
AGCO Corp.	USFF +0.250%	Weekly	MS	01/10/28	195	25,933	26,364	1,888
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	202	8,438	9,138	1,228
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	246	34,751	35,751	3,057
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	78	10,972	11,086	759
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	138	9,518	9,831	856
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,405	28,033	30,741	4,306
Atkore, Inc.	USFF +0.250%	Weekly	MS	08/29/25	158	13,115	22,196	9,828
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	07/08/27	651	140,574	146,377	13,815
Blue Bird Corp.	USFF +0.250%	Weekly	MS	01/10/28	51	1,052	1,042	50
BlueLinx Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7	479	476	24
Boeing Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	346	69,196	73,501	8,248
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/06/26	263	15,693	16,635	2,448
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/07/27	283	20,750	25,125	5,596
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/07/27	238	56,078	53,805	993
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/07/27	768	30,094	35,136	6,958
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	218	50,645	49,887	2,245
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,035	128,650	129,789	8,471
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	119	16,859	17,369	1,475
Crane Holdings Co.	USFF +0.250%	Weekly	MS	07/08/27	369	41,004	41,882	3,386
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/10/28	31	5,334	5,464	439
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	89	33,611	36,746	5,272
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	305	$18,157	$ 19,929	$ 2,920
Dover Corp.	USFF +0.250%	Weekly	MS	07/08/27	34	4,489	5,166	1,199
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	126	21,362	21,589	1,486
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	224	32,870	36,420	5,471
Encore Wire Corp.	USFF +0.250%	Weekly	MS	07/06/26	543	63,815	100,634	40,735
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	403	10,124	10,277	729
EnPro Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	97	10,660	10,077	44
Esab Corp.	USFF +0.250%	Weekly	MS	01/10/28	21	1,219	1,240	92
Fortive Corp.	USFF +0.250%	Weekly	MS	01/07/27	513	30,566	34,971	6,221
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,085	62,509	63,722	4,884
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	34	7,569	7,759	622
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	504	30,200	48,182	19,790
GMS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	82	4,537	4,747	469
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	531	19,150	16,997	(1,040)
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	561	4,628	4,724	360
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	160	31,810	30,579	703
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	762	26,030	32,286	7,785
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	182	36,010	44,282	10,849
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8	1,655	1,656	95
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	118	24,938	28,727	5,493
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,316	74,204	76,565	6,430
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	62	630	611	18
Kaman Corp.	USFF +0.250%	Weekly	MS	01/10/28	28	629	640	50
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28	3,443	4,735	1,530
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	112	47,339	52,946	9,027
Manitowoc Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	6	102	103	7
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	270	13,186	13,424	1,031
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	902	52,158	66,279	17,943
Nordson Corp.	USFF +0.250%	Weekly	MS	01/05/26	57	12,103	12,669	1,431
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	957	39,972	41,094	3,436
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	283	20,917	23,885	4,238
Owens Corning	USFF +0.250%	Weekly	MS	01/10/28	432	42,423	41,386	1,532
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	231	15,765	16,909	2,442
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	193	28,427	32,162	5,391
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	125	$ 28,860	$ 29,091	$ 1,846
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/10/28	128	17,762	18,013	1,301
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,374	5,753	5,551	92
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,552	34,049	35,370	3,054
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	95	9,117	10,416	1,833
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	49	11,847	12,098	939
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	124	4,828	4,697	145
Terex Corp.	USFF +0.250%	Weekly	MS	01/10/28	851	45,903	41,171	(2,043)
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,157	72,860	81,719	13,091
Thermon Group Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	79	2,040	1,969	45
Titan International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10	105	105	6
Toro Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	16	1,760	1,779	119
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	96	17,451	17,662	1,206
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	35	25,460	25,797	1,788
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	308	23,599	24,477	2,384
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	168	5,687	5,885	522
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	104	33,738	33,205	1,418
Veritiv Corp.	USFF +0.250%	Weekly	MS	07/06/26	332	39,038	44,866	8,398
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	585	12,300	14,385	2,841
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24	7,299	7,636	772
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	136	23,117	22,892	1,105
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/06/26	160	13,466	16,170	3,550
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,327	61,051	62,210	4,639
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	128	63,850	88,168	28,482
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/08/27	517	53,597	54,130	3,742
					28,578	2,247,975	2,439,910	328,206
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	651	7,042	8,404	1,764
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	194	42,730	43,190	3,216
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	69	$ 6,509	$ 6,396	$ 266
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	11	581	591	43
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	209	29,866	30,633	2,723
CACI International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	52	15,031	15,407	1,233
CBIZ, Inc.	USFF +0.250%	Weekly	MS	07/08/27	168	7,989	8,314	782
Cintas Corp.	USFF +0.250%	Weekly	MS	07/06/26	55	24,011	25,447	2,989
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	1,833	17,044	17,212	1,139
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	408	55,146	58,164	6,161
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	73	8,791	8,873	584
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	314	16,645	23,616	7,919
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	90	91	7
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	4	42	42	3
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/08/27	150	17,284	18,233	2,000
Korn Ferry	USFF +0.250%	Weekly	MS	01/07/27	185	10,690	9,572	(418)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	386	38,331	35,535	(498)
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/05/26	332	37,383	38,044	3,273
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	166	21,518	22,447	2,237
Ritchie Bros Auctioneers, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	234	12,505	13,159	1,388
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	286	21,843	23,043	2,818
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,865	69,089	69,993	5,030
Science Applications International Corp.	USFF +0.250%	Weekly	MS	01/10/28	224	23,343	24,071	2,073
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/07/27	124	16,305	18,217	2,994
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	359	39,546	46,713	9,664
TransUnion	USFF +0.250%	Weekly	MS	01/10/28	229	13,388	14,230	1,618
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	124	9,099	9,996	1,416
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	189	32,291	36,262	5,940
Verra Mobility Corp.	USFF +0.250%	Weekly	MS	01/07/27	70	958	1,184	281
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34	5,190	5,548	857
					9,001	600,280	632,627	69,502
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,591	156,157	164,334	17,077
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	512	4,467	4,244	32
AutoNation, Inc.	USFF +0.250%	Weekly	MS	08/29/25	147	14,556	19,751	6,024
AutoZone, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2	3,574	4,916	1,546
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,241	$ 33,547	$ 45,396	$ 14,506
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	7	460	548	122
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	08/29/25	944	31,237	33,691	7,440
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	01/10/28	203	42,475	41,026	972
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	368	24,032	23,655	945
Chico's FAS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	252	1,380	1,386	85
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	86	3,166	3,816	2,282
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	218	20,641	24,270	5,461
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/10/28	152	24,839	25,431	2,163
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	51	9,277	11,547	2,886
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	32	9,003	9,444	1,030
LKQ Corp.	USFF +0.250%	Weekly	MS	01/05/26	744	37,836	42,229	7,258
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/07/27	220	38,909	43,993	7,849
Monro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4	197	198	12
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	67	15,228	17,289	3,089
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12	191	195	15
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	589	21,877	26,493	5,863
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12	9,848	10,188	901
Overstock.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	555	10,593	11,250	1,247
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	380	29,097	40,329	13,238
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	24	1,844	1,881	142
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	64	26,751	34,923	10,711
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,570	38,694	43,520	7,069
Warby Parker, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	776	11,502	8,218	(2,917)
					10,823	621,378	694,161	117,048
Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/10/28	503	24,940	23,641	(545)
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	98	21,521	31,139	10,950
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	19	186	194	19
Crocs, Inc.	USFF +0.250%	Weekly	MS	01/10/28	71	9,081	8,977	414
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/07/27	260	20,519	25,399	6,158
GoPro, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	1,464	9,025	7,364	(1,165)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,628	83,853	87,407	7,813
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18	1,991	2,053	175
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	137	5,091	6,629	1,929
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/08/27	430	14,082	13,708	698
Malibu Boats, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	94	4,887	5,306	698
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	62	$ 6,069	$ 6,214	$ 491
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	343	39,163	42,066	5,199
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,736	26,764	19,686	(5,552)
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/10/28	489	55,211	54,098	2,228
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	308	17,150	17,950	1,818
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	01/05/26	228	11,523	17,152	6,286
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/10/28	147	2,812	2,884	232
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	08/29/25	965	31,815	34,740	5,648
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,458	83,168	105,964	28,830
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	07/08/27	1,524	10,245	13,000	3,411
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	546	15,116	15,130	864
Whirlpool Corp.	USFF +0.250%	Weekly	MS	01/10/28	60	7,930	7,921	533
					13,588	502,142	548,622	77,132
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/10/28	699	5,033	5,054	316
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/07/27	757	28,388	29,235	2,458
Bloomin' Brands, Inc.	USFF +0.250%	Weekly	MS	01/07/27	589	9,777	15,108	6,194
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2	4,559	5,305	1,834
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	161	9,605	12,395	3,497
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,547	167,331	173,129	14,999
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	202	31,175	31,342	1,944
Denny's Corp.	USFF +0.250%	Weekly	MS	01/10/28	364	4,236	4,062	68
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	07/08/27	57	3,765	3,855	345
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	183	17,835	17,756	938
Graham Holdings Co., Class B	USFF +0.250%	Weekly	MS	01/07/27	2	1,083	1,192	181
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/10/28	87	9,854	9,909	598
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	147	19,218	20,708	2,581
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	117	2,608	3,136	919
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	210	35,856	34,868	1,057
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/07/27	169	40,560	47,254	9,768
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	483	$ 13,911	$ 21,455	$ 8,536
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	01/05/26	33	2,473	2,447	185
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	82	5,692	6,144	981
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	212	6,468	6,288	(55)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	78	5,107	5,237	460
Rover Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	83	86	8
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	145	3,674	3,873	409
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/10/28	499	51,103	51,961	3,674
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	794	16,739	17,293	1,509
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/08/27	109	14,682	20,010	6,645
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	07/08/27	117	8,153	7,938	278
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	474	59,577	62,606	6,733
					10,338	578,545	619,646	77,060
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/08/27	289	66,128	62,557	281
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	61	28,332	30,309	3,657
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/10/28	275	38,200	39,476	3,542
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	66	4,506	4,718	491
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/06/26	483	14,277	16,919	3,541
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,144	74,104	79,199	9,319
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	08/29/25	784	28,948	27,111	1,278
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	548	70,356	80,803	15,174
					4,650	324,851	341,092	37,283
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,477	125,063	103,374	(14,562)
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,749	107,755	99,129	(2,873)
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	348	48,742	45,748	1,548
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	96	2,147	2,771	1,200
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	194	9,841	10,738	1,726
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	510	71,218	80,376	15,466
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Chevron Corp.	USFF +0.250%	Weekly	MS	07/06/26	352	$55,491	$57,432	$ 5,858
CNX Resources Corp.	USFF +0.250%	Weekly	MS	01/10/28	219	3,421	3,508	283
Comstock Resources, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,352	13,941	14,588	1,197
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	358	37,710	35,517	223
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	854	49,083	49,763	3,589
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,768	41,936	43,387	3,862
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	5,918	39,511	41,781	4,810
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	287	8,623	9,408	1,969
Denbury, Inc.	USFF +0.250%	Weekly	MS	01/07/27	129	8,199	11,304	3,573
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	6,237	57,224	67,422	15,413
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	502	10,822	10,010	(97)
Dril-Quip, Inc.	USFF +0.250%	Weekly	MS	07/08/27	42	863	1,205	391
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,343	51,196	51,235	2,860
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,733	28,531	24,973	(1,936)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/06/26	187	21,833	21,436	1,147
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	748	24,026	23,869	1,289
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,275	21,547	18,930	(1,127)
Expro Group Holdings N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	22	399	404	28
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	633	60,054	69,415	15,115
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	502	14,985	16,857	3,652
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	46	3,532	3,680	350
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/06/26	549	18,888	19,627	2,185
Hess Corp.	USFF +0.250%	Weekly	MS	01/10/28	234	31,978	30,968	526
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/10/28	840	41,925	40,639	1,201
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	294	11,405	14,938	4,623
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,114	37,115	37,016	2,822
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	01/10/28	4,734	34,090	35,221	2,901
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	29	3,130	3,910	7,203
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,092	40,403	40,382	2,580
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	215	31,558	26,211	(3,549)
NexTier Oilfield Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,491	22,983	19,803	(1,905)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	1,163	$ 3,885	$ 4,605	$ 1,080
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	08/29/25	746	40,646	46,573	8,596
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/07/27	889	30,165	28,804	756
Phillips 66	USFF +0.250%	Weekly	MS	07/06/26	86	8,597	8,719	621
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,836	72,882	75,069	6,533
RPC, Inc.	USFF +0.250%	Weekly	MS	01/10/28	506	4,689	3,891	(521)
Southwestern Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	17,016	88,877	85,080	1,269
Talos Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	268	4,016	3,977	156
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	1,890	14,833	25,799	11,811
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,996	26,286	23,832	(1,053)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	158	6,919	10,279	3,755
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	52	6,134	7,259	1,732
W&T Offshore, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,043	6,182	5,298	(541)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/07/27	556	18,240	32,999	15,741
					76,678	1,523,519	1,549,159	133,476
Financial Services
Affiliated Managers Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	94	11,083	13,387	2,976
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	244	67,560	75,340	11,629
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	37	26,453	24,757	(5)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/07/27	215	26,536	28,862	4,019
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	187	33,517	35,814	4,583
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18	7,182	7,472	725
Federated Hermes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	223	8,113	8,951	1,370
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,109	49,997	56,816	11,138
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	612	58,870	63,825	8,869
Janus Henderson Group PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	523	14,414	13,933	271
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31	8,823	12,130	3,827
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/29/25	825	45,563	45,103	2,696
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Open Lending Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	941	$ 7,791	$ 6,625	$ (783)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	353	35,801	39,854	7,331
					6,412	401,703	432,869	58,646
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,020	44,872	45,512	5,473
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	135	9,799	10,754	2,128
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	192	18,260	18,340	1,209
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/08/27	844	47,251	51,391	8,086
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/08/27	932	48,752	51,241	5,272
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	839	73,478	77,977	8,663
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	893	49,955	55,393	9,540
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	08/29/25	28	10,419	14,982	5,272
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	98	21,150	22,137	2,193
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	87	1,015	1,021	71
Duckhorn Portfolio, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	123	1,916	1,956	149
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	341	24,667	29,142	6,272
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	68	10,309	10,701	980
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	97	97	6
Kellogg Co.	USFF +0.250%	Weekly	MS	01/05/26	700	47,574	46,872	2,808
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,625	57,773	57,330	3,420
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	708	27,349	27,378	1,745
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	337	27,359	35,223	9,604
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	37	7,000	7,507	952
MGP Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/08/27	98	10,004	9,479	55
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	283	14,637	14,625	883
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/06/26	224	37,037	40,835	6,812
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	244	23,213	23,729	2,050
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,101	26,888	25,521	69
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	528	7,079	8,105	1,494
TreeHouse Foods, Inc.	USFF +0.250%	Weekly	MS	01/05/26	416	17,315	20,979	4,650
Vector Group Ltd.	USFF +0.250%	Weekly	MS	01/10/28	6	71	72	5
					11,908	665,239	708,299	89,861
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/10/28	528	$ 53,124	$ 53,465	$ 3,476
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/08/27	78	8,040	8,327	745
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12	3,677	4,010	543
Amedisys, Inc.	USFF +0.250%	Weekly	MS	01/10/28	105	7,632	7,723	526
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	413	415	25
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/06/26	246	6,722	7,316	974
Axonics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	716	45,608	39,065	(3,943)
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	414	27,611	31,257	5,799
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	876	64,147	55,372	(5,119)
Chemed Corp.	USFF +0.250%	Weekly	MS	01/10/28	17	8,396	9,142	1,268
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/07/27	110	31,429	28,108	(1,292)
Community Health Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	48	234	235	15
Cooper Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	41	13,974	15,308	2,131
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	730	21,210	16,294	(3,770)
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/29/25	1,407	111,367	104,554	(797)
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	67	4,900	5,434	814
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	273	8,172	10,723	3,093
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/07/27	554	53,222	64,364	14,214
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/08/27	574	40,649	47,487	9,312
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/06/26	47	21,826	21,611	1,108
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	798	40,563	42,685	4,412
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	89	8,060	8,503	912
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	572	29,652	17,858	(10,104)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	552	35,613	45,281	11,697
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	171	34,325	45,089	12,949
Hims & Hers Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,749	14,588	17,350	3,594
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	269	21,270	21,708	1,651
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	100	51,206	48,546	338
Inspire Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	137	29,434	32,068	4,299
Insulet Corp.	USFF +0.250%	Weekly	MS	07/08/27	123	35,231	39,232	6,433
Integra LifeSciences Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	266	14,575	15,271	1,523
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	241	28,380	29,891	3,129
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,187	63,883	97,999	37,981
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	114	$ 6,424	$ 4,968	$ (1,144)
McKesson Corp.	USFF +0.250%	Weekly	MS	08/29/25	27	8,486	9,613	2,051
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	498	39,313	40,149	3,345
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	201	55,636	53,765	1,236
NextGen Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	285	5,407	4,962	(137)
Option Care Health, Inc.	USFF +0.250%	Weekly	MS	01/07/27	158	4,172	5,020	1,086
Shockwave Medical, Inc.	USFF +0.250%	Weekly	MS	07/08/27	276	52,763	59,845	10,148
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	20	5,526	5,709	568
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	721	47,907	54,601	9,425
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24	2,949	3,116	335
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	101	47,737	47,732	3,278
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	55	6,595	6,991	585
Veradigm, Inc.	USFF +0.250%	Weekly	MS	08/29/25	3,508	53,877	45,779	(5,027)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	777	95,127	100,388	10,921
					19,867	1,371,052	1,434,329	144,606
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	126	10,712	11,140	1,039
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,528	75,373	125,831	55,295
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	489	62,488	65,634	7,677
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	386	51,049	57,394	9,567
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	208	12,934	13,774	1,632
					2,737	212,556	273,773	75,210
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	2,151	22,049	26,307	5,707
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/10/28	599	132,970	132,403	5,408
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	292	37,078	45,552	12,162
American Vanguard Corp.	USFF +0.250%	Weekly	MS	01/10/28	2	44	44	2
ATI, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,453	55,282	57,335	5,204
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/08/27	23	4,092	4,115	245
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Avient Corp.	USFF +0.250%	Weekly	MS	01/10/28	340	$ 13,554	$ 13,994	$ 1,236
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	358	18,137	19,729	2,731
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	329	23,182	23,849	2,562
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	511	24,942	24,988	1,460
Dow, Inc.	USFF +0.250%	Weekly	MS	01/10/28	534	30,100	29,274	1,153
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,026	218,995	217,176	11,599
Eagle Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	27	3,096	3,962	1,102
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/08/27	69	5,038	5,819	1,160
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	372	59,142	61,577	6,151
FMC Corp.	USFF +0.250%	Weekly	MS	01/10/28	166	21,129	20,274	423
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	423	52,004	61,673	13,404
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/10/28	358	14,084	14,646	671
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/10/28	2,223	52,156	56,664	7,752
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	204	13,515	12,927	315
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,688	12,809	14,112	2,023
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15	1,519	1,540	111
International Paper Co.	USFF +0.250%	Weekly	MS	01/07/27	717	23,840	25,855	3,978
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	160	51,147	56,870	8,879
Livent Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,152	24,768	25,021	1,629
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	369	4,491	3,812	(423)
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	106	36,700	37,636	3,077
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	1,265	58,008	58,038	3,827
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	28	9,749	10,219	1,090
Newmont Corp.	USFF +0.250%	Weekly	MS	01/10/28	864	37,558	42,353	7,502
Nucor Corp.	USFF +0.250%	Weekly	MS	01/05/26	259	30,531	40,008	11,800
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	124	9,217	9,157	494
Olin Corp.	USFF +0.250%	Weekly	MS	01/07/27	907	41,433	50,339	11,819
Packaging Corp. of America	USFF +0.250%	Weekly	MS	01/07/27	284	37,037	39,428	4,876
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20	168	160	2
Perimeter Solutions SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/08/27	1,043	9,645	8,427	(689)
Reliance Steel & Aluminum Co.	USFF +0.250%	Weekly	MS	01/07/27	98	21,134	25,161	5,408
Sealed Air Corp.	USFF +0.250%	Weekly	MS	08/29/25	479	22,938	21,991	458
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	622	31,656	33,383	3,662
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	7	50	50	3
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	412	42,116	46,581	7,058
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sylvamo Corp.	USFF +0.250%	Weekly	MS	01/07/27	154	$ 5,427	$ 7,124	$ 2,077
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/07/27	516	13,692	18,834	6,206
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	536	17,097	19,677	4,460
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	131	15,209	15,193	812
					26,416	1,358,528	1,443,277	170,586
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	436	32,727	37,317	6,505
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	1,365	127,304	141,591	21,559
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	2,540	53,924	49,657	(1,193)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/08/27	46	30,739	32,292	3,357
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	110	38,784	39,337	2,537
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,537	46,999	67,102	23,059
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,150	37,989	43,597	7,879
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41	4,845	4,938	328
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	897	27,411	30,543	4,991
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	565	19,133	21,041	3,222
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	882	35,873	33,860	(63)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	775	95,029	164,254	75,073
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	314	68,859	108,481	43,648
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	07/08/27	406	14,602	15,785	2,031
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	748	11,588	12,918	2,146
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	38	6,420	6,561	553
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	763	69,222	71,981	7,072
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/10/28	149	3,053	3,324	462
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/07/27	258	13,255	18,731	6,381
Sinclair Broadcast Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	600	10,464	10,296	614
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,483	76,056	53,528	(19,460)
Stagwell, Inc.	USFF +0.250%	Weekly	MS	01/10/28	60	407	445	62
TEGNA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	345	6,850	5,834	(536)
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	668	36,637	40,688	6,679
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,059	67,974	60,752	(3,348)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	300	28,464	30,039	3,198
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	644	$ 10,544	$ 10,265	$ 320
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	863	22,567	21,325	(288)
					36,042	997,719	1,136,482	196,788
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,696	14,688	12,788	(1,063)
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	194	27,930	26,838	500
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/07/27	206	6,466	7,725	1,628
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,062	4,791	5,087	570
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	56	14,925	15,570	1,540
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	462	30,824	32,021	3,588
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,542	39,916	42,146	4,505
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	989	1,009	76
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	139	3,384	3,335	143
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/06/26	88	1,691	1,906	333
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,330	14,639	13,047	(922)
FibroGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	178	3,614	3,321	(136)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/10/28	134	10,623	11,118	1,256
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	352	12,793	13,443	1,210
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	465	21,691	15,182	(5,273)
Horizon Therapeutics PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	104	7,862	11,351	3,937
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/07/27	207	40,466	48,138	9,968
Incyte Corp.	USFF +0.250%	Weekly	MS	01/10/28	310	21,913	22,404	1,740
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	123	22,033	24,463	3,667
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,010	10,972	10,625	279
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	476	66,548	69,653	6,872
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/07/27	479	$ 78,151	$ 74,245	$ 956
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28	1,988	2,060	185
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,513	28,372	21,197	(5,558)
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	156	31,202	29,336	(283)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	723	73,353	76,920	8,558
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	28	31,044	42,846	13,571
Moderna, Inc.	USFF +0.250%	Weekly	MS	01/07/27	233	27,558	35,784	9,797
Organon & Co.	USFF +0.250%	Weekly	MS	01/10/28	344	8,448	8,091	155
PerkinElmer, Inc.	USFF +0.250%	Weekly	MS	01/05/26	199	25,912	26,519	1,995
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,177	90,883	88,822	4,016
Provention Bio, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,322	21,500	31,860	11,586
QIAGEN N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	562	25,594	25,813	1,654
Sarepta Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	84	6,282	11,578	5,654
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,138	19,000	32,156	14,765
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	137	1,429	1,486	139
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/10/28	310	71,746	69,428	1,771
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/08/27	225	5,499	5,018	(198)
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,192	50,389	49,947	3,997
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	199	4,033	4,631	843
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	93	28,729	32,222	5,130
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/06/26	111	18,175	18,475	1,336
					27,392	1,028,045	1,079,604	114,487
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	495	47,456	60,801	16,280
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	721	47,838	96,073	51,452
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/29/25	147	82,808	94,306	17,676
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	558	58,102	61,034	6,244
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	260	21,522	24,118	3,804
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6	1,111	1,262	4,281
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/10/28	863	177,457	187,703	20,359
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/08/27	347	$ 17,232	$ 25,046	$ 8,949
Impinj, Inc.	USFF +0.250%	Weekly	MS	07/08/27	95	11,506	12,874	2,046
indie Semiconductor, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	22	235	232	11
KLA Corp.	USFF +0.250%	Weekly	MS	01/10/28	58	22,430	23,152	2,055
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	129	49,127	68,385	22,415
Lattice Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	443	21,570	42,307	21,966
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/07/27	973	35,104	34,259	1,156
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	941	58,557	78,837	24,377
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39	19,221	19,521	1,416
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	452	68,340	84,287	20,514
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	806	51,084	66,350	18,674
PDF Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	37	1,447	1,569	204
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,415	24,299	23,461	479
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	221	22,983	22,447	768
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,058	26,377	54,233	29,883
Semtech Corp.	USFF +0.250%	Weekly	MS	07/08/27	535	15,069	12,915	(1,568)
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/07/27	40	5,430	7,004	1,889
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	488	56,554	57,574	4,396
Synaptics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	107	9,397	11,893	3,398
Veeco Instruments, Inc.	USFF +0.250%	Weekly	MS	01/10/28	138	2,893	2,916	188
					11,394	955,149	1,174,559	283,312
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/08/27	231	3,639	3,578	144
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	120	30,578	34,297	5,890
Adeia, Inc.	USFF +0.250%	Weekly	MS	01/10/28	176	1,551	1,559	100
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	172	49,213	66,284	19,976
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	181	14,354	14,172	337
Alteryx, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	98	6,566	5,766	(569)
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	86	21,218	28,621	8,622
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,772	58,131	58,572	3,754
Box, Inc., Class A	USFF +0.250%	Weekly	MS	07/06/26	1,514	40,259	40,560	1,936
Ceridian HCM Holding, Inc.	USFF +0.250%	Weekly	MS	07/08/27	239	12,406	17,500	5,801
Cvent Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	25	209	209	12
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/07/27	96	$ 5,979	$ 7,739	$ 2,101
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	465	16,021	18,214	3,107
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	4	149	163	23
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	489	9,670	10,572	1,510
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/08/27	1,101	29,561	28,142	265
Elastic N. V. (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	8	458	463	32
Enfusion, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	93	992	977	41
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	2	1,395	1,405	90
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,006	53,686	66,859	17,273
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/05/26	281	87,893	91,541	8,600
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	761	14,652	13,059	(717)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	369	28,148	30,276	3,733
HubSpot, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8	3,337	3,430	283
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6	99	98	6
Intapp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29	1,242	1,300	129
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	354	24,153	25,807	3,075
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	300	38,297	39,327	3,213
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	01/07/27	34	3,736	5,265	1,742
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	464	106,682	133,771	34,581
MongoDB, Inc.	USFF +0.250%	Weekly	MS	07/08/27	90	16,697	20,981	5,542
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	687	13,153	16,206	3,790
New Relic, Inc.	USFF +0.250%	Weekly	MS	07/08/27	783	54,047	58,952	7,985
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,030	21,907	26,770	6,197
PagerDuty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	679	21,842	23,751	3,154
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	415	4,109	3,507	(368)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	229	42,128	45,740	6,291
PowerSchool Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	253	4,964	5,014	333
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	199	21,569	25,874	5,751
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10	4,255	4,407	395
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	324	43,101	64,729	25,803
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	446	8,575	8,795	709
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	222	$ 83,887	$ 103,168	$ 24,047
SolarWinds Corp.	USFF +0.250%	Weekly	MS	01/10/28	12	101	103	8
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,055	90,643	101,153	15,668
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	30	383	389	28
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	319	9,169	10,135	1,488
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28	1,285	1,330	118
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	390	10,389	10,144	347
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	127	22,550	26,839	5,633
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	771	5,643	7,409	2,088
Zeta Global Holdings Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	165	1,712	1,787	173
					19,748	1,146,383	1,316,709	240,270
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	846	59,387	69,135	13,632
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	629	82,282	103,722	26,979
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	313	51,737	61,001	12,843
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,217	50,084	63,619	17,042
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/08/27	68	2,647	2,734	371
Digi International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	124	4,242	4,176	176
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	660	9,577	12,619	3,572
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	280	39,384	40,793	3,651
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	2,359	31,207	37,579	8,957
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,439	43,143	42,235	2,941
Infinera Corp.	USFF +0.250%	Weekly	MS	07/08/27	878	5,737	6,813	1,515
IonQ, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,381	12,249	14,643	3,091
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/10/28	150	18,199	18,497	1,266
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	87	13,757	14,049	1,076
Methode Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17	717	746	70
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	206	1,643	1,759	210
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	328	85,442	93,851	13,994
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/05/26	414	29,301	26,434	(388)
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	902	29,259	25,842	(1,749)
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,267	30,398	32,321	3,688
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/08/27	328	19,146	20,005	1,947
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	293	18,045	19,373	2,471
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	959	$ 84,962	$102,181	$ 22,062
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	117	14,638	15,345	1,543
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	87	33,880	38,920	7,240
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/06/26	426	8,980	9,636	1,415
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	62	18,716	19,716	2,067
					16,837	798,759	897,744	151,682
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,881	70,940	74,709	9,504
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	08/29/25	1,304	35,615	23,850	(9,735)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	152	6,484	9,413	3,315
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,793	40,836	23,301	(15,898)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	695	14,388	13,803	364
United States Cellular Corp.	USFF +0.250%	Weekly	MS	01/10/28	90	1,883	1,866	91
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,155	45,645	44,918	2,679
					16,070	215,791	191,860	(9,680)
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,093	81,853	75,122	(2,066)
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/29/25	592	27,367	54,713	30,701
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	714	71,991	70,950	3,384
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,124	32,467	33,653	3,126
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/07/27	538	54,460	59,245	8,189
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/07/27	121	12,009	13,039	1,777
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	265	20,670	22,244	2,752
Kirby Corp.	USFF +0.250%	Weekly	MS	01/10/28	5	344	349	308
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	349	61,297	62,562	4,918
Marten Transport Ltd.	USFF +0.250%	Weekly	MS	01/10/28	57	1,166	1,194	95
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/08/27	145	30,912	30,740	1,712
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/07/27	146	$ 40,554	$ 49,763	$ 11,607
RXO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	166	3,182	3,260	260
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	345	29,326	30,788	3,467
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	395	10,646	10,566	541
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	62	7,534	7,396	310
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	648	19,644	20,542	2,014
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/05/26	171	33,928	34,415	2,968
XPO, Inc.	USFF +0.250%	Weekly	MS	01/07/27	512	16,951	16,333	330
					11,448	556,301	596,874	76,393
Utilities
AES Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	38	748	915	228
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	62	8,663	9,082	914
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	97	11,022	10,899	517
Chesapeake Utilities Corp.	USFF +0.250%	Weekly	MS	01/10/28	11	1,397	1,408	90
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/29/25	1,518	115,817	119,163	10,454
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	290	15,809	16,214	1,619
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	32	3,393	3,505	324
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	571	59,669	61,520	5,244
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7	425	428	27
Exelon Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,568	59,374	65,684	10,577
IDACORP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	44	4,523	4,767	502
Montauk Renewables, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29	243	228	(1)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/08/27	588	36,350	33,951	(103)
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/07/27	236	15,401	17,056	2,788
PNM Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	146	7,142	7,107	372
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,455	84,522	90,865	12,270
SJW Group	USFF +0.250%	Weekly	MS	01/10/28	70	5,287	5,329	344
					6,762	429,785	448,121	46,166

Total Reference Entity — Long						16,786,150	18,225,085	2,507,734
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(212)	$(17,971)	$(18,287)	$(366)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
Gentex Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,268)	$ (36,658)	$ (35,542)	$ 1,008
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,341)	(87,581)	(81,023)	6,314
LCI Industries	USFF -0.250%	Weekly	MS	01/05/26	(246)	(36,428)	(27,028)	8,503
Luminar Technologies, Inc.	USFF -4.380%	Weekly	MS	01/07/27	(7,691)	(56,240)	(49,915)	6,188
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,070)	(42,135)	(39,494)	1,843
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(340)	(25,033)	(23,103)	1,860
					(12,168)	(302,046)	(274,392)	25,350
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,580)	(92,929)	(102,698)	(10,185)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(458)	(27,177)	(44,284)	(19,070)
AAR Corp.	USFF -0.250%	Weekly	MS	07/08/27	(862)	(43,777)	(47,022)	(3,853)
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,792)	(88,255)	(100,657)	(14,227)
AerSale Corp.	USFF -2.480%	Weekly	MS	07/08/27	(593)	(10,450)	(10,211)	210
Alamo Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(118)	(16,602)	(21,731)	(5,922)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(207)	(20,541)	(18,498)	1,937
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,920)	(102,280)	(94,502)	7,493
American Woodmark Corp.	USFF -0.250%	Weekly	MS	08/29/25	(385)	(31,510)	(20,047)	11,699
API Group Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,032)	(18,401)	(23,199)	(5,430)
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(8,611)	(313,391)	(202,703)	110,715
AZZ, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(616)	(25,636)	(25,404)	(34)
Ballard Power Systems, Inc. (Canada)	USFF -1.280%	Weekly	MS	01/05/26	(20,868)	(224,452)	(116,235)	107,591
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(47)	(1,863)	(1,893)	(36)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,490)	(151,535)	(146,536)	4,599
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(842)	(15,361)	(16,781)	(1,463)
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,656)	(107,064)	(104,394)	803
Cadre Holdings, Inc.	USFF -2.880%	Weekly	MS	01/07/27	(836)	(21,386)	(18,007)	3,186
ChargePoint Holdings, Inc.	USFF -5.780%	Weekly	MS	01/10/28	(5,771)	(55,609)	(60,422)	(4,969)
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	01/07/27	(323)	(13,607)	(12,003)	1,456
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	08/29/25	(2,590)	(70,077)	(69,775)	99
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(3,703)	(83,244)	(85,539)	(2,768)
Cummins, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,187)	(302,856)	(283,551)	20,354
Ducommun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(41)	(2,183)	(2,243)	(66)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,996)	$(189,148)	$(186,925)	$ 1,208
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,456)	(31,718)	(33,561)	(1,981)
EnerSys	USFF -0.250%	Weekly	MS	07/06/26	(999)	(79,896)	(86,793)	(8,601)
Evoqua Water Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,879)	(110,139)	(143,144)	(34,753)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,313)	(56,253)	(71,178)	(16,719)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/07/27	(12,380)	(402,769)	(420,920)	(24,709)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(487)	(43,936)	(45,827)	(2,669)
FuelCell Energy, Inc.	USFF -0.624%	Weekly	MS	01/10/28	(8,976)	(26,380)	(25,582)	725
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(1,937)	(24,545)	(26,905)	(2,610)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,459)	(171,875)	(157,587)	13,356
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(514)	(24,919)	(24,929)	(148)
Gorman-Rupp Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1)	(24)	(25)	(4)
Graco, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,552)	(108,969)	(113,312)	(4,646)
GrafTech International Ltd.	USFF -0.259%	Weekly	MS	07/08/27	(10,520)	(56,970)	(51,127)	5,569
Greenbrier Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/07/27	(52)	(2,561)	(1,673)	825
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,575)	(79,877)	(77,059)	2,507
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(416)	(27,803)	(27,206)	442
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,417)	(337,323)	(275,296)	56,588
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,996)	(140,032)	(142,400)	(3,897)
IDEX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(987)	(219,925)	(228,027)	(8,716)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,329)	(221,255)	(156,085)	64,472
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,236)	(119,368)	(135,082)	(16,602)
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(3,621)	(233,076)	(218,057)	15,083
Kennametal, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,527)	(43,348)	(42,115)	1,110
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(12,263)	(203,709)	(165,305)	37,253
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(475)	(46,417)	(43,116)	3,172
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(409)	(35,663)	(38,626)	(3,820)
Maxar Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,112)	(339,707)	(363,139)	(24,443)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(736)	$ (22,877)	$ (22,433)	$ (442)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,640)	(283,387)	(237,197)	45,283
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(376)	(67,548)	(55,125)	14,493
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,060)	(43,317)	(39,463)	3,730
MSC Industrial Direct Co, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(879)	(74,426)	(73,836)	319
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(13,035)	(151,704)	(181,708)	(32,486)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(426)	(39,937)	(53,680)	(14,468)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,393)	(16,269)	(15,532)	692
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/08/27	(655)	(56,901)	(54,483)	1,887
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/10/28	(208)	(73,669)	(69,911)	4,365
Parsons Corp.	USFF -0.250%	Weekly	MS	01/10/28	(542)	(23,799)	(24,249)	(516)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(720)	(15,724)	(18,079)	(2,399)
Plug Power, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,671)	(95,129)	(78,184)	16,680
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(4,560)	(113,169)	(112,450)	(1,194)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	01/10/28	(92)	(1,864)	(1,981)	(123)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,692)	(76,305)	(67,490)	8,602
REV Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(103)	(1,223)	(1,235)	(20)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(438)	(132,065)	(128,531)	3,422
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,297)	(66,845)	(70,816)	(4,719)
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/06/26	(506)	(32,693)	(25,310)	9,072
Shyft Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(165)	(3,764)	(3,754)	—
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(338)	(48,801)	(46,262)	2,595
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(471)	(28,566)	(33,243)	(5,025)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4)	(485)	(490)	(39)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,541)	(452,359)	(204,754)	237,542
Stem, Inc.	USFF -1.730%	Weekly	MS	07/08/27	(6,325)	(58,273)	(35,863)	22,248
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,983)	(88,100)	(80,257)	7,597
Tennant Co.	USFF -0.250%	Weekly	MS	01/07/27	(487)	(30,153)	(33,374)	(3,711)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(199)	(5,924)	(6,060)	(152)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,230)	(418,461)	(400,554)	16,739
Trinity Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(384)	(8,946)	(9,354)	(433)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(146)	$ (65,328)	$ (57,781)	$ 9,103
Vertiv Holdings Co.	USFF -0.250%	Weekly	MS	01/07/27	(4,329)	(60,093)	(61,948)	(2,108)
Vicor Corp.	USFF -0.250%	Weekly	MS	08/29/25	(1,573)	(118,468)	(73,837)	44,301
Virgin Galactic Holdings, Inc.	USFF -1.647%	Weekly	MS	07/08/27	(2,730)	(16,698)	(11,056)	5,595
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,544)	(210,303)	(238,610)	(33,103)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,816)	(289,622)	(274,194)	13,703
Xometry, Inc., Class A	USFF -0.580%	Weekly	MS	07/08/27	(2,086)	(63,675)	(31,227)	32,270
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,004)	(156,882)	(149,605)	6,707
					(255,796)	(8,731,543)	(8,013,252)	656,118
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,886)	(171,503)	(174,637)	(5,137)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(15,300)	(132,072)	(140,913)	(9,602)
ASGN, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(350)	(31,573)	(28,934)	2,572
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,675)	(20,687)	(9,413)	11,265
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(763)	(59,954)	(63,070)	(3,283)
Cimpress PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(236)	(8,407)	(10,342)	(1,957)
Conduent, Inc.	USFF -0.260%	Weekly	MS	08/29/25	(3,988)	(23,769)	(13,679)	10,120
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,268)	(74,350)	(68,092)	5,360
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,111)	(92,844)	(94,294)	(1,796)
Dun & Bradstreet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,253)	(25,636)	(26,450)	(886)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,961)	(410,739)	(397,769)	11,053
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,061)	(189,667)	(209,388)	(21,997)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,451)	(39,656)	(33,995)	4,444
Heritage-Crystal Clean, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(49)	(1,703)	(1,745)	(47)
HNI Corp.	USFF -0.250%	Weekly	MS	01/07/27	(704)	(26,029)	(19,599)	5,593
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(709)	(73,989)	(77,777)	(4,388)
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,398)	(298,754)	(281,789)	16,031
KAR Auction Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,920)	(49,246)	(39,946)	9,313
KBR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,729)	(95,459)	(95,181)	(248)
Kelly Services, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4)	(66)	(66)	—
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(363)	(30,276)	(28,568)	1,736
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(601)	(24,485)	(12,290)	12,944
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(532)	$ (22,665)	$ (18,976)	$ 3,625
Steelcase, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(3,598)	(38,789)	(30,295)	7,254
Stericycle, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(391)	(22,735)	(17,052)	6,422
Sterling Check Corp.	USFF -0.250%	Weekly	MS	01/07/27	(398)	(7,459)	(4,438)	3,000
TaskUS, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,465)	(60,712)	(35,595)	25,112
TrueBlue, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(75)	(2,183)	(1,335)	951
TTEC Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(174)	(6,577)	(6,478)	(5)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(248)	(46,485)	(43,705)	2,359
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,992)	(228,953)	(67,829)	162,722
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,791)	(241,856)	(249,074)	(8,932)
					(63,444)	(2,559,278)	(2,302,714)	243,598
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,285)	(61,966)	(63,409)	(2,396)
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(827)	(157,637)	(100,571)	53,768
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(170)	(32,217)	(35,700)	(4,360)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,033)	(91,412)	(79,169)	11,988
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,793)	(146,024)	(125,303)	19,683
Carvana Co.	USFF -11.930%	Weekly	MS	07/06/26	(9,355)	(269,862)	(91,585)	177,523
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(357)	(48,859)	(50,655)	(3,678)
Five Below, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(205)	(42,943)	(42,224)	571
Floor & Decor Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	(510)	(67,675)	(50,092)	17,464
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,701)	(266,287)	(265,963)	(419)
Franchise Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(700)	(28,126)	(19,075)	7,336
Kohl's Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,920)	(172,838)	(92,277)	73,361
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,677)	(98,820)	(73,514)	25,031
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(309)	(89,416)	(70,739)	18,700
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(490)	(13,643)	(14,087)	(483)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,976)	(85,500)	(37,228)	48,276
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(305)	(16,185)	(17,672)	(1,995)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(256)	(37,528)	(36,303)	1,120
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,670)	(273,326)	(132,030)	141,126
Pool Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8)	(3,815)	(2,740)	1,034
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
RH	USFF -0.250%	Weekly	MS	01/10/28	(10)	$ (2,411)	$ (2,435)	$ (31)
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,167)	(57,591)	(49,342)	8,023
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/08/27	(392)	(29,509)	(30,490)	(1,467)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/07/27	(210)	(49,147)	(49,358)	(1,144)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,901)	(170,799)	(133,219)	38,661
Wayfair, Inc., Class A	USFF -0.780%	Weekly	MS	07/06/26	(2,221)	(135,079)	(76,269)	58,433
					(66,448)	(2,448,615)	(1,741,449)	686,125
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,492)	(167,483)	(177,882)	(12,017)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(373)	(26,064)	(29,169)	(3,293)
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/07/27	(177)	(17,226)	(14,514)	3,671
Carter's, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(592)	(59,162)	(42,577)	14,172
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,612)	(131,610)	(145,467)	(15,297)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/07/27	(59)	(7,042)	(5,954)	1,430
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(2,046)	(33,977)	(31,815)	2,067
Hanesbrands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,662)	(141,581)	(66,602)	70,563
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(612)	(132,829)	(58,244)	74,214
iRobot Corp.	USFF -0.250%	Weekly	MS	07/06/26	(675)	(46,435)	(29,457)	17,707
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,055)	(36,116)	(30,679)	4,384
Levi Strauss & Co, Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,943)	(35,409)	(35,421)	(165)
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(290)	(30,663)	(33,069)	(2,491)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(243)	(76,916)	(88,498)	(27,336)
Mattel, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,903)	(101,381)	(90,264)	10,834
Movado Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27)	(771)	(777)	(8)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,117)	(108,962)	(100,975)	5,278
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(522)	(56,179)	(55,118)	782
PVH Corp.	USFF -0.250%	Weekly	MS	01/10/28	(439)	(38,083)	(39,141)	(1,164)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(4,079)	(186,133)	(193,834)	(8,220)
Snap One Holdings Corp.	USFF -0.730%	Weekly	MS	01/10/28	(27)	(279)	(252)	26
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,283)	(249,883)	(287,606)	(39,415)
TopBuild Corp.	USFF -0.250%	Weekly	MS	01/07/27	(371)	(80,271)	(77,220)	2,770
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(11,185)	(279,456)	(241,820)	36,856
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,785)	(219,615)	(178,354)	37,747
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,570)	$ (172,555)	$ (146,118)	$ 22,434
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,123)	(95,653)	(44,920)	50,466
					(80,262)	(2,531,734)	(2,245,747)	245,995
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	01/10/28	(4,831)	(179,123)	(172,950)	5,673
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,652)	(101,299)	(51,767)	49,249
Bowlero Corp.	USFF -1.380%	Weekly	MS	01/10/28	(933)	(15,449)	(15,814)	(409)
Brinker International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(435)	(16,513)	(16,530)	(197)
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(529)	(20,113)	(18,541)	1,529
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,218)	(154,708)	(133,953)	20,323
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(176)	(289,518)	(300,659)	(11,949)
Choice Hotels International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,537)	(192,721)	(180,121)	11,931
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,932)	(432,812)	(496,621)	(65,965)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,992)	(57,983)	(45,988)	11,834
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,125)	(126,241)	(127,800)	(3,281)
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,778)	(106,798)	(102,203)	3,696
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(34)	(11,190)	(11,216)	(31)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(336)	(24,632)	(47,910)	(25,921)
Dutch Bros, Inc., Class A	USFF -13.130%	Weekly	MS	01/10/28	(703)	(21,855)	(22,236)	(442)
European Wax Center, Inc., Class A	USFF -0.580%	Weekly	MS	01/10/28	(352)	(5,971)	(6,688)	(734)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,260)	(43,639)	(38,759)	4,759
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(122)	(1,892)	(1,959)	(72)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(943)	(74,860)	(82,597)	(9,364)
Krispy Kreme, Inc.	USFF -0.780%	Weekly	MS	07/08/27	(4,126)	(59,211)	(64,159)	(5,369)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/10/28	(574)	(33,029)	(32,976)	6
Mister Car Wash, Inc.	USFF -0.830%	Weekly	MS	07/06/26	(6,945)	(89,572)	(59,866)	29,874
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	07/08/27	(4,511)	(75,434)	(60,673)	14,805
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,275)	(223,741)	(235,107)	(16,139)
Service Corp. International	USFF -0.250%	Weekly	MS	01/10/28	(303)	(20,305)	(20,840)	(631)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,556)	(113,307)	(86,342)	26,352
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Strategic Education, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18)	$ (1,598)	$ (1,617)	$ (60)
Stride, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(619)	(22,037)	(24,296)	(2,517)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,671)	(16,595)	(13,101)	3,501
Target Hospitality Corp.	USFF -1.230%	Weekly	MS	07/08/27	(3,489)	(47,695)	(45,845)	1,435
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	01/10/28	(493)	(48,462)	(55,172)	(8,467)
					(63,468)	(2,628,303)	(2,574,306)	33,419
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(213)	(16,066)	(16,203)	(270)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,235)	(41,787)	(42,052)	(381)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,922)	(396,550)	(404,504)	(9,061)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,550)	(109,377)	(100,323)	8,964
Kroger Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(575)	(28,231)	(28,388)	(864)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(2,520)	(80,330)	(62,496)	17,103
Sysco Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,683)	(126,207)	(129,978)	(4,119)
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,171)	(191,952)	(193,953)	(2,404)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,422)	(177,187)	(116,520)	60,185
					(17,291)	(1,167,687)	(1,094,417)	69,153
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/10/28	(11,240)	(118,426)	(117,908)	140
Archrock, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,107)	(22,483)	(20,585)	1,835
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(75)	(1,618)	(1,680)	(66)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(788)	(40,749)	(32,489)	8,002
California Resources Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,254)	(59,277)	(48,279)	10,318
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(12,369)	(321,258)	(323,697)	(4,421)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,382)	(513,054)	(455,217)	35,140
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,903)	(123,353)	(130,051)	(17,785)
Clean Energy Fuels Corp.	USFF -0.257%	Weekly	MS	01/07/27	(6,542)	(31,509)	(28,523)	2,860
Core Laboratories NV (Netherlands)	USFF -0.250%	Weekly	MS	07/06/26	(2,566)	(72,020)	(56,580)	15,126
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,596)	(61,155)	(59,578)	1,142
Denison Mines Corp. (Canada)	USFF -0.930%	Weekly	MS	01/07/27	(35,423)	(42,253)	(38,611)	3,524
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,556)	(82,883)	(90,974)	(8,322)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,294)	$(611,465)	$(580,420)	$ 21,212
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,233)	(160,760)	(159,613)	(910)
Earthstone Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,716)	(157,978)	(139,415)	18,121
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(143)	(859)	(852)	3
Energy Fuels, Inc. (Canada)	USFF -1.280%	Weekly	MS	01/10/28	(126)	(693)	(703)	(12)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(937)	(26,379)	(20,745)	5,639
Kinetik Holdings, Inc.	USFF -0.830%	Weekly	MS	01/07/27	(3,320)	(120,966)	(103,916)	10,995
Laredo Petroleum, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(246)	(18,777)	(11,203)	7,522
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,348)	(28,936)	(29,494)	(639)
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(32,410)	(775,134)	(776,544)	(3,556)
Matador Resources Co	USFF -0.250%	Weekly	MS	01/10/28	(1,211)	(60,417)	(57,704)	2,126
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,372)	(588,018)	(452,398)	116,241
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(9,307)	(40,628)	(35,646)	4,843
NextDecade Corp.	USFF -0.736%	Weekly	MS	01/10/28	(366)	(1,616)	(1,819)	(207)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(1,980)	(69,737)	(78,151)	(9,564)
Northern Oil and Gas, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(3,284)	(102,196)	(99,669)	422
NOV, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,227)	(27,413)	(22,712)	4,502
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,010)	(12,402)	(17,806)	(5,525)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,127)	(211,371)	(200,691)	8,123
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,826)	(55,866)	(61,173)	(6,265)
Pioneer Natural Resources Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,144)	(234,876)	(233,651)	(1,154)
ProFrac Holding Corp., Class A	USFF -1.130%	Weekly	MS	07/08/27	(2,670)	(57,394)	(33,829)	23,405
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,109)	(49,541)	(43,924)	5,479
Ranger Oil Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(3,754)	(142,696)	(153,313)	(11,698)
Schlumberger N. V. (Curacao)	USFF -0.250%	Weekly	MS	01/10/28	(3,579)	(204,584)	(175,729)	30,190
Select Energy Services, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,203)	(22,839)	(22,293)	473
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(2,106)	(20,836)	(20,007)	457
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
SilverBow Resources, Inc.	USFF -0.630%	Weekly	MS	07/08/27	(1,772)	$ (74,324)	$ (40,490)	$ 33,626
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,698)	(196,083)	(196,819)	(2,427)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(6,424)	(327,928)	(249,958)	64,908
Tellurian, Inc.	USFF -0.782%	Weekly	MS	07/06/26	(24,696)	(81,156)	(30,376)	50,579
Transocean Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(12,172)	(81,224)	(77,414)	3,584
Uranium Energy Corp.	USFF -0.652%	Weekly	MS	07/06/26	(5,853)	(27,618)	(16,857)	11,368
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(12,966)	(397,655)	(387,165)	3,405
World Fuel Services Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,865)	(148,225)	(149,851)	(3,889)
					(282,295)	(6,628,628)	(6,086,522)	428,870
Financial Services
Avantax, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(965)	(21,625)	(25,399)	(4,041)
Coinbase Global, Inc., Class A	USFF -4.780%	Weekly	MS	07/08/27	(358)	(32,897)	(24,190)	8,615
Donnelley Financial Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(384)	(16,554)	(15,690)	784
Moody's Corp.	USFF -0.250%	Weekly	MS	01/10/28	(187)	(60,776)	(57,226)	4,635
Morningstar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(117)	(24,268)	(23,755)	446
Paymentus Holdings, Inc., Class A	USFF -0.730%	Weekly	MS	01/07/27	(110)	(2,572)	(975)	6,903
WisdomTree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,990)	(23,613)	(23,381)	(243)
					(6,111)	(182,305)	(170,616)	17,099
Food, Beverage & Tobacco
B&G Foods, Inc.	USFF -2.230%	Weekly	MS	01/05/26	(2,849)	(76,363)	(44,245)	26,214
Boston Beer Co., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(50)	(16,307)	(16,435)	(174)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/10/28	(1,192)	(75,185)	(76,610)	(1,635)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,954)	(517,770)	(406,114)	110,073
Freshpet, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(570)	(92,971)	(37,728)	60,683
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(10,890)	(205,922)	(186,763)	18,584
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,082)	(123,374)	(122,910)	34
Hostess Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(775)	(19,905)	(19,282)	565
Ingredion, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(614)	(60,501)	(62,462)	(3,399)
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	01/07/27	(829)	(118,223)	(122,874)	(6,849)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(441)	(39,747)	(36,696)	2,706
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(653)	(9,598)	(7,255)	2,331
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,766)	$ (121,896)	$ (123,126)	$ (2,340)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,164)	(626,067)	(656,978)	(33,104)
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/07/27	(773)	(38,623)	(40,753)	(2,318)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(2,969)	(114,377)	(118,077)	(4,019)
Sovos Brands, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(245)	(3,751)	(4,087)	(346)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,646)	(344,512)	(334,921)	6,409
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,249)	(69,567)	(66,060)	463
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,871)	(76,662)	(63,755)	11,710
					(57,582)	(2,751,321)	(2,547,131)	185,588
Health Care Equipment & Services
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(7,711)	(176,385)	(95,848)	80,657
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,625)	(29,705)	(25,967)	3,658
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,466)	(51,691)	(58,567)	(8,411)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,976)	(39,331)	(46,426)	(7,810)
American Well Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(499)	(1,135)	(1,178)	(46)
AmerisourceBergen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(187)	(29,777)	(29,941)	(247)
Apollo Medical Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(491)	(15,299)	(17,907)	(2,860)
Bausch + Lomb Corp. (Canada)	USFF -5.630%	Weekly	MS	01/10/28	(61)	(1,034)	(1,062)	(31)
Becton Dickinson & Co	USFF -0.250%	Weekly	MS	01/10/28	(2,359)	(587,466)	(583,947)	(479)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,503)	(214,972)	(225,285)	(11,327)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9)	(203)	(204)	(2)
Certara, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(753)	(20,379)	(18,155)	2,167
CONMED Corp.	USFF -0.250%	Weekly	MS	01/07/27	(741)	(83,307)	(76,960)	5,525
CorVel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(92)	(17,286)	(17,506)	(268)
Cutera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,359)	(60,598)	(32,100)	28,330
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,440)	(98,775)	(79,007)	19,495
Enhabit, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(497)	(13,546)	(6,913)	7,191
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,602)	(64,769)	(65,490)	(902)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(8,535)	(96,789)	(52,832)	43,688
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,382)	(62,732)	(69,238)	(6,801)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,553)	(114,487)	(87,962)	27,269
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(8,206)	$(116,725)	$ (51,287)	$ 65,021
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,348)	(415,630)	(148,797)	266,249
HealthEquity, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(584)	(44,889)	(34,287)	10,675
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(935)	(73,959)	(76,240)	(3,094)
Heska Corp.	USFF -0.250%	Weekly	MS	01/07/27	(158)	(15,454)	(15,424)	(42)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,007)	(337,307)	(331,075)	5,291
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(288)	(139,729)	(144,023)	(4,684)
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,667)	(131,822)	(102,921)	28,062
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,151)	(92,207)	(89,202)	2,571
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,291)	(552,222)	(585,282)	(34,601)
LeMaitre Vascular, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(43)	(2,181)	(2,213)	(36)
LifeStance Health Group, Inc.	USFF -1.630%	Weekly	MS	01/07/27	(4,857)	(36,715)	(36,088)	359
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,018)	(316,044)	(372,402)	(60,078)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5)	(370)	(370)	—
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(256)	(59,842)	(44,731)	14,704
Multiplan Corp.	USFF -0.288%	Weekly	MS	01/10/28	(1,282)	(1,373)	(1,359)	11
Neogen Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,681)	(117,678)	(123,732)	(6,561)
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,770)	(152,873)	(83,046)	70,188
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,039)	(80,743)	(37,560)	42,958
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(2,444)	(170,405)	(146,982)	22,947
Nutex Health, Inc.	USFF -15.874%	Weekly	MS	01/10/28	(10)	(10)	(10)	—
NuVasive, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,515)	(155,604)	(145,205)	9,866
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,989)	(525,667)	(351,375)	172,065
Outset Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,125)	(72,779)	(39,100)	33,477
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,379)	(144,624)	(63,714)	80,506
Paragon 28, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(385)	(6,567)	(6,572)	(23)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,447)	(42,185)	(38,736)	3,236
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,226)	(28,483)	(18,280)	10,124
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(573)	(32,139)	(18,502)	13,677
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,083)	(265,795)	(195,386)	69,589
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,350)	(187,357)	(190,998)	(4,163)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(6,781)	(574,499)	(604,119)	(32,406)
RadNet, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(3,570)	(68,463)	(89,357)	(21,179)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,815)	(408,237)	(397,467)	8,605
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,196)	(242,588)	(136,811)	104,588
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,661)	(196,105)	(198,037)	(4,464)
Simulations Plus, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(84)	(3,546)	(3,691)	(154)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,759)	$ (107,333)	$ (112,488)	$ (5,454)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(1,248)	(242,296)	(238,717)	2,348
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,756)	(87,836)	(60,529)	27,237
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,300)	(194,443)	(134,013)	59,887
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(209)	(52,058)	(52,942)	(1,029)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,615)	(77,318)	(95,963)	(19,950)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(756)	(76,166)	(74,020)	1,020
Varex Imaging Corp.	USFF -0.250%	Weekly	MS	01/10/28	(658)	(12,053)	(11,969)	51
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(85)	(15,313)	(15,622)	(351)
					(152,446)	(8,457,298)	(7,313,139)	1,105,839
Household & Personal Products
Beauty Health Co. (The)	USFF -0.250%	Weekly	MS	07/08/27	(5,977)	(70,979)	(75,490)	(4,843)
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,743)	(98,845)	(127,262)	(29,565)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	07/06/26	(1,532)	(61,951)	(59,855)	1,910
Colgate-Palmolive Co.	USFF -0.250%	Weekly	MS	01/10/28	(3,212)	(237,432)	(241,382)	(4,894)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/07/27	(4,081)	(163,485)	(173,116)	(11,739)
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,376)	(89,573)	(82,447)	2,607
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	(2,024)	(524,115)	(498,835)	22,592
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(746)	(68,982)	(106,111)	(40,764)
Olaplex Holdings, Inc.	USFF -0.260%	Weekly	MS	07/06/26	(620)	(17,121)	(2,647)	14,426
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,266)	(67,741)	(62,315)	4,356
WD-40 Co.	USFF -0.250%	Weekly	MS	01/07/27	(307)	(56,846)	(54,661)	1,583
					(26,884)	(1,457,070)	(1,484,121)	(44,331)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(3,461)	(182,291)	(176,407)	322
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,945)	(104,368)	(82,779)	25,909
Algoma Steel Group, Inc. (Canada)	USFF -2.830%	Weekly	MS	01/10/28	(5,076)	(40,092)	(41,014)	(1,152)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(8,316)	(91,474)	(94,636)	(3,683)
Arconic Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,236)	(117,238)	(111,110)	5,657
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,268)	(239,211)	(232,946)	4,816
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(2,019)	$ (64,080)	$ (61,156)	$ 2,663
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(849)	(113,644)	(107,382)	5,390
Bioceres Crop Solutions Corp. (Cayman Islands)	USFF -6.980%	Weekly	MS	07/08/27	(169)	(1,969)	(1,962)	1
Cabot Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,954)	(216,739)	(226,395)	(13,100)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,855)	(533,841)	(528,661)	3,690
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,140)	(27,268)	(31,400)	(4,326)
Chase Corp.	USFF -0.250%	Weekly	MS	01/10/28	(26)	(2,511)	(2,723)	(219)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(87,585)	(397,469)	(349,464)	45,697
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(126)	(8,165)	(4,321)	4,058
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,425)	(522,409)	(508,112)	11,731
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,347)	(193,712)	(194,120)	(1,697)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,736)	(35,331)	(33,522)	1,654
Equinox Gold Corp. (Canada)	USFF -0.680%	Weekly	MS	08/29/25	(31,475)	(236,782)	(162,096)	73,525
ERO Copper Corp. (Canada)	USFF -0.580%	Weekly	MS	01/10/28	(72)	(1,190)	(1,270)	(83)
First Majestic Silver Corp. (Canada)	USFF -0.680%	Weekly	MS	01/10/28	(6,207)	(41,612)	(44,752)	(3,257)
Fortuna Silver Mines, Inc. (Canada)	USFF -0.871%	Weekly	MS	01/07/27	(16,122)	(59,069)	(61,586)	(2,821)
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/07/27	(699)	(50,467)	(47,847)	2,063
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(24,063)	(129,456)	(152,319)	(24,116)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,784)	(52,406)	(48,810)	3,335
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(442)	(31,196)	(31,612)	(502)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,178)	(387,569)	(384,209)	(184)
Ivanhoe Electric, Inc.	USFF -4.330%	Weekly	MS	01/10/28	(26)	(313)	(316)	(4)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/10/28	(156)	(10,843)	(11,642)	(829)
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(147)	(1,301)	(1,354)	(56)
Lithium Americas Corp. (Canada)	USFF -6.530%	Weekly	MS	01/07/27	(7,074)	(167,367)	(153,930)	12,931
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(899)	(54,692)	(48,735)	5,652
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,350)	(58,776)	(50,454)	5,968
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,143)	(91,251)	(99,714)	(9,620)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,780)	(87,758)	(78,368)	9,088
Myers Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(140)	(2,895)	(3,000)	(122)
New Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,292)	(1,293)	(1,421)	(132)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Novagold Resources, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,878)	$ (14,404)	$ (17,901)	$ (3,561)
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	07/08/27	(3,760)	(61,959)	(68,432)	(7,241)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	01/05/26	(218)	(53,317)	(43,153)	9,571
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(768)	(91,064)	(99,617)	(9,336)
RPM International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(327)	(30,515)	(28,527)	1,527
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(6,905)	(36,304)	(40,118)	(3,915)
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,091)	(83,792)	(65,030)	17,447
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(1,440)	(216,661)	(100,426)	115,727
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,252)	(91,226)	(95,853)	(5,309)
Sigma Lithium Corp. (Canada)	USFF -9.830%	Weekly	MS	07/08/27	(3,675)	(112,664)	(138,253)	(26,738)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(2,789)	(170,156)	(170,129)	(4,843)
Southern Copper Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,046)	(68,203)	(79,757)	(15,382)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,244)	(73,395)	(79,289)	(6,113)
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(293)	(35,702)	(30,188)	4,762
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(615)	(18,707)	(17,521)	1,149
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(158)	(2,862)	(2,898)	(43)
Trinseo PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(1,452)	(59,704)	(30,274)	28,273
Triple Flag Precious Metals Corp. (Canada)	USFF -9.380%	Weekly	MS	01/10/28	(6)	(81)	(90)	(8)
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,974)	(68,968)	(68,972)	(273)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(339)	(31,795)	(24,150)	7,251
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(6,576)	(194,287)	(200,371)	(6,626)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(285)	(14,615)	(13,726)	678
Worthington Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,098)	(61,749)	(70,986)	(11,450)
					(286,771)	(5,950,178)	(5,657,206)	243,794
Media & Entertainment
Advantage Solutions, Inc.	USFF -0.270%	Weekly	MS	01/07/27	(2,572)	(8,848)	(4,064)	4,764
Altice USA, Inc., Class A	USFF -0.252%	Weekly	MS	01/07/27	(36,134)	(177,901)	(123,578)	53,826
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
AMC Networks, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(1,876)	$ (56,554)	$ (32,980)	$ 23,507
Angi, Inc.	USFF -1.274%	Weekly	MS	08/29/25	(17,853)	(189,987)	(40,526)	148,931
Cargurus, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,494)	(403,996)	(233,388)	170,376
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(37,301)	(705,436)	(348,018)	355,449
EW Scripps Co. (The), Class A	USFF -0.250%	Weekly	MS	08/29/25	(1,014)	(14,383)	(9,542)	4,806
Gray Television, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,654)	(102,948)	(40,583)	61,975
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,464)	(410,079)	(230,342)	180,144
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(7,603)	(81,822)	(78,919)	1,735
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,923)	(411,444)	(414,610)	(4,388)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,679)	(91,817)	(99,179)	(8,329)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,134)	(97,471)	(66,061)	31,138
Nextdoor Holdings, Inc.	USFF -0.797%	Weekly	MS	01/10/28	(343)	(694)	(737)	(45)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(27,491)	(688,145)	(749,680)	(65,238)
PubMatic, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(579)	(7,707)	(8,002)	(316)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,279)	(162,701)	(84,184)	78,063
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(605)	(22,886)	(20,703)	1,976
Shaw Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(23)	(687)	(688)	(2)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(16,679)	(387,689)	(186,972)	199,320
Taboola.com Ltd. (Israel)	USFF -1.080%	Weekly	MS	01/10/28	(45)	(120)	(122)	(2)
Vimeo, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,271)	(13,991)	(4,868)	10,458
WideOpenWest, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,982)	(37,793)	(21,069)	16,623
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(646)	(57,563)	(58,954)	(1,764)
					(191,644)	(4,132,662)	(2,857,769)	1,263,007
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(3,088)	(269,292)	(172,280)	98,074
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Adaptive Biotechnologies Corp.	USFF -0.250%	Weekly	MS	08/29/25	(693)	$ (39,609)	$ (6,119)	$ 33,379
Akero Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,879)	(85,252)	(71,891)	13,519
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(183)	(43,988)	(44,240)	(375)
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,239)	(112,938)	(95,032)	17,591
Anavex Life Sciences Corp.	USFF -1.130%	Weekly	MS	01/10/28	(19)	(162)	(163)	(1)
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(590)	(31,415)	(38,916)	(11,459)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,363)	(125,271)	(110,820)	14,101
Arvinas, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(551)	(48,989)	(15,053)	34,313
Aurinia Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(1,663)	(20,843)	(18,226)	2,845
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,873)	(70,408)	(60,735)	11,487
Avid Bioservices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,999)	(45,941)	(37,501)	8,068
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,178)	(136,681)	(141,802)	(5,502)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(496)	(214,211)	(237,594)	(25,925)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,153)	(85,520)	(85,541)	(270)
Bruker Corp.	USFF -0.250%	Weekly	MS	01/10/28	(578)	(43,779)	(45,570)	(1,924)
Cassava Sciences, Inc.	USFF -11.480%	Weekly	MS	01/10/28	(99)	(2,374)	(2,388)	(21)
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,628)	(530,501)	(369,816)	160,661
Cerevel Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(532)	(12,681)	(12,975)	(329)
Cogent Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(93)	(996)	(1,003)	(11)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(59)	(953)	(948)	2
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,429)	(26,092)	(34,296)	(8,450)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,674)	(56,750)	(42,954)	13,638
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,158)	(44,748)	(40,750)	3,897
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(643)	(15,321)	(14,815)	464
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(26,481)	(256,162)	(248,921)	6,526
Eli Lilly & Co	USFF -0.250%	Weekly	MS	01/10/28	(2,655)	(868,969)	(911,780)	(45,610)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Enanta Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(29)	$ (1,187)	$ (1,173)	$ 11
Geron Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,570)	(8,428)	(7,747)	658
Ideaya Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(167)	(2,537)	(2,293)	240
IGM Biosciences, Inc.	USFF -0.730%	Weekly	MS	01/10/28	(1)	(15)	(14)	1
ImmunityBio, Inc.	USFF -7.080%	Weekly	MS	01/10/28	(743)	(1,484)	(1,352)	128
Inhibrx, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7)	(133)	(132)	—
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,747)	(69,753)	(63,886)	5,672
Intra-Cellular Therapies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,757)	(91,180)	(95,142)	(4,673)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,964)	(67,956)	(70,193)	(2,427)
IVERIC bio, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,311)	(47,896)	(56,227)	(9,966)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(831)	(50,881)	(33,913)	16,826
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/29/25	(5,121)	(217,407)	(183,690)	28,567
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(76)	(1,140)	(1,164)	(27)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,028)	(19,692)	(27,345)	(7,807)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(523)	(32,077)	(32,755)	(779)
Prometheus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10)	(1,087)	(1,073)	11
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/08/27	(1,057)	(63,333)	(51,233)	13,045
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(368)	(16,369)	(17,826)	(1,770)
RAPT Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(256)	(4,837)	(4,698)	126
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(138)	(112,308)	(113,390)	(1,395)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,312)	(21,806)	(21,609)	113
Repligen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(174)	(33,842)	(29,295)	4,663
Replimune Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25)	(441)	(441)	(2)
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,326)	(28,747)	(42,710)	(14,384)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(11,292)	(178,817)	(202,240)	(25,283)
SpringWorks Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(646)	(36,653)	(16,628)	20,328
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,544)	$ (47,858)	$ (55,939)	$ (8,886)
Syneos Health, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(485)	(35,354)	(17,276)	17,982
Twist Bioscience Corp.	USFF -0.250%	Weekly	MS	01/10/28	(23)	(352)	(347)	5
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,054)	(56,085)	(42,265)	13,664
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,138)	(88,926)	(80,132)	8,546
Ventyx Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(850)	(25,152)	(28,475)	(3,393)
Verve Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12)	(176)	(173)	3
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(695)	(19,377)	(17,681)	1,642
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(877)	(25,985)	(24,460)	1,454
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(733)	(25,580)	(26,234)	(726)
					(116,886)	(4,624,697)	(4,233,280)	370,855
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,472)	(235,911)	(242,281)	(19,755)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(633)	(17,060)	(17,059)	(47)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(2,286)	(183,878)	(176,982)	6,383
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(836)	(23,782)	(21,753)	1,903
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(755)	(6,886)	(7,112)	(245)
Entegris, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,448)	(299,631)	(282,770)	14,284
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,071)	(69,094)	(65,961)	2,894
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(1,916)	(60,294)	(62,730)	(2,655)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,479)	(180,482)	(178,999)	(15,148)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(319)	(22,681)	(22,598)	20
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,176)	(93,977)	(94,221)	(506)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,088)	(427,471)	(450,899)	(27,329)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	01/10/28	(666)	(175,802)	(184,995)	(26,278)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,012)	$ (84,270)	$ (88,935)	$ (4,899)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,225)	(101,713)	(103,684)	(2,332)
QUALCOMM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,877)	(233,396)	(239,468)	(6,643)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,392)	(143,011)	(197,984)	(56,396)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/06/26	(6,454)	(166,919)	(111,267)	55,177
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(993)	(107,615)	(106,757)	409
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,172)	(391,621)	(404,014)	(13,411)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,308)	(42,275)	(43,373)	(1,216)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(895)	(57,621)	(58,130)	(670)
					(45,473)	(3,125,390)	(3,161,972)	(96,460)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,059)	(205,978)	(217,432)	(12,029)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,171)	(195,748)	(159,438)	35,749
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(154)	(1,888)	(1,950)	(67)
Altair Engineering, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(410)	(19,958)	(29,565)	(10,872)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(258)	(36,166)	(32,116)	3,974
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,432)	(91,937)	(107,932)	(16,341)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(23,426)	(633,005)	(368,959)	262,310
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(102)	(25,987)	(23,345)	2,668
AvePoint, Inc.	USFF -0.837%	Weekly	MS	01/10/28	(196)	(800)	(808)	(10)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(2,704)	(111,125)	(116,245)	(5,430)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,179)	(106,960)	(55,240)	51,422
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,115)	(244,826)	(252,751)	(9,681)
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,633)	(392,058)	(381,795)	9,168
Blackbaud, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,096)	(70,004)	(75,953)	(6,239)
Braze, Inc., Class A	USFF -1.280%	Weekly	MS	07/08/27	(2,230)	(75,253)	(77,091)	(2,342)
C3.ai, Inc., Class A	USFF -7.680%	Weekly	MS	07/08/27	(2,250)	(31,891)	(75,532)	(56,602)
CGI, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(129)	(11,988)	(12,419)	(464)
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,628)	(66,079)	(68,775)	(2,880)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(427)	(8,872)	(6,815)	2,054
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(4,187)	(173,064)	(100,781)	73,359
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,742)	$(342,931)	$(344,554)	$ (4,817)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,231)	(74,777)	(52,295)	22,273
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,955)	(337,151)	(290,710)	45,403
Everbridge, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,116)	(133,865)	(73,362)	60,532
ForgeRock, Inc., Class A	USFF -0.730%	Weekly	MS	01/10/28	(1,061)	(21,335)	(21,857)	(622)
Gitlab, Inc., Class A	USFF -0.630%	Weekly	MS	01/10/28	(3,184)	(110,083)	(109,179)	597
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/08/27	(647)	(117,616)	(106,114)	11,691
GoDaddy, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,305)	(106,844)	(101,425)	5,030
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,475)	(17,555)	(16,903)	588
HashiCorp, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(613)	(17,090)	(17,955)	(913)
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(941)	(402,525)	(419,526)	(18,110)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,667)	(123,153)	(71,213)	51,742
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(11,930)	(367,355)	(181,097)	185,230
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,697)	(102,120)	(59,145)	42,679
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(83)	(1,342)	(1,436)	(97)
nCino, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(742)	(41,817)	(18,387)	24,120
Okta, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(58)	(13,863)	(5,002)	8,823
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,791)	(62,165)	(55,415)	6,571
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,770)	(59,423)	(68,233)	(9,425)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,590)	(389,641)	(426,503)	(41,116)
Pegasystems, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(556)	(21,810)	(26,955)	(5,687)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(175)	(25,990)	(12,633)	15,687
Qualtrics International, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(3,925)	(86,110)	(69,983)	15,071
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,230)	(85,332)	(56,469)	28,624
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(3,814)	(391,938)	(116,975)	273,853
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(915)	(30,690)	(14,969)	15,635
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(3,892)	(164,519)	(186,582)	(25,740)
Smartsheet, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(542)	(40,301)	(25,908)	19,086
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,116)	(427,293)	(480,768)	(58,081)
Thoughtworks Holding, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(627)	(5,206)	(4,615)	577
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21)	$ (7,376)	$ (7,447)	$ (91)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,268)	(92,368)	(106,014)	(14,045)
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,225)	(44,685)	(45,619)	(1,066)
VMware, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(687)	(84,081)	(85,772)	(1,965)
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,583)	(568,540)	(559,929)	7,025
Zuora, Inc., Class A	USFF -0.250%	Weekly	MS	08/29/25	(1,331)	(20,543)	(13,150)	8,230
					(160,291)	(7,443,020)	(6,419,041)	985,039
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,084)	(116,519)	(96,492)	18,868
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(351)	(34,508)	(34,398)	(255)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,900)	(269,932)	(318,934)	(55,577)
Avid Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(319)	(9,367)	(10,202)	(861)
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,355)	(105,963)	(106,446)	(1,416)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(272)	(19,004)	(23,601)	(5,139)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,639)	(41,342)	(38,828)	1,700
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(431)	(31,836)	(23,097)	8,697
Ciena Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,552)	(174,362)	(186,551)	(12,675)
Clearfield, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(670)	(37,329)	(31,209)	6,016
Cognex Corp.	USFF -0.250%	Weekly	MS	01/07/27	(792)	(53,497)	(39,244)	14,005
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(626)	(21,305)	(23,838)	(2,593)
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(24,364)	(300,946)	(155,199)	146,604
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,926)	(137,551)	(138,509)	(2,405)
Corsair Gaming, Inc.	USFF -0.580%	Weekly	MS	07/06/26	(1,677)	(39,447)	(30,773)	8,760
CTS Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10)	(481)	(495)	(15)
ePlus, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(355)	(17,030)	(17,409)	(427)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,718)	(124,552)	(127,196)	(3,041)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(286)	(29,084)	(40,887)	(13,166)
Itron, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,087)	(57,353)	(60,274)	(3,081)
Jabil, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(677)	(56,287)	(59,684)	(3,554)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,559)	(453,081)	(501,121)	(52,000)
Knowles Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,148)	(19,625)	(19,516)	54
Littelfuse, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(136)	(35,176)	(36,460)	(1,823)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,622)	(155,757)	(141,614)	13,708
National Instruments Corp.	USFF -0.250%	Weekly	MS	08/29/25	(1,398)	(60,847)	(73,269)	(17,002)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(1,202)	(187,196)	(191,226)	(4,716)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
PAR Technology Corp.	USFF -0.630%	Weekly	MS	01/07/27	(119)	$ (4,807)	$ (4,041)	$ 905
PC Connection, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(73)	(3,135)	(3,282)	(157)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(639)	(54,786)	(62,347)	(7,790)
Rogers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,570)	(335,729)	(256,585)	75,571
ScanSource, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(143)	(4,369)	(4,353)	4
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	01/07/27	(3,077)	(59,093)	(50,863)	8,014
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/07/27	(869)	(91,896)	(84,111)	7,029
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(153)	(7,907)	(8,020)	(135)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,594)	(41,539)	(34,993)	6,430
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(518)	(147,420)	(140,735)	5,553
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(4,207)	(181,765)	(142,365)	39,397
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(751)	(12,942)	(8,133)	4,773
Vontier Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,855)	(187,865)	(242,096)	(56,977)
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(12,737)	(536,930)	(479,803)	55,764
					(117,461)	(4,259,560)	(4,048,199)	177,047
Telecommunication Services
ATN International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16)	(639)	(655)	(21)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(898)	(56,270)	(57,221)	(1,504)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,751)	(434,997)	(381,420)	52,346
Globalstar, Inc.	USFF -0.278%	Weekly	MS	01/05/26	(45,278)	(72,251)	(52,522)	19,587
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,427)	(38,623)	(35,191)	3,342
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,055)	(50,312)	(48,910)	864
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,244)	(38,184)	(23,661)	7,348
					(67,669)	(691,276)	(599,580)	81,962
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(3,421)	(88,163)	(71,259)	16,658
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,021)	(113,484)	(93,912)	19,407
Canadian Pacific Railway Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(712)	(55,240)	(54,781)	132
FedEx Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,112)	(241,100)	(254,081)	(14,111)
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(598)	(5,473)	(5,884)	(426)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,676)	$ (26,837)	$ (26,682)	$ 35
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,204)	(135,644)	(124,702)	11,433
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(8,031)	(102,340)	(74,447)	27,607
Saia, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(104)	(29,537)	(28,296)	1,184
SkyWest, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,623)	(47,548)	(35,982)	11,466
Southwest Airlines Co	USFF -0.250%	Weekly	MS	01/10/28	(3,069)	(110,771)	(99,865)	10,069
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,972)	(63,232)	(60,926)	2,085
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(632)	(32,525)	(27,966)	4,469
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(160)	(30,604)	(31,038)	(465)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,721)	(218,884)	(214,758)	2,788
					(32,056)	(1,301,382)	(1,204,579)	92,331
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(6,795)	(67,424)	(57,078)	6,864
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,394)	(76,123)	(74,440)	720
American Electric Power Co, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,843)	(254,285)	(258,685)	(5,571)
American States Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(265)	(22,953)	(23,556)	(667)
Avangrid, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(900)	(45,878)	(35,892)	7,620
Avista Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,886)	(120,231)	(122,511)	(5,354)
Black Hills Corp.	USFF -0.250%	Weekly	MS	01/05/26	(772)	(55,842)	(48,713)	5,037
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,243)	(93,543)	(95,539)	(2,401)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,194)	(150,966)	(134,668)	13,202
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(1,305)	(85,819)	(92,120)	(10,633)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,195)	(56,855)	(52,162)	3,876
Eversource Energy	USFF -0.250%	Weekly	MS	01/10/28	(994)	(77,094)	(77,790)	(1,628)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,226)	(170,244)	(169,294)	(458)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,439)	(67,486)	(61,201)	4,621
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,781)	(135,930)	(137,279)	(2,927)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,719)	(154,186)	(159,903)	(8,142)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,791)	(90,039)	(85,180)	1,830
NorthWestern Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,869)	(107,330)	(108,140)	(5,375)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,240)	(241,732)	(248,260)	(7,202)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,187)	(88,874)	(82,362)	4,460
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,913)	(157,733)	(151,567)	3,167
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(803)	$ (67,872)	$ (68,070)	$ (422)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/05/26	(652)	(56,373)	(51,664)	737
Portland General Electric Co.	USFF -0.250%	Weekly	MS	01/07/27	(883)	(44,755)	(43,170)	165
PPL Corp.	USFF -0.250%	Weekly	MS	07/08/27	(574)	(17,705)	(15,951)	4,000
Sempra Energy	USFF -0.250%	Weekly	MS	01/10/28	(2,488)	(366,519)	(376,086)	(13,547)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(855)	(59,232)	(59,491)	(424)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,964)	(205,473)	(185,102)	15,854
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(8)	(70)	(70)	1
Unitil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(103)	(5,617)	(5,875)	(273)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,271)	(120,449)	(120,478)	(1,486)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,312)	(84,446)	(88,481)	(5,633)
					(64,864)	(3,349,078)	(3,290,778)	11

Total Reference Entity — Short						(74,723,071)	(67,320,210)	6,770,409
Net Value of Reference Entity						$(57,936,921)	$(49,095,125)	$9,278,143

*	Includes $436,347 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS       Morgan Stanley
USFF  U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 45.9%
Automobiles & Components — 0.5%
BorgWarner, Inc.(a)	17,466	$ 857,755
General Motors Co.(a)	36,910	1,353,859
		2,211,614
Banks — 0.7%
Bank of America Corp.(a)	21,391	611,783
First Republic Bank	621	8,688
JPMorgan Chase & Co.(a)	13,053	1,700,936
PNC Financial Services Group, Inc. (The)(a)	3,796	482,472
US Bancorp	5,082	183,206
		2,987,085
Capital Goods — 4.2%
3M Co.(a)	6,506	683,846
A. O. Smith Corp.(a)	7,146	494,146
AMETEK, Inc.(a)	3,386	492,087
Boeing Co. (The)(a)*	892	189,488
Caterpillar, Inc.(a)	6,129	1,402,560
Deere & Co.(a)	644	265,895
Eaton Corp. PLC (Ireland)	2,412	413,272
Emerson Electric Co.(a)	1,504	131,059
Fortive Corp.(a)	1,514	103,209
General Dynamics Corp.	970	221,364
General Electric Co.(a)	12,975	1,240,410
Howmet Aerospace, Inc.(a)	13,474	570,893
IDEX Corp.(a)	1,861	429,947
Illinois Tool Works, Inc.(a)	3,387	824,565
Johnson Controls International PLC (Ireland)	1,774	106,830
Lockheed Martin Corp.(a)	3,369	1,592,627
Masco Corp.(a)	9,224	458,617
Northrop Grumman Corp.(a)	499	230,398
PACCAR, Inc.(a)	15,390	1,126,548
Pentair PLC (Ireland)	14,028	775,328
Snap-on, Inc.(a)	5,953	1,469,736
Textron, Inc.(a)	26,828	1,894,862
Trane Technologies PLC (Ireland)	5,234	962,951
TransDigm Group, Inc.(a)	1,230	906,571
United Rentals, Inc.(a)	426	168,594
WW Grainger, Inc.(a)	1,792	1,234,348
Xylem, Inc.(a)	7,580	793,626
		19,183,777
Commercial & Professional Services — 0.9%
Automatic Data Processing, Inc.(a)	684	152,279
Copart, Inc.*	1,657	124,623
Jacobs Solutions, Inc.(a)	3,542	416,221
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Leidos Holdings, Inc.(a)	20,550	$ 1,891,833
Robert Half International, Inc.(a)	18,113	1,459,364
		4,044,320
Consumer Discretionary Distribution & Retail — 1.8%
Amazon.com, Inc.*	1,315	135,826
AutoZone, Inc.(a)*	13	31,956
Bath & Body Works, Inc.(a)	16,037	586,633
Best Buy Co., Inc.(a)	1,632	127,737
CarMax, Inc.(a)*	19,758	1,270,044
eBay, Inc.(a)	10,232	453,994
Genuine Parts Co.(a)	4,101	686,138
LKQ Corp.(a)	9,664	548,529
Lowe's Cos., Inc.(a)	4,228	845,473
O'Reilly Automotive, Inc.(a)*	1,020	865,960
Ross Stores, Inc.(a)	10,866	1,153,209
Ulta Beauty, Inc.(a)*	2,932	1,599,904
		8,305,403
Consumer Durables & Apparel — 0.7%
DR Horton, Inc.(a)	4,763	465,298
Lennar Corp., Class A	514	54,027
NIKE, Inc., Class B(a)	4,310	528,578
Tapestry, Inc.(a)	48,467	2,089,412
		3,137,315
Consumer Services — 1.5%
Booking Holdings, Inc.(a)*	178	472,129
Las Vegas Sands Corp.(a)*	3,694	212,220
Marriott International, Inc., Class A(a)	6,025	1,000,391
McDonald's Corp.(a)	5,651	1,580,076
MGM Resorts International(a)	19,032	845,402
Starbucks Corp.(a)	13,079	1,361,916
Yum! Brands, Inc.(a)	11,428	1,509,410
		6,981,544
Consumer Staples Distribution & Retail — 0.8%
Kroger Co. (The)(a)	7,533	371,904
Target Corp.(a)	1,623	268,818
Walgreens Boots Alliance, Inc.(a)	16,392	566,835
Walmart, Inc.(a)	18,062	2,663,242
		3,870,799
Energy — 2.5%
APA Corp.(a)	17,778	641,075
Chevron Corp.(a)	6,751	1,101,493
ConocoPhillips (a)	9,914	983,568
Diamondback Energy, Inc.(a)	496	67,044
EOG Resources, Inc.(a)	6,305	722,742
EQT Corp.(a)	21,605	689,416
Exxon Mobil Corp.(a)	11,333	1,242,777

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.(a)	26,354	$ 833,841
Kinder Morgan, Inc.(a)	63,194	1,106,527
Marathon Petroleum Corp.(a)	7,557	1,018,910
Occidental Petroleum Corp.(a)	2,543	158,760
ONEOK, Inc.(a)	12,484	793,233
Pioneer Natural Resources Co.(a)	4,931	1,007,107
Valero Energy Corp.(a)	6,692	934,203
		11,300,696
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.(a)	2,965	372,374
American Tower Corp.(a)	1,026	209,653
AvalonBay Communities, Inc.(a)	2,163	363,514
Camden Property Trust(a)	5,139	538,773
Crown Castle, Inc.	1,383	185,101
Digital Realty Trust, Inc.(a)	9,851	968,452
Extra Space Storage, Inc.(a)	4,668	760,557
Healthpeak Properties, Inc.(a)	31,163	684,651
Mid-America Apartment Communities, Inc.(a)	967	146,056
Prologis, Inc.(a)	5,344	666,771
Realty Income Corp.(a)	25,629	1,622,828
SBA Communications Corp.	425	110,955
Simon Property Group, Inc.(a)	6,613	740,457
UDR, Inc.(a)	13,165	540,555
VICI Properties, Inc.(a)	45,698	1,490,669
Welltower, Inc.(a)	8,296	594,740
Weyerhaeuser Co.(a)	11,584	349,026
		10,345,132
Financial Services — 3.2%
American Express Co.	796	131,300
Berkshire Hathaway, Inc., Class B(a)*	831	256,588
BlackRock, Inc.(a)	378	252,927
Capital One Financial Corp.(a)	4,983	479,165
Charles Schwab Corp. (The)(a)	6,151	322,190
CME Group, Inc.(a)	4,987	955,110
Fiserv, Inc.(a)*	3,762	425,219
FleetCor Technologies, Inc.(a)*	6,286	1,325,403
Franklin Resources, Inc.(a)	29,740	801,196
Goldman Sachs Group, Inc. (The)(a)	1,961	641,463
Intercontinental Exchange, Inc.(a)	16,213	1,690,854
Invesco Ltd. (Bermuda)	29,173	478,437
Mastercard, Inc., Class A(a)	2,825	1,026,633
Nasdaq, Inc.(a)	33,734	1,844,238
PayPal Holdings, Inc.(a)*	13,836	1,050,706
Raymond James Financial, Inc.	919	85,715
S&P Global, Inc.(a)	960	330,979
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.(a)	9,201	$ 1,038,793
Visa, Inc., Class A(a)	6,591	1,486,007
		14,622,923
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.(a)	12,640	563,997
Archer-Daniels-Midland Co.(a)	520	41,423
Bunge Ltd. (Bermuda)	3,635	347,215
Campbell Soup Co.(a)	13,546	744,759
Coca-Cola Co. (The)(a)	18,063	1,120,448
Constellation Brands, Inc., Class A(a)	2,313	522,484
General Mills, Inc.(a)	9,584	819,049
Hershey Co. (The)(a)	1,238	314,960
Kellogg Co.(a)	15,043	1,007,279
Keurig Dr Pepper, Inc.(a)	33,529	1,182,903
Kraft Heinz Co. (The)(a)	19,387	749,695
Molson Coors Beverage Co., Class B	2,497	129,045
Mondelez International, Inc., Class A(a)	8,303	578,885
PepsiCo, Inc.(a)	3,926	715,710
Philip Morris International, Inc.(a)	4,504	438,014
Tyson Foods, Inc., Class A(a)	19,158	1,136,452
		10,412,318
Health Care Equipment & Services — 3.7%
Abbott Laboratories(a)	4,401	445,645
AmerisourceBergen Corp.	522	83,577
Cardinal Health, Inc.(a)	6,197	467,874
Centene Corp.(a)*	18,753	1,185,377
Cigna Group (The)(a)	2,618	668,978
CVS Health Corp.(a)	11,579	860,435
DENTSPLY SIRONA, Inc.(a)	27,777	1,091,081
GE HealthCare Technologies, Inc.(a)*	33,420	2,741,443
HCA Healthcare, Inc.(a)	3,956	1,043,118
Hologic, Inc.(a)*	15,783	1,273,688
Laboratory Corp. of America Holdings(a)	676	155,088
McKesson Corp.(a)	1,112	395,928
Medtronic PLC (Ireland)	17,315	1,395,935
Molina Healthcare, Inc.(a)*	5,822	1,557,327
Stryker Corp.(a)	3,936	1,123,610
Teleflex, Inc.(a)	4,423	1,120,390
UnitedHealth Group, Inc.(a)	1,041	491,966
Zimmer Biomet Holdings, Inc.(a)	7,477	966,028
		17,067,488

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.7%
Kimberly-Clark Corp.(a)	9,839	$ 1,320,591
Procter & Gamble Co. (The)(a)	13,405	1,993,189
		3,313,780
Insurance — 1.5%
Aflac, Inc.(a)	2,425	156,461
Aon PLC, Class A (Ireland)	387	122,017
Arch Capital Group Ltd. (Bermuda)*	10,841	735,779
Assurant, Inc.(a)	5,340	641,174
Brown & Brown, Inc.(a)	4,815	276,477
Chubb Ltd. (Switzerland)	2,060	400,011
Everest Re Group Ltd. (Bermuda)	760	272,095
Globe Life, Inc.(a)	4,807	528,866
Lincoln National Corp.(a)	21,476	482,566
Loews Corp.(a)	19,507	1,131,796
Marsh & McLennan Cos., Inc.(a)	3,475	578,761
Principal Financial Group, Inc.(a)	3,998	297,131
Willis Towers Watson PLC (Ireland)	4,725	1,097,996
		6,721,130
Materials — 3.4%
CF Industries Holdings, Inc.(a)	7,485	542,588
Dow, Inc.(a)	8,000	438,560
DuPont de Nemours, Inc.(a)	29,311	2,103,650
Eastman Chemical Co.(a)	18,926	1,596,219
FMC Corp.(a)	6,675	815,218
Freeport-McMoRan, Inc.(a)	11,917	487,524
International Paper Co.(a)	50,036	1,804,298
Linde PLC (Ireland)	2,151	764,551
LyondellBasell Industries NV, Class A (Netherlands)	1,212	113,795
Mosaic Co. (The)(a)	33,233	1,524,730
Newmont Corp.	575	28,187
Nucor Corp.(a)	4,152	641,359
Packaging Corp. of America(a)	12,347	1,714,134
Sealed Air Corp.(a)	49,213	2,259,369
Steel Dynamics, Inc.(a)	6,099	689,553
		15,523,735
Media & Entertainment — 1.5%
Activision Blizzard, Inc.(a)	1,286	110,069
Alphabet, Inc., Class A(a)*	14,749	1,529,914
Charter Communications, Inc., Class A(a)*	1,833	655,499
Comcast Corp., Class A(a)	20,968	794,897
Electronic Arts, Inc.	892	107,441
Fox Corp., Class A(a)	8,388	285,611
Interpublic Group of Cos., Inc. (The)(a)	12,354	460,063
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Meta Platforms, Inc., Class A(a)*	5,967	$ 1,264,646
Netflix, Inc.(a)*	1,162	401,448
News Corp., Class A(a)	16,805	290,222
Omnicom Group, Inc.(a)	5,022	473,776
Take-Two Interactive Software, Inc.*	251	29,944
Walt Disney Co. (The)*	1,344	134,575
Warner Bros Discovery, Inc.*	21,777	328,833
		6,866,938
Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
Biogen, Inc.(a)*	1,996	554,948
Bristol-Myers Squibb Co.(a)	6,295	436,306
Danaher Corp.(a)	1,801	453,924
Gilead Sciences, Inc.(a)	9,958	826,215
Illumina, Inc.(a)*	809	188,133
Incyte Corp.*	551	39,821
Johnson & Johnson(a)	11,229	1,740,495
Merck & Co., Inc.(a)	21,199	2,255,362
Moderna, Inc.(a)*	11,135	1,710,113
Organon & Co.(a)	86,957	2,045,229
PerkinElmer, Inc.(a)	7,936	1,057,551
Pfizer, Inc.(a)	47,034	1,918,987
Regeneron Pharmaceuticals, Inc.(a)*	444	364,822
Thermo Fisher Scientific, Inc.(a)	350	201,730
Vertex Pharmaceuticals, Inc.(a)*	185	58,288
		13,851,924
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)*	3,604	262,407
Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc.(a)	6,347	779,602
Broadcom, Inc.(a)	2,483	1,592,944
KLA Corp.(a)	2,258	901,326
Lam Research Corp.(a)	3,853	2,042,552
Microchip Technology, Inc.(a)	19,529	1,636,140
Micron Technology, Inc.	1,672	100,888
NVIDIA Corp.(a)	2,989	830,255
NXP Semiconductors N. V. (Netherlands)	7,697	1,435,298
ON Semiconductor Corp.(a)*	30,145	2,481,536
Qorvo, Inc.(a)*	17,846	1,812,618
QUALCOMM, Inc.(a)	3,909	498,710
Skyworks Solutions, Inc.(a)	13,726	1,619,394
SolarEdge Technologies, Inc.*	58	17,629
		15,748,892
Software & Services — 2.1%
Accenture PLC, Class A (Ireland)	409	116,896
Adobe, Inc.(a)*	1,522	586,533

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ANSYS, Inc.*	49	$ 16,307
Autodesk, Inc.*	264	54,954
Cadence Design Systems, Inc.*	118	24,791
Cognizant Technology Solutions Corp., Class A	34	2,072
DXC Technology Co.(a)*	10,730	274,259
EPAM Systems, Inc.*	33	9,867
Fair Isaac Corp.(a)*	804	564,963
Gartner, Inc.*	2,323	756,764
International Business Machines Corp.(a)	4,464	585,186
Microsoft Corp.(a)	14,550	4,194,765
Roper Technologies, Inc.(a)	1,662	732,427
Salesforce, Inc.(a)*	2,802	559,783
ServiceNow, Inc.(a)*	709	329,486
Synopsys, Inc.*	309	119,351
VeriSign, Inc.(a)*	3,064	647,515
		9,575,919
Technology Hardware & Equipment — 1.9%
Amphenol Corp., Class A(a)	5,610	458,449
Apple, Inc.	582	95,972
CDW Corp.	896	174,621
Cisco Systems, Inc.(a)	27,683	1,447,129
Hewlett Packard Enterprise Co.(a)	56,188	895,075
HP, Inc.(a)	25,788	756,878
Motorola Solutions, Inc.(a)	3,243	927,919
NetApp, Inc.(a)	14,689	937,893
Seagate Technology Holdings PLC (Ireland)	13,267	877,214
Zebra Technologies Corp., Class A(a)*	5,840	1,857,120
		8,428,270
Telecommunication Services — 0.4%
AT&T, Inc.(a)	51,442	990,259
T-Mobile US, Inc.(a)*	2,066	299,239
Verizon Communications, Inc.(a)	15,307	595,289
		1,884,787
Transportation — 1.3%
American Airlines Group, Inc.(a)*	70,561	1,040,775
CSX Corp.(a)	18,372	550,058
Expeditors International of Washington, Inc.(a)	6,350	699,262
Norfolk Southern Corp.	3,152	668,224
Old Dominion Freight Line, Inc.(a)	2,541	866,074
Union Pacific Corp.(a)	2,947	593,113
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Airlines Holdings, Inc.(a)*	3,521	$ 155,804
United Parcel Service, Inc., Class B(a)	6,636	1,287,318
		5,860,628
Utilities — 1.4%
Constellation Energy Corp.(a)	28,762	2,257,817
Exelon Corp.(a)	29,666	1,242,709
NRG Energy, Inc.(a)	22,442	769,536
PG&E Corp.*	6,587	106,512
Public Service Enterprise Group, Inc.(a)	27,419	1,712,316
Southern Co. (The)(a)	6,686	465,212
		6,554,102
TOTAL COMMON STOCKS (Cost $191,028,673)		209,062,926
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 46.9%
Gotham Enhanced 500 ETF	9,510,300	213,411,132
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $232,808,996)		213,411,132

TOTAL INVESTMENTS - 92.8% (Cost $423,837,669)		422,474,058
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%		32,879,867
NET ASSETS - 100.0%		$ 455,353,925

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents 6.0% of net assets as of March 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	63,997	$ 2,539,950	$ 3,142,893	$ 675,692
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/24	80,910	3,007,013	2,967,779	23,707
					144,907	5,546,963	6,110,672	699,399
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/24	68,763	2,209,632	1,966,622	(138,091)
First Republic Bank	USFF +0.250%	Weekly	MS	01/10/28	633	20,899	8,856	(11,606)
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/24	20,630	2,324,574	2,688,295	477,166
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	3,821	540,873	485,649	(18,658)
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	5,184	182,832	186,883	9,939
					99,031	5,278,810	5,336,305	318,750
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/29/24	7,392	972,903	776,973	(132,162)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/07/27	12,950	659,313	895,493	259,293
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/24	15,364	1,995,449	2,232,850	280,717
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	11,223	2,325,800	2,384,102	101,045
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,972	4,453,620	4,570,393	220,626
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	2,020	851,681	834,018	1,186
Dover Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,410	178,012	214,235	48,802
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	6,632	1,136,860	1,136,327	19,487
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/24	9,195	706,687	801,252	129,573
Fortive Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,914	212,346	266,817	59,535
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,794	400,411	409,409	19,327
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	21,926	1,254,945	2,096,126	866,367
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	42,217	1,652,210	1,788,734	166,560
IDEX Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,319	979,408	997,819	38,702
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,134	1,497,317	1,980,222	549,388
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	4,441	207,103	267,437	80,072
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,973	1,781,912	1,878,156	165,188
Masco Corp.	USFF +0.250%	Weekly	MS	01/07/27	16,926	794,845	841,561	68,890
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/24	526	230,406	242,865	23,976
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,331	1,224,577	1,268,629	87,408
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	19,369	821,858	1,070,525	293,476
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,325	$ 1,873,098	$ 2,302,249	$ 549,804
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	28,431	1,840,462	2,008,082	203,713
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	7,275	1,102,545	1,338,455	275,023
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,255	881,966	924,998	59,225
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	386	107,969	152,763	47,397
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/24	3,689	2,035,870	2,541,020	565,825
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,731	789,296	809,436	34,638
					289,120	32,968,869	37,030,946	5,083,081
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,122	1,101,762	1,140,311	76,920
Copart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,038	390,787	454,118	70,537
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,772	813,566	795,778	(1,201)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	24,523	2,471,408	2,257,587	(156,509)
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	20,672	1,599,122	1,665,543	116,737
					63,127	6,376,645	6,313,337	106,484
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/24	81,161	9,079,812	8,383,120	(532,079)
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/29/24	447	849,327	1,098,793	265,062
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	84,257	3,037,838	3,082,121	114,025
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,347	819,563	888,130	113,726
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,107	1,411,816	1,421,038	35,111
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/24	40,378	1,623,945	1,791,572	222,387
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/08/27	5,315	802,436	889,253	116,385
LKQ Corp.	USFF +0.250%	Weekly	MS	07/29/24	12,854	601,468	729,593	159,109
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,052	1,721,802	1,810,128	158,462
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,057	665,419	897,372	245,157
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,422	794,794	1,106,087	337,892
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,103	1,416,877	1,693,214	302,319
					281,500	22,825,097	23,790,421	1,537,556
Consumer Durables & Apparel
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/29/24	20,488	1,429,982	2,001,473	614,811
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	1,425	118,495	149,782	37,644
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	6,872	740,944	842,782	125,312
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/24	51,246	1,715,499	2,209,215	564,062
					80,031	4,004,920	5,203,252	1,341,829
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,429	2,592,910	3,790,294	1,244,885
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,323	$ 186,018	$ 305,806	$ 123,247
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	9,604	1,421,224	1,594,648	206,151
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/24	6,689	1,605,601	1,870,311	402,801
MGM Resorts International	USFF +0.250%	Weekly	MS	01/10/28	38,821	1,579,290	1,724,429	174,396
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	13,514	1,044,438	1,407,213	409,265
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,232	1,480,798	1,615,603	201,525
					87,612	9,910,279	12,308,304	2,762,270
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	10,694	477,305	527,963	63,556
Target Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,840	273,840	304,759	45,001
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,934	678,719	654,738	13,363
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/24	17,665	2,338,990	2,604,704	371,252
					49,133	3,768,854	4,092,164	493,172
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/24	87,788	2,631,212	3,165,635	624,495
Chevron Corp.	USFF +0.250%	Weekly	MS	01/07/27	15,802	2,426,928	2,578,254	254,026
ConocoPhillips	USFF +0.250%	Weekly	MS	01/07/27	39,175	3,716,189	3,886,552	336,616
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,433	152,646	193,699	55,737
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	24,826	2,671,373	2,845,804	340,059
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	39,989	1,276,166	1,276,049	27,376
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	25,949	1,781,610	2,845,567	1,234,212
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/24	82,502	2,785,830	2,610,363	(98,395)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	99,854	1,702,256	1,748,444	110,391
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/29/24	10,374	764,388	1,398,726	688,016
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,629	157,077	164,128	11,575
ONEOK, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,898	855,778	883,079	57,563
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	07/08/27	5,490	1,060,778	1,121,278	89,600
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	7,958	900,202	1,110,937	254,476
					457,667	22,882,433	25,828,515	3,985,747
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,647	1,249,296	1,085,977	(95,216)
American Tower Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,090	472,998	427,071	(22,940)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,685	1,458,310	1,459,601	70,851
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Camden Property Trust	USFF +0.250%	Weekly	MS	01/07/27	13,697	$ 1,610,973	$ 1,435,993	$ (139,978)
Crown Castle, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,692	253,458	226,457	(9,389)
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,139	2,210,453	2,078,175	(73,761)
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,780	1,326,979	1,430,525	178,484
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,325	730,592	710,180	9,317
Mid-America Apartment Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,603	231,354	242,117	25,225
Prologis, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,109	790,059	886,990	123,673
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/06/26	30,195	1,895,427	1,911,947	112,156
SBA Communications Corp.	USFF +0.250%	Weekly	MS	07/29/24	297	84,377	77,538	(3,741)
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,056	816,547	902,030	162,799
UDR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,424	525,373	551,189	38,811
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/08/27	52,117	1,646,174	1,700,057	110,444
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,144	833,343	870,603	65,386
Weyerhaeuser Co.	USFF +0.250%	Weekly	MS	07/29/24	23,675	739,063	713,328	98,477
					245,675	16,874,776	16,709,778	650,598
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	9,096	1,383,064	1,500,385	133,425
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	16,026	3,409,981	4,948,348	1,600,820
BlackRock, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,388	1,389,531	1,597,859	350,044
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,514	983,422	1,011,026	56,138
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	368,231	(73,590)
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,638	1,819,108	2,037,390	301,955
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,458	735,750	729,948	7,716
FleetCor Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	16,259	2,958,535	3,428,210	524,592
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	79,796	2,229,539	2,149,704	56,813
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	3,248	1,147,243	1,062,453	(55,580)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,779	2,238,363	2,375,622	218,549
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/24	60,411	924,710	990,740	188,056
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,573	1,029,116	1,298,464	304,493
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/24	41,383	2,333,550	2,262,409	26,708
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	21,042	$ 1,513,509	$ 1,597,929	$ 112,170
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	918	93,675	85,622	(5,344)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	1,505	481,037	518,879	47,730
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	17,068	1,999,269	1,926,977	107,432
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	7,183	1,370,513	1,619,479	305,606
					337,315	28,494,870	31,509,675	4,207,733
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	27,743	1,189,663	1,237,893	246,477
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/24	3,635	255,107	289,564	54,195
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	8,872	850,834	847,453	12,243
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	37,967	1,835,074	2,087,426	323,665
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	29,863	1,660,234	1,852,402	360,624
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	2,388	523,471	539,425	34,688
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/24	17,969	1,267,545	1,535,631	360,074
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	2,373	502,265	603,715	126,003
Kellogg Co.	USFF +0.250%	Weekly	MS	07/08/27	23,598	1,716,421	1,580,122	(72,901)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/08/27	53,664	1,932,196	1,893,266	11,445
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	53,988	2,020,728	2,087,716	201,224
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/24	3,091	152,710	159,743	15,373
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	14,395	887,087	1,003,619	158,315
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,345	909,759	974,394	125,932
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,130	465,004	498,893	91,524
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	19,653	1,452,620	1,165,816	(192,295)
					309,674	17,620,718	18,357,078	1,856,586
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/24	28,747	2,861,849	2,910,921	177,088
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/05/26	3,586	527,925	574,154	60,970
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,196	1,981,661	2,128,798	218,810
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	44,080	3,037,366	2,786,297	(195,434)
Cigna Corp.	USFF +0.250%	Weekly	MS	07/06/26	5,700	1,376,060	1,456,521	129,669
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/24	39,765	3,007,748	2,954,937	77,711
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,331	805,966	1,112,842	329,231
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	49,120	2,948,278	4,029,314	1,135,041
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,221	1,650,560	2,167,713	561,431
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,007	$ 1,606,047	$ 1,775,965	$ 199,362
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	07/08/27	1,393	295,372	319,582	31,267
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,426	384,012	507,727	139,195
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	22,566	1,838,272	1,819,271	58,005
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,376	2,226,437	1,973,006	(213,517)
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,816	1,294,512	1,374,824	108,596
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,262	1,056,587	1,332,917	299,298
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,489	690,491	703,687	49,744
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,771	964,231	1,004,013	59,242
					309,852	28,553,374	30,932,489	3,225,709
Household & Personal Products
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	17,338	2,195,811	2,327,106	212,437
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	22,146	2,969,614	3,292,889	477,293
					39,484	5,165,425	5,619,995	689,730
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/24	20,683	1,313,141	1,334,467	63,101
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	2,925	796,730	922,223	154,485
Arch Capital Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	46,258	2,703,997	3,139,530	485,068
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,588	2,936,702	2,712,141	(138,946)
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,907	1,471,048	1,487,580	46,560
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	5,640	1,191,688	1,095,175	(70,449)
Everest Re Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	773	289,916	276,749	(6,531)
Globe Life, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,581	1,228,288	1,164,122	(39,033)
Lincoln National Corp.	USFF +0.250%	Weekly	MS	01/10/28	31,726	926,972	712,883	(197,071)
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/24	29,945	1,647,823	1,737,409	124,074
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,164	964,647	1,026,614	82,433
Principal Financial Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,130	453,212	455,582	19,779
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	4,832	1,148,914	1,122,860	(1,232)
					214,152	17,073,078	17,187,335	522,238
Materials
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/29/24	15,133	1,135,443	1,096,991	5,144
Dow, Inc.	USFF +0.250%	Weekly	MS	07/29/24	25,363	1,209,799	1,390,400	282,266
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/29/24	52,508	$ 3,728,556	$ 3,768,499	$ 136,506
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/29/24	42,753	3,597,657	3,605,788	152,928
FMC Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,107	1,148,953	1,112,238	(12,273)
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,318	458,850	667,569	232,255
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/24	81,320	2,870,904	2,932,399	218,603
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	3,840	1,185,710	1,364,890	204,852
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	2,443	187,101	229,373	51,565
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	41,710	1,945,235	1,913,655	46,879
Newmont Corp.	USFF +0.250%	Weekly	MS	07/08/27	682	25,788	33,432	9,258
Nucor Corp.	USFF +0.250%	Weekly	MS	07/29/24	4,089	549,591	631,628	102,320
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	15,165	2,035,082	2,105,357	139,013
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	50,214	2,559,793	2,305,325	(198,702)
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,158	717,361	809,283	109,719
					367,803	23,355,823	23,966,827	1,480,333
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,972	284,109	339,963	62,824
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	85,367	5,910,230	8,855,119	3,096,888
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	8,253	3,046,103	2,951,355	(38,953)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	91,906	3,465,950	3,484,156	147,169
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	11/03/25	949	112,223	114,307	5,505
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	16,803	502,341	572,142	84,856
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	28,501	815,200	1,061,377	331,589
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	15,090	2,280,187	3,198,175	959,250
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,347	804,710	1,156,322	366,392
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	23,825	390,056	411,458	31,968
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,066	499,855	666,606	188,227
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/24	876	110,881	104,507	(4,290)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,612	153,518	161,410	10,755
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,005	414,151	483,276	76,758
					319,572	18,789,514	23,560,173	5,318,938
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/24	179	$ 25,127	$ 28,527	$ 5,643
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,348	2,060,766	2,320,994	297,992
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	9,208	556,110	638,206	117,791
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,127	1,260,669	1,292,209	66,992
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/24	24,455	1,742,881	2,029,031	380,095
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,688	336,080	392,544	62,669
Incyte Corp.	USFF +0.250%	Weekly	MS	11/03/25	939	80,873	67,862	(11,483)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/24	23,130	3,285,695	3,585,150	627,788
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	25,506	2,217,913	2,713,583	696,763
Moderna, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,224	1,450,745	1,877,362	453,219
Organon & Co.	USFF +0.250%	Weekly	MS	07/29/24	93,927	2,377,121	2,209,163	(78,405)
PerkinElmer, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,999	1,010,111	1,065,947	75,126
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/29/24	88,698	3,562,155	3,618,878	341,393
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/29/24	514	321,048	422,338	107,220
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	07/08/27	418	229,701	240,923	15,672
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	321	80,896	101,137	21,776
					302,681	20,597,891	22,603,854	3,180,251
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	10,902	769,551	793,775	37,992
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,429	1,568,526	2,263,634	753,067
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,292	3,142,941	4,036,570	1,004,615
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/24	4,664	1,533,711	1,861,729	376,471
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,748	2,003,090	3,047,130	1,115,541
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,795	1,622,999	1,825,985	239,331
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,630	286,967	339,714	61,679
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,527	833,102	979,695	161,956
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	14,402	2,130,734	2,685,613	621,667
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	42,229	2,445,948	3,476,291	1,075,156
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/29/24	19,888	1,820,655	2,020,024	229,466
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,890	558,960	623,866	87,174
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,530	$ 1,707,873	$ 1,714,249	$ 39,945
SolarEdge Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	317	81,698	96,352	16,247
					162,341	19,737,204	24,970,852	5,782,315
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	2,932	725,412	837,995	164,523
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,165	2,101,330	2,761,176	698,352
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,197	297,610	398,362	107,757
Autodesk, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,653	310,788	344,088	39,043
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,707	211,674	358,624	151,004
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,373	202,481	205,517	17,247
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/08/27	33,772	855,149	863,212	23,766
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/06/26	352	175,436	105,248	(66,997)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,626	1,116,292	1,142,574	46,763
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,565	809,616	835,600	40,854
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,374	999,747	966,658	(7,066)
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/24	45,418	10,559,851	13,094,009	2,942,136
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,692	701,654	745,647	57,353
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,401	2,517,532	3,676,152	1,204,743
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/29/24	997	399,148	463,326	72,748
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/24	710	196,935	274,238	81,057
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,545	587,194	749,165	172,771
					134,479	22,767,849	27,821,591	5,746,054
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	30,628	2,375,927	2,502,920	176,830
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/24	105,403	8,109,366	17,380,955	9,743,386
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	3,417	571,486	665,939	109,751
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	93,042	3,942,126	4,863,771	1,211,079
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	69,136	1,045,866	1,101,336	82,063
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/24	92,904	2,202,976	2,726,732	739,461
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,383	1,719,811	1,826,368	143,340
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	19,231	1,210,719	1,227,899	53,890
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	13,684	$ 934,263	$ 904,786	$ (3,958)
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,577	1,867,165	2,091,486	258,031
					440,405	23,979,705	35,292,192	12,513,873
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/06/26	56,096	940,572	1,079,848	185,066
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/24	3,544	424,280	513,313	96,852
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/29/24	19,680	946,369	765,355	(68,407)
					79,320	2,311,221	2,358,516	213,511
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	205,001	3,234,631	3,023,765	(151,622)
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/24	32,207	926,331	964,278	74,535
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/29/24	17,563	1,738,250	1,934,038	262,606
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,912	784,983	829,344	61,800
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,669	903,636	1,250,542	367,298
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,001	589,768	603,981	44,127
United Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,562	357,864	378,869	27,608
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/05/26	7,676	1,299,853	1,489,067	268,780
					281,591	9,835,316	10,473,884	955,132
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	70,267	4,533,777	5,515,960	1,105,918
Exelon Corp.	USFF +0.250%	Weekly	MS	01/05/26	66,666	2,575,167	2,792,639	321,215
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/24	28,658	920,479	982,683	189,263
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,717	87,136	108,614	23,127
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	30,734	1,803,330	1,919,338	181,863
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	7,040	452,807	489,843	55,625
					210,082	10,372,696	11,809,077	1,877,011

Total Reference Entity — Long						379,861,881	429,981,007	64,586,292
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(23,433)	$ (3,152,305)	$ (2,628,948)	$ 474,984
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(233,532)	(3,004,328)	(2,942,503)	(153,654)
					(256,965)	(6,156,633)	(5,571,451)	321,330
Banks
Citizens Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,494)	(83,423)	(45,373)	33,902
Comerica, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,172)	(951,503)	(441,668)	486,967
Fifth Third Bancorp	USFF -0.250%	Weekly	MS	01/07/27	(10,935)	(412,597)	(291,308)	107,021
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(86,805)	(1,346,822)	(972,216)	322,284
KeyCorp	USFF -0.250%	Weekly	MS	01/07/27	(18,361)	(375,925)	(229,880)	135,521
M&T Bank Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,051)	(1,279,632)	(843,088)	401,975
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/06/26	(71,434)	(1,733,837)	(1,325,815)	325,834
Wells Fargo & Co.	USFF -0.250%	Weekly	MS	07/08/27	(21,134)	(992,447)	(789,989)	183,998
Zions Bancorp NA	USFF -0.250%	Weekly	MS	07/06/26	(10,204)	(693,903)	(305,406)	373,392
					(237,590)	(7,870,089)	(5,244,743)	2,370,894
Capital Goods
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(17,708)	(2,037,633)	(1,889,975)	90,678
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/06/26	(25,789)	(1,385,922)	(1,179,847)	167,668
Cummins, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,523)	(4,489,782)	(4,424,774)	(46,021)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/07/27	(53,613)	(2,829,989)	(2,891,885)	(127,292)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,302)	(3,427,981)	(2,192,819)	1,181,698
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,595)	(326,124)	(304,836)	16,917
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(23,793)	(5,456,058)	(4,925,627)	405,869
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(309)	(17,825)	(17,978)	(426)
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,471)	(3,689,372)	(3,232,269)	362,563
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(15,443)	(3,396,297)	(3,432,361)	(88,186)
Otis Worldwide Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,140)	(596,598)	(602,616)	(17,825)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,869)	(2,408,118)	(2,644,850)	(299,267)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,533)	(656,153)	(755,379)	(115,238)
Raytheon Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(35,052)	(3,467,090)	(3,432,642)	(53,911)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,936)	(2,442,272)	(2,328,819)	46,838
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(15,996)	(1,984,479)	(1,288,958)	641,071
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(18,938)	(1,907,179)	(1,913,874)	(40,442)
					(291,010)	(40,518,872)	(37,459,509)	2,124,694
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
Broadridge Financial Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,549)	$ (526,815)	$ (520,177)	$ (2,982)
Cintas Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,297)	(583,902)	(600,096)	(28,805)
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35,175)	(2,822,971)	(2,421,799)	357,015
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,534)	(2,533,223)	(2,339,557)	149,006
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,912)	(1,913,584)	(1,823,356)	41,383
Republic Services, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35)	(5,156)	(4,733)	766
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(21,325)	(791,861)	(800,327)	(30,518)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,424)	(1,439,818)	(1,424,369)	(11,934)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,122)	(941,496)	(998,927)	(75,666)
					(102,373)	(11,558,826)	(10,933,341)	398,265
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(20,243)	(3,964,339)	(2,461,751)	1,358,516
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,507)	(1,713,849)	(835,754)	851,820
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,106)	(328,157)	(326,403)	(5,536)
Pool Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,621)	(1,291,761)	(897,535)	365,536
TJX Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(1,841)	(150,107)	(144,261)	3,106
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/06/26	(22,485)	(5,118,282)	(5,284,874)	(305,213)
					(55,803)	(12,566,495)	(9,950,578)	2,268,229
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/07/27	(1,378)	(147,147)	(139,068)	4,068
Hasbro, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,661)	(502,896)	(303,939)	177,054
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,064)	(564,888)	(407,294)	148,970
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(66,869)	(1,368,248)	(831,850)	472,643
NVR, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(276)	(1,500,513)	(1,537,924)	(63,787)
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,560)	(477,450)	(498,877)	(32,590)
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	07/08/27	(13,695)	(1,410,771)	(1,597,796)	(248,852)
VF Corp.	USFF -0.250%	Weekly	MS	07/06/26	(79,050)	(2,987,617)	(1,811,035)	1,061,852
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,406)	(901,650)	(845,720)	36,381
					(185,959)	(9,861,180)	(7,973,503)	1,555,739
Consumer Services
Caesars Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,924)	(483,561)	(386,770)	89,416
Carnival Corp. (Panama)	USFF -0.580%	Weekly	MS	01/05/26	(56,779)	(710,636)	(576,307)	123,466
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,832)	(3,098,890)	(3,129,587)	(78,250)
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(10,533)	(1,573,729)	(1,634,300)	(156,686)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,768)	(2,875,968)	(2,562,430)	255,170
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,715)	$ (869,014)	$ (457,496)	$ 410,100
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,044)	(772,339)	(710,548)	46,447
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	07/29/24	(67,205)	(1,414,351)	(903,907)	492,538
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/29/24	(31,457)	(2,392,255)	(2,054,142)	297,294
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/29/24	(13,800)	(1,652,330)	(1,544,358)	54,379
					(207,057)	(15,843,073)	(13,959,845)	1,533,874
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	07/08/27	(76)	(42,345)	(37,762)	3,851
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,320)	(483,582)	(488,267)	(12,294)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(23,889)	(3,526,133)	(3,429,266)	42,580
Sysco Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,698)	(706,050)	(671,747)	20,442
					(34,983)	(4,758,110)	(4,627,042)	54,579
Energy
Baker Hughes Co.	USFF -0.250%	Weekly	MS	01/07/27	(14,705)	(546,317)	(424,386)	115,020
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(102,052)	(3,089,447)	(2,504,356)	361,001
Devon Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(21,921)	(1,183,806)	(1,109,422)	36,952
Hess Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,569)	(1,077,096)	(1,001,681)	56,296
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(288,852)	(6,453,546)	(6,920,894)	(569,173)
Phillips 66	USFF -0.250%	Weekly	MS	01/07/27	(5,681)	(600,016)	(575,940)	5,073
Schlumberger Ltd. (Curacao)	USFF -0.250%	Weekly	MS	07/08/27	(44,009)	(2,307,025)	(2,160,842)	103,021
SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	01/10/28	(9,066)	(3,612,971)	(3,711,530)	(158,293)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(48,083)	(3,430,192)	(3,507,655)	(146,390)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(120,016)	(3,849,198)	(3,583,678)	109,643
					(661,954)	(26,149,614)	(25,500,384)	(86,850)
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,824)	(712,587)	(369,315)	310,457
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(4,141)	(3,352,016)	(2,985,827)	233,905
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(9,295)	(704,647)	(557,700)	119,016
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,181)	(1,944,173)	(1,501,834)	375,999
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(4,532)	(482,893)	(447,898)	24,714
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(27,337)	(507,228)	(450,787)	36,540
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,781)	(101,048)	(86,851)	50,769
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(73,043)	$ (3,988,724)	$ (3,864,705)	$ (60,012)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	07/06/26	(92,559)	(2,099,388)	(1,807,677)	208,728
Public Storage	USFF -0.250%	Weekly	MS	01/10/28	(4,882)	(1,414,747)	(1,475,047)	(81,980)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(38,860)	(2,624,737)	(2,377,455)	146,541
Ventas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(28,237)	(1,473,369)	(1,224,074)	174,537
					(299,672)	(19,405,557)	(17,149,170)	1,539,214
Financial Services
Ameriprise Financial, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,757)	(1,275,645)	(1,151,520)	100,104
Bank of New York Mellon Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(21,150)	(1,074,904)	(961,056)	94,650
Cboe Global Markets, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(3,665)	(465,042)	(491,990)	(39,549)
Discover Financial Services	USFF -0.250%	Weekly	MS	07/06/26	(12,774)	(1,501,875)	(1,262,582)	183,906
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,124)	(1,875,758)	(1,711,831)	124,182
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(32,471)	(3,981,653)	(1,764,149)	2,072,627
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(21,436)	(3,302,625)	(2,255,925)	972,903
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,736)	(790,045)	(713,810)	70,747
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(861)	(465,975)	(336,901)	116,965
Moody's Corp.	USFF -0.250%	Weekly	MS	07/08/27	(11,075)	(3,150,748)	(3,389,171)	(298,450)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,673)	(3,206,559)	(3,175,121)	(54,747)
Northern Trust Corp.	USFF -0.250%	Weekly	MS	07/06/26	(10,903)	(1,340,984)	(960,881)	325,037
State Street Corp.	USFF -0.250%	Weekly	MS	07/06/26	(14,437)	(1,318,254)	(1,092,737)	190,848
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(43,297)	(1,706,325)	(1,259,077)	406,418
					(190,359)	(25,456,392)	(20,526,751)	4,265,641
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/24	(29,723)	(2,121,263)	(1,910,297)	143,719
Conagra Brands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(55,052)	(2,049,273)	(2,067,753)	(56,484)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/08/27	(62,409)	(2,927,741)	(2,488,871)	373,277
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/07/27	(3,503)	(506,132)	(551,267)	(56,018)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(25,422)	(2,504,518)	(2,657,107)	(205,334)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	07/29/24	(33,032)	(3,126,844)	(2,748,593)	290,786
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/05/26	(70,527)	(3,516,386)	(3,809,163)	(346,744)
					(279,668)	(16,752,157)	(16,233,051)	143,202
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,526)	$ (2,612,119)	$ (2,180,598)	$ 388,997
Baxter International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,325)	(968,845)	(459,342)	481,684
Becton Dickinson and Co.	USFF -0.250%	Weekly	MS	01/07/27	(17,486)	(4,433,493)	(4,328,484)	433
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(19,821)	(938,659)	(991,645)	(67,351)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(1,938)	(798,779)	(723,572)	62,884
DaVita, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,971)	(436,337)	(322,088)	112,642
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,878)	(1,906,617)	(1,844,706)	32,675
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(19,056)	(2,150,872)	(1,576,503)	550,776
Elevance Health, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,508)	(2,292,770)	(2,072,823)	179,084
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,054)	(1,548,746)	(1,472,123)	52,885
Humana, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,757)	(1,859,416)	(1,823,873)	3,820
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,001)	(2,781,889)	(2,500,900)	238,306
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,926)	(2,469,368)	(2,528,077)	(96,590)
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,655)	(1,781,921)	(1,700,153)	54,448
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,890)	(2,247,707)	(2,389,597)	(176,221)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,616)	(3,232,178)	(2,981,768)	181,586
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(16,036)	(3,368,575)	(3,067,366)	229,502
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	07/06/26	(10,921)	(1,328,443)	(1,388,059)	(83,803)
					(199,365)	(37,156,734)	(34,351,677)	2,145,757
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,918)	(862,476)	(788,440)	53,251
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(26,223)	(4,499,152)	(4,149,528)	153,058
Colgate-Palmolive Co.	USFF -0.250%	Weekly	MS	01/10/28	(19,603)	(1,428,880)	(1,473,165)	(65,817)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,443)	(642,029)	(602,102)	28,165
					(57,187)	(7,432,537)	(7,013,235)	168,657
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(31,465)	(4,114,166)	(3,486,637)	511,730
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(48,182)	(2,789,424)	(2,426,446)	298,885
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/08/27	(12,933)	(2,453,696)	(2,474,212)	(68,190)
Cincinnati Financial Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,093)	(288,028)	(234,583)	45,581
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Hartford Financial Services Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(22,302)	$ (1,628,784)	$ (1,554,226)	$ 30,675
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,067)	(506,706)	(409,462)	96,183
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(4,292)	(600,627)	(614,014)	(22,559)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(28,866)	(3,018,362)	(2,388,373)	531,871
Travelers Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(2,328)	(437,914)	(399,042)	28,898
W R Berkley Corp.	USFF -0.250%	Weekly	MS	01/10/28	(35,574)	(2,188,029)	(2,214,837)	(60,367)
					(195,102)	(18,025,736)	(16,201,832)	1,392,707
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,498)	(1,551,126)	(1,579,081)	(61,155)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,057)	(594,372)	(454,679)	129,081
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/08/27	(364,778)	(4,191,032)	(4,151,174)	(72,128)
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/07/27	(16,332)	(3,047,119)	(2,922,285)	55,351
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(10,614)	(721,596)	(584,938)	122,218
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(29,446)	(3,050,469)	(3,206,375)	(202,715)
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(77,772)	(4,690,753)	(4,690,429)	(95,963)
Ecolab, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,868)	(1,115,890)	(805,800)	278,103
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,598)	(1,830,201)	(1,434,392)	332,532
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(656)	(237,363)	(232,919)	63
PPG Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,111)	(2,665,048)	(2,686,427)	(87,721)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/07/27	(13,915)	(3,521,322)	(3,127,675)	320,122
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/06/26	(7,444)	(1,402,852)	(1,277,093)	93,892
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(155,997)	(5,038,049)	(4,753,229)	204,717
					(725,086)	(33,657,192)	(31,906,496)	1,016,397
Media & Entertainment
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(571,124)	(10,388,629)	(5,328,587)	4,900,499
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(26,315)	(2,157,287)	(1,842,050)	282,150
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,104)	(2,866,628)	(771,793)	2,050,851
Paramount Global, Class B	USFF -0.780%	Weekly	MS	01/07/27	(27,470)	(790,140)	(612,856)	144,437
					(645,013)	(16,202,684)	(8,555,286)	7,377,937
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,368)	(881,178)	(880,949)	(13,712)
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,875)	(499,151)	(453,281)	34,549
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(4,363)	(2,536,153)	(2,089,964)	407,281
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(28,656)	$ (2,851,152)	$ (2,125,989)	$ 674,179
Catalent, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(69,578)	(7,024,613)	(4,571,970)	2,344,210
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,999)	(506,117)	(403,438)	94,958
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/08/27	(13,417)	(4,471,170)	(4,607,666)	(215,717)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,419)	(878,572)	(680,005)	184,670
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(550)	(836,998)	(841,615)	(19,466)
Viatris, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(119,642)	(1,310,109)	(1,150,956)	127,097
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,439)	(1,583,433)	(1,684,078)	(124,916)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,103)	(1,354,982)	(1,075,096)	286,402
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,648)	(1,797,330)	(1,439,373)	316,263
					(267,057)	(26,530,958)	(22,004,380)	4,095,798
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,801)	(1,102,607)	(960,596)	125,127
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,887)	(2,164,554)	(2,344,354)	(260,010)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(19,873)	(5,188,296)	(4,178,894)	918,109
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(23,179)	(3,747,820)	(5,041,432)	(1,351,646)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(118,713)	(3,992,237)	(3,878,354)	(77,889)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,094)	(1,530,085)	(1,548,671)	(51,226)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,598)	(2,205,383)	(2,214,491)	(44,879)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,456)	(2,206,418)	(2,316,941)	(150,489)
					(219,601)	(22,137,400)	(22,483,733)	(892,903)
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(274)	(27,937)	(21,454)	6,108
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,148)	(1,961,599)	(1,548,457)	381,096
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(29,681)	(1,938,701)	(1,972,599)	(63,627)
Gen Digital, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,113)	(187,022)	(122,059)	59,325
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,730)	(1,135,508)	(1,217,116)	(103,616)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,556)	(139,518)	(144,584)	(5,788)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,096)	(1,781,618)	(1,549,235)	203,991
PTC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(25,195)	(3,009,022)	(3,230,755)	(268,705)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,986)	(3,538,517)	(3,186,795)	297,415
					(101,779)	(13,719,442)	(12,993,054)	506,199
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,487)	(1,880,071)	(2,263,928)	(412,685)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(87,931)	(3,035,616)	(3,102,206)	(120,699)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
F5, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(798)	$ (189,085)	$ (116,261)	$ 98,240
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(124,289)	(3,739,719)	(4,278,027)	(644,446)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,708)	(442,136)	(437,288)	(1,889)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(2,579)	(329,004)	(338,236)	(13,898)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(469)	(205,353)	(209,812)	(7,559)
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(51,524)	(3,571,729)	(2,700,888)	817,050
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(161,297)	(6,422,800)	(6,076,058)	239,128
					(445,082)	(19,815,513)	(19,522,704)	(46,758)
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(54,131)	(2,480,271)	(2,271,337)	170,885
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,117)	(433,412)	(409,106)	11,136
Delta Air Lines, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(54,872)	(2,166,728)	(1,916,130)	216,475
FedEx Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,520)	(1,764,432)	(2,175,225)	(490,984)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,882)	(3,498,901)	(3,137,576)	282,000
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(93,242)	(3,823,569)	(3,034,095)	702,728
					(233,764)	(14,167,313)	(12,943,469)	892,240
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(38,161)	(945,605)	(918,917)	14,774
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(40,522)	(2,485,153)	(2,163,875)	223,853
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,008)	(659,081)	(605,421)	27,468
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(24,300)	(2,390,112)	(2,211,057)	90,938
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(8,498)	(1,412,921)	(1,244,872)	123,284
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(9,542)	(1,081,605)	(1,072,139)	(41,938)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(57,604)	(1,650,270)	(1,697,014)	(88,153)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(26,372)	(1,829,097)	(1,618,713)	144,849
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,532)	(836,071)	(816,256)	(10,685)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,736)	(1,402,441)	(935,710)	426,867
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(17,044)	(1,822,305)	(1,867,000)	(85,373)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(16,210)	(1,755,246)	(1,563,779)	120,595
Edison International	USFF -0.250%	Weekly	MS	07/29/24	(38,451)	(2,621,849)	(2,714,256)	(254,743)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(9,278)	(1,076,305)	(999,612)	23,545
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,176)	(1,702,333)	(1,538,757)	83,867
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/24	(32,793)	(2,829,603)	(2,566,380)	122,570
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(46,593)	(1,931,482)	(1,866,516)	(24,387)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,800)	(1,763,736)	(1,603,264)	115,293
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(55,169)	(1,659,075)	(1,542,525)	59,849
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/24	(29,128)	$ (2,613,663)	$ (2,308,103)	$ 26,581
PPL Corp.	USFF -0.250%	Weekly	MS	07/08/27	(57,987)	(1,761,084)	(1,611,459)	84,130
Sempra Energy	USFF -0.250%	Weekly	MS	01/07/27	(18,834)	(2,875,576)	(2,846,947)	(41,880)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,501)	(1,094,450)	(1,090,180)	(21,675)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(28,868)	(2,040,263)	(1,946,858)	(10,044)
					(645,107)	(42,239,326)	(39,349,610)	1,109,585

Total Reference Entity — Short						(447,981,833)	(402,454,844)	34,254,427
Net Value of Reference Entity						$ (68,119,952)	$ 27,526,163	$98,840,719

*	Includes $3,194,604 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS       Morgan Stanley
USFF  U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 1.0%
BorgWarner, Inc.	1,278	$ 62,763
General Motors Co.	7,064	259,107
		321,870
Banks — 2.2%
Citigroup, Inc.	5,709	267,695
Citizens Financial Group, Inc.	2,686	81,574
Comerica, Inc.	824	35,778
Fifth Third Bancorp	3,491	93,000
Huntington Bancshares, Inc.	8,199	91,829
KeyCorp.	5,203	65,141
PNC Financial Services Group, Inc. (The)	669	85,030
Zions Bancorp NA	844	25,261
		745,308
Capital Goods — 9.1%
3M Co.	3,457	363,365
A. O. Smith Corp.	633	43,772
AMETEK, Inc.	61	8,865
Carrier Global Corp.	2,429	111,127
Caterpillar, Inc.	2,290	524,044
Dover Corp.	56	8,509
General Electric Co.	5,400	516,240
Honeywell International, Inc.	1,696	324,139
Illinois Tool Works, Inc.	1,013	246,615
Ingersoll Rand, Inc.	138	8,029
Johnson Controls International PLC (Ireland)	563	33,904
Lockheed Martin Corp.	464	219,347
Masco Corp.	1,038	51,609
Otis Worldwide Corp.	1,085	91,574
PACCAR, Inc.	444	32,501
Pentair PLC (Ireland)	6	332
Snap-on, Inc.	333	82,214
Textron, Inc.	1,298	91,678
Trane Technologies PLC (Ireland)	385	70,832
WW Grainger, Inc.	261	179,779
		3,008,475
Commercial & Professional Services — 0.5%
Automatic Data Processing, Inc.	183	40,741
Leidos Holdings, Inc.	747	68,769
Robert Half International, Inc.	679	54,707
		164,217
Consumer Discretionary Distribution & Retail — 5.0%
Advance Auto Parts, Inc.	373	45,360
AutoZone, Inc.*	58	142,573
Bath & Body Works, Inc.	1,164	42,579
Best Buy Co., Inc.	1,391	108,874
CarMax, Inc.*	995	63,959
eBay, Inc.	3,393	150,547
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Genuine Parts Co.	848	$ 141,879
LKQ Corp.	1,683	95,527
Lowe's Cos., Inc.	452	90,386
O'Reilly Automotive, Inc.*	269	228,376
Ross Stores, Inc.	1,311	139,136
TJX Cos., Inc. (The)	3,344	262,036
Ulta Beauty, Inc.*	246	134,235
		1,645,467
Consumer Durables & Apparel — 0.5%
Garmin Ltd. (Switzerland)	227	22,909
Hasbro, Inc.	869	46,657
Mohawk Industries, Inc.*	347	34,776
Tapestry, Inc.	1,301	56,086
		160,428
Consumer Services — 2.2%
Caesars Entertainment, Inc.*	1,169	57,059
Expedia Group, Inc.*	965	93,634
McDonald's Corp.	904	252,767
MGM Resorts International	2,387	106,031
Starbucks Corp.	952	99,132
Yum! Brands, Inc.	888	117,287
		725,910
Consumer Staples Distribution & Retail — 1.4%
Kroger Co. (The)	3,802	187,705
Walgreens Boots Alliance, Inc.	5,429	187,735
Walmart, Inc.	605	89,207
		464,647
Energy — 10.4%
APA Corp.	1,962	70,750
Baker Hughes Co.	1,850	53,391
Chevron Corp.	2,388	389,626
ConocoPhillips	5,097	505,673
Coterra Energy, Inc.	3,922	96,246
Devon Energy Corp.	1,063	53,799
EOG Resources, Inc.	2,653	304,113
EQT Corp.	2,300	73,393
Exxon Mobil Corp.	3,502	384,029
Halliburton Co.	3,261	103,178
Marathon Petroleum Corp.	2,858	385,344
Occidental Petroleum Corp.	3,811	237,921
Phillips 66	2,933	297,348
Pioneer Natural Resources Co.	1,134	231,608
Valero Energy Corp.	1,984	276,966
		3,463,385
Equity Real Estate Investment Trusts (REITs) — 4.2%
Alexandria Real Estate Equities, Inc.	820	102,984
AvalonBay Communities, Inc.	683	114,785

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
Boston Properties, Inc.	987	$ 53,416
Camden Property Trust	675	70,767
Digital Realty Trust, Inc.	70	6,882
Equity Residential	1,891	113,460
Essex Property Trust, Inc.	407	85,120
Healthpeak Properties, Inc.	2,726	59,890
Mid-America Apartment Communities, Inc.	64	9,667
Prologis, Inc.	724	90,333
Realty Income Corp.	2,114	133,859
Simon Property Group, Inc.	892	99,877
UDR, Inc.	1,698	69,720
Ventas, Inc.	1,672	72,481
Welltower, Inc.	2,164	155,137
Weyerhaeuser Co.	4,631	139,532
		1,377,910
Financial Services — 5.4%
Ameriprise Financial, Inc.	236	72,334
Berkshire Hathaway, Inc., Class B*	693	213,978
BlackRock, Inc.	221	147,875
CME Group, Inc.	977	187,115
Fidelity National Information Services, Inc.	2,896	157,340
FleetCor Technologies, Inc.*	462	97,413
Franklin Resources, Inc.	3,149	84,834
Intercontinental Exchange, Inc.	3,520	367,101
Invesco Ltd. (Bermuda)	2,864	46,969
Jack Henry & Associates, Inc.	351	52,903
Nasdaq, Inc.	3,091	168,985
PayPal Holdings, Inc.*	291	22,098
T Rowe Price Group, Inc.	1,413	159,528
		1,778,473
Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.	9,059	404,213
Archer-Daniels-Midland Co.	102	8,125
Bunge Ltd. (Bermuda)	720	68,774
Campbell Soup Co.	1,882	103,472
Coca-Cola Co. (The)	412	25,556
General Mills, Inc.	2,817	240,741
J M Smucker Co. (The)	538	84,665
Kellogg Co.	2,151	144,031
Keurig Dr Pepper, Inc.	3,264	115,154
Kraft Heinz Co. (The)	6,128	236,970
Philip Morris International, Inc.	3,089	300,405
Tyson Foods, Inc., Class A	2,239	132,818
		1,864,924
Health Care Equipment & Services — 8.4%
Abbott Laboratories	74	7,493
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.	988	$ 158,189
Cardinal Health, Inc.	1,630	123,065
Centene Corp.*	2,763	174,649
Cigna Group (The)	1,499	383,039
CVS Health Corp.	6,003	446,083
DaVita, Inc.*	569	46,151
DENTSPLY SIRONA, Inc.	1,356	53,264
GE HealthCare Technologies, Inc.*	2,658	218,036
HCA Healthcare, Inc.	1,563	412,132
Henry Schein, Inc.*	830	67,678
Hologic, Inc.*	1,305	105,313
Laboratory Corp. of America Holdings	493	113,104
McKesson Corp.	643	228,940
Medtronic PLC (Ireland)	551	44,422
Molina Healthcare, Inc.*	339	90,679
Quest Diagnostics, Inc.	318	44,991
Teleflex, Inc.	22	5,573
Universal Health Services, Inc., Class B	360	45,756
		2,768,557
Household & Personal Products — 1.9%
Kimberly-Clark Corp.	1,882	252,602
Procter & Gamble Co. (The)	2,564	381,241
		633,843
Insurance — 4.1%
Aflac, Inc.	2,448	157,945
Aon PLC, Class A (Ireland)	372	117,288
Arch Capital Group Ltd. (Bermuda)*	2,189	148,567
Assurant, Inc.	337	40,464
Brown & Brown, Inc.	1,509	86,647
Cincinnati Financial Corp.	836	93,699
Everest Re Group Ltd. (Bermuda)	175	62,653
Globe Life, Inc.	610	67,112
Lincoln National Corp.	1,008	22,650
Loews Corp.	1,387	80,474
Marsh & McLennan Cos., Inc.	1,629	271,310
Principal Financial Group, Inc.	970	72,090
Willis Towers Watson PLC (Ireland)	583	135,478
		1,356,377
Materials — 4.6%
CF Industries Holdings, Inc.	1,232	89,308
Dow, Inc.	4,437	243,236
DuPont de Nemours, Inc.	2,500	179,425
Eastman Chemical Co.	748	63,086
FMC Corp.	712	86,957
International Paper Co.	2,205	79,512
LyondellBasell Industries NV, Class A (Netherlands)	2,050	192,475

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	2,135	$ 97,954
Nucor Corp.	1,595	246,380
Packaging Corp. of America	564	78,300
Sealed Air Corp.	910	41,778
Steel Dynamics, Inc.	1,088	123,009
		1,521,420
Media & Entertainment — 4.8%
Alphabet, Inc., Class A*	1,227	127,277
Charter Communications, Inc., Class A*	960	343,306
Comcast Corp., Class A	21,331	808,658
Interpublic Group of Cos., Inc. (The)	2,433	90,605
Match Group, Inc.*	1,298	49,830
News Corp., Class A	3,624	62,586
Omnicom Group, Inc.	1,276	120,378
		1,602,640
Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
AbbVie, Inc.	1,457	232,202
Amgen, Inc.	1,279	309,198
Biogen, Inc.*	907	252,173
Bristol-Myers Squibb Co.	588	40,754
Gilead Sciences, Inc.	5,548	460,318
Johnson & Johnson	1,684	261,020
Merck & Co., Inc.	3,861	410,772
Moderna, Inc.*	1,794	275,522
Organon & Co.	1,601	37,656
Pfizer, Inc.	9,818	400,574
Regeneron Pharmaceuticals, Inc.*	198	162,691
Vertex Pharmaceuticals, Inc.*	636	200,385
		3,043,265
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	1,958	142,562
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	2,393	293,932
Broadcom, Inc.	246	157,819
KLA Corp.	145	57,880
Lam Research Corp.	798	423,036
NXP Semiconductors N. V. (Netherlands)	697	129,973
ON Semiconductor Corp.*	2,249	185,138
Qorvo, Inc.*	636	64,598
Skyworks Solutions, Inc.	872	102,879
Teradyne, Inc.	536	57,625
		1,472,880
Software & Services — 2.2%
Accenture PLC, Class A (Ireland)	79	22,579
Akamai Technologies, Inc.*	985	77,125
DXC Technology Co.*	1,436	36,704
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gartner, Inc.*	377	$ 122,815
Gen Digital, Inc.	3,186	54,672
International Business Machines Corp.	2,534	332,182
VeriSign, Inc.*	472	99,748
		745,825
Technology Hardware & Equipment — 4.2%
Amphenol Corp., Class A	1,001	81,802
CDW Corp.	650	126,678
Cisco Systems, Inc.	9,493	496,247
F5, Inc.*	379	55,216
Hewlett Packard Enterprise Co.	6,997	111,462
HP, Inc.	6,200	181,970
Motorola Solutions, Inc.	30	8,584
NetApp, Inc.	1,348	86,070
Seagate Technology Holdings PLC (Ireland)	1,300	85,956
TE Connectivity Ltd. (Switzerland)	24	3,148
Teledyne Technologies, Inc.*	150	67,104
Zebra Technologies Corp., Class A*	324	103,032
		1,407,269
Telecommunication Services — 2.4%
AT&T, Inc.	21,431	412,547
Verizon Communications, Inc.	9,732	378,477
		791,024
Transportation — 4.6%
CH Robinson Worldwide, Inc.	734	72,938
CSX Corp.	10,277	307,693
Expeditors International of Washington, Inc.	971	106,926
Norfolk Southern Corp.	1,142	242,104
Union Pacific Corp.	1,592	320,406
United Parcel Service, Inc., Class B	2,442	473,724
		1,523,791
Utilities — 0.5%
Constellation Energy Corp.	2,058	161,553
TOTAL COMMON STOCKS (Cost $29,651,481)		32,892,020
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		250,364
NET ASSETS - 100.0%		$ 33,142,384

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)*	15	$ 1,683
BorgWarner, Inc.	418	20,528
Ford Motor Co.	261	3,288
General Motors Co.	2,550	93,534
Tesla, Inc.*	774	160,574
		279,607
Banks — 1.7%
Bank of America Corp.	1,905	54,483
Citigroup, Inc.	127	5,955
Citizens Financial Group, Inc.	22	668
Comerica, Inc.	59	2,562
Fifth Third Bancorp	302	8,045
First Republic Bank	82	1,147
Huntington Bancshares, Inc.	65	728
JPMorgan Chase & Co.	1,055	137,477
KeyCorp.	413	5,171
M&T Bank Corp.	8	957
PNC Financial Services Group, Inc. (The)	66	8,389
Regions Financial Corp.	42	780
Truist Financial Corp.	587	20,017
US Bancorp	681	24,550
Wells Fargo & Co.	217	8,111
Zions Bancorp NA	66	1,975
		281,015
Capital Goods — 6.0%
3M Co.	979	102,903
A. O. Smith Corp.	9	622
Allegion PLC (Ireland)	5	534
AMETEK, Inc.	13	1,889
Boeing Co. (The)*	40	8,497
Carrier Global Corp.	53	2,425
Caterpillar, Inc.	920	210,533
Cummins, Inc.	8	1,911
Deere & Co.	18	7,432
Dover Corp.	8	1,216
Eaton Corp. PLC (Ireland)	24	4,112
Emerson Electric Co.	38	3,311
Fastenal Co.	26	1,402
Fortive Corp.	157	10,703
Generac Holdings, Inc.*	3	324
General Dynamics Corp.	17	3,880
General Electric Co.	1,538	147,033
Honeywell International, Inc.	1,127	215,392
Howmet Aerospace, Inc.	25	1,059
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Huntington Ingalls Industries, Inc.	2	$ 414
IDEX Corp.	4	924
Illinois Tool Works, Inc.	20	4,869
Ingersoll Rand, Inc.	24	1,396
Johnson Controls International PLC (Ireland)	45	2,710
L3Harris Technologies, Inc.	11	2,159
Lockheed Martin Corp.	140	66,182
Masco Corp.	14	696
Nordson Corp.	3	667
Northrop Grumman Corp.	69	31,859
Otis Worldwide Corp.	25	2,110
PACCAR, Inc.	37	2,708
Parker-Hannifin Corp.	7	2,353
Pentair PLC (Ireland)	10	553
Quanta Services, Inc.	8	1,333
Raytheon Technologies Corp.	65	6,365
Rockwell Automation, Inc.	5	1,467
Snap-on, Inc.	95	23,455
Stanley Black & Decker, Inc.	9	725
Textron, Inc.	366	25,851
Trane Technologies PLC (Ireland)	14	2,576
TransDigm Group, Inc.	3	2,211
United Rentals, Inc.	4	1,583
Westinghouse Air Brake Technologies Corp.	8	808
WW Grainger, Inc.	90	61,993
Xylem, Inc.	12	1,256
		974,401
Commercial & Professional Services — 0.4%
Automatic Data Processing, Inc.	28	6,234
Broadridge Financial Solutions, Inc.	6	879
Cintas Corp.	5	2,313
Copart, Inc.*	22	1,655
CoStar Group, Inc.*	18	1,239
Equifax, Inc.	6	1,217
Jacobs Solutions, Inc.	7	823
Leidos Holdings, Inc.	244	22,463
Paychex, Inc.	21	2,406
Republic Services, Inc.	16	2,163
Robert Half International, Inc.	193	15,550
Rollins, Inc.	22	826
Verisk Analytics, Inc.	8	1,535
Waste Management, Inc.	19	3,100
		62,403

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — 6.8%
Advance Auto Parts, Inc.	106	$ 12,891
Amazon.com, Inc.*	5,472	565,203
AutoZone, Inc.*	15	36,872
Bath & Body Works, Inc.	407	14,888
Best Buy Co., Inc.	392	30,682
CarMax, Inc.*	282	18,127
eBay, Inc.	1,001	44,414
Etsy, Inc.*	5	556
Genuine Parts Co.	251	41,995
Home Depot, Inc. (The)	64	18,888
LKQ Corp.	17	965
Lowe's Cos., Inc.	40	7,999
O'Reilly Automotive, Inc.*	112	95,086
Pool Corp.	2	685
Ross Stores, Inc.	468	49,669
TJX Cos., Inc. (The)	1,513	118,559
Tractor Supply Co.	6	1,410
Ulta Beauty, Inc.*	90	49,110
		1,107,999
Consumer Durables & Apparel — 0.4%
DR Horton, Inc.	16	1,563
Garmin Ltd. (Switzerland)	11	1,110
Hasbro, Inc.	247	13,261
Lennar Corp., Class A	129	13,559
Mohawk Industries, Inc.*	3	301
Newell Brands, Inc.	24	299
NIKE, Inc., Class B	69	8,462
NVR, Inc.*	1	5,572
PulteGroup, Inc.	11	641
Ralph Lauren Corp.	4	467
Tapestry, Inc.	421	18,149
VF Corp.	24	550
Whirlpool Corp.	4	528
		64,462
Consumer Services — 0.8%
Booking Holdings, Inc.*	3	7,957
Caesars Entertainment, Inc.*	382	18,645
Carnival Corp. (Panama)*	56	568
Chipotle Mexican Grill, Inc.*	1	1,708
Darden Restaurants, Inc.	7	1,086
Domino's Pizza, Inc.	2	660
Expedia Group, Inc.*	276	26,780
Hilton Worldwide Holdings, Inc.	12	1,690
Las Vegas Sands Corp.*	34	1,953
Marriott International, Inc., Class A	14	2,325
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.	87	$ 24,326
MGM Resorts International	688	30,561
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	19	256
Royal Caribbean Cruises Ltd. (Liberia)*	11	718
Starbucks Corp.	73	7,602
Wynn Resorts Ltd.*	5	560
Yum! Brands, Inc.	18	2,378
		129,773
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	20	9,937
Dollar General Corp.	13	2,736
Dollar Tree, Inc.*	13	1,866
Kroger Co. (The)	1,088	53,715
Sysco Corp.	28	2,162
Target Corp.	28	4,638
Walgreens Boots Alliance, Inc.	1,537	53,150
Walmart, Inc.	169	24,919
		153,123
Energy — 7.0%
APA Corp.	633	22,826
Baker Hughes Co.	60	1,732
Chevron Corp.	1,054	171,971
ConocoPhillips	2,189	217,171
Coterra Energy, Inc.	116	2,847
Devon Energy Corp.	42	2,126
Diamondback Energy, Inc.	12	1,622
EOG Resources, Inc.	1,047	120,018
EQT Corp.	24	766
Exxon Mobil Corp.	2,123	232,808
Halliburton Co.	412	13,036
Hess Corp.	18	2,382
Kinder Morgan, Inc.	134	2,346
Marathon Oil Corp.	41	982
Marathon Petroleum Corp.	980	132,133
Occidental Petroleum Corp.	538	33,587
ONEOK, Inc.	27	1,716
Phillips 66	833	84,449
Pioneer Natural Resources Co.	15	3,064
Schlumberger N.V. (Curacao)	83	4,075
Targa Resources Corp.	10	729
Valero Energy Corp.	694	96,882
Williams Cos., Inc. (The)	64	1,911
		1,151,179

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	11	$ 1,382
American Tower Corp.	206	42,094
AvalonBay Communities, Inc.	249	41,847
Boston Properties, Inc.	32	1,732
Camden Property Trust	206	21,597
Crown Castle, Inc.	192	25,697
Digital Realty Trust, Inc.	13	1,278
Equinix, Inc.	4	2,884
Equity Residential	25	1,500
Essex Property Trust, Inc.	3	627
Extra Space Storage, Inc.	7	1,141
Federal Realty Investment Trust	4	395
Healthpeak Properties, Inc.	36	791
Host Hotels & Resorts, Inc.	32	528
Invitation Homes, Inc.	28	874
Iron Mountain, Inc.	13	688
Kimco Realty Corp.	36	703
Mid-America Apartment Communities, Inc.	6	906
Prologis, Inc.	618	77,108
Public Storage	10	3,021
Realty Income Corp.	1,177	74,528
Regency Centers Corp.	10	612
SBA Communications Corp.	48	12,531
Simon Property Group, Inc.	19	2,127
UDR, Inc.	15	616
Ventas, Inc.	18	780
VICI Properties, Inc.	43	1,403
Welltower, Inc.	252	18,066
Weyerhaeuser Co.	1,304	39,290
		376,746
Financial Services — 7.1%
American Express Co.	33	5,443
Ameriprise Financial, Inc.	6	1,839
Bank of New York Mellon Corp. (The)	54	2,454
Berkshire Hathaway, Inc., Class B*	1,178	363,731
BlackRock, Inc.	10	6,691
Capital One Financial Corp.	23	2,212
Cboe Global Markets, Inc.	5	671
Charles Schwab Corp. (The)	82	4,295
CME Group, Inc.	159	30,452
Discover Financial Services	17	1,680
FactSet Research Systems, Inc.	2	830
Fidelity National Information Services, Inc.	1,048	56,938
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Fiserv, Inc.*	28	$ 3,165
FleetCor Technologies, Inc.*	131	27,621
Franklin Resources, Inc.	890	23,977
Global Payments, Inc.	12	1,263
Goldman Sachs Group, Inc. (The)	20	6,542
Intercontinental Exchange, Inc.	986	102,830
Invesco Ltd. (Bermuda)	29	476
Jack Henry & Associates, Inc.	4	603
MarketAxess Holdings, Inc.	2	783
Mastercard, Inc., Class A	426	154,813
Moody's Corp.	11	3,366
Morgan Stanley	103	9,043
MSCI, Inc.	3	1,679
Nasdaq, Inc.	874	47,782
Northern Trust Corp.	14	1,234
PayPal Holdings, Inc.*	557	42,299
Raymond James Financial, Inc.	12	1,119
S&P Global, Inc.	15	5,171
State Street Corp.	16	1,211
Synchrony Financial	28	814
T Rowe Price Group, Inc.	398	44,934
Visa, Inc., Class A	916	206,521
		1,164,482
Food, Beverage & Tobacco — 3.9%
Altria Group, Inc.	3,181	141,936
Archer-Daniels-Midland Co.	36	2,868
Brown-Forman Corp., Class B	21	1,350
Bunge Ltd. (Bermuda)	266	25,408
Campbell Soup Co.	533	29,304
Coca-Cola Co. (The)	283	17,554
Conagra Brands, Inc.	27	1,014
Constellation Brands, Inc., Class A	11	2,485
General Mills, Inc.	1,043	89,135
Hershey Co. (The)	12	3,053
Hormel Foods Corp.	25	997
J M Smucker Co. (The)	18	2,833
Kellogg Co.	609	40,779
Keurig Dr Pepper, Inc.	1,168	41,207
Kraft Heinz Co. (The)	2,184	84,455
Lamb Weston Holdings, Inc.	7	732
McCormick & Co., Inc., non-voting shares	12	999
Molson Coors Beverage Co., Class B	13	672
Mondelez International, Inc., Class A	82	5,717
Monster Beverage Corp.*	46	2,484

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	61	$ 11,120
Philip Morris International, Inc.	981	95,402
Tyson Foods, Inc., Class A	619	36,719
		638,223
Health Care Equipment & Services — 5.0%
Abbott Laboratories	774	78,375
Align Technology, Inc.*	4	1,337
AmerisourceBergen Corp.	13	2,081
Baxter International, Inc.	23	933
Becton Dickinson & Co.	13	3,218
Boston Scientific Corp.*	63	3,152
Cardinal Health, Inc.	462	34,881
Centene Corp.*	981	62,009
Cigna Group (The)	539	137,731
Cooper Cos., Inc. (The)	4	1,493
CVS Health Corp.	2,316	172,102
DaVita, Inc.*	162	13,140
DENTSPLY SIRONA, Inc.	278	10,920
Dexcom, Inc.*	17	1,975
Edwards Lifesciences Corp.*	28	2,316
Elevance Health, Inc.	15	6,897
GE HealthCare Technologies, Inc.*	810	66,444
HCA Healthcare, Inc.	495	130,522
Henry Schein, Inc.*	6	489
Hologic, Inc.*	14	1,130
Humana, Inc.	8	3,884
IDEXX Laboratories, Inc.*	4	2,000
Insulet Corp.*	3	957
Intuitive Surgical, Inc.*	15	3,832
Laboratory Corp. of America Holdings	5	1,147
McKesson Corp.	10	3,561
Medtronic PLC (Ireland)	85	6,853
Molina Healthcare, Inc.*	104	27,819
Quest Diagnostics, Inc.	7	990
ResMed, Inc.	6	1,314
STERIS PLC (Ireland)	4	765
Stryker Corp.	17	4,853
Teleflex, Inc.	3	760
UnitedHealth Group, Inc.	58	27,410
Universal Health Services, Inc., Class B	5	636
Zimmer Biomet Holdings, Inc.	10	1,292
		819,218
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	11	$ 973
Clorox Co. (The)	6	949
Colgate-Palmolive Co.	49	3,682
Estee Lauder Cos., Inc. (The), Class A	15	3,697
Kimberly-Clark Corp.	501	67,244
Procter & Gamble Co. (The)	762	113,302
		189,847
Insurance — 1.3%
Aflac, Inc.	28	1,807
Allstate Corp. (The)	12	1,330
American International Group, Inc.	35	1,763
Aon PLC, Class A (Ireland)	12	3,783
Arch Capital Group Ltd. (Bermuda)*	660	44,794
Arthur J Gallagher & Co.	12	2,296
Assurant, Inc.	3	360
Brown & Brown, Inc.	504	28,940
Chubb Ltd. (Switzerland)	19	3,689
Cincinnati Financial Corp.	280	31,382
Everest Re Group Ltd. (Bermuda)	2	716
Globe Life, Inc.	5	550
Hartford Financial Services Group, Inc. (The)	15	1,045
Lincoln National Corp.	8	180
Loews Corp.	15	870
Marsh & McLennan Cos., Inc.	145	24,150
MetLife, Inc.	52	3,013
Principal Financial Group, Inc.	11	817
Progressive Corp. (The)	26	3,720
Prudential Financial, Inc.	17	1,407
Travelers Cos., Inc. (The)	13	2,228
W R Berkley Corp.	17	1,058
Willis Towers Watson PLC (Ireland)	191	44,385
		204,283
Materials — 2.6%
Air Products and Chemicals, Inc.	10	2,872
Albemarle Corp.	5	1,105
Amcor PLC (Jersey)	94	1,070
Avery Dennison Corp.	4	716
Ball Corp.	14	772
Celanese Corp.	8	871
CF Industries Holdings, Inc.	347	25,154
Corteva, Inc.	43	2,593
Dow, Inc.	1,256	68,854
DuPont de Nemours, Inc.	816	58,564

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	212	$ 17,880
Ecolab, Inc.	15	2,483
FMC Corp.	223	27,235
Freeport-McMoRan, Inc.	93	3,805
International Flavors & Fragrances, Inc.	12	1,103
International Paper Co.	627	22,610
Linde PLC (Ireland)	30	10,663
LyondellBasell Industries NV, Class A (Netherlands)	21	1,972
Martin Marietta Materials, Inc.	3	1,065
Mosaic Co. (The)	604	27,711
Newmont Corp.	49	2,402
Nucor Corp.	479	73,991
Packaging Corp. of America	164	22,768
PPG Industries, Inc.	14	1,870
Sealed Air Corp.	258	11,845
Sherwin-Williams Co. (The)	15	3,372
Steel Dynamics, Inc.	313	35,388
Vulcan Materials Co.	6	1,029
Westrock Co.	16	488
		432,251
Media & Entertainment — 9.5%
Activision Blizzard, Inc.	350	29,956
Alphabet, Inc., Class A*	6,328	656,403
Charter Communications, Inc., Class A*	285	101,919
Comcast Corp., Class A	7,612	288,571
DISH Network Corp., Class A*	31	289
Electronic Arts, Inc.	124	14,936
Fox Corp., Class A	36	1,226
Interpublic Group of Cos., Inc. (The)	689	25,658
Live Nation Entertainment, Inc.*	11	770
Match Group, Inc.*	13	499
Meta Platforms, Inc., Class A*	1,398	296,292
Netflix, Inc.*	197	68,060
News Corp., Class A	37	639
Omnicom Group, Inc.	362	34,151
Paramount Global, Class B	42	937
Take-Two Interactive Software, Inc.*	76	9,067
Walt Disney Co. (The)*	81	8,111
Warner Bros Discovery, Inc.*	1,077	16,263
		1,553,747
Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.	267	42,552
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Agilent Technologies, Inc.	13	$ 1,798
Amgen, Inc.	440	106,370
Biogen, Inc.*	257	71,454
Bio-Rad Laboratories, Inc., Class A*	2	958
Bio-Techne Corp.	6	445
Bristol-Myers Squibb Co.	137	9,495
Catalent, Inc.*	8	526
Charles River Laboratories International, Inc.*	3	605
Danaher Corp.	325	81,913
Eli Lilly & Co.	42	14,424
Gilead Sciences, Inc.	2,234	185,355
Illumina, Inc.*	71	16,511
Incyte Corp.*	99	7,155
IQVIA Holdings, Inc.*	8	1,591
Johnson & Johnson	1,065	165,075
Merck & Co., Inc.	2,005	213,312
Mettler-Toledo International, Inc.*	1	1,530
Moderna, Inc.*	25	3,840
Organon & Co.	454	10,678
PerkinElmer, Inc.	7	933
Pfizer, Inc.	7,004	285,763
Regeneron Pharmaceuticals, Inc.*	47	38,619
Thermo Fisher Scientific, Inc.	17	9,798
Vertex Pharmaceuticals, Inc.*	18	5,671
Viatris, Inc.	80	770
Waters Corp.*	3	929
West Pharmaceutical Services, Inc.	4	1,386
Zoetis, Inc.	21	3,495
		1,282,951
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	554	40,337
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.*	71	6,959
Analog Devices, Inc.	22	4,339
Applied Materials, Inc.	852	104,651
Broadcom, Inc.	321	205,934
Enphase Energy, Inc.*	6	1,262
First Solar, Inc.*	4	870
Intel Corp.	245	8,004
KLA Corp.	89	35,526
Lam Research Corp.	241	127,759
Microchip Technology, Inc.	33	2,765
Micron Technology, Inc.	483	29,144
Monolithic Power Systems, Inc.	2	1,001

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	109	$ 30,277
NXP Semiconductors N. V. (Netherlands)	78	14,545
ON Semiconductor Corp.*	765	62,975
Qorvo, Inc.*	7	711
QUALCOMM, Inc.	73	9,313
Skyworks Solutions, Inc.	10	1,180
SolarEdge Technologies, Inc.*	24	7,295
Teradyne, Inc.	11	1,183
Texas Instruments, Inc.	41	7,626
		663,319
Software & Services — 10.6%
Accenture PLC, Class A (Ireland)	42	12,004
Adobe, Inc.*	203	78,230
Akamai Technologies, Inc.*	279	21,846
ANSYS, Inc.*	38	12,646
Autodesk, Inc.*	96	19,983
Cadence Design Systems, Inc.*	121	25,421
Ceridian HCM Holding, Inc.*	7	512
Cognizant Technology Solutions Corp., Class A	226	13,770
DXC Technology Co.*	14	358
EPAM Systems, Inc.*	25	7,475
Fair Isaac Corp.*	1	703
Fortinet, Inc.*	35	2,326
Gartner, Inc.*	141	45,933
Gen Digital, Inc.	1,139	19,545
International Business Machines Corp.	902	118,243
Intuit, Inc.	12	5,350
Microsoft Corp.	3,979	1,147,146
Oracle Corp.	167	15,518
Paycom Software, Inc.*	2	608
PTC, Inc.*	5	641
Roper Technologies, Inc.	49	21,594
Salesforce, Inc.*	432	86,305
ServiceNow, Inc.*	90	41,825
Synopsys, Inc.*	67	25,879
Tyler Technologies, Inc.*	1	355
VeriSign, Inc.*	6	1,268
		1,725,484
Technology Hardware & Equipment — 10.3%
Amphenol Corp., Class A	42	3,432
Apple, Inc.	7,054	1,163,205
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Arista Networks, Inc.*	16	$ 2,686
CDW Corp.	7	1,364
Cisco Systems, Inc.	7,294	381,294
Corning, Inc.	54	1,905
F5, Inc.*	100	14,569
Hewlett Packard Enterprise Co.	2,152	34,281
HP, Inc.	1,755	51,509
Juniper Networks, Inc.	19	654
Keysight Technologies, Inc.*	8	1,292
Motorola Solutions, Inc.	10	2,861
NetApp, Inc.	382	24,391
Seagate Technology Holdings PLC (Ireland)	13	860
TE Connectivity Ltd. (Switzerland)	21	2,754
Teledyne Technologies, Inc.*	4	1,789
Trimble, Inc.*	11	577
Western Digital Corp.*	20	753
Zebra Technologies Corp., Class A*	4	1,272
		1,691,448
Telecommunication Services — 2.9%
AT&T, Inc.	10,941	210,614
T-Mobile US, Inc.*	81	11,732
Verizon Communications, Inc.	6,588	256,208
		478,554
Transportation — 4.0%
Alaska Air Group, Inc.*	5	210
American Airlines Group, Inc.*	29	428
CH Robinson Worldwide, Inc.	7	695
CSX Corp.	3,681	110,209
Delta Air Lines, Inc.*	28	978
Expeditors International of Washington, Inc.	275	30,283
FedEx Corp.	16	3,656
JB Hunt Transport Services, Inc.	5	877
Norfolk Southern Corp.	408	86,496
Old Dominion Freight Line, Inc.	5	1,704
Southwest Airlines Co.	26	846
Union Pacific Corp.	1,085	218,367
United Airlines Holdings, Inc.*	15	664
United Parcel Service, Inc., Class B	1,040	201,750
		657,163
Utilities — 0.6%
AES Corp. (The)	40	963
Alliant Energy Corp.	11	587
Ameren Corp.	12	1,037

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	22	$ 2,002
American Water Works Co., Inc.	8	1,172
Atmos Energy Corp.	6	674
CenterPoint Energy, Inc.	28	825
CMS Energy Corp.	12	737
Consolidated Edison, Inc.	15	1,435
Constellation Energy Corp.	583	45,765
Dominion Energy, Inc.	48	2,684
DTE Energy Co.	12	1,314
Duke Energy Corp.	34	3,280
Edison International	17	1,200
Entergy Corp.	9	970
Evergy, Inc.	10	611
Eversource Energy	15	1,174
Exelon Corp.	62	2,597
FirstEnergy Corp.	26	1,042
NextEra Energy, Inc.	88	6,783
NiSource, Inc.	18	503
NRG Energy, Inc.	14	480
PG&E Corp.*	881	14,246
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	5	$ 396
PPL Corp.	44	1,223
Public Service Enterprise Group, Inc.	32	1,998
Sempra Energy	13	1,965
Southern Co. (The)	49	3,409
WEC Energy Group, Inc.	14	1,327
Xcel Energy, Inc.	24	1,619
		104,018
TOTAL COMMON STOCKS (Cost $14,571,384)		16,226,033
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		128,107
NET ASSETS - 100.0%		$ 16,354,140

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.9%
COMMON STOCKS — 138.9%
Capital Goods — 4.1%
3M Co.†	591	$ 62,120
Honeywell International, Inc.	239	45,678
Lockheed Martin Corp.†	120	56,728
Northrop Grumman Corp.†	21	9,696
Pentair PLC (Ireland)†	229	12,657
Snap-on, Inc.	133	32,836
WW Grainger, Inc.	74	50,972
		270,687
Commercial & Professional Services — 2.3%
Automatic Data Processing, Inc.	21	4,675
Leidos Holdings, Inc.	414	38,113
Robert Half International, Inc.†	1,366	110,059
		152,847
Consumer Discretionary Distribution & Retail — 6.4%
Amazon.com, Inc.†*	1,398	144,399
AutoZone, Inc.†*	11	27,039
Bath & Body Works, Inc.	307	11,230
Best Buy Co., Inc.†	40	3,131
eBay, Inc.†	1,459	64,736
Genuine Parts Co.†	187	31,287
Lowe's Cos., Inc.†	376	75,189
O'Reilly Automotive, Inc.*	1	849
Ross Stores, Inc.	185	19,634
TJX Cos., Inc. (The)	47	3,683
Ulta Beauty, Inc.*	88	48,019
		429,196
Consumer Durables & Apparel — 3.0%
Garmin Ltd. (Switzerland)	138	13,927
Hasbro, Inc.†	2,242	120,373
NIKE, Inc., Class B	276	33,849
Tapestry, Inc.	694	29,918
		198,067
Consumer Services — 4.4%
Expedia Group, Inc.†*	1,216	117,989
McDonald's Corp.†	192	53,685
MGM Resorts International†	1,910	84,842
Yum! Brands, Inc.	278	36,718
		293,234
Consumer Staples Distribution & Retail — 3.1%
Kroger Co. (The)	1,611	79,535
Sysco Corp.†	87	6,719
Walmart, Inc.†	799	117,813
		204,067
Energy — 2.0%
Baker Hughes Co.	721	20,808
Chevron Corp.	24	3,916
ConocoPhillips	73	7,242
Coterra Energy, Inc.	821	20,147
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	46	$ 5,045
Marathon Petroleum Corp.	169	22,786
Pioneer Natural Resources Co.	234	47,792
Valero Energy Corp.	39	5,445
		133,181
Equity Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	44	7,395
Essex Property Trust, Inc.	4	836
Realty Income Corp.	966	61,167
		69,398
Financial Services — 14.5%
Berkshire Hathaway, Inc., Class B†*	389	120,112
BlackRock, Inc.	3	2,007
Cboe Global Markets, Inc.†	846	113,567
CME Group, Inc.†	825	158,004
Intercontinental Exchange, Inc.†	1,186	123,688
Jack Henry & Associates, Inc.	101	15,223
MarketAxess Holdings, Inc.†	218	85,301
Mastercard, Inc., Class A†	131	47,607
Nasdaq, Inc.†	2,453	134,105
PayPal Holdings, Inc.†*	1,388	105,405
T Rowe Price Group, Inc.	8	903
Visa, Inc., Class A†	281	63,354
		969,276
Food, Beverage & Tobacco — 18.5%
Altria Group, Inc.†	1,548	69,072
Campbell Soup Co.†	3,115	171,263
Coca-Cola Co. (The)†	572	35,481
General Mills, Inc.†	1,991	170,151
Hershey Co. (The)	274	69,708
Hormel Foods Corp.	1,123	44,785
J M Smucker Co. (The)	587	92,376
Kellogg Co.†	2,872	192,309
Keurig Dr Pepper, Inc.†	3,172	111,908
Kraft Heinz Co. (The)†	2,984	115,391
Lamb Weston Holdings, Inc.	232	24,249
PepsiCo, Inc.†	197	35,913
Philip Morris International, Inc.†	122	11,865
Tyson Foods, Inc., Class A†	1,507	89,395
		1,233,866
Health Care Equipment & Services — 7.9%
Abbott Laboratories†	238	24,100
AmerisourceBergen Corp.†	163	26,098
Cardinal Health, Inc.	366	27,633
Centene Corp.*	287	18,141
Cigna Group (The)	150	38,329
CVS Health Corp.	879	65,318
DaVita, Inc.†*	1,328	107,714
DENTSPLY SIRONA, Inc.	200	7,856
GE HealthCare Technologies, Inc.*	393	32,238

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.†	118	$ 42,014
Molina Healthcare, Inc.†*	428	114,486
Quest Diagnostics, Inc.†	162	22,920
		526,847
Household & Personal Products — 5.5%
Church & Dwight Co., Inc.	627	55,433
Kimberly-Clark Corp.†	1,440	193,277
Procter & Gamble Co. (The)†	805	119,695
		368,405
Insurance — 2.1%
Aon PLC, Class A (Ireland)	112	35,313
Brown & Brown, Inc.	365	20,958
Marsh & McLennan Cos., Inc.	25	4,164
Willis Towers Watson PLC (Ireland)	335	77,847
		138,282
Materials — 0.0%
Packaging Corp. of America	19	2,638
Media & Entertainment — 13.6%
Activision Blizzard, Inc.†	1,830	156,630
Alphabet, Inc., Class A†*	1,972	204,555
Charter Communications, Inc., Class A†*	184	65,800
Comcast Corp., Class A†	2,752	104,328
Electronic Arts, Inc.†	38	4,577
Interpublic Group of Cos., Inc. (The)	607	22,605
Match Group, Inc.*	2,058	79,007
Meta Platforms, Inc., Class A†*	367	77,782
Netflix, Inc.†*	243	83,952
News Corp., Class A	878	15,163
Omnicom Group, Inc.	968	91,321
Take-Two Interactive Software, Inc.†*	23	2,744
		908,464
Pharmaceuticals, Biotechnology & Life Sciences — 12.2%
Amgen, Inc.	50	12,088
Bristol-Myers Squibb Co.†	1,360	94,262
Danaher Corp.†	100	25,204
Gilead Sciences, Inc.	201	16,677
Illumina, Inc.†*	22	5,116
Johnson & Johnson†	1,252	194,060
Merck & Co., Inc.†	1,360	144,690
Moderna, Inc.†*	791	121,482
Organon & Co.	3,568	83,919
Pfizer, Inc.†	2,828	115,382
		812,880
Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	322	39,551
Broadcom, Inc.	94	60,305
Lam Research Corp.	172	91,181
Qorvo, Inc.†*	1,194	121,274
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	55	$ 7,017
Skyworks Solutions, Inc.	654	77,159
		396,487
Software & Services — 13.4%
Adobe, Inc.†*	136	52,410
Akamai Technologies, Inc.†*	2,487	194,732
Gartner, Inc.*	191	62,222
Gen Digital, Inc.†	7,019	120,446
International Business Machines Corp.	528	69,216
Microsoft Corp.†	1,010	291,183
Roper Technologies, Inc.†	15	6,611
Salesforce, Inc.†*	167	33,363
VeriSign, Inc.†*	297	62,765
		892,948
Technology Hardware & Equipment — 11.4%
Apple, Inc.†	1,962	323,534
Cisco Systems, Inc.†	2,628	137,379
F5, Inc.†*	761	110,870
HP, Inc.	1,161	34,075
NetApp, Inc.	1,306	83,388
Seagate Technology Holdings PLC (Ireland)	734	48,532
Zebra Technologies Corp., Class A†*	61	19,398
		757,176
Telecommunication Services — 2.9%
AT&T, Inc.†	3,927	75,595
Verizon Communications, Inc.†	3,042	118,303
		193,898
Transportation — 4.7%
American Airlines Group, Inc.*	707	10,428
CH Robinson Worldwide, Inc.†	994	98,774
CSX Corp.	158	4,731
Expeditors International of Washington, Inc.†	882	97,126
Union Pacific Corp.†	159	32,000
United Parcel Service, Inc., Class B†	376	72,940
		315,999
TOTAL COMMON STOCKS (Cost $8,411,461)		9,267,843

TOTAL LONG POSITIONS - 138.9% (Cost $8,411,461)		9,267,843

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value

SHORT POSITIONS — (40.1)%
COMMON STOCKS — (40.1)%
Automobiles & Components — (0.8)%
Aptiv PLC (Jersey)*	(199)	$ (22,326)
Ford Motor Co.	(2,289)	(28,841)
		(51,167)
Banks — (0.3)%
Citigroup, Inc.	(104)	(4,877)
Regions Financial Corp.	(713)	(13,233)
Wells Fargo & Co.	(26)	(972)
		(19,082)
Capital Goods — (2.5)%
Cummins, Inc.	(42)	(10,033)
Generac Holdings, Inc.*	(499)	(53,897)
Huntington Ingalls Industries, Inc.	(36)	(7,453)
Johnson Controls International PLC (Ireland)	(16)	(963)
Parker-Hannifin Corp.	(33)	(11,092)
Quanta Services, Inc.	(131)	(21,830)
Raytheon Technologies Corp.	(120)	(11,752)
Rockwell Automation, Inc.	(44)	(12,912)
United Rentals, Inc.	(102)	(40,367)
		(170,299)
Commercial & Professional Services — (0.3)%
CoStar Group, Inc.*	(57)	(3,925)
Equifax, Inc.	(93)	(18,864)
		(22,789)
Consumer Discretionary Distribution & Retail — (1.0)%
CarMax, Inc.*	(100)	(6,428)
Etsy, Inc.*	(105)	(11,690)
Tractor Supply Co.	(201)	(47,243)
		(65,361)
Consumer Durables & Apparel — (1.0)%
Newell Brands, Inc.	(1,658)	(20,625)
Ralph Lauren Corp.	(82)	(9,567)
VF Corp.	(667)	(15,281)
Whirlpool Corp.	(139)	(18,351)
		(63,824)
Consumer Services — (2.4)%
Caesars Entertainment, Inc.*	(868)	(42,367)
Carnival Corp. (Panama)*	(872)	(8,851)
Chipotle Mexican Grill, Inc.*	(7)	(11,958)
Las Vegas Sands Corp.*	(239)	(13,731)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(989)	(13,302)
Royal Caribbean Cruises Ltd. (Liberia)*	(815)	(53,219)
Wynn Resorts Ltd.*	(125)	(13,989)
		(157,417)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (0.7)%
Dollar Tree, Inc.*	(104)	$ (14,929)
Target Corp.	(190)	(31,470)
		(46,399)
Energy — (2.3)%
Marathon Oil Corp.	(407)	(9,752)
ONEOK, Inc.	(575)	(36,535)
Targa Resources Corp.	(815)	(59,454)
Williams Cos., Inc. (The)	(1,703)	(50,852)
		(156,593)
Equity Real Estate Investment Trusts (REITs) — (1.3)%
Equinix, Inc.	(37)	(26,679)
Host Hotels & Resorts, Inc.	(413)	(6,810)
Iron Mountain, Inc.	(852)	(45,079)
Kimco Realty Corp.	(170)	(3,320)
Regency Centers Corp.	(46)	(2,814)
		(84,702)
Financial Services — (1.9)%
Capital One Financial Corp.	(179)	(17,212)
Discover Financial Services	(174)	(17,198)
Global Payments, Inc.	(128)	(13,471)
Moody's Corp.	(85)	(26,012)
MSCI, Inc.	(48)	(26,865)
Synchrony Financial	(998)	(29,022)
		(129,780)
Health Care Equipment & Services — (3.4)%
Align Technology, Inc.*	(145)	(48,450)
Becton Dickinson & Co.	(85)	(21,041)
Dexcom, Inc.*	(250)	(29,045)
IDEXX Laboratories, Inc.*	(61)	(30,505)
Insulet Corp.*	(95)	(30,301)
Intuitive Surgical, Inc.*	(119)	(30,401)
ResMed, Inc.	(79)	(17,300)
STERIS PLC (Ireland)	(112)	(21,424)
		(228,467)
Household & Personal Products — (0.7)%
Estee Lauder Cos., Inc. (The), Class A	(178)	(43,870)
Insurance — (1.1)%
Allstate Corp. (The)	(88)	(9,751)
American International Group, Inc.	(681)	(34,295)
Hartford Financial Services Group, Inc. (The)	(24)	(1,673)
Lincoln National Corp.	(1,057)	(23,751)
Prudential Financial, Inc.	(66)	(5,461)
		(74,931)
Materials — (4.2)%
Air Products and Chemicals, Inc.	(3)	(862)
Albemarle Corp.	(32)	(7,073)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Amcor PLC (Jersey)	(1,179)	$ (13,417)
Ball Corp.	(196)	(10,801)
Celanese Corp.	(529)	(57,603)
Freeport-McMoRan, Inc.	(1,295)	(52,978)
Martin Marietta Materials, Inc.	(50)	(17,753)
PPG Industries, Inc.	(220)	(29,388)
Sherwin-Williams Co. (The)	(61)	(13,711)
Vulcan Materials Co.	(154)	(26,420)
Westrock Co.	(1,546)	(47,107)
		(277,113)
Media & Entertainment — (1.1)%
DISH Network Corp., Class A*	(5,990)	(55,887)
Paramount Global, Class B	(327)	(7,295)
Walt Disney Co. (The)*	(137)	(13,718)
		(76,900)
Pharmaceuticals, Biotechnology & Life Sciences — (4.0)%
Agilent Technologies, Inc.	(144)	(19,921)
Bio-Rad Laboratories, Inc., Class A*	(62)	(29,699)
Bio-Techne Corp.	(491)	(36,427)
Catalent, Inc.*	(595)	(39,097)
Charles River Laboratories International, Inc.*	(69)	(13,926)
Eli Lilly & Co.	(56)	(19,231)
IQVIA Holdings, Inc.*	(149)	(29,635)
Mettler-Toledo International, Inc.*	(17)	(26,014)
PerkinElmer, Inc.	(61)	(8,129)
Thermo Fisher Scientific, Inc.	(29)	(16,715)
Waters Corp.*	(80)	(24,770)
West Pharmaceutical Services, Inc.	(15)	(5,197)
		(268,761)
Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(360)	(35,284)
Analog Devices, Inc.	(16)	(3,155)
Enphase Energy, Inc.*	(52)	(10,935)
First Solar, Inc.*	(77)	(16,747)
Intel Corp.	(1,203)	(39,302)
Monolithic Power Systems, Inc.	(53)	(26,529)
NVIDIA Corp.	(178)	(49,443)
Teradyne, Inc.	(46)	(4,945)
Texas Instruments, Inc.	(2)	(372)
		(186,712)
Software & Services — (1.8)%
Ceridian HCM Holding, Inc.*	(372)	(27,238)
Fortinet, Inc.*	(306)	(20,337)
Intuit, Inc.	(60)	(26,750)
Paycom Software, Inc.*	(51)	(15,504)
PTC, Inc.*	(155)	(19,875)
Tyler Technologies, Inc.*	(34)	(12,058)
		(121,762)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (1.9)%
Corning, Inc.	(700)	$ (24,696)
Juniper Networks, Inc.	(352)	(12,116)
TE Connectivity Ltd. (Switzerland)	(51)	(6,689)
Trimble, Inc.*	(551)	(28,883)
Western Digital Corp.*	(1,505)	(56,693)
		(129,077)
Transportation — (0.7)%
JB Hunt Transport Services, Inc.	(180)	(31,583)
Old Dominion Freight Line, Inc.	(36)	(12,270)
		(43,853)
Utilities — (3.9)%
AES Corp. (The)	(1,666)	(40,117)
Alliant Energy Corp.	(77)	(4,112)
American Electric Power Co., Inc.	(63)	(5,732)
American Water Works Co., Inc.	(247)	(36,183)
Atmos Energy Corp.	(91)	(10,225)
CenterPoint Energy, Inc.	(549)	(16,173)
CMS Energy Corp.	(72)	(4,419)
DTE Energy Co.	(157)	(17,198)
Edison International	(370)	(26,118)
Eversource Energy	(120)	(9,391)
NextEra Energy, Inc.	(211)	(16,264)
NiSource, Inc.	(579)	(16,189)
NRG Energy, Inc.	(220)	(7,544)
Pinnacle West Capital Corp.	(37)	(2,932)
Sempra Energy	(282)	(42,627)
WEC Energy Group, Inc.	(26)	(2,465)
		(257,689)
TOTAL COMMON STOCKS (Proceeds $2,905,242)		(2,676,548)

TOTAL SHORT POSITIONS - (40.1)% (Proceeds $2,905,242)		(2,676,548)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		81,311
NET ASSETS - 100.0%		$ 6,672,606

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.3%
Automobiles & Components — 0.2%
BorgWarner, Inc.	50	$ 2,456
Banks — 1.8%
Citizens Financial Group, Inc.	105	3,189
Comerica, Inc.	30	1,303
Fifth Third Bancorp	155	4,129
Huntington Bancshares, Inc.	310	3,472
KeyCorp.	226	2,829
M&T Bank Corp.	19	2,272
PNC Financial Services Group, Inc. (The)	26	3,304
Regions Financial Corp.	128	2,376
Truist Financial Corp.	24	818
Zions Bancorp NA	34	1,018
		24,710
Capital Goods — 6.5%
3M Co.	126	13,244
A. O. Smith Corp.	29	2,005
AMETEK, Inc.	23	3,343
Carrier Global Corp.	104	4,758
Deere & Co.	2	826
Honeywell International, Inc.	65	12,423
IDEX Corp.	15	3,465
Illinois Tool Works, Inc.	30	7,304
Ingersoll Rand, Inc.	24	1,396
Johnson Controls International PLC (Ireland)	23	1,385
Lockheed Martin Corp.	11	5,200
Masco Corp.	51	2,536
Otis Worldwide Corp.	83	7,005
Snap-on, Inc.	14	3,456
Textron, Inc.	44	3,108
Trane Technologies PLC (Ireland)	26	4,784
WW Grainger, Inc.	11	7,577
Xylem, Inc.	22	2,303
		86,118
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	36	8,015
Leidos Holdings, Inc.	31	2,854
Paychex, Inc.	18	2,063
Robert Half International, Inc.	27	2,175
		15,107
Consumer Discretionary Distribution & Retail — 6.1%
Advance Auto Parts, Inc.	14	1,702
AutoZone, Inc.*	4	9,833
Bath & Body Works, Inc.	48	1,756
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Best Buy Co., Inc.	60	$ 4,696
CarMax, Inc.*	35	2,250
eBay, Inc.	147	6,522
Genuine Parts Co.	32	5,354
LKQ Corp.	62	3,519
Lowe's Cos., Inc.	12	2,400
O'Reilly Automotive, Inc.*	15	12,735
Pool Corp.	8	2,739
Ross Stores, Inc.	68	7,217
TJX Cos., Inc. (The)	183	14,340
Ulta Beauty, Inc.*	11	6,002
		81,065
Consumer Durables & Apparel — 0.7%
Garmin Ltd. (Switzerland)	28	2,826
Hasbro, Inc.	31	1,664
Mohawk Industries, Inc.*	14	1,403
Ralph Lauren Corp.	2	233
Tapestry, Inc.	51	2,199
VF Corp.	51	1,169
		9,494
Consumer Services — 1.7%
Caesars Entertainment, Inc.*	45	2,197
Expedia Group, Inc.*	36	3,493
McDonald's Corp.	17	4,753
MGM Resorts International	91	4,042
Starbucks Corp.	13	1,354
Yum! Brands, Inc.	51	6,736
		22,575
Consumer Staples Distribution & Retail — 1.1%
Kroger Co. (The)	151	7,455
Walgreens Boots Alliance, Inc.	196	6,778
		14,233
Energy — 8.9%
Baker Hughes Co.	137	3,954
Chevron Corp.	143	23,332
ConocoPhillips	169	16,767
EOG Resources, Inc.	94	10,775
EQT Corp.	84	2,680
Exxon Mobil Corp.	117	12,830
Halliburton Co.	138	4,366
Marathon Petroleum Corp.	125	16,854
Phillips 66	91	9,226

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Pioneer Natural Resources Co.	47	$ 9,599
Valero Energy Corp.	63	8,795
		119,178
Equity Real Estate Investment Trusts (REITs) — 6.8%
Alexandria Real Estate Equities, Inc.	37	4,647
AvalonBay Communities, Inc.	32	5,378
Boston Properties, Inc.	36	1,948
Camden Property Trust	26	2,726
Digital Realty Trust, Inc.	65	6,390
Equity Residential	85	5,100
Essex Property Trust, Inc.	15	3,137
Extra Space Storage, Inc.	28	4,562
Federal Realty Investment Trust	18	1,779
Healthpeak Properties, Inc.	122	2,680
Invitation Homes, Inc.	41	1,280
Kimco Realty Corp.	51	996
Mid-America Apartment Communities, Inc.	27	4,078
Prologis, Inc.	81	10,106
Public Storage	8	2,417
Realty Income Corp.	131	8,295
Simon Property Group, Inc.	41	4,591
UDR, Inc.	74	3,039
Ventas, Inc.	86	3,728
Welltower, Inc.	107	7,671
Weyerhaeuser Co.	184	5,544
		90,092
Financial Services — 6.4%
Ameriprise Financial, Inc.	7	2,146
Berkshire Hathaway, Inc., Class B*	39	12,042
BlackRock, Inc.	10	6,691
Cboe Global Markets, Inc.	4	537
CME Group, Inc.	67	12,832
Fidelity National Information Services, Inc.	124	6,737
FleetCor Technologies, Inc.*	17	3,584
Franklin Resources, Inc.	138	3,718
Intercontinental Exchange, Inc.	127	13,245
Invesco Ltd. (Bermuda)	126	2,066
Jack Henry & Associates, Inc.	14	2,110
MarketAxess Holdings, Inc.	5	1,956
Nasdaq, Inc.	112	6,123
PayPal Holdings, Inc.*	58	4,405
T Rowe Price Group, Inc.	61	6,887
		85,079
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 3.5%
Bunge Ltd. (Bermuda)	30	$ 2,866
Campbell Soup Co.	68	3,739
Coca-Cola Co. (The)	37	2,295
General Mills, Inc.	127	10,853
J M Smucker Co. (The)	22	3,462
Kellogg Co.	78	5,223
Keurig Dr Pepper, Inc.	185	6,527
Kraft Heinz Co. (The)	257	9,938
Molson Coors Beverage Co., Class B	44	2,274
		47,177
Health Care Equipment & Services — 8.8%
Abbott Laboratories	2	203
AmerisourceBergen Corp.	45	7,205
Cardinal Health, Inc.	61	4,605
Centene Corp.*	115	7,269
Cigna Group (The)	67	17,120
CVS Health Corp.	261	19,395
DaVita, Inc.*	23	1,866
DENTSPLY SIRONA, Inc.	49	1,925
GE HealthCare Technologies, Inc.*	99	8,121
HCA Healthcare, Inc.	58	15,293
Henry Schein, Inc.*	31	2,528
Hologic, Inc.*	52	4,196
Laboratory Corp. of America Holdings	23	5,277
McKesson Corp.	33	11,750
Medtronic PLC (Ireland)	30	2,419
Molina Healthcare, Inc.*	13	3,477
Quest Diagnostics, Inc.	14	1,981
Teleflex, Inc.	1	253
Universal Health Services, Inc., Class B	15	1,906
		116,789
Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	15	1,326
Kimberly-Clark Corp.	72	9,664
Procter & Gamble Co. (The)	56	8,327
		19,317
Insurance — 5.3%
Aflac, Inc.	141	9,097
Aon PLC, Class A (Ireland)	31	9,774
Arch Capital Group Ltd. (Bermuda)*	80	5,430
Arthur J Gallagher & Co.	1	191
Assurant, Inc.	12	1,441

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Brown & Brown, Inc.	60	$ 3,445
Cincinnati Financial Corp.	35	3,923
Everest Re Group Ltd. (Bermuda)	9	3,222
Globe Life, Inc.	22	2,421
Lincoln National Corp.	38	854
Loews Corp.	54	3,133
Marsh & McLennan Cos., Inc.	80	13,324
MetLife, Inc.	27	1,564
Principal Financial Group, Inc.	51	3,790
Prudential Financial, Inc.	6	496
Travelers Cos., Inc. (The)	17	2,914
Willis Towers Watson PLC (Ireland)	23	5,345
		70,364
Materials — 4.4%
CF Industries Holdings, Inc.	50	3,624
Dow, Inc.	160	8,771
DuPont de Nemours, Inc.	97	6,962
Eastman Chemical Co.	28	2,362
FMC Corp.	26	3,175
International Paper Co.	96	3,462
LyondellBasell Industries NV, Class A (Netherlands)	74	6,948
Mosaic Co. (The)	79	3,625
Nucor Corp.	67	10,349
Packaging Corp. of America	22	3,054
Sealed Air Corp.	33	1,515
Steel Dynamics, Inc.	39	4,409
		58,256
Media & Entertainment — 3.7%
Charter Communications, Inc., Class A*	37	13,231
Comcast Corp., Class A	578	21,912
Fox Corp., Class A	21	715
Interpublic Group of Cos., Inc. (The)	106	3,947
Match Group, Inc.*	58	2,227
News Corp., Class A	132	2,280
Omnicom Group, Inc.	55	5,189
		49,501
Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
AbbVie, Inc.	33	5,259
Amgen, Inc.	63	15,230
Biogen, Inc.*	33	9,175
Bristol-Myers Squibb Co.	68	4,713
Gilead Sciences, Inc.	248	20,577
Merck & Co., Inc.	153	16,278
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Moderna, Inc.*	69	$ 10,597
Organon & Co.	58	1,364
Pfizer, Inc.	438	17,870
Regeneron Pharmaceuticals, Inc.*	10	8,217
Vertex Pharmaceuticals, Inc.*	21	6,616
West Pharmaceutical Services, Inc.	4	1,386
		117,282
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	72	5,242
Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials, Inc.	134	16,459
Broadcom, Inc.	8	5,132
KLA Corp.	17	6,786
Lam Research Corp.	30	15,904
Microchip Technology, Inc.	4	335
NXP Semiconductors N. V. (Netherlands)	42	7,832
ON Semiconductor Corp.*	81	6,668
Qorvo, Inc.*	26	2,641
Skyworks Solutions, Inc.	34	4,011
Teradyne, Inc.	19	2,043
		67,811
Software & Services — 2.9%
Accenture PLC, Class A (Ireland)	19	5,430
Akamai Technologies, Inc.*	36	2,819
DXC Technology Co.*	59	1,508
Gartner, Inc.*	15	4,887
Gen Digital, Inc.	133	2,282
International Business Machines Corp.	130	17,042
VeriSign, Inc.*	24	5,072
		39,040
Technology Hardware & Equipment — 4.9%
Amphenol Corp., Class A	67	5,475
CDW Corp.	28	5,457
Cisco Systems, Inc.	420	21,955
F5, Inc.*	14	2,040
Hewlett Packard Enterprise Co.	275	4,381
HP, Inc.	271	7,954
Keysight Technologies, Inc.*	8	1,292
Motorola Solutions, Inc.	7	2,003
NetApp, Inc.	52	3,320
Seagate Technology Holdings PLC (Ireland)	47	3,108

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Teledyne Technologies, Inc.*	10	$ 4,473
Zebra Technologies Corp., Class A*	12	3,816
		65,274
Telecommunication Services — 2.7%
AT&T, Inc.	930	17,903
Verizon Communications, Inc.	472	18,356
		36,259
Transportation — 4.7%
CH Robinson Worldwide, Inc.	29	2,882
CSX Corp.	417	12,485
Expeditors International of Washington, Inc.	40	4,405
FedEx Corp.	1	228
Norfolk Southern Corp.	46	9,752
Union Pacific Corp.	71	14,289
United Parcel Service, Inc., Class B	95	18,429
		62,470
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.4%
Constellation Energy Corp.	72	$ 5,652
TOTAL COMMON STOCKS (Cost $1,243,281)		1,310,541
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		22,013
NET ASSETS - 100.0%		$ 1,332,554

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.0%
Automobiles & Components — 0.1%
BorgWarner, Inc.	570	$ 27,993
Capital Goods — 3.3%
3M Co.	1,488	156,404
Honeywell International, Inc.	653	124,801
Lockheed Martin Corp.(a)	210	99,273
Northrop Grumman Corp.	33	15,237
Pentair PLC (Ireland)	437	24,153
Snap-on, Inc.	395	97,521
WW Grainger, Inc.	196	135,007
		652,396
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	170	37,847
Leidos Holdings, Inc.	957	88,101
Robert Half International, Inc.(a)	2,742	220,923
		346,871
Consumer Discretionary Distribution & Retail — 3.8%
Amazon.com, Inc.*	956	98,745
AutoZone, Inc.*	38	93,410
Bath & Body Works, Inc.	1,187	43,420
Best Buy Co., Inc.	75	5,870
eBay, Inc.(a)	2,204	97,792
Genuine Parts Co.(a)	622	104,067
LKQ Corp.	382	21,682
Lowe's Cos., Inc.	559	111,783
O'Reilly Automotive, Inc.*	18	15,282
Pool Corp.	5	1,712
Ross Stores, Inc.	280	29,716
TJX Cos., Inc. (The)	72	5,642
Ulta Beauty, Inc.*	237	129,324
		758,445
Consumer Durables & Apparel — 1.9%
Garmin Ltd. (Switzerland)	253	25,533
Hasbro, Inc.	4,271	229,310
NIKE, Inc., Class B	421	51,631
Tapestry, Inc.	1,843	79,452
		385,926
Consumer Services — 3.2%
Expedia Group, Inc.(a)*	2,641	256,256
McDonald's Corp.(a)	314	87,798
MGM Resorts International(a)	4,238	188,252
Starbucks Corp.	126	13,120
Yum! Brands, Inc.	670	88,494
		633,920
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 1.8%
Kroger Co. (The)	2,983	$ 147,271
Sysco Corp.	125	9,654
Walgreens Boots Alliance, Inc.	974	33,681
Walmart, Inc.(a)	1,130	166,618
		357,224
Energy — 1.3%
Baker Hughes Co.	979	28,254
Chevron Corp.(a)	197	32,142
ConocoPhillips	542	53,772
Coterra Energy, Inc.	1,264	31,019
Exxon Mobil Corp.	62	6,799
Marathon Petroleum Corp.	299	40,314
Pioneer Natural Resources Co.	289	59,025
Valero Energy Corp.	13	1,815
		253,140
Equity Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	216	36,301
Equity Residential	107	6,420
Essex Property Trust, Inc.	87	18,195
Realty Income Corp.(a)	2,254	142,723
Welltower, Inc.	343	24,590
Weyerhaeuser Co.	816	24,586
		252,815
Financial Services — 9.8%
Berkshire Hathaway, Inc., Class B(a)*	796	245,781
BlackRock, Inc.	54	36,132
Cboe Global Markets, Inc.	1,492	200,286
CME Group, Inc.(a)	1,471	281,726
FleetCor Technologies, Inc.*	340	71,689
Franklin Resources, Inc.	672	18,104
Intercontinental Exchange, Inc.(a)	2,531	263,958
Jack Henry & Associates, Inc.	155	23,362
MarketAxess Holdings, Inc.	376	147,125
Mastercard, Inc., Class A	154	55,965
Nasdaq, Inc.(a)	4,885	267,063
PayPal Holdings, Inc.(a)*	2,773	210,582
T Rowe Price Group, Inc.	100	11,290
Visa, Inc., Class A	498	112,279
		1,945,342
Food, Beverage & Tobacco — 10.8%
Altria Group, Inc.	3,299	147,201
Campbell Soup Co.(a)	5,794	318,554
Coca-Cola Co. (The)	885	54,897
General Mills, Inc.(a)	3,470	296,546

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)	381	$ 96,930
Hormel Foods Corp.	1,025	40,877
J M Smucker Co. (The)	938	147,613
Kellogg Co.(a)	5,144	344,442
Keurig Dr Pepper, Inc.(a)	5,841	206,071
Kraft Heinz Co. (The)(a)	5,682	219,723
Lamb Weston Holdings, Inc.	288	30,102
Mondelez International, Inc., Class A	1	70
PepsiCo, Inc.	197	35,913
Philip Morris International, Inc.	417	40,553
Tyson Foods, Inc., Class A(a)	2,895	171,731
		2,151,223
Health Care Equipment & Services — 6.0%
Abbott Laboratories	380	38,479
AmerisourceBergen Corp.	362	57,960
Cardinal Health, Inc.	1,380	104,190
Centene Corp.*	1,146	72,439
Cigna Group (The)	402	102,723
CVS Health Corp.	2,337	173,662
DaVita, Inc.*	1,884	152,811
DENTSPLY SIRONA, Inc.	353	13,866
GE HealthCare Technologies, Inc.*	1,556	127,639
Hologic, Inc.*	6	484
McKesson Corp.(a)	251	89,368
Molina Healthcare, Inc.(a)*	874	233,786
Quest Diagnostics, Inc.	181	25,608
		1,193,015
Household & Personal Products — 3.1%
Church & Dwight Co., Inc.	746	65,954
Kimberly-Clark Corp.(a)	2,478	332,597
Procter & Gamble Co. (The)(a)	1,410	209,653
		608,204
Insurance — 1.8%
Aon PLC, Class A (Ireland)	242	76,300
Assurant, Inc.	25	3,002
Brown & Brown, Inc.	1,393	79,986
Marsh & McLennan Cos., Inc.	234	38,973
Willis Towers Watson PLC (Ireland)	718	166,849
		365,110
Materials — 0.6%
Dow, Inc.	83	4,550
DuPont de Nemours, Inc.	113	8,110
International Paper Co.	714	25,747
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Packaging Corp. of America	408	$ 56,643
Sealed Air Corp.	532	24,424
		119,474
Media & Entertainment — 9.6%
Activision Blizzard, Inc.(a)	2,635	225,530
Alphabet, Inc., Class A(a)*	3,400	352,682
Charter Communications, Inc., Class A(a)*	492	175,944
Comcast Corp., Class A(a)	6,137	232,654
Electronic Arts, Inc.	55	6,625
Fox Corp., Class A	302	10,283
Interpublic Group of Cos., Inc. (The)	2,976	110,826
Match Group, Inc.(a)*	4,585	176,018
Meta Platforms, Inc., Class A(a)*	618	130,979
Netflix, Inc.(a)*	590	203,833
News Corp., Class A	3,666	63,312
Omnicom Group, Inc.(a)	2,280	215,095
Take-Two Interactive Software, Inc.*	35	4,175
		1,907,956
Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
Amgen, Inc.	151	36,504
Biogen, Inc.*	62	17,238
Bristol-Myers Squibb Co.(a)	2,025	140,353
Danaher Corp.	158	39,822
Gilead Sciences, Inc.	185	15,349
Illumina, Inc.*	41	9,535
Johnson & Johnson(a)	2,096	324,880
Merck & Co., Inc.(a)	2,400	255,336
Moderna, Inc.*	742	113,956
Organon & Co.	5,657	133,053
Pfizer, Inc.(a)	5,655	230,724
Vertex Pharmaceuticals, Inc.*	140	44,110
		1,360,860
Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials, Inc.	1,042	127,989
Broadcom, Inc.	242	155,253
KLA Corp.	153	61,073
Lam Research Corp.(a)	567	300,578
Microchip Technology, Inc.	3	251
NXP Semiconductors N. V. (Netherlands)	349	65,080
ON Semiconductor Corp.*	415	34,163
Qorvo, Inc.(a)*	2,685	272,715

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	50	$ 6,379
Skyworks Solutions, Inc.	1,495	176,380
		1,199,861
Software & Services — 7.3%
Accenture PLC, Class A (Ireland)	77	22,007
Adobe, Inc.(a)*	294	113,299
Akamai Technologies, Inc.(a)*	4,371	342,249
Gartner, Inc.*	459	149,529
Gen Digital, Inc.	10,574	181,450
International Business Machines Corp.	1,122	147,083
Microsoft Corp.(a)	924	266,389
Roper Technologies, Inc.	27	11,899
Salesforce, Inc.(a)*	354	70,722
VeriSign, Inc.*	671	141,802
		1,446,429
Technology Hardware & Equipment — 8.7%
Amphenol Corp., Class A	918	75,019
Apple, Inc.(a)	3,836	632,556
CDW Corp.	9	1,754
Cisco Systems, Inc.(a)	5,943	310,670
F5, Inc.(a)*	1,476	215,039
HP, Inc.	4,188	122,918
Motorola Solutions, Inc.	1	286
NetApp, Inc.(a)	2,801	178,844
Seagate Technology Holdings PLC (Ireland)	1,939	128,207
Zebra Technologies Corp., Class A*	239	76,002
		1,741,295
Telecommunication Services — 2.0%
AT&T, Inc.	8,379	161,296
Verizon Communications, Inc.(a)	5,943	231,123
		392,419
Transportation — 3.8%
American Airlines Group, Inc.*	1,106	16,313
CH Robinson Worldwide, Inc.(a)	1,853	184,133
CSX Corp.	2,080	62,275
Expeditors International of Washington, Inc.(a)	1,884	207,466
Norfolk Southern Corp.	159	33,708
Union Pacific Corp.	515	103,649
United Parcel Service, Inc., Class B	808	156,744
		764,288
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.3%
Constellation Energy Corp.	661	$ 51,889
TOTAL COMMON STOCKS (Cost $17,208,536)		18,916,095
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		1,003,159
NET ASSETS - 100.0%		$ 19,919,254

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents 3.7% of net assets as of March 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/10/28	656	$ 31,565	$ 32,216	$ 1,241
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/07/27	1,482	165,263	155,773	(4,445)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	643	128,451	122,890	(2,866)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/24	207	88,106	97,855	14,108
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	30	11,276	13,852	3,546
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	450	18,343	24,871	7,038
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	382	94,142	94,312	2,068
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	08/29/24	217	130,163	149,472	22,235
					3,411	635,744	659,025	41,684
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/10/28	145	31,225	32,281	1,635
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	942	92,868	86,721	(4,180)
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,750	232,337	221,567	(2,722)
					3,837	356,430	340,569	(5,267)
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/24	3,217	286,306	332,284	50,761
AutoZone, Inc.	USFF +0.250%	Weekly	MS	08/29/24	33	63,423	81,119	18,827
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,262	34,056	46,164	13,245
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/24	48	3,421	3,757	570
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/24	2,191	88,774	97,215	12,094
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/08/27	579	92,185	96,872	7,482
LKQ Corp.	USFF +0.250%	Weekly	MS	07/08/27	376	20,193	21,342	1,673
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/24	559	106,476	111,783	8,469
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/05/26	18	10,905	15,282	4,616
Pool Corp.	USFF +0.250%	Weekly	MS	01/10/28	5	1,717	1,712	(147)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	284	21,109	30,141	9,740
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	66	4,968	5,172	356
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	229	118,556	124,958	8,468
					8,867	852,089	967,801	136,154
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	244	23,519	24,624	1,723
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,348	237,794	233,444	(72)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/05/26	397	$ 46,125	$ 48,688	$ 3,817
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,843	79,342	79,452	1,819
					6,832	386,780	386,208	7,287
Consumer Services
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,602	239,239	252,472	17,273
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/24	309	74,612	86,399	17,007
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	4,392	143,680	195,093	53,924
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	117	8,229	12,183	4,365
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	666	85,686	87,965	4,307
					8,086	551,446	634,112	96,876
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,913	130,831	143,815	19,044
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/24	120	8,468	9,268	1,565
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/08/27	964	31,743	33,335	2,395
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,116	134,953	164,554	33,966
					5,113	305,995	350,972	56,970
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/07/27	1,071	27,395	30,909	4,426
Chevron Corp.	USFF +0.250%	Weekly	MS	01/07/27	196	27,245	31,979	6,103
ConocoPhillips	USFF +0.250%	Weekly	MS	01/10/28	534	55,282	52,978	(1,012)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,246	30,837	30,577	938
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/07/27	62	5,106	6,799	2,160
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	297	23,675	40,045	18,013
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/07/27	293	60,915	59,842	3,314
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/08/27	13	1,379	1,815	883
					3,712	231,834	254,944	34,825
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	01/10/28	216	35,587	36,301	1,727
Equity Residential	USFF +0.250%	Weekly	MS	01/10/28	113	6,473	6,780	523
Essex Property Trust, Inc.	USFF +0.250%	Weekly	MS	07/08/27	84	17,537	17,568	726
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,237	133,180	141,647	14,143
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	338	19,799	24,231	5,235
Weyerhaeuser Co.	USFF +0.250%	Weekly	MS	07/08/27	829	23,586	24,978	3,156
					3,817	236,162	251,505	25,510
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/24	371	98,648	114,554	17,634
BlackRock, Inc.	USFF +0.250%	Weekly	MS	08/29/24	44	24,234	29,441	8,517
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,366	$ 164,289	$ 183,372	$ 23,462
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,405	244,187	269,086	35,702
FleetCor Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	310	60,791	65,363	5,598
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	662	19,043	17,834	(633)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,492	239,227	259,891	28,872
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	01/10/28	155	22,401	23,362	1,395
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	362	118,170	141,647	25,704
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	236	66,468	85,765	21,729
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/29/24	4,961	268,684	271,218	10,795
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,733	195,729	207,544	15,074
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	95	9,902	10,725	1,816
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	340	63,035	76,656	15,970
					15,532	1,594,808	1,756,458	211,635
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	3,162	138,161	141,088	19,383
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	5,635	295,288	309,812	22,879
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	869	49,325	53,904	6,471
General Mills, Inc.	USFF +0.250%	Weekly	MS	08/29/24	3,360	250,337	287,146	54,042
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	365	83,397	92,860	11,690
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,010	39,899	40,279	1,111
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	929	140,014	146,197	9,444
Kellogg Co.	USFF +0.250%	Weekly	MS	01/07/27	5,005	356,124	335,135	(9,315)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,562	197,406	196,227	3,655
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/24	5,595	208,524	216,359	14,762
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	288	24,715	30,102	7,694
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/06/26	196	33,198	35,731	4,248
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/24	405	36,484	39,386	8,845
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	2,861	192,705	169,715	(13,168)
					35,242	2,045,577	2,093,941	141,741
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/24	328	32,610	33,213	1,859
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/07/27	349	49,240	55,878	8,025
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,326	91,140	100,113	12,440
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,140	72,763	72,059	585
Cigna Corp. (The)	USFF +0.250%	Weekly	MS	07/06/26	383	102,556	97,868	(1,490)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/29/24	2,265	$ 183,545	$ 168,312	$ (10,403)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,856	133,814	150,540	19,051
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	347	9,863	13,630	4,080
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,528	105,158	125,342	22,061
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	396	403	69
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	253	56,456	90,081	36,965
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	849	260,560	227,099	(28,986)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	11/03/25	177	21,297	25,042	4,935
					10,806	1,119,398	1,159,580	69,191
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	734	61,639	64,893	4,407
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,464	305,044	330,718	36,949
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,397	183,778	207,720	29,678
					4,595	550,461	603,331	71,034
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	243	75,036	76,615	2,882
Assurant, Inc.	USFF +0.250%	Weekly	MS	01/10/28	37	4,147	4,443	361
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,328	76,531	76,254	1,099
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	01/10/28	233	37,542	38,806	1,938
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	705	169,132	163,828	(1,788)
					2,546	362,388	359,946	4,492
Materials
Dow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	83	3,633	4,550	1,149
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/10/28	114	7,880	8,182	609
International Paper Co.	USFF +0.250%	Weekly	MS	07/08/27	713	23,157	25,711	3,827
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	400	50,473	55,532	6,708
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	539	24,136	24,745	1,118
					1,849	109,279	118,720	13,411
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,561	168,849	219,196	58,913
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	3,334	296,715	345,836	54,210
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	486	$ 179,946	$ 173,798	$ (3,039)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,100	213,391	231,251	23,747
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	11/03/25	58	6,850	6,986	392
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	301	8,606	10,249	4,001
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,940	105,710	109,486	6,036
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,510	198,805	173,139	(22,239)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	700	76,415	148,358	73,294
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	591	108,191	204,179	97,877
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	3,635	56,759	62,776	7,637
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,247	198,376	211,982	18,447
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	34	3,571	4,056	599
					27,497	1,622,184	1,901,292	319,875
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	147	34,162	35,537	2,049
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/07/27	54	10,356	15,014	4,888
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	1,777	112,499	123,164	16,567
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/24	139	34,939	35,034	877
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	180	12,073	14,935	3,385
Illumina, Inc.	USFF +0.250%	Weekly	MS	08/29/24	24	6,719	5,581	(970)
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/29/24	2,083	337,247	322,865	1,918
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,380	203,714	253,208	62,430
Moderna, Inc.	USFF +0.250%	Weekly	MS	07/08/27	736	88,335	113,035	26,253
Organon & Co.	USFF +0.250%	Weekly	MS	07/08/27	5,574	149,762	131,100	(14,556)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/05/26	5,499	225,074	224,359	3,753
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	140	34,047	44,110	10,695
					18,733	1,248,927	1,317,942	117,289
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,033	81,780	126,883	47,238
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	235	125,626	150,762	28,398
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	149	40,538	59,476	20,065
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	555	192,009	294,217	107,435
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	77	84	300
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	308	43,583	57,434	15,223
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/10/28	410	$ 31,000	$ 33,751	$ 3,413
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,660	264,134	270,176	10,109
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	50	6,362	6,379	1,510
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,476	170,813	174,138	6,629
					6,877	955,922	1,173,300	240,320
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	51	12,484	14,576	4,375
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	194	55,011	74,762	20,739
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,994	360,682	312,730	(41,778)
Gartner, Inc.	USFF +0.250%	Weekly	MS	08/29/24	432	142,342	140,733	860
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	08/29/24	10,371	197,378	177,966	(15,179)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,044	140,093	136,858	734
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/24	2,110	379,232	608,313	253,897
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/24	17	6,665	7,492	1,074
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	351	46,427	70,123	26,387
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	662	109,061	139,900	32,744
					19,226	1,449,375	1,683,453	283,853
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	797	51,042	65,131	15,503
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/24	2,444	214,537	403,016	198,228
CDW Corp.	USFF +0.250%	Weekly	MS	01/10/28	9	1,733	1,754	104
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/24	5,401	237,750	282,337	61,755
F5, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,471	217,094	214,310	954
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,143	119,081	121,597	5,121
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	553	572	83
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,784	175,907	177,758	5,347
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,937	127,279	128,074	3,556
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	235	64,743	74,730	11,228
					19,223	1,209,719	1,469,279	301,879
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,325	137,909	160,256	27,797
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,841	224,607	227,156	10,967
					14,166	362,516	387,412	38,764
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	787	$ 12,601	$ 11,608	$ (725)
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,823	168,560	181,152	17,412
CSX Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,052	60,012	61,437	2,484
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,789	176,943	197,005	28,855
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/10/28	162	32,899	34,344	2,378
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/08/27	522	100,698	105,058	6,833
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/05/26	797	131,908	154,610	30,335
					7,932	683,621	745,214	87,572
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/08/27	559	46,174	43,881	(1,471)

Total Reference Entity — Long						16,948,394	18,691,101	2,294,865
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/06/26	(734)	$ (95,441)	$ (82,347)	$ 11,812
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(15,726)	(201,880)	(198,148)	(9,714)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(200)	(48,069)	(41,492)	5,925
					(16,660)	(345,390)	(321,987)	8,023
Banks
Comerica, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(248)	(24,091)	(10,768)	18,163
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,951)	(72,123)	(54,771)	14,331
Zions Bancorp NA	USFF -0.250%	Weekly	MS	07/06/26	(367)	(25,345)	(10,984)	15,786
					(3,566)	(121,559)	(76,523)	48,280
Capital Goods
Cummins, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(314)	(77,960)	(75,008)	1,980
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,400)	(321,312)	(259,224)	57,647
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(353)	(74,968)	(73,078)	885
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(75)	(16,607)	(16,670)	(219)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	07/08/27	(113)	(35,444)	(37,980)	(4,101)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(827)	(123,367)	(137,811)	(17,114)
Raytheon Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(864)	(86,353)	(84,612)	(829)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(291)	$ (82,694)	$ (85,394)	$ (4,141)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(471)	(200,614)	(186,403)	10,906
					(5,708)	(1,019,319)	(956,180)	45,014
Commercial & Professional Services
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,094)	(84,068)	(75,322)	7,541
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(676)	(144,175)	(137,120)	4,831
					(1,770)	(228,243)	(212,442)	12,372
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(784)	(139,280)	(95,342)	40,245
CarMax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(501)	(74,617)	(32,204)	41,423
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(315)	(79,345)	(35,069)	43,220
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,308)	(300,818)	(307,432)	(11,676)
					(2,908)	(594,060)	(470,047)	113,212
Consumer Durables & Apparel
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(479)	(67,615)	(48,005)	18,718
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,601)	(317,486)	(194,076)	109,012
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(584)	(71,210)	(68,135)	1,704
VF Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,247)	(80,048)	(74,389)	4,091
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(571)	(77,127)	(75,383)	1,117
					(20,482)	(613,486)	(459,988)	134,642
Consumer Services
Caesars Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,058)	(164,805)	(149,261)	13,221
Carnival Corp. (Panama)	USFF -0.580%	Weekly	MS	07/08/27	(2,602)	(23,024)	(26,410)	(3,654)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(82)	(142,201)	(140,080)	(308)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,643)	(81,144)	(94,390)	(14,328)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	07/08/27	(2,952)	(49,591)	(39,704)	9,405
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/08/27	(4,807)	(283,100)	(313,897)	(36,824)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	01/05/26	(852)	(84,073)	(95,347)	(12,396)
					(15,996)	(827,938)	(859,089)	(44,884)
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(984)	(137,449)	(141,253)	(5,673)
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,084)	(174,648)	(179,543)	(7,284)
					(2,068)	(312,097)	(320,796)	(12,957)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,130)	$ (105,209)	$ (98,955)	$ 4,840
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,558)	(170,926)	(162,535)	5,564
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,405)	(378,510)	(394,295)	(23,009)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(10,463)	(331,768)	(312,425)	9,663
					(22,556)	(986,413)	(968,210)	(2,942)
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(95)	(10,954)	(5,141)	5,342
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(248)	(185,806)	(178,818)	2,279
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,559)	(26,117)	(25,708)	(80)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,726)	(246,894)	(250,053)	(9,907)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/10/28	(108)	(7,256)	(6,607)	917
					(6,736)	(477,027)	(466,327)	(1,449)
Financial Services
Capital One Financial Corp.	USFF -0.250%	Weekly	MS	01/10/28	(362)	(39,429)	(34,810)	5,124
Discover Financial Services	USFF -0.250%	Weekly	MS	07/06/26	(625)	(72,961)	(61,775)	9,831
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,971)	(224,369)	(107,084)	110,261
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(666)	(111,208)	(70,090)	38,806
Moody's Corp.	USFF -0.250%	Weekly	MS	07/08/27	(537)	(165,173)	(164,333)	(1,958)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(325)	(188,521)	(181,899)	1,633
Northern Trust Corp.	USFF -0.250%	Weekly	MS	01/07/27	(62)	(7,448)	(5,464)	7,397
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(4,292)	(199,837)	(124,811)	68,633
					(8,840)	(1,008,946)	(750,266)	239,727
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/10/28	(134)	(8,371)	(8,612)	(311)
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(902)	(404,989)	(301,394)	96,804
Becton Dickinson and Co.	USFF -0.250%	Weekly	MS	01/07/27	(664)	(168,638)	(164,367)	390
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/07/27	(40)	(16,933)	(14,934)	1,912
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,582)	(202,432)	(183,797)	15,847
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,820)	(211,740)	(150,569)	62,216
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(414)	(253,878)	(207,033)	43,287
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(516)	(160,938)	(164,583)	(5,842)
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(749)	(245,065)	(191,347)	50,536
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(689)	$ (159,375)	$ (150,884)	$ 5,670
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(776)	(156,198)	(148,433)	4,351
					(8,152)	(1,980,186)	(1,677,341)	275,171
Household & Personal Products
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/06/26	(1,239)	(351,635)	(305,364)	39,115
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/08/27	(719)	(95,772)	(79,672)	14,142
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,996)	(168,123)	(150,879)	14,250
Lincoln National Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,257)	(49,363)	(28,245)	19,582
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(944)	(107,212)	(78,107)	23,082
					(5,916)	(420,470)	(336,903)	71,056
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(55)	(15,348)	(15,797)	(711)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(215)	(60,941)	(47,524)	12,413
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(7,776)	(88,189)	(88,491)	(2,463)
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6)	(1,123)	(1,074)	559
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(1,336)	(83,445)	(73,627)	8,439
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,961)	(340,490)	(322,423)	13,344
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,663)	(256,151)	(231,673)	22,927
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(314)	(125,732)	(111,489)	11,487
PPG Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,267)	(164,482)	(169,246)	(7,359)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/07/27	(475)	(115,346)	(106,766)	6,591
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/06/26	(1,033)	(196,093)	(177,221)	14,881
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(8,167)	(270,670)	(248,848)	17,178
					(29,268)	(1,718,010)	(1,594,179)	97,286
Media & Entertainment
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(32,359)	(553,049)	(301,909)	243,456
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,055)	(117,867)	(73,850)	43,805
Paramount Global, Class B	USFF -0.780%	Weekly	MS	01/10/28	(987)	(22,970)	(22,020)	502
Walt Disney Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,218)	(121,253)	(121,958)	(2,347)
					(35,619)	(815,139)	(519,737)	285,416
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(942)	$ (126,403)	$ (130,316)	$ (5,895)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(446)	(253,105)	(213,643)	35,923
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,440)	(361,775)	(255,214)	100,798
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,094)	(355,507)	(269,017)	81,571
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(426)	(136,683)	(85,975)	49,151
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(540)	(176,097)	(185,447)	(11,774)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(867)	(209,668)	(172,438)	34,799
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(110)	(158,204)	(168,323)	(13,339)
PerkinElmer, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(539)	(76,337)	(71,827)	3,652
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(229)	(129,073)	(131,989)	(4,801)
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(538)	(177,065)	(166,581)	7,954
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(243)	(99,899)	(84,192)	14,183
					(12,414)	(2,259,816)	(1,934,962)	292,222
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,332)	(259,524)	(228,559)	26,884
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(246)	(46,229)	(48,516)	(2,981)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(577)	(118,219)	(121,332)	(4,712)
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(762)	(140,173)	(165,735)	(27,805)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,794)	(227,788)	(254,630)	(34,673)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(373)	(182,932)	(186,701)	(7,338)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,192)	(301,959)	(331,102)	(35,016)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(133)	(14,540)	(14,299)	85
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(196)	(35,112)	(36,458)	(1,750)
					(13,605)	(1,326,476)	(1,387,332)	(87,306)
Software & Services
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,615)	(250,050)	(191,470)	55,135
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,429)	(164,395)	(161,431)	674
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(475)	(216,601)	(211,769)	1,110
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(469)	(163,639)	(142,581)	18,824
PTC, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,322)	(190,524)	(169,520)	18,551
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(434)	(179,970)	(153,914)	23,593
					(7,744)	(1,165,179)	(1,030,685)	117,887
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(94)	$ (13,538)	$ (15,779)	$ (2,770)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,704)	(161,706)	(165,957)	(6,751)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,958)	(92,290)	(101,814)	(10,622)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(373)	(48,303)	(48,919)	(1,299)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2)	(964)	(895)	110
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,615)	(267,660)	(189,498)	74,877
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,174)	(360,661)	(345,585)	9,590
					(20,920)	(945,122)	(868,447)	63,135
Transportation
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,313)	(250,589)	(230,379)	15,731
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(272)	(96,893)	(92,708)	2,421
					(1,585)	(347,482)	(323,087)	18,152
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(8,885)	(215,274)	(213,951)	(1,675)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,095)	(129,696)	(111,873)	13,902
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5)	(432)	(432)	48
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(792)	(73,946)	(72,064)	474
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,824)	(300,880)	(267,198)	24,511
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(776)	(88,979)	(87,191)	175
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,681)	(137,547)	(137,902)	(3,524)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(987)	(60,278)	(60,582)	(1,357)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27)	(2,572)	(2,583)	8
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(499)	(42,256)	(27,899)	15,143
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,209)	(131,732)	(132,434)	(3,553)
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(2,593)	(162,022)	(183,040)	(27,660)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(37)	(4,445)	(3,986)	384
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(132)	(9,238)	(8,068)	858
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(1,112)	(92,551)	(87,025)	3,213
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(475)	(18,562)	(19,029)	(672)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,873)	(147,278)	(144,371)	(47)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,465)	(119,091)	(124,841)	(8,526)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(385)	(12,256)	(13,202)	(1,307)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/24	(778)	(78,814)	(61,649)	8,926
Sempra Energy	USFF -0.250%	Weekly	MS	07/08/27	(1,885)	(283,630)	(284,937)	(7,647)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(530)	$ (50,618)	$ (50,239)	$ (663)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(311)	(20,649)	(20,974)	(700)
					(36,356)	(2,182,746)	(2,115,470)	10,311

Total Reference Entity — Short						(20,055,110)	(17,963,974)	1,721,172
Net Value of Reference Entity						$ (3,106,716)	$ 727,127	$4,016,037

*	Includes $182,194 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS       Morgan Stanley
USFF  U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.5%
Gotham 1000 Value ETF	290,500	$ 5,496,260
Gotham Defensive Long 500 Fund	138,718	1,918,469
Gotham Enhanced S&P 500 Index Fund	214,852	3,029,406
Gotham Hedged Core Fund	280,210	2,908,579
Gotham Large Value Fund	267,644	3,631,930
Gotham Neutral Fund*	172,821	1,871,656
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $19,235,876)		18,856,300
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		293,088
NET ASSETS - 100.0%		$ 19,149,388

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 139.9%
COMMON STOCKS — 139.9%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	4	$ 449
BorgWarner, Inc.	137	6,728
General Motors Co.†	900	33,012
		40,189
Banks — 1.8%
Bank of America Corp.	390	11,154
Citizens Financial Group, Inc.	5	152
Comerica, Inc.	12	521
Fifth Third Bancorp	62	1,652
First Republic Bank	16	224
JPMorgan Chase & Co.†	216	28,147
KeyCorp.	84	1,052
M&T Bank Corp.	1	120
PNC Financial Services Group, Inc. (The)	13	1,652
Truist Financial Corp.	122	4,160
US Bancorp	326	11,752
Zions Bancorp NA	49	1,466
		62,052
Capital Goods — 10.0%
3M Co.†	352	36,999
A. O. Smith Corp.	38	2,628
AMETEK, Inc.	3	436
Boeing Co. (The)*	9	1,912
Carrier Global Corp.†	13	595
Caterpillar, Inc.†	304	69,567
Deere & Co.	3	1,239
Dover Corp.	2	304
Eaton Corp. PLC (Ireland)	5	857
Fortive Corp.†	33	2,250
General Electric Co.†	551	52,676
Honeywell International, Inc.†	343	65,554
Howmet Aerospace, Inc.	6	254
IDEX Corp.	1	231
Illinois Tool Works, Inc.	51	12,416
Ingersoll Rand, Inc.	90	5,236
Johnson Controls International PLC (Ireland)†	11	662
Lockheed Martin Corp.†	35	16,545
Masco Corp.	13	646
Northrop Grumman Corp.†	15	6,926
Otis Worldwide Corp.	5	422
PACCAR, Inc.	112	8,198
Pentair PLC (Ireland)	4	221
Snap-on, Inc.	31	7,654
Stanley Black & Decker, Inc.	2	161
Textron, Inc.	119	8,405
Trane Technologies PLC (Ireland)†	51	9,383
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.†	30	$ 20,664
Xylem, Inc.	20	2,094
		335,135
Commercial & Professional Services — 0.6%
Automatic Data Processing, Inc.†	34	7,570
Leidos Holdings, Inc.	79	7,273
Paychex, Inc.	4	458
Robert Half International, Inc.	69	5,559
		20,860
Consumer Discretionary Distribution & Retail — 9.1%
Advance Auto Parts, Inc.	35	4,257
Amazon.com, Inc.†*	1,121	115,788
AutoZone, Inc.†*	4	9,833
Bath & Body Works, Inc.	133	4,865
Best Buy Co., Inc.†	127	9,940
CarMax, Inc.*	94	6,042
eBay, Inc.†	360	15,973
Genuine Parts Co.	88	14,723
LKQ Corp.	82	4,654
Lowe's Cos., Inc.†	63	12,598
O'Reilly Automotive, Inc.†*	37	31,412
Pool Corp.	1	343
Ross Stores, Inc.†	168	17,830
TJX Cos., Inc. (The)†	514	40,277
Ulta Beauty, Inc.†*	30	16,370
		304,905
Consumer Durables & Apparel — 0.4%
Hasbro, Inc.	81	4,349
Lennar Corp., Class A	27	2,838
Mohawk Industries, Inc.*	14	1,403
PulteGroup, Inc.	2	117
Tapestry, Inc.	140	6,035
VF Corp.	4	92
		14,834
Consumer Services — 2.2%
Booking Holdings, Inc.†*	6	15,915
Caesars Entertainment, Inc.*	124	6,052
Expedia Group, Inc.*	98	9,509
Hilton Worldwide Holdings, Inc.	2	282
Marriott International, Inc., Class A	30	4,981
McDonald's Corp.†	25	6,990
MGM Resorts International	252	11,194
Starbucks Corp.†	149	15,515
Yum! Brands, Inc.	26	3,434
		73,872
Consumer Staples Distribution & Retail — 1.3%
Kroger Co. (The)†	363	17,921

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Walgreens Boots Alliance, Inc.†	538	$ 18,604
Walmart, Inc.†	39	5,751
		42,276
Energy — 12.6%
APA Corp.†	220	7,933
Baker Hughes Co.	13	375
Chevron Corp.†	409	66,733
ConocoPhillips †	730	72,423
Coterra Energy, Inc.	248	6,086
Devon Energy Corp.	8	405
EOG Resources, Inc.†	340	38,974
EQT Corp.	112	3,574
Exxon Mobil Corp.†	724	79,394
Halliburton Co.	318	10,062
Hess Corp.	4	529
Marathon Petroleum Corp.†	333	44,898
Occidental Petroleum Corp.†	318	19,853
Phillips 66†	299	30,313
Pioneer Natural Resources Co.†	40	8,170
Valero Energy Corp.†	254	35,458
		425,180
Equity Real Estate Investment Trusts (REITs) — 4.5%
Alexandria Real Estate Equities, Inc.	41	5,149
American Tower Corp.†	43	8,787
AvalonBay Communities, Inc.	80	13,445
Boston Properties, Inc.	53	2,868
Camden Property Trust	68	7,129
Crown Castle, Inc.	40	5,354
Digital Realty Trust, Inc.	3	295
Equity Residential	91	5,460
Extra Space Storage, Inc.	30	4,888
Federal Realty Investment Trust	1	99
Healthpeak Properties, Inc.	131	2,878
Invitation Homes, Inc.	26	812
Mid-America Apartment Communities, Inc.	1	151
Prologis, Inc.†	290	36,183
Realty Income Corp.†	386	24,441
SBA Communications Corp.	10	2,611
Simon Property Group, Inc.	4	448
UDR, Inc.	72	2,956
Ventas, Inc.	30	1,300
VICI Properties, Inc.	9	294
Welltower, Inc.†	196	14,051
Weyerhaeuser Co.†	422	12,715
		152,314
Financial Services — 9.7%
American Express Co.	6	990
Ameriprise Financial, Inc.	2	613
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Bank of New York Mellon Corp. (The)†	12	$ 545
Berkshire Hathaway, Inc., Class B†*	295	91,087
BlackRock, Inc.†	12	8,029
Capital One Financial Corp.	5	481
Cboe Global Markets, Inc.	1	134
Charles Schwab Corp. (The)	16	838
CME Group, Inc.†	76	14,555
Fidelity National Information Services, Inc.†	339	18,418
Fiserv, Inc.*	6	678
FleetCor Technologies, Inc.*	47	9,910
Franklin Resources, Inc.†	292	7,866
Goldman Sachs Group, Inc. (The)	5	1,636
Intercontinental Exchange, Inc.†	342	35,667
Invesco Ltd. (Bermuda)	139	2,280
Jack Henry & Associates, Inc.	7	1,055
Mastercard, Inc., Class A†	87	31,617
Morgan Stanley	21	1,844
Nasdaq, Inc.†	290	15,854
Northern Trust Corp.	37	3,261
PayPal Holdings, Inc.†*	291	22,099
State Street Corp.	4	303
T Rowe Price Group, Inc.†	130	14,677
Visa, Inc., Class A†	187	42,161
		326,598
Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.†	1,006	44,888
Archer-Daniels-Midland Co.†	7	558
Bunge Ltd. (Bermuda)	87	8,310
Campbell Soup Co.	182	10,006
Coca-Cola Co. (The)	57	3,536
General Mills, Inc.†	285	24,356
Hershey Co. (The)	2	509
J M Smucker Co. (The)	22	3,462
Kellogg Co.	201	13,459
Keurig Dr Pepper, Inc.	417	14,712
Kraft Heinz Co. (The)†	712	27,533
Mondelez International, Inc., Class A	16	1,115
Philip Morris International, Inc.†	293	28,494
Tyson Foods, Inc., Class A†	202	11,983
		192,921
Health Care Equipment & Services — 7.5%
Abbott Laboratories†	158	15,999
AmerisourceBergen Corp.†	19	3,042
Cardinal Health, Inc.	169	12,760
Centene Corp.†*	320	20,227
Cigna Group (The)†	178	45,484
Cooper Cos., Inc. (The)	2	747
CVS Health Corp.†	755	56,104

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.†*	57	$ 4,623
DENTSPLY SIRONA, Inc.	121	4,753
GE HealthCare Technologies, Inc.†*	267	21,902
HCA Healthcare, Inc.†	162	42,716
Henry Schein, Inc.*	30	2,446
Hologic, Inc.*	2	161
Laboratory Corp. of America Holdings	1	230
McKesson Corp.†	20	7,121
Medtronic PLC (Ireland)	17	1,371
Molina Healthcare, Inc.*	34	9,095
Quest Diagnostics, Inc.	1	142
Teleflex, Inc.	1	253
Universal Health Services, Inc., Class B	21	2,669
		251,845
Household & Personal Products — 1.5%
Kimberly-Clark Corp.†	172	23,086
Procter & Gamble Co. (The)†	189	28,102
		51,188
Insurance — 2.6%
Aflac, Inc.	5	323
Aon PLC, Class A (Ireland)	16	5,045
Arch Capital Group Ltd. (Bermuda)*	217	14,728
Arthur J Gallagher & Co.	2	383
Assurant, Inc.	8	961
Brown & Brown, Inc.	165	9,474
Chubb Ltd. (Switzerland)	3	582
Cincinnati Financial Corp.	91	10,199
Everest Re Group Ltd. (Bermuda)	3	1,074
Globe Life, Inc.	22	2,420
Lincoln National Corp.	11	247
Loews Corp.	66	3,829
Marsh & McLennan Cos., Inc.†	113	18,820
MetLife, Inc.	60	3,476
Principal Financial Group, Inc.	2	149
Travelers Cos., Inc. (The)	2	343
Willis Towers Watson PLC (Ireland)	63	14,640
		86,693
Materials — 4.3%
Albemarle Corp.	1	221
CF Industries Holdings, Inc.	113	8,191
Dow, Inc.†	450	24,669
DuPont de Nemours, Inc.†	267	19,163
Eastman Chemical Co.	76	6,410
FMC Corp.	74	9,038
International Paper Co.†	224	8,077
LyondellBasell Industries NV, Class A (Netherlands)†	77	7,230
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	218	$ 10,002
Nucor Corp.†	171	26,414
Packaging Corp. of America	59	8,191
Sealed Air Corp.	91	4,178
Steel Dynamics, Inc.	105	11,871
		143,655
Media & Entertainment — 11.5%
Activision Blizzard, Inc.†	72	6,162
Alphabet, Inc., Class A†*	1,401	145,326
Charter Communications, Inc., Class A†*	103	36,834
Comcast Corp., Class A†	2,391	90,643
Electronic Arts, Inc.	26	3,132
Interpublic Group of Cos., Inc. (The)	246	9,161
Match Group, Inc.*	62	2,380
Meta Platforms, Inc., Class A†*	286	60,615
Netflix, Inc.†*	41	14,165
News Corp., Class A	175	3,022
Omnicom Group, Inc.†	128	12,075
Take-Two Interactive Software, Inc.*	16	1,909
Warner Bros Discovery, Inc.*	220	3,322
		388,746
Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
AbbVie, Inc.†	66	10,518
Amgen, Inc.†	125	30,219
Biogen, Inc.†*	85	23,633
Bristol-Myers Squibb Co.	11	762
Danaher Corp.†	67	16,887
Gilead Sciences, Inc.†	728	60,402
Illumina, Inc.*	15	3,488
Incyte Corp.*	21	1,518
Johnson & Johnson†	239	37,045
Merck & Co., Inc.†	521	55,429
Moderna, Inc.†*	118	18,122
Organon & Co.	159	3,740
Pfizer, Inc.†	1,933	78,866
Regeneron Pharmaceuticals, Inc.†*	12	9,860
Vertex Pharmaceuticals, Inc.†*	10	3,151
		353,640
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A†*	197	14,344
Semiconductors & Semiconductor Equipment — 7.5%
Applied Materials, Inc.†	422	51,834
Broadcom, Inc.†	102	65,437
KLA Corp.†	60	23,950
Lam Research Corp.†	85	45,060
Microchip Technology, Inc.	124	10,389
Micron Technology, Inc.†	99	5,974

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NXP Semiconductors N. V. (Netherlands)†	93	$ 17,342
ON Semiconductor Corp.†*	268	22,062
Qorvo, Inc.*	32	3,250
QUALCOMM, Inc.†	12	1,531
Skyworks Solutions, Inc.	48	5,663
SolarEdge Technologies, Inc.*	5	1,520
Teradyne, Inc.	2	215
		254,227
Software & Services — 11.5%
Accenture PLC, Class A (Ireland)†	37	10,575
Adobe, Inc.†*	42	16,186
Akamai Technologies, Inc.*	99	7,752
ANSYS, Inc.*	8	2,662
Autodesk, Inc.*	20	4,163
Cadence Design Systems, Inc.*	25	5,252
Cognizant Technology Solutions Corp., Class A	47	2,864
DXC Technology Co.*	69	1,764
EPAM Systems, Inc.*	5	1,495
Gartner, Inc.*	46	14,985
Gen Digital, Inc.	371	6,366
International Business Machines Corp.†	291	38,147
Microsoft Corp.†	815	234,964
Roper Technologies, Inc.	10	4,407
Salesforce, Inc.†*	92	18,380
ServiceNow, Inc.†*	19	8,830
Synopsys, Inc.*	14	5,407
VeriSign, Inc.*	17	3,593
		387,792
Technology Hardware & Equipment — 12.5%
Amphenol Corp., Class A†	146	11,931
Apple, Inc.†	1,391	229,376
CDW Corp.	30	5,847
Cisco Systems, Inc.†	2,202	115,109
F5, Inc.*	36	5,245
Hewlett Packard Enterprise Co.	752	11,979
HP, Inc.†	607	17,815
Keysight Technologies, Inc.*	1	161
Motorola Solutions, Inc.	20	5,723
NetApp, Inc.†	129	8,237
Seagate Technology Holdings PLC (Ireland)	63	4,166
Teledyne Technologies, Inc.*	3	1,342
Zebra Technologies Corp., Class A†*	16	5,088
		422,019
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 4.0%
AT&T, Inc.†	3,218	$ 61,947
Verizon Communications, Inc.†	1,832	71,246
		133,193
Transportation — 6.4%
American Airlines Group, Inc.*	6	88
CH Robinson Worldwide, Inc.	29	2,882
CSX Corp.†	1,206	36,108
Expeditors International of Washington, Inc.†	97	10,682
Norfolk Southern Corp.†	145	30,740
Union Pacific Corp.†	339	68,227
United Parcel Service, Inc., Class B†	343	66,538
		215,265
Utilities — 0.6%
Constellation Energy Corp.†	204	16,014
Exelon Corp.	13	544
PG&E Corp.*	180	2,911
		19,469
TOTAL COMMON STOCKS (Cost $4,153,444)		4,713,212

TOTAL LONG POSITIONS - 139.9% (Cost $4,153,444)		4,713,212
SHORT POSITIONS — (41.3)%
COMMON STOCKS — (41.3)%
Automobiles & Components — (0.3)%
Ford Motor Co.	(802)	(10,105)
Banks — (0.5)%
Citigroup, Inc.	(123)	(5,768)
Huntington Bancshares, Inc.	(220)	(2,464)
Regions Financial Corp.	(204)	(3,786)
Wells Fargo & Co.	(159)	(5,943)
		(17,961)
Capital Goods — (3.0)%
Allegion PLC (Ireland)	(4)	(427)
Cummins, Inc.	(30)	(7,166)
Emerson Electric Co.	(77)	(6,710)
Fastenal Co.	(116)	(6,257)
Generac Holdings, Inc.*	(14)	(1,512)
General Dynamics Corp.	(31)	(7,075)
Huntington Ingalls Industries, Inc.	(9)	(1,863)
L3Harris Technologies, Inc.	(39)	(7,653)
Nordson Corp.	(11)	(2,445)
Parker-Hannifin Corp.	(27)	(9,075)
Quanta Services, Inc.	(30)	(4,999)
Raytheon Technologies Corp.	(320)	(31,338)
Rockwell Automation, Inc.	(23)	(6,749)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.	(14)	$ (5,541)
Westinghouse Air Brake Technologies Corp.	(28)	(2,830)
		(101,640)
Commercial & Professional Services — (2.0)%
Broadridge Financial Solutions, Inc.	(24)	(3,518)
Cintas Corp.	(20)	(9,254)
Copart, Inc.*	(103)	(7,747)
CoStar Group, Inc.*	(88)	(6,059)
Equifax, Inc.	(25)	(5,071)
Jacobs Solutions, Inc.	(26)	(3,055)
Republic Services, Inc.	(65)	(8,789)
Rollins, Inc.	(123)	(4,616)
Verisk Analytics, Inc.	(33)	(6,331)
Waste Management, Inc.	(83)	(13,543)
		(67,983)
Consumer Discretionary Distribution & Retail — (0.8)%
Etsy, Inc.*	(2)	(223)
Home Depot, Inc. (The)	(70)	(20,658)
Tractor Supply Co.	(24)	(5,641)
		(26,522)
Consumer Durables & Apparel — (0.3)%
DR Horton, Inc.	(20)	(1,954)
Newell Brands, Inc.	(89)	(1,107)
NVR, Inc.*	(1)	(5,572)
Whirlpool Corp.	(11)	(1,452)
		(10,085)
Consumer Services — (1.1)%
Carnival Corp. (Panama)*	(100)	(1,015)
Chipotle Mexican Grill, Inc.*	(7)	(11,958)
Darden Restaurants, Inc.	(27)	(4,189)
Domino's Pizza, Inc.	(7)	(2,309)
Las Vegas Sands Corp.*	(166)	(9,537)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(86)	(1,157)
Royal Caribbean Cruises Ltd. (Liberia)*	(55)	(3,591)
Wynn Resorts Ltd.*	(27)	(3,022)
		(36,778)
Consumer Staples Distribution & Retail — (1.7)%
Costco Wholesale Corp.	(31)	(15,403)
Dollar General Corp.	(49)	(10,313)
Dollar Tree, Inc.*	(48)	(6,890)
Sysco Corp.	(110)	(8,495)
Target Corp.	(98)	(16,232)
		(57,333)
Energy — (1.4)%
Diamondback Energy, Inc.	(35)	(4,731)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Kinder Morgan, Inc.	(458)	$ (8,020)
Marathon Oil Corp.	(126)	(3,019)
ONEOK, Inc.	(95)	(6,036)
Schlumberger NV (Curacao)	(286)	(14,043)
Targa Resources Corp.	(49)	(3,574)
Williams Cos., Inc. (The)	(263)	(7,853)
		(47,276)
Equity Real Estate Investment Trusts (REITs) — (0.8)%
Equinix, Inc.	(22)	(15,863)
Host Hotels & Resorts, Inc.	(161)	(2,655)
Iron Mountain, Inc.	(63)	(3,333)
Kimco Realty Corp.	(125)	(2,441)
Public Storage	(5)	(1,511)
Regency Centers Corp.	(35)	(2,141)
		(27,944)
Financial Services — (1.3)%
Discover Financial Services	(54)	(5,337)
FactSet Research Systems, Inc.	(8)	(3,321)
Global Payments, Inc.	(55)	(5,788)
Moody's Corp.	(39)	(11,935)
MSCI, Inc.	(18)	(10,074)
Raymond James Financial, Inc.	(41)	(3,824)
Synchrony Financial	(87)	(2,530)
		(42,809)
Food, Beverage & Tobacco — (1.3)%
Brown-Forman Corp., Class B	(105)	(6,748)
Conagra Brands, Inc.	(77)	(2,892)
Constellation Brands, Inc., Class A	(38)	(8,584)
Hormel Foods Corp.	(120)	(4,786)
Lamb Weston Holdings, Inc.	(30)	(3,136)
McCormick & Co., Inc., non-voting shares	(55)	(4,577)
Molson Coors Beverage Co., Class B	(8)	(413)
Monster Beverage Corp.*	(214)	(11,558)
PepsiCo, Inc.	(1)	(182)
		(42,876)
Health Care Equipment & Services — (3.8)%
Align Technology, Inc.*	(18)	(6,015)
Baxter International, Inc.	(103)	(4,178)
Becton Dickinson & Co.	(63)	(15,595)
Boston Scientific Corp.*	(291)	(14,559)
Dexcom, Inc.*	(85)	(9,875)
Edwards Lifesciences Corp.*	(96)	(7,942)
Elevance Health, Inc.	(36)	(16,553)
Humana, Inc.	(21)	(10,195)
IDEXX Laboratories, Inc.*	(18)	(9,001)
Insulet Corp.*	(14)	(4,465)
Intuitive Surgical, Inc.*	(73)	(18,649)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.	(32)	$ (7,008)
STERIS PLC (Ireland)	(22)	(4,208)
UnitedHealth Group, Inc.	(1)	(473)
Zimmer Biomet Holdings, Inc.	(5)	(646)
		(129,362)
Household & Personal Products — (1.1)%
Church & Dwight Co., Inc.	(21)	(1,857)
Clorox Co. (The)	(27)	(4,272)
Colgate-Palmolive Co.	(167)	(12,550)
Estee Lauder Cos., Inc. (The), Class A	(78)	(19,224)
		(37,903)
Insurance — (0.9)%
Allstate Corp. (The)	(59)	(6,538)
American International Group, Inc.	(152)	(7,654)
Hartford Financial Services Group, Inc. (The)	(71)	(4,948)
Progressive Corp. (The)	(18)	(2,575)
Prudential Financial, Inc.	(74)	(6,123)
W R Berkley Corp.	(53)	(3,300)
		(31,138)
Materials — (3.3)%
Air Products and Chemicals, Inc.	(44)	(12,637)
Amcor PLC (Jersey)	(297)	(3,380)
Avery Dennison Corp.	(17)	(3,042)
Ball Corp.	(64)	(3,527)
Celanese Corp.	(21)	(2,287)
Corteva, Inc.	(153)	(9,227)
Ecolab, Inc.	(52)	(8,608)
Freeport-McMoRan, Inc.	(283)	(11,578)
International Flavors & Fragrances, Inc.	(52)	(4,782)
Linde PLC (Ireland)	(39)	(13,862)
Martin Marietta Materials, Inc.	(13)	(4,616)
Newmont Corp.	(160)	(7,843)
PPG Industries, Inc.	(47)	(6,278)
Sherwin-Williams Co. (The)	(52)	(11,688)
Vulcan Materials Co.	(29)	(4,975)
Westrock Co.	(51)	(1,554)
		(109,884)
Media & Entertainment — (1.0)%
DISH Network Corp., Class A*	(114)	(1,064)
Fox Corp., Class A	(62)	(2,111)
Live Nation Entertainment, Inc.*	(47)	(3,290)
Paramount Global, Class B	(43)	(959)
Walt Disney Co. (The)*	(262)	(26,234)
		(33,658)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (3.7)%
Agilent Technologies, Inc.	(65)	$ (8,992)
Bio-Rad Laboratories, Inc., Class A*	(7)	(3,353)
Bio-Techne Corp.	(36)	(2,671)
Catalent, Inc.*	(39)	(2,563)
Charles River Laboratories International, Inc.*	(11)	(2,220)
Eli Lilly & Co.	(88)	(30,221)
IQVIA Holdings, Inc.*	(51)	(10,144)
Mettler-Toledo International, Inc.*	(5)	(7,651)
PerkinElmer, Inc.	(28)	(3,731)
Thermo Fisher Scientific, Inc.	(52)	(29,971)
Viatris, Inc.	(221)	(2,126)
Waters Corp.*	(13)	(4,025)
West Pharmaceutical Services, Inc.	(14)	(4,851)
Zoetis, Inc.	(71)	(11,817)
		(124,336)
Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Micro Devices, Inc.*	(52)	(5,097)
Analog Devices, Inc.	(97)	(19,130)
Enphase Energy, Inc.*	(29)	(6,098)
First Solar, Inc.*	(22)	(4,785)
Intel Corp.	(886)	(28,946)
Monolithic Power Systems, Inc.	(6)	(3,003)
NVIDIA Corp.	(38)	(10,555)
Texas Instruments, Inc.	(129)	(23,995)
		(101,609)
Software & Services — (1.8)%
Ceridian HCM Holding, Inc.*	(33)	(2,416)
Fortinet, Inc.*	(170)	(11,298)
Intuit, Inc.	(49)	(21,846)
Oracle Corp.	(174)	(16,168)
Paycom Software, Inc.*	(12)	(3,648)
PTC, Inc.*	(26)	(3,334)
Tyler Technologies, Inc.*	(10)	(3,547)
		(62,257)
Technology Hardware & Equipment — (1.0)%
Arista Networks, Inc.*	(67)	(11,247)
Corning, Inc.	(165)	(5,821)
Juniper Networks, Inc.	(69)	(2,375)
TE Connectivity Ltd. (Switzerland)	(63)	(8,263)
Trimble, Inc.*	(51)	(2,673)
Western Digital Corp.*	(63)	(2,373)
		(32,752)
Telecommunication Services — (0.5)%
T-Mobile US, Inc.*	(114)	(16,512)
Transportation — (0.8)%
Alaska Air Group, Inc.*	(27)	(1,133)
Delta Air Lines, Inc.*	(140)	(4,889)
FedEx Corp.	(9)	(2,056)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(23)	$ (4,036)
Old Dominion Freight Line, Inc.	(22)	(7,498)
Southwest Airlines Co.	(129)	(4,198)
United Airlines Holdings, Inc.*	(67)	(2,965)
		(26,775)
Utilities — (5.9)%
AES Corp. (The)	(134)	(3,227)
Alliant Energy Corp.	(61)	(3,257)
Ameren Corp.	(62)	(5,356)
American Electric Power Co., Inc.	(124)	(11,283)
American Water Works Co., Inc.	(41)	(6,006)
Atmos Energy Corp.	(30)	(3,371)
CenterPoint Energy, Inc.	(137)	(4,036)
CMS Energy Corp.	(70)	(4,297)
Consolidated Edison, Inc.	(82)	(7,845)
Dominion Energy, Inc.	(179)	(10,008)
DTE Energy Co.	(41)	(4,491)
Duke Energy Corp.	(168)	(16,207)
Edison International	(90)	(6,353)
Entergy Corp.	(50)	(5,387)
Evergy, Inc.	(51)	(3,117)
Eversource Energy	(82)	(6,417)
FirstEnergy Corp.	(136)	(5,448)
NextEra Energy, Inc.	(411)	(31,680)
NiSource, Inc.	(94)	(2,628)
NRG Energy, Inc.	(46)	(1,577)
Pinnacle West Capital Corp.	(26)	(2,060)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	(158)	$ (4,391)
Public Service Enterprise Group, Inc.	(107)	(6,682)
Sempra Energy	(68)	(10,279)
Southern Co. (The)	(220)	(15,308)
WEC Energy Group, Inc.	(79)	(7,488)
Xcel Energy, Inc.	(133)	(8,970)
		(197,169)
TOTAL COMMON STOCKS (Proceeds $1,315,553)		(1,392,667)

TOTAL SHORT POSITIONS - (41.3)% (Proceeds $1,315,553)		(1,392,667)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		47,868
NET ASSETS - 100.0%		$ 3,368,413

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 88.5%
Automobiles & Components — 1.7%
BorgWarner, Inc.(a)	4,555	$ 223,696
Visteon Corp.(a)*	1,106	173,454
		397,150
Capital Goods — 19.7%
3M Co.(a)	270	28,380
AAON, Inc.	250	24,172
Acuity Brands, Inc.	23	4,203
Advanced Drainage Systems, Inc.	301	25,347
AECOM	53	4,469
AGCO Corp.(a)	1,538	207,938
API Group Corp.*	704	15,826
Axon Enterprise, Inc.(a)*	1,667	374,825
Beacon Roofing Supply, Inc.(a)*	1,042	61,322
Boeing Co. (The)(a)*	1,559	331,178
Carlisle Cos., Inc.(a)	581	131,347
Caterpillar, Inc.(a)	527	120,599
Chart Industries, Inc.(a)*	2,013	252,430
Comfort Systems USA, Inc.(a)	741	108,156
Crane Holdings Co.(a)	1,116	126,666
Curtiss-Wright Corp.(a)	596	105,051
EMCOR Group, Inc.(a)	134	21,787
EnerSys (a)	803	69,765
Esab Corp.	18	1,063
Fortune Brands Innovations, Inc.(a)	2,802	164,561
Franklin Electric Co., Inc.	125	11,762
Gates Industrial Corp. PLC (United Kingdom)*	1,805	25,071
Huntington Ingalls Industries, Inc.	43	8,902
Ingersoll Rand, Inc.(a)	3,751	218,233
Lennox International, Inc.(a)	131	32,918
Middleby Corp. (The)(a)*	301	44,130
Mueller Industries, Inc.	81	5,952
nVent Electric PLC (Ireland)	3,573	153,425
Owens Corning(a)	1,626	155,771
PACCAR, Inc.	173	12,664
Quanta Services, Inc.(a)	1,322	220,298
RBC Bearings, Inc.(a)*	186	43,288
Regal Rexnord Corp.(a)	653	91,897
Sensata Technologies Holding PLC (United Kingdom)	2,371	118,597
Shoals Technologies Group, Inc., Class A(a)*	5,332	121,516
SiteOne Landscape Supply, Inc.*	1	137
Stantec, Inc. (Canada)	119	6,951
Terex Corp.(a)	2,465	119,257
Textron, Inc.(a)	940	66,392
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Timken Co. (The)	67	$ 5,475
Toro Co. (The)	322	35,793
UFP Industries, Inc.	310	24,636
Univar Solutions, Inc.(a)*	967	33,874
Valmont Industries, Inc.(a)	532	169,857
Watsco, Inc.(a)	121	38,497
Watts Water Technologies, Inc., Class A(a)	506	85,170
WESCO International, Inc.(a)	705	108,951
WillScot Mobile Mini Holdings Corp.(a)*	4,892	229,337
Xylem, Inc.(a)	1,362	142,601
		4,510,437
Commercial & Professional Services — 3.2%
Clarivate PLC (Jersey)*	7,509	70,510
Clean Harbors, Inc.(a)*	624	88,958
Concentrix Corp.	304	36,951
FTI Consulting, Inc.(a)*	221	43,614
Insperity, Inc.(a)	1,098	133,462
Paychex, Inc.(a)	1,268	145,300
Ritchie Bros Auctioneers, Inc. (Canada)	1,357	76,386
Science Applications International Corp.(a)	605	65,013
Stericycle, Inc.*	241	10,510
TELUS International CDA, Inc. (Canada)*	5	101
TransUnion	850	52,819
TriNet Group, Inc.*	123	9,915
		733,539
Consumer Discretionary Distribution & Retail — 1.7%
Burlington Stores, Inc.*	286	57,801
Genuine Parts Co.(a)	629	105,238
LKQ Corp.(a)	2,399	136,167
Pool Corp.(a)	160	54,790
Ross Stores, Inc.	137	14,540
Ulta Beauty, Inc.*	26	14,187
Williams-Sonoma, Inc.	36	4,380
		387,103
Consumer Durables & Apparel — 4.0%
Brunswick Corp.(a)	1,315	107,830
Garmin Ltd. (Switzerland)	542	54,699
Gildan Activewear, Inc. (Canada)	1,341	44,508
Hasbro, Inc.(a)	4,586	246,222
Lululemon Athletica, Inc.*	64	23,308

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Peloton Interactive, Inc., Class A(a)*	11,381	$ 129,060
Polaris, Inc.(a)	1,763	195,041
TopBuild Corp.(a)*	607	126,341
		927,009
Consumer Services — 1.8%
ADT, Inc.	2,690	19,449
Caesars Entertainment, Inc.(a)*	6,454	315,020
Darden Restaurants, Inc.	271	42,048
Duolingo, Inc.*	16	2,281
Grand Canyon Education, Inc.*	4	456
Planet Fitness, Inc., Class A*	45	3,495
Wendy's Co. (The)(a)	1,731	37,701
		420,450
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc.*	313	23,810
Casey's General Stores, Inc.(a)	1,276	276,203
US Foods Holding Corp.*	1,480	54,671
		354,684
Energy — 8.9%
Antero Resources Corp.(a)*	12,086	279,066
APA Corp.(a)	7,456	268,863
Canadian Natural Resources Ltd. (Canada)	386	21,365
Cheniere Energy, Inc.	1,117	176,039
Chevron Corp.(a)	1,347	219,777
Civitas Resources, Inc.(a)	1,075	73,466
ConocoPhillips	63	6,250
Coterra Energy, Inc.(a)	4,845	118,896
Crescent Point Energy Corp. (Canada)	9,421	66,512
Enbridge, Inc. (Canada)	2,752	104,989
Enerplus Corp. (Canada)	1,000	14,410
Helmerich & Payne, Inc.(a)	782	27,957
Hess Corp.(a)	597	79,007
HF Sinclair Corp.	760	36,769
Imperial Oil Ltd. (Canada)	1,774	90,137
Kosmos Energy Ltd.*	1,394	10,371
Murphy Oil Corp.(a)	1,609	59,501
Pembina Pipeline Corp. (Canada)	955	30,942
Range Resources Corp.(a)	6,237	165,093
Southwestern Energy Co.(a)*	35,963	179,815
		2,029,225
Food, Beverage & Tobacco — 1.2%
Campbell Soup Co.(a)	1,714	94,236
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Celsius Holdings, Inc.(a)*	1,800	$ 167,292
Molson Coors Beverage Co., Class B	206	10,646
		272,174
Health Care Equipment & Services — 4.9%
Centene Corp.(a)*	4,223	266,936
CVS Health Corp.(a)	5,308	394,437
Dexcom, Inc.(a)*	102	11,850
iRhythm Technologies, Inc.*	90	11,163
Molina Healthcare, Inc.(a)*	756	202,222
Privia Health Group, Inc.*	362	9,995
Zimmer Biomet Holdings, Inc.(a)	1,674	216,281
		1,112,884
Household & Personal Products — 0.3%
elf Beauty, Inc.(a)*	50	4,118
Inter Parfums, Inc.	392	55,758
		59,876
Materials — 13.3%
Albemarle Corp.(a)	1,327	293,320
ATI, Inc.(a)*	5,683	224,251
Avient Corp.(a)	1,348	55,484
CF Industries Holdings, Inc.(a)	1,506	109,170
Commercial Metals Co.(a)	5,017	245,331
DuPont de Nemours, Inc.(a)	6,217	446,194
Ecolab, Inc.(a)	1,633	270,310
FMC Corp.	111	13,556
Graphic Packaging Holding Co.(a)	5,016	127,858
HB Fuller Co.	20	1,369
Livent Corp.*	778	16,898
Martin Marietta Materials, Inc.(a)	589	209,130
Mosaic Co. (The)(a)	5,251	240,916
Nucor Corp.	364	56,227
Nutrien Ltd. (Canada)	466	34,414
Reliance Steel & Aluminum Co.(a)	308	79,076
Scotts Miracle-Gro Co. (The)(a)	3,812	265,849
Sealed Air Corp.	47	2,158
Silgan Holdings, Inc.(a)	950	50,987
Steel Dynamics, Inc.(a)	1,412	159,641
Wheaton Precious Metals Corp. (Canada)	3,011	145,010
		3,047,149
Media & Entertainment — 3.0%
Cable One, Inc.(a)	26	18,252
New York Times Co. (The), Class A(a)	1,436	55,832

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Nexstar Media Group, Inc.(a)	604	$ 104,286
Omnicom Group, Inc.(a)	2,426	228,869
Roku, Inc.*	1,135	74,706
Sirius XM Holdings, Inc.(a)	11,295	44,841
TEGNA, Inc.	911	15,405
Trade Desk, Inc. (The), Class A(a)*	2,577	156,965
		699,156
Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
Halozyme Therapeutics, Inc.*	87	3,323
Horizon Therapeutics PLC (Ireland)*	584	63,738
Incyte Corp.*	420	30,353
Jazz Pharmaceuticals PLC (Ireland)*	969	141,794
Maravai LifeSciences Holdings, Inc., Class A*	1,425	19,964
United Therapeutics Corp.(a)*	770	172,449
		431,621
Semiconductors & Semiconductor Equipment — 2.2%
Cirrus Logic, Inc.(a)*	2,270	248,293
First Solar, Inc.(a)*	1,217	264,697
		512,990
Software & Services — 8.1%
Altair Engineering, Inc., Class A*	39	2,812
Asana, Inc., Class A(a)*	7,151	151,101
Box, Inc., Class A*	2,144	57,438
CCC Intelligent Solutions Holdings, Inc.*	167	1,498
Cvent Holding Corp.*	152	1,271
DigitalOcean Holdings, Inc.*	349	13,670
Elastic N. V. (Netherlands)*	102	5,906
Gartner, Inc.(a)*	1,087	354,112
Guidewire Software, Inc.*	633	51,938
Informatica, Inc., Class A*	508	8,331
MongoDB, Inc.(a)*	366	85,322
New Relic, Inc.(a)*	981	73,859
Okta, Inc.(a)*	4,397	379,197
Palantir Technologies, Inc., Class A*	368	3,110
Palo Alto Networks, Inc.(a)*	1,144	228,503
PowerSchool Holdings, Inc., Class A*	114	2,259
Samsara, Inc., Class A*	835	16,466
Smartsheet, Inc., Class A(a)*	2,345	112,091
Splunk, Inc.(a)*	2,591	248,425
Squarespace, Inc., Class A*	1,664	52,865
		1,850,174
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 2.8%
IPG Photonics Corp.(a)*	306	$ 37,733
Littelfuse, Inc.(a)	25	6,702
Motorola Solutions, Inc.(a)	695	198,860
Super Micro Computer, Inc.(a)*	3,621	385,818
TD SYNNEX Corp.	105	10,163
		639,276
Telecommunication Services — 1.1%
AT&T, Inc.(a)	10,178	195,926
Lumen Technologies, Inc.(a)	17,675	46,839
		242,765
Transportation — 5.6%
American Airlines Group, Inc.(a)*	18,308	270,043
CH Robinson Worldwide, Inc.(a)	3,069	304,967
Expeditors International of Washington, Inc.(a)	2,781	306,244
Kirby Corp.(a)*	1,450	101,065
Landstar System, Inc.(a)	1,185	212,423
Schneider National, Inc., Class B	1,587	42,452
TFI International, Inc. (Canada)	289	34,475
XPO, Inc.(a)*	658	20,990
		1,292,659
Utilities — 1.6%
Constellation Energy Corp.(a)	2,909	228,357
Entergy Corp.(a)	1,187	127,887
		356,244
TOTAL COMMON STOCKS (Cost $20,296,647)		20,276,565
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.5%		2,627,248
NET ASSETS - 100.0%		$ 22,903,813

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents (139.0)% of net assets as of March 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	08/15/24	553	$ 27,111	$ 27,158	$ 3,109
Visteon Corp.	USFF +0.250%	Weekly	MS	08/15/24	123	19,844	19,290	1,637
					676	46,955	46,448	4,746
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	08/15/24	134	15,624	14,085	385
AAON, Inc.	USFF +0.250%	Weekly	MS	08/15/24	109	9,898	10,539	1,736
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	08/15/24	2	339	365	58
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	08/15/24	66	5,860	5,558	346
AECOM	USFF +0.250%	Weekly	MS	08/15/24	171	13,706	14,419	2,223
AGCO Corp.	USFF +0.250%	Weekly	MS	08/15/24	191	25,926	25,823	2,677
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	08/15/24	186	40,150	41,822	6,111
Beacon Roofing Supply, Inc.	USFF +0.250%	Weekly	MS	08/15/24	141	8,783	8,298	481
Boeing Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	33	6,584	7,010	1,357
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	08/15/24	56	12,813	12,660	1,258
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	08/15/24	28	6,295	6,408	803
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	224	29,357	28,090	1,976
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	08/15/24	83	11,811	12,115	1,609
Crane Holdings Co.	USFF +0.250%	Weekly	MS	08/15/24	62	6,966	7,037	854
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	08/15/24	64	11,086	11,281	1,428
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	08/15/24	27	3,886	4,390	931
EnerSys	USFF +0.250%	Weekly	MS	08/15/24	87	7,752	7,559	671
Esab Corp.	USFF +0.250%	Weekly	MS	08/15/24	3	171	177	19
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	08/15/24	315	19,011	18,500	1,599
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	08/15/24	12	1,119	1,129	128
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	08/15/24	207	2,868	2,875	318
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	11	2,394	2,277	154
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	08/15/24	416	23,686	24,203	3,107
Lennox International, Inc.	USFF +0.250%	Weekly	MS	08/15/24	22	5,734	5,528	446
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	08/15/24	34	5,052	4,985	454
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	10	729	735	80
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	08/15/24	401	17,347	17,219	1,786
Owens Corning	USFF +0.250%	Weekly	MS	08/15/24	177	17,343	16,957	1,578
PACCAR, Inc.	USFF +0.250%	Weekly	MS	08/15/24	19	1,391	1,391	148
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	08/15/24	142	22,692	23,663	3,487
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	24	$ 5,496	$ 5,586	$ 692
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	08/15/24	78	11,235	10,977	1,005
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	08/15/24	265	13,795	13,255	991
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	589	12,655	13,423	2,163
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	9	513	526	60
Terex Corp.	USFF +0.250%	Weekly	MS	08/15/24	275	15,510	13,304	(468)
Textron, Inc.	USFF +0.250%	Weekly	MS	08/15/24	228	15,438	16,104	2,440
Timken Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	7	534	572	91
Toro Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	35	3,832	3,891	476
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	38	3,081	3,020	275
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	08/15/24	116	3,864	4,063	621
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	57	18,084	18,199	2,158
Watsco, Inc.	USFF +0.250%	Weekly	MS	08/15/24	20	6,023	6,363	1,040
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	57	9,733	9,594	939
WESCO International, Inc.	USFF +0.250%	Weekly	MS	08/15/24	79	12,523	12,209	1,087
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	08/15/24	541	26,600	25,362	1,701
Xylem, Inc.	USFF +0.250%	Weekly	MS	08/15/24	185	19,038	19,369	2,354
					6,036	514,327	512,915	55,833
Commercial & Professional Services
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	08/15/24	840	7,933	7,888	827
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	08/15/24	70	9,443	9,979	1,579
Concentrix Corp.	USFF +0.250%	Weekly	MS	08/15/24	32	3,854	3,890	456
FTI Consulting, Inc.	USFF +0.250%	Weekly	MS	08/15/24	23	4,196	4,539	801
Insperity, Inc.	USFF +0.250%	Weekly	MS	08/15/24	117	13,293	14,221	2,456
Paychex, Inc.	USFF +0.250%	Weekly	MS	08/15/24	181	20,715	20,741	2,416
Ritchie Bros Auctioneers, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	157	8,329	8,836	1,453
Science Applications International Corp.	USFF +0.250%	Weekly	MS	08/15/24	69	7,143	7,415	1,065
Stericycle, Inc.	USFF +0.250%	Weekly	MS	08/15/24	27	1,213	1,177	92
TransUnion	USFF +0.250%	Weekly	MS	08/15/24	101	5,957	6,276	972
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	08/15/24	12	925	967	138
					1,629	83,001	85,929	12,255
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	08/15/24	30	$ 6,160	$ 6,063	$ 579
Genuine Parts Co.	USFF +0.250%	Weekly	MS	08/15/24	71	12,294	11,879	984
LKQ Corp.	USFF +0.250%	Weekly	MS	08/15/24	270	15,024	15,325	2,010
Pool Corp.	USFF +0.250%	Weekly	MS	08/15/24	18	6,221	6,164	639
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	08/15/24	15	1,533	1,592	222
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	08/15/24	5	2,621	2,728	408
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	08/15/24	4	470	487	62
					413	44,323	44,238	4,904
Consumer Durables & Apparel
Brunswick Corp.	USFF +0.250%	Weekly	MS	08/15/24	97	8,260	7,954	629
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	08/15/24	61	5,913	6,156	948
Gildan Activewear, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	144	4,547	4,779	745
Hasbro, Inc.	USFF +0.250%	Weekly	MS	08/15/24	510	26,691	27,382	3,639
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	08/15/24	7	2,526	2,549	297
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	1,583	24,454	17,951	(3,927)
Polaris, Inc.	USFF +0.250%	Weekly	MS	08/15/24	196	22,640	21,683	1,657
TopBuild Corp.	USFF +0.250%	Weekly	MS	08/15/24	66	13,009	13,737	2,162
					2,664	108,040	102,191	6,150
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	08/15/24	674	5,045	4,873	399
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	08/15/24	437	21,410	21,330	2,205
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	08/15/24	31	4,749	4,810	581
Duolingo, Inc.	USFF +0.250%	Weekly	MS	08/15/24	2	241	285	64
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	08/15/24	2	216	228	30
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	5	378	388	42
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	192	4,090	4,182	538
					1,343	36,129	36,096	3,859
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	34	2,556	2,586	307
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	08/15/24	78	17,078	16,884	1,706
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	08/15/24	170	6,082	6,280	865
					282	25,716	25,750	2,878
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	08/15/24	793	$ 21,613	$ 18,310	$ (916)
APA Corp.	USFF +0.250%	Weekly	MS	08/15/24	1,216	47,916	43,849	1,248
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	43	2,155	2,380	486
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	08/15/24	169	27,098	26,634	2,146
Chevron Corp.	USFF +0.250%	Weekly	MS	08/15/24	148	25,499	24,148	384
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	08/15/24	120	8,136	8,201	1,093
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	08/15/24	549	13,371	13,472	1,743
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	1,074	7,494	7,582	985
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	319	12,201	12,170	1,314
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	116	1,904	1,672	(24)
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	08/15/24	99	4,120	3,539	(119)
Hess Corp.	USFF +0.250%	Weekly	MS	08/15/24	93	12,860	12,308	319
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	08/15/24	86	4,238	4,161	385
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	09/13/23	212	9,508	10,772	2,583
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	08/15/24	160	1,284	1,190	43
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/15/24	187	7,155	6,915	555
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	110	3,563	3,564	415
Range Resources Corp.	USFF +0.250%	Weekly	MS	08/15/24	889	23,417	23,532	2,776
Southwestern Energy Co.	USFF +0.250%	Weekly	MS	08/15/24	3,955	20,410	19,775	1,618
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	08/15/24	31	1,986	1,840	(57)
					10,369	255,928	246,014	16,977
Food, Beverage & Tobacco
Campbell Soup Co.	USFF +0.250%	Weekly	MS	08/15/24	42	2,213	2,309	335
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	200	17,352	18,588	3,150
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/15/24	25	1,326	1,292	110
					267	20,891	22,189	3,595
Health Care Equipment & Services
Centene Corp.	USFF +0.250%	Weekly	MS	08/15/24	87	5,666	5,499	454
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/15/24	446	36,182	33,142	1,070
Dexcom, Inc.	USFF +0.250%	Weekly	MS	08/15/24	106	11,376	12,315	2,192
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	08/15/24	9	$ 1,027	$ 1,116	$ 197
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	08/15/24	85	24,096	22,737	1,302
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	08/15/24	48	1,290	1,325	172
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	187	23,854	24,160	2,986
					968	103,491	100,294	8,373
Household & Personal Products
Inter Parfums, Inc.	USFF +0.250%	Weekly	MS	08/15/24	43	5,947	6,116	830
Materials
Albemarle Corp.	USFF +0.250%	Weekly	MS	08/15/24	147	32,470	32,493	3,646
ATI, Inc.	USFF +0.250%	Weekly	MS	08/15/24	778	30,568	30,700	3,510
Avient Corp.	USFF +0.250%	Weekly	MS	08/15/24	208	8,603	8,561	940
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	130	9,371	9,424	1,084
Commercial Metals Co.	USFF +0.250%	Weekly	MS	08/15/24	294	14,633	14,377	1,412
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	08/15/24	688	51,251	49,378	3,981
Ecolab, Inc.	USFF +0.250%	Weekly	MS	08/15/24	179	28,589	29,630	4,294
FMC Corp.	USFF +0.250%	Weekly	MS	08/15/24	46	5,779	5,618	502
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	08/15/24	540	12,729	13,765	2,492
HB Fuller Co.	USFF +0.250%	Weekly	MS	08/15/24	2	134	137	11
Livent Corp.	USFF +0.250%	Weekly	MS	08/15/24	129	2,628	2,802	472
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/15/24	66	23,343	23,434	2,666
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	579	26,956	26,565	2,664
Nucor Corp.	USFF +0.250%	Weekly	MS	08/15/24	41	6,037	6,333	979
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	50	3,629	3,692	477
Reliance Steel & Aluminum Co.	USFF +0.250%	Weekly	MS	08/15/24	36	8,809	9,243	1,438
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	422	32,989	29,430	287
Sealed Air Corp.	USFF +0.250%	Weekly	MS	08/15/24	24	1,202	1,102	31
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	108	5,323	5,796	1,085
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	08/15/24	158	17,009	17,863	2,796
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	337	15,556	16,230	2,410
					4,962	337,608	336,573	37,177
Media & Entertainment
Cable One, Inc.	USFF +0.250%	Weekly	MS	08/15/24	6	3,932	4,212	709
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	08/15/24	211	7,516	8,204	1,517
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	08/15/24	80	$ 13,264	$ 13,813	$ 2,059
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	08/15/24	273	24,995	25,755	3,685
Roku, Inc.	USFF +0.250%	Weekly	MS	08/15/24	126	7,740	8,293	1,404
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	1,515	8,072	6,015	(1,741)
TEGNA, Inc.	USFF +0.250%	Weekly	MS	08/15/24	104	1,648	1,759	286
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	08/15/24	369	20,358	22,476	4,301
					2,684	87,525	90,527	12,220
Pharmaceuticals, Biotechnology & Life Sciences
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	08/15/24	10	336	382	76
Horizon Therapeutics PLC (Ireland)	USFF +0.250%	Weekly	MS	08/15/24	68	5,109	7,422	2,872
Incyte Corp.	USFF +0.250%	Weekly	MS	08/15/24	45	3,161	3,252	435
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	08/15/24	105	14,515	15,365	2,451
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	151	2,094	2,115	247
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	08/15/24	87	21,210	19,485	617
					466	46,425	48,021	6,698
Semiconductors & Semiconductor Equipment
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	08/15/24	251	26,039	27,454	4,292
First Solar, Inc.	USFF +0.250%	Weekly	MS	08/15/24	135	28,050	29,362	4,411
					386	54,089	56,816	8,703
Software & Services
Altair Engineering, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	4	264	288	47
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	796	16,675	16,819	1,984
Box, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	245	6,335	6,564	924
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	19	168	170	15
Cvent Holding Corp.	USFF +0.250%	Weekly	MS	08/15/24	31	259	259	23
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	39	1,382	1,528	292
Elastic N. V. (Netherlands)	USFF +0.250%	Weekly	MS	08/15/24	10	551	579	83
Gartner, Inc.	USFF +0.250%	Weekly	MS	08/15/24	122	40,061	39,744	4,112
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	08/15/24	98	7,097	8,041	1,723
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	64	$ 1,135	$ 1,050	$ 34
MongoDB, Inc.	USFF +0.250%	Weekly	MS	08/15/24	132	25,305	30,772	8,714
New Relic, Inc.	USFF +0.250%	Weekly	MS	08/15/24	117	8,329	8,809	1,395
Okta, Inc.	USFF +0.250%	Weekly	MS	08/15/24	604	44,370	52,089	12,624
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	35	294	296	28
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	08/15/24	173	31,917	34,555	6,382
PowerSchool Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	20	460	396	(19)
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	93	1,726	1,834	292
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	314	13,672	15,009	2,844
Splunk, Inc.	USFF +0.250%	Weekly	MS	08/15/24	320	28,007	30,682	5,769
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	178	5,198	5,655	1,026
					3,414	233,205	255,139	48,292
Technology Hardware & Equipment
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	08/15/24	36	4,347	4,439	536
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	08/15/24	7	1,864	1,877	215
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	08/15/24	79	21,098	22,604	4,064
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	08/15/24	400	34,014	42,620	12,365
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	08/15/24	13	1,221	1,258	166
					535	62,544	72,798	17,346
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	08/15/24	1,575	30,771	30,319	2,948
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	08/15/24	1,956	7,657	5,183	(1,632)
					3,531	38,428	35,502	1,316
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	08/15/24	249	24,996	24,743	2,607
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/15/24	266	28,514	29,292	3,981
Kirby Corp.	USFF +0.250%	Weekly	MS	08/15/24	159	11,332	11,082	999
Landstar System, Inc.	USFF +0.250%	Weekly	MS	08/15/24	148	25,884	26,530	3,578
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	08/15/24	176	4,689	4,708	535
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	35	4,207	4,175	438
XPO, Inc.	USFF +0.250%	Weekly	MS	08/15/24	98	3,587	3,126	(70)
					1,131	103,209	103,656	12,068
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/15/24	170	$ 13,410	$ 13,345	$ 1,431
Entergy Corp.	USFF +0.250%	Weekly	MS	08/15/24	133	13,881	14,329	1,979
					303	27,291	27,674	3,410

Total Reference Entity — Long						2,235,072	2,254,886	267,630
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/05/26	(29,903)	$ (389,235)	$ (376,778)	$ (4,953)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(312)	(27,076)	(24,848)	2,212
					(30,215)	(416,311)	(401,626)	(2,741)
Capital Goods
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/05/26	(30)	(654)	(598)	116
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(160)	(9,989)	(10,086)	(394)
ChargePoint Holdings, Inc.	USFF -5.780%	Weekly	MS	01/05/26	(1,081)	(10,428)	(11,318)	(978)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,710)	(180,222)	(194,140)	(15,898)
Graco, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(119)	(8,369)	(8,688)	(328)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(181)	(28,153)	(20,616)	7,071
IDEX Corp.	USFF -0.250%	Weekly	MS	01/05/26	(797)	(179,390)	(184,131)	(4,815)
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/05/26	(3,156)	(206,702)	(190,054)	21,985
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(673)	(112,999)	(113,804)	(1,285)
Maxar Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,018)	(154,030)	(154,099)	(156)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/05/26	(636)	(137,799)	(141,357)	(3,617)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/05/26	(134)	(5,981)	(5,995)	(22)
Plug Power, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,290)	(30,687)	(26,839)	3,830
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,371)	(30,453)	(27,626)	2,809
Trex Co, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,405)	(172,499)	(165,721)	6,706
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,627)	(165,892)	(158,421)	7,079
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,099)	(72,515)	(66,195)	6,151
					(27,487)	(1,506,762)	(1,479,688)	28,254
Commercial & Professional Services
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(520)	(40,810)	(42,983)	(2,195)
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,743)	(368,735)	(353,550)	13,412
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(704)	(86,026)	(82,727)	4,223
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	09/13/23	(52)	$ (6,863)	$ (7,031)	$ (207)
Tetra Tech, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(890)	(130,056)	(130,750)	(820)
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(1,671)	(224,223)	(232,386)	(8,413)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(517)	(78,569)	(84,359)	(5,826)
					(6,097)	(935,282)	(933,786)	174
Consumer Discretionary Distribution & Retail
eBay, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,015)	(302,496)	(311,256)	(8,881)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(46)	(4,305)	(4,518)	(221)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,800)	(113,390)	(111,132)	2,202
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	01/05/26	(346)	(106,502)	(102,112)	3,880
Wayfair, Inc., Class A	USFF -0.780%	Weekly	MS	01/05/26	(401)	(15,075)	(13,770)	1,834
					(10,608)	(541,768)	(542,788)	(1,186)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/05/26	(73)	(3,675)	(3,719)	(52)
BRP, Inc., sub-voting shares (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(22)	(1,665)	(1,720)	(77)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/05/26	(360)	(32,634)	(32,486)	27
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/05/26	(102)	(1,851)	(1,859)	(16)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(28,075)	(411,608)	(349,253)	51,522
PVH Corp.	USFF -0.250%	Weekly	MS	01/05/26	(36)	(3,129)	(3,210)	(88)
Skechers USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,354)	(59,616)	(64,342)	(5,626)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(10,279)	(319,221)	(405,918)	(92,445)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,327)	(178,333)	(180,030)	(1,771)
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/05/26	(241)	(1,995)	(2,056)	(68)
VF Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,098)	(55,219)	(48,065)	6,497
					(50,967)	(1,068,946)	(1,092,658)	(42,097)
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	01/05/26	(5,045)	(193,730)	(180,611)	12,597
Booking Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2)	(5,121)	(5,305)	(192)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(27)	(43,986)	(46,124)	(2,160)
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,182)	(256,445)	(303,833)	(48,103)
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(235)	$ (14,082)	$ (14,112)	$ (339)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.830%	Weekly	MS	01/05/26	(750)	(9,334)	(10,088)	(763)
					(7,241)	(522,698)	(560,073)	(38,960)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/05/26	(352)	(168,232)	(174,898)	(8,615)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,574)	(326,900)	(331,264)	(4,495)
Sysco Corp.	USFF -0.250%	Weekly	MS	01/05/26	(895)	(66,678)	(69,121)	(2,574)
Target Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,516)	(402,887)	(416,725)	(13,997)
					(5,337)	(964,697)	(992,008)	(29,681)
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,696)	(59,106)	(59,751)	(726)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,950)	(305,704)	(262,470)	32,030
Denbury, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(295)	(24,552)	(25,851)	(1,315)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,996)	(557,891)	(540,139)	10,436
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,123)	(105,842)	(104,813)	(266)
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/05/26	(26,206)	(639,311)	(627,896)	11,167
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	01/05/26	(636)	(82,008)	(85,752)	(4,102)
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,312)	(343,173)	(274,052)	60,596
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(412)	(28,205)	(26,442)	2,655
Pioneer Natural Resources Co.	USFF -0.250%	Weekly	MS	01/05/26	(734)	(148,071)	(149,912)	(2,969)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,891)	(138,688)	(137,948)	(94)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(1,672)	(69,847)	(65,058)	320
Transocean Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/05/26	(4,202)	(25,584)	(26,725)	(1,157)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/05/26	(10,802)	(323,005)	(322,548)	(2,989)
					(69,927)	(2,850,987)	(2,709,357)	103,586
Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/05/26	(2)	(651)	(657)	(13)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/05/26	(3,294)	(206,168)	(211,705)	(5,621)
Constellation Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,570)	(572,919)	(580,537)	(9,897)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,736)	(629,857)	(510,182)	119,430
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,790)	(74,867)	(71,385)	3,223
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Ingredion, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,062)	$ (104,689)	$ (108,037)	$ (4,148)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,055)	(411,411)	(435,051)	(23,802)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(276)	(10,558)	(10,977)	(429)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(7,363)	(447,625)	(436,773)	7,761
					(33,148)	(2,458,745)	(2,365,304)	86,504
Health Care Equipment & Services
AmerisourceBergen Corp.	USFF -0.250%	Weekly	MS	01/05/26	(61)	(9,627)	(9,767)	(150)
Bausch + Lomb Corp. (Canada)	USFF -5.630%	Weekly	MS	01/05/26	(110)	(1,823)	(1,915)	(99)
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/05/26	(3,008)	(744,658)	(744,600)	(2,850)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,329)	(252,247)	(266,610)	(14,464)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/05/26	(897)	(36,558)	(36,669)	(131)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(174)	(13,847)	(14,188)	(352)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(928)	(157,422)	(153,083)	4,273
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(242)	(116,551)	(121,019)	(4,519)
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,087)	(497,353)	(533,166)	(36,007)
Masimo Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,684)	(413,029)	(495,305)	(90,248)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(164)	(11,268)	(12,128)	(871)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/05/26	(1,734)	(118,637)	(104,283)	14,303
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,820)	(326,041)	(340,324)	(14,567)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,676)	(378,664)	(367,027)	10,829
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,133)	(33,184)	(29,288)	3,712
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/05/26	(1,270)	(242,570)	(242,926)	(845)
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(786)	(44,594)	(31,919)	12,651
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(669)	(156,935)	(169,464)	(12,649)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,539)	(167,892)	(210,287)	(49,991)
					(30,311)	(3,722,900)	(3,883,968)	(181,975)
Household & Personal Products
Colgate-Palmolive Co.	USFF -0.250%	Weekly	MS	01/05/26	(5,160)	(376,113)	(387,774)	(11,810)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,883)	(718,461)	(710,544)	5,795
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Procter & Gamble Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(349)	$ (50,801)	$ (51,893)	$ (1,118)
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,187)	(66,735)	(60,143)	6,152
					(10,579)	(1,212,110)	(1,210,354)	(981)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(818)	(38,041)	(41,693)	(4,555)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(980)	(281,853)	(281,466)	(566)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/05/26	(6,809)	(74,010)	(77,486)	(3,511)
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,071)	(112,107)	(110,002)	1,638
Celanese Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,277)	(360,947)	(356,833)	3,972
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,375)	(211,897)	(203,546)	7,768
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	01/05/26	(65)	(5,306)	(5,482)	(304)
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(12)	(1,731)	(1,750)	(26)
Hecla Mining Co.	USFF -0.250%	Weekly	MS	01/05/26	(16,991)	(100,981)	(107,553)	(6,684)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,621)	(340,441)	(332,987)	4,430
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,217)	(65,736)	(62,497)	2,941
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	01/05/26	(1,417)	(23,768)	(25,789)	(2,037)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,630)	(288,166)	(341,137)	(57,800)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/05/26	(717)	(52,266)	(54,894)	(3,021)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/05/26	(188)	(11,879)	(11,468)	138
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(2,733)	(111,832)	(99,755)	12,811
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,477)	(51,845)	(51,606)	26
Westrock Co.	USFF -0.250%	Weekly	MS	01/05/26	(10,634)	(336,935)	(324,018)	12,101
					(59,032)	(2,469,741)	(2,489,962)	(32,679)
Media & Entertainment
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/05/26	(26,509)	(452,466)	(247,329)	204,959
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,359)	(233,308)	(235,130)	(2,526)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(12,500)	(314,208)	(340,875)	(27,794)
					(42,368)	(999,982)	(823,334)	174,639
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(410)	(95,562)	(99,118)	(3,598)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(637)	(283,213)	(305,136)	(32,965)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,392)	(182,979)	(177,463)	5,115
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bruker Corp.	USFF -0.250%	Weekly	MS	01/05/26	(178)	$ (13,155)	$ (14,034)	$ (895)
Cerevel Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(586)	(15,144)	(14,293)	840
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,215)	(50,187)	(42,756)	7,405
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(120)	(3,223)	(2,765)	450
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,932)	(148,654)	(140,361)	8,230
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/05/26	(2,082)	(677,900)	(715,000)	(37,364)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,960)	(104,170)	(105,790)	(1,666)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(20)	(29,133)	(30,604)	(1,489)
Moderna, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,551)	(226,211)	(238,203)	(12,083)
Prometheus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(314)	(37,495)	(33,698)	3,777
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(29)	(23,454)	(23,828)	(390)
Sotera Health Co.	USFF -0.250%	Weekly	MS	01/05/26	(6,473)	(111,429)	(115,931)	(4,937)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(291)	(77,923)	(100,823)	(28,177)
					(34,190)	(2,079,832)	(2,159,803)	(97,747)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,146)	(508,430)	(602,369)	(94,138)
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,939)	(354,545)	(405,047)	(55,580)
Intel Corp.	USFF -0.250%	Weekly	MS	01/05/26	(17,409)	(520,167)	(568,752)	(88,705)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(713)	(50,180)	(50,509)	(591)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(154)	(6,680)	(6,668)	3
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,481)	(381,948)	(397,106)	(16,392)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,654)	(592,604)	(737,202)	(144,893)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(901)	(73,981)	(79,180)	(5,233)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,314)	(109,091)	(111,217)	(2,396)
QUALCOMM, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,148)	(142,496)	(146,462)	(4,051)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,095)	(116,248)	(117,723)	(2,141)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,772)	(313,624)	(329,610)	(16,111)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(395)	(26,741)	(25,655)	1,069
					(43,121)	(3,196,735)	(3,577,500)	(429,159)
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/05/26	(821)	$ (33,088)	$ (35,295)	$ (2,226)
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(803)	(60,792)	(65,155)	(4,883)
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,524)	(208,715)	(202,841)	5,789
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(534)	(14,239)	(13,975)	252
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(3,126)	(222,549)	(227,135)	(4,807)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,345)	(28,318)	(29,079)	(778)
Gitlab, Inc., Class A	USFF -0.630%	Weekly	MS	01/05/26	(649)	(21,535)	(22,254)	(734)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,380)	(699,557)	(778,670)	(80,560)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(1,022)	(43,692)	(48,995)	(11,581)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(847)	(115,595)	(130,684)	(20,424)
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(5,160)	(382,358)	(381,014)	1,192
					(26,211)	(1,830,438)	(1,935,097)	(118,760)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,956)	(425,067)	(496,194)	(71,294)
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,164)	(179,510)	(188,213)	(11,121)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,951)	(196,423)	(207,507)	(11,164)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,256)	(84,720)	(85,908)	(1,325)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,507)	(299,966)	(300,127)	(2,553)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/05/26	(6,351)	(239,345)	(255,374)	(16,125)
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	01/05/26	(465)	(6,746)	(7,407)	(728)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(15,202)	(473,655)	(523,253)	(52,108)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(922)	(54,345)	(49,797)	4,521
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(429)	(66,950)	(68,250)	(1,331)
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/05/26	(324)	(89,490)	(88,028)	1,368
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/05/26	(15,131)	(588,799)	(569,985)	18,585
					(60,658)	(2,705,016)	(2,840,043)	(143,275)
Telecommunication Services
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,315)	(185,077)	(166,563)	18,170
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(790)	(38,554)	(36,624)	1,802
					(8,105)	(223,631)	(203,187)	19,972
The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,034)	$ (46,936)	$ (43,387)	$ 3,945
FedEx Corp.	USFF -0.250%	Weekly	MS	01/05/26	(494)	(94,233)	(112,874)	(26,880)
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,551)	(25,955)	(23,648)	2,291
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(7,363)	(264,440)	(239,592)	23,417
					(11,442)	(431,564)	(419,501)	2,773
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/05/26	(13,717)	(323,159)	(330,305)	(7,275)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(4,026)	(30,785)	(33,818)	(5,273)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,284)	(203,100)	(207,821)	(4,804)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(204)	(27,909)	(29,884)	(2,209)
Black Hills Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,526)	(105,670)	(96,291)	8,364
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,015)	(85,561)	(88,822)	(3,380)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,397)	(374,429)	(331,268)	41,202
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,077)	(57,824)	(60,215)	(2,647)
Eversource Energy	USFF -0.250%	Weekly	MS	01/05/26	(227)	(16,907)	(17,765)	(1,597)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,676)	(65,685)	(67,141)	(2,115)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,918)	(371,475)	(379,079)	(11,620)
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(16,392)	(441,966)	(458,320)	(23,103)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,674)	(121,191)	(125,981)	(4,843)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(237)	(8,245)	(8,925)	(689)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,165)	(90,523)	(92,303)	(1,821)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(662)	(55,808)	(56,118)	(361)
Sempra Energy	USFF -0.250%	Weekly	MS	01/05/26	(3,061)	(447,410)	(462,701)	(18,235)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(1,479)	(100,070)	(102,909)	(2,883)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,201)	(92,474)	(75,002)	16,673
Vistra Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,292)	(131,607)	(127,008)	3,668
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,414)	(320,558)	(323,613)	(7,822)
					(74,644)	(3,472,356)	(3,475,289)	(30,770)

Total Reference Entity — Short						(33,610,501)	(34,095,326)	(734,109)
Net Value of Reference Entity						$(31,375,429)	$(31,840,440)	$(466,479)

*	Includes $(1,468) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS       Morgan Stanley
USFF  U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
March 31, 2023
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$557,121,035	$112,925,206	$ 66,543,274
Affiliated investments, at value[3]	—	102,858,800	—
Swaps, at value(a)	56,161,953	39,083,918	9,278,143
Cash and cash equivalents	2,990,548	1,584,045	1,004,212
Due from broker	1,705,053	6,170,805	70,760
Receivables:
Investments sold	11,086,151	2,103,681	2,334,799
Capital shares sold	797,748	186,489	298,738
Dividends	450,751	94,978	46,565
Prepaid expenses and other assets	9,611	3,824	1,521
Total Assets	630,322,850	265,011,746	79,578,012
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	37,400,000	35,900,000	8,500,000
Payables:
Investments purchased	7,050,398	1,785,269	1,114,307
Investment adviser	615,942	186,416	58,627
Capital shares redeemed	416,472	275,269	313,853
Audit fees	50,166	30,556	18,773
Administration and accounting fees	46,341	36,600	29,229
Transfer agent fees	36,340	19,569	9,408
Custodian fees	10,586	7,314	785
Shareholder reporting fees	7,627	10,093	10,520
Accrued expenses	8,021	7,032	6,242
Total Liabilities	45,641,893	38,258,118	10,061,744
Net Assets	$584,680,957	$226,753,628	$ 69,516,268
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 321,470	$ 214,364	$ 64,192
Paid-in capital	518,730,811	179,443,426	132,370,999
Total distributable earnings/(loss)	65,628,676	47,095,838	(62,918,923)
Net Assets	$584,680,957	$226,753,628	$ 69,516,268
Institutional Class Shares:
Net assets	$584,680,957	$226,753,628	$ 69,516,268
Shares outstanding	32,146,957	21,436,378	6,419,237
Net asset value, offering and redemption price per share	$ 18.19	$ 10.58	$ 10.83
[1]Non-affiliated investments, at cost	$503,247,440	$100,244,993	$ 61,270,867
[2]Includes market value of securities designated as collateral for swaps	$155,962,698	$ 69,538,853	$ 41,427,311
[3]Affiliated investments, at cost	$ —	$ 98,334,324	$ —

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Continued)
March 31, 2023
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Assets
Non-affiliated investments, at value[1,2]	$209,062,926	$32,892,020	$16,226,033
Affiliated investments, at value[3]	213,411,132	—	—
Swaps, at value(a)	98,840,719	—	—
Cash and cash equivalents	—	173,639	125,791
Due from broker	24,751,781	—	—
Receivables:
Investments sold	2,025,256	235,401	80,059
Capital shares sold	1,096,952	26,611	16,015
Dividends	259,142	53,282	14,087
Investment adviser	—	4,428	—
Prepaid expenses and other assets	30,433	3,835	—
Total Assets	549,478,341	33,389,216	16,461,985
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	87,000,000	—	—
Payables:
Due to custodian	3,732,042	—	—
Investments purchased	2,014,559	174,486	98,344
Capital shares redeemed	1,017,355	29,153	2,676
Investment adviser	211,344	—	4,683
Audit fees	40,983	14,697	—
Administration and accounting fees	31,688	6,069	—
Custodian fees	14,118	1,013	—
Shareholder reporting fees	12,807	10,346	—
Transfer agent fees	4,810	3,771	—
Distribution fees (Investor Class Shares)	2,388	—	—
Accrued expenses	42,322	7,297	2,142
Total Liabilities	94,124,416	246,832	107,845
Net Assets	$455,353,925	$33,142,384	$16,354,140
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 232,485	$ 24,421	$ 11,601
Paid-in capital	373,605,441	29,205,207	15,197,685
Total distributable earnings	81,515,999	3,912,756	1,144,854
Net Assets	$455,353,925	$33,142,384	$16,354,140
Institutional Class Shares:
Net assets	$443,840,388	$33,142,384	$16,354,140
Shares outstanding	22,658,033	2,442,077	1,160,130
Net asset value, offering and redemption price per share	$ 19.59	$ 13.57	$ 14.10
Investor Class Shares:
Net assets	$ 11,513,537	N/A	N/A
Shares outstanding	590,466	N/A	N/A
Net asset value, offering and redemption price per share	$ 19.50	N/A	N/A
[1]Non-affiliated investments, at cost	$191,028,673	$29,651,481	$14,571,384
[2]Includes market value of securities designated as collateral for swaps	$173,221,849	$ —	$ —
[3]Affiliated investments, at cost	$232,808,996	$ —	$ —

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Continued)
March 31, 2023
(Unaudited)
	Gotham Hedged Core Fund	Gotham ESG Large Value Fund	Gotham Defensive Long 500 Fund
Assets
Non-affiliated investments, at value[1,2]	$9,267,843	$1,310,541	$18,916,095
Swaps, at value(a)	—	—	4,016,037
Cash and cash equivalents	70,620	21,172	1,086,807
Due from broker	—	—	570,001
Deposits with brokers for securities sold short	7,255	—	—
Receivables:
Investments sold	146,600	11,036	284,408
Dividends	9,786	1,622	22,790
Prepaid expenses and other assets	—	—	7,929
Total Assets	9,502,104	1,344,371	24,904,067
Liabilities
Securities sold short, at value[3]	2,676,548	—	—
Obligation to return cash collateral on swap contracts (Note 1)	—	—	4,760,000
Payables:
Investments purchased	145,796	10,913	178,674
Investment adviser	3,801	831	5,026
Dividends and fees on securities sold short	2,513	—	—
Capital shares redeemed	—	—	600
Administration and accounting fees	—	—	9,243
Transfer agent fees	—	—	514
Custodian fees	—	—	1,026
Audit fees	—	—	12,487
Shareholder reporting fees	—	—	11,289
Accrued expenses	840	73	5,954
Total Liabilities	2,829,498	11,817	4,984,813
Net Assets	$6,672,606	$1,332,554	$19,919,254
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 6,429	$ 1,235	$ 14,402
Paid-in capital	6,307,177	1,283,858	19,400,059
Total distributable earnings	359,000	47,461	504,793
Net Assets	$6,672,606	$1,332,554	$19,919,254
Institutional Class Shares:
Net assets	$6,672,606	$1,332,554	$19,919,254
Shares outstanding	642,887	123,482	1,440,168
Net asset value, offering and redemption price per share	$ 10.38	$ 10.79	$ 13.83
[1]Non-affiliated investments, at cost	$8,411,461	$1,243,281	$17,208,536
[2]Includes market value of securities designated as collateral for swaps	$ —	$ —	$ 8,177,929
[3]Proceeds received, securities sold short	$2,905,242	$ —	$ —

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
March 31, 2023
(Unaudited)
	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund	Gotham Short Strategies Fund
Assets
Non-affiliated investments, at value[1,2]	$ —	$4,713,212	$ 20,276,565
Affiliated investments, at value[3]	18,856,300	—	—
Cash and cash equivalents	295,081	46,335	2,032,265
Cash pledged on swap contracts	—	—	5,000
Due from broker	—	—	15,987
Deposits with brokers for securities sold short	—	20,747	—
Receivables:
Investments sold	—	43,528	1,376,817
Capital shares sold	—	—	819,959
Dividends	—	4,924	11,656
Investment adviser	23,190	8,272	—
Prepaid expenses and other assets	9,607	219	660
Total Assets	19,184,178	4,837,237	24,538,909
Liabilities
Securities sold short, at value[4]	—	1,392,667	—
Swaps, at value(a)	—	—	466,479
Payables:
Audit fees	11,817	11,234	13,110
Shareholder reporting fees	8,504	6,661	6,750
Administration and accounting fees	7,344	8,116	6,507
Transfer agent fees	3,839	842	53
Custodian fees	1,652	62	47
Capital shares redeemed	7	—	903,310
Investments purchased	—	42,954	225,740
Dividends and fees on securities sold short	—	1,329	—
Investment adviser	—	—	8,474
Accrued expenses	1,627	4,959	4,626
Total Liabilities	34,790	1,468,824	1,635,096
Net Assets	$19,149,388	$3,368,413	$ 22,903,813
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 16,572	$ 2,945	$ 28,918
Paid-in capital	18,696,579	3,071,336	39,220,313
Total distributable earnings/(loss)	436,237	294,132	(16,345,418)
Net Assets	$19,149,388	$3,368,413	$ 22,903,813
Institutional Class Shares:
Net assets	$19,149,388	$3,368,413	$ 22,903,813
Shares outstanding	1,657,204	294,451	2,891,839
Net asset value, offering and redemption price per share	$ 11.56	$ 11.44	$ 7.92
[1]Non-affiliated investments, at cost	$ —	$4,153,444	$ 20,296,647
[2]Includes market value of securities designated as collateral for swaps	$ —	$ —	$ 15,316,084
[3]Affiliated investments, at cost	$19,235,876	$ —	$ —
[4]Proceeds received, securities sold short	$ —	$1,315,553	$ —

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Six Months Ended March 31, 2023
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$ 3,238,739	$ 199,939	$ 312,229
Dividends from affiliated investments	—	627,012	—
Interest	16,222	13,934	4,267
Less: taxes withheld	(16,021)	(4,044)	(3,138)
Total investment income	3,238,940	836,841	313,358
Expenses
Advisory fees (Note 2)	4,274,815	1,676,458	522,705
Transfer agent fees (Note 2)	239,950	74,028	14,044
Administration and accounting fees (Note 2)	107,964	71,991	55,394
Trustees’ and officers’ fees(Note 2)	78,536	32,725	9,656
Legal fees	53,542	33,111	14,825
Audit fees	46,534	26,901	15,216
Custodian fees(Note 2)	35,172	17,505	5,247
Registration and filing fees	31,806	9,167	5,522
Shareholder reporting fees	16,915	13,969	12,634
Other expenses	18,980	10,105	5,601
Total expenses before recoupments, waivers and/or reimbursements	4,904,214	1,965,960	660,844
Recoupments, waivers and/or reimbursements(Note 2)	(629,361)	(547,852)	(138,139)
Net expenses after recoupments, waivers and/or reimbursements	4,274,853	1,418,108	522,705
Net investment loss	(1,035,913)	(581,267)	(209,347)
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(2,352,769)	(3,466,386)	1,214,402
Net realized gain/(loss) from swaps	15,085,976 (a)	10,753,229 (a)	(134,253) (a)
Net realized gain from foreign currency transactions	554	162	139
Net change in unrealized appreciation on non-affiliated investments	92,073,682	28,308,082	10,102,962
Net change in unrealized appreciation on affiliated investments	—	5,663,276	—
Net change in unrealized depreciation on swaps	(44,654,027) (a)	(9,884,166) (a)	(7,834,835) (a)
Net change in unrealized depreciation on foreign currency translations	(1,136)	(239)	(225)
Net realized and unrealized gain on investments	60,152,280	31,373,958	3,348,190
Net increase in net assets resulting from operations	$ 59,116,367	$ 30,792,691	$ 3,138,843

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Continued)
For the Six Months Ended March 31, 2023
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Investment income
Dividends from non-affiliated investments	$ 356,106	$ 535,939	$ 149,007
Dividends from affiliated investments	2,484,613	—	—
Interest	4,338	1,594	935
Less: taxes withheld	(2,251)	(293)	(69)
Total investment income	2,842,806	537,240	149,873
Expenses
Advisory fees (Note 2)	2,229,108	154,292	37,990
Transfer agent fees (Note 2)	184,755	15,609	—
Administration and accounting fees (Note 2)	71,766	10,955	—
Trustees’ and officers’ fees(Note 2)	65,094	8,085	—
Legal fees	52,464	16,059	—
Audit fees	40,369	14,129	—
Custodian fees(Note 2)	35,253	1,353	—
Registration and filing fees	27,734	15,808	—
Shareholder reporting fees	15,615	12,099	—
Distribution fees (Investor Class)(Note 2)	14,211	—	—
Support services fees	—	—	11,397
Other expenses	60,281	5,467	—
Total expenses before recoupments, waivers and/or reimbursements	2,796,650	253,856	49,387
Recoupments, waivers and/or reimbursements(Note 2)	(728,465)	(99,563)	(11,397)
Net expenses after recoupments, waivers and/or reimbursements	2,068,185	154,293	37,990
Net investment income	774,621	382,947	111,883
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(1,855,856)	2,682,653	31,226
Net realized gain from swaps	5,925,648 (a)	—	—
Net change in unrealized appreciation on non-affiliated investments	28,190,589	2,559,871	1,940,953
Net change in unrealized appreciation on affiliated investments	26,101,019	—	—
Net change in unrealized appreciation on swaps	1,378,122 (a)	—	—
Net realized and unrealized gain on investments	59,739,522	5,242,524	1,972,179
Net increase in net assets resulting from operations	$ 60,514,143	$5,625,471	$2,084,062

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Continued)
For the Six Months Ended March 31, 2023
(Unaudited)
	Gotham Hedged Core Fund	Gotham ESG Large Value Fund	Gotham Defensive Long 500 Fund
Investment income
Dividends from non-affiliated investments	$ 78,610	$ 17,210	$ 56,975
Interest	354	163	4,895
Less: taxes withheld	(4)	(13)	(137)
Total investment income	78,960	17,360	61,733
Expenses
Dividends and fees on securities sold short (Note 1)	30,852	—	—
Advisory fees (Note 2)	23,404	5,094	129,853
Support services fees	5,015	—	—
Administration and accounting fees (Note 2)	—	—	16,828
Custodian fees(Note 2)	—	—	1,928
Registration and filing fees	—	—	12,461
Legal fees	—	—	7,393
Audit fees	—	—	11,968
Transfer agent fees (Note 2)	—	—	4,628
Trustees’ and officers’ fees(Note 2)	—	—	3,142
Shareholder reporting fees	—	—	12,999
Other expenses	—	—	4,487
Total expenses before recoupments, waivers and/or reimbursements	59,271	5,094	205,687
Recoupments, waivers and/or reimbursements(Note 2)	—	—	(75,834)
Net expenses after recoupments, waivers and/or reimbursements	59,271	5,094	129,853
Net investment income/(loss)	19,689	12,266	(68,120)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	109,749	26,470	257,472
Net realized gain from securities sold short	17,367	—	—
Net realized gain from swaps	—	—	1,250,461 (a)
Net change in unrealized appreciation on non-affiliated investments	1,205,261	144,049	2,296,876
Net change in unrealized depreciation on securities sold short	(484,031)	—	—
Net change in unrealized depreciation on swaps	—	—	(1,659,605) (a)
Net realized and unrealized gain on investments	848,346	170,519	2,145,204
Net increase in net assets resulting from operations	$ 868,035	$182,785	$ 2,077,084

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Six Months Ended March 31, 2023
(Unaudited)
	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund	Gotham Short Strategies Fund
Investment income
Dividends from non-affiliated investments	$ —	$ 49,716	$ 120,748
Dividends from affiliated investments	154,041	—	—
Interest	1,214	211	11,067
Less: taxes withheld	—	(35)	(1,127)
Total investment income	155,255	49,892	130,688
Expenses
Registration and filing fees	21,604	391	9,929
Administration and accounting fees (Note 2)	18,001	14,721	18,339
Transfer agent fees (Note 2)	16,352	1,709	9,933
Audit fees	11,817	10,617	11,250
Shareholder reporting fees	10,887	9,595	10,700
Legal fees	7,774	5,855	7,350
Custodian fees(Note 2)	4,995	163	1,746
Trustees’ and officers’ fees(Note 2)	3,694	483	2,463
Distribution fees (Investor Class) (Note 2)	1,886	—	—
Advisory fees (Note 2)	—	16,573	143,133
Dividends and fees on securities sold short (Note 1)	—	16,857	—
Other expenses	3,519	4,151	4,351
Total expenses before recoupments, waivers and/or reimbursements	100,529	81,115	219,194
Recoupments, waivers and/or reimbursements(Note 2)	(98,643)	(45,200)	(76,061)
Net expenses after recoupments, waivers and/or reimbursements	1,886	35,915	143,133
Net investment income/(loss)	153,369	13,977	(12,445)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	—	87,956	962,679
Net realized gain from affiliated investments	38,662	—	—
Net realized loss from securities sold short	—	(35,718)	—
Net realized loss from swaps	—	—	(1,672,479) (a)
Net realized gain from foreign currency transactions	—	—	58
Distributions of realized gains from affiliated investments	787,699	—	—
Net change in unrealized appreciation on non-affiliated investments	—	567,411	1,656,329
Net change in unrealized appreciation on affiliated investments	1,149,143	—	—
Net change in unrealized depreciation on securities sold short	—	(177,739)	—
Net change in unrealized depreciation on swaps	—	—	(3,908,509) (a)
Net change in unrealized depreciation on foreign currency translations	—	—	(179)
Net realized and unrealized gain/(loss) on investments	1,975,504	441,910	(2,962,101)
Net increase/(decrease) in net assets resulting from operations	$2,128,873	$ 455,887	$(2,974,546)

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (1,035,913)	$ (1,190,430)	$ (581,267)	$ (904,246)
Net realized gains from investments, swaps and foreign currency transactions	12,733,761	12,758,516	7,287,005	13,316,242
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	47,418,519	(26,779,532)	24,086,953	(31,625,857)
Net increase/(decrease) in net assets resulting from operations	59,116,367	(15,211,446)	30,792,691	(19,213,861)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	—	(16,644,612)	(42,651,417)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(16,644,612)	(42,651,417)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(16,939,422)	58,186,607	5,861,148	41,291,088
Total increase/(decrease) in net assets	42,176,945	42,975,161	20,009,227	(20,574,190)
Net assets
Beginning of period	542,504,012	499,528,851	206,744,401	227,318,591
End of period	$584,680,957	$542,504,012	$226,753,628	$206,744,401
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ (209,347)	$ (125,083)	$ 774,621	$ 482,038
Net realized gains/(losses) from investments, swaps and foreign currency transactions	1,080,288	(1,663,171)	4,069,792	60,445,405
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	2,267,902	6,148,762	55,669,730	(105,613,966)
Net increase/(decrease) in net assets resulting from operations	3,138,843	4,360,508	60,514,143	(44,686,523)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	—	(7,642,982)	(25,263,484)
Investor Class	N/A	N/A	(201,731)	(667,869)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(7,844,713)	(25,931,353)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(756,861)	22,605,588	(2,505,872)	18,381,542
Total increase/(decrease) in net assets	2,381,982	26,966,096	50,163,558	(52,236,334)
Net assets
Beginning of period	67,134,286	40,168,190	405,190,367	457,426,701
End of period	$69,516,268	$67,134,286	$455,353,925	$ 405,190,367
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$ 382,947	$ 870,875	$ 111,883	$ 209,401
Net realized gains from investments	2,682,653	5,214,634	31,226	743,921
Net change in unrealized appreciation/(depreciation) on investments	2,559,871	(9,279,017)	1,940,953	(2,761,378)
Net increase/(decrease) in net assets resulting from operations	5,625,471	(3,193,508)	2,084,062	(1,808,056)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(3,164,154)	(11,158,028)	(1,174,057)	(1,109,897)
Net decrease in net assets from dividends and distributions to shareholders	(3,164,154)	(11,158,028)	(1,174,057)	(1,109,897)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(9,764,243)	(10,554,416)	2,185,806	607,353
Total increase/(decrease) in net assets	(7,302,926)	(24,905,952)	3,095,811	(2,310,600)
Net assets
Beginning of period	40,445,310	65,351,262	13,258,329	15,568,929
End of period	$33,142,384	$ 40,445,310	$16,354,140	$13,258,329
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Hedged Core Fund		Gotham ESG Large Value Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$ 19,689	$ 63,172	$ 12,266	$ 21,435
Net realized gains from investments and securities sold short	127,116	187,470	26,470	140,509
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	721,230	(798,454)	144,049	(285,735)
Net increase/(decrease) in net assets resulting from operations	868,035	(547,812)	182,785	(123,791)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(524,367)	(1,449,183)	(162,610)	(278,911)
Net decrease in net assets from dividends and distributions to shareholders	(524,367)	(1,449,183)	(162,610)	(278,911)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(117,039)	266,282	57,790	148,086
Total increase/(decrease) in net assets	226,629	(1,730,713)	77,965	(254,616)
Net assets
Beginning of period	6,445,977	8,176,690	1,254,589	1,509,205
End of period	$6,672,606	$ 6,445,977	$1,332,554	$1,254,589
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Defensive Long 500 Fund		Gotham Total Return Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ (68,120)	$ 56,038	$ 153,369	$ 231,674
Net realized gains from investments, swaps and capital gain distributions from affiliated investments	1,507,933	4,213,598	826,361	1,919,543
Net change in unrealized appreciation/(depreciation) on investments and swaps	637,271	(3,822,849)	1,149,143	(3,675,580)
Net increase/(decrease) in net assets resulting from operations	2,077,084	446,787	2,128,873	(1,524,363)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(51,435)	(169,751)	(1,753,492)	(1,193,833)
Investor Class*	N/A	N/A	(254,381)	(135,579)
Net decrease in net assets from dividends and distributions to shareholders	(51,435)	(169,751)	(2,007,873)	(1,329,412)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	1,241,490	(18,662,126)	(837,770)	(4,227,079)
Total increase/(decrease) in net assets	3,267,139	(18,385,090)	(716,770)	(7,080,854)
Net assets
Beginning of period	16,652,115	35,037,205	19,866,158	26,947,012
End of period	$19,919,254	$ 16,652,115	$19,149,388	$19,866,158

*	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023 (See Note 4).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Enhanced 500 Plus Fund		Gotham Short Strategies Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ 13,977	$ 26,133	$ (12,445)	$ 5,782
Net realized gains/(losses) from investments, securities sold short, swaps and foreign currency transactions	52,238	402,860	(709,742)	1,323,479
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, swaps and foreign currency translations	389,672	(694,770)	(2,252,359)	1,752,485
Net increase/(decrease) in net assets resulting from operations	455,887	(265,777)	(2,974,546)	3,081,746
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(436,510)	(411,225)	—	(46,504)
Net decrease in net assets from dividends and distributions to shareholders	(436,510)	(411,225)	—	(46,504)
Increase in net assets derived from capital share transactions (Note 4)	242,860	227,069	7,139,176	14,183,842
Total increase/(decrease) in net assets	262,237	(449,933)	4,164,630	17,219,084
Net assets
Beginning of period	3,106,176	3,556,109	18,739,183	1,520,099
End of period	$3,368,413	$3,106,176	$22,903,813	$18,739,183
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Cash Flow
For the Six Months Ended March 31, 2023
(Unaudited)
	Gotham Hedged Core Fund	Gotham Enhanced 500 Plus Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 868,035	$ 455,887

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(10,000,409)	(4,032,538)
Proceeds from disposition of long-term portfolio investments	10,931,206	4,303,458
Purchases to cover securities sold short	(5,706,723)	(1,681,148)
Proceeds from securities sold short	5,350,647	1,580,216
Net realized gain on investments and investments sold short	(127,116)	(52,238)
Net change in unrealized appreciation/(depreciation) on investments and investments sold short	(721,230)	(389,672)
Return of capital received from real estate investment trusts	5,185	954
Decrease in receivable for investments sold	54,492	36,311
Increase/(decrease) in dividends and interest receivable	(3,158)	80
Increase in receivable from investment adviser	—	(6,885)
Increase in prepaid expenses and other assets	—	(213)
Decrease in payable for investments purchased	(55,234)	(36,549)
Decrease in payable for dividends and fees on securities sold short	(91)	(195)
Decrease in payable to investment adviser	(212)	—
Decrease in accrued expense payable	(31)	(7,306)
Net cash provided by operating activities	595,361	170,162
Cash flows from financing activities:
Proceeds from shares sold	1,941	9,500
Payment of shares redeemed	(643,347)	(203,150)
Net cash used in financing activities	(641,406)	(193,650)
Net decrease in cash and restricted cash	(46,045)	(23,488)
Cash and restricted cash:
Beginning of period	$ 123,920	$ 90,570
End of period	$ 77,875	$ 67,082
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	$ 30,374	$ 47,084
Restricted Cash	$ 93,546	$ 43,486
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$ 70,620	$ 46,335
Restricted Cash	$ 7,255	$ 20,747

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$ 9,260	$ 4,049
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 16.37	$ 16.73	$ 14.39	$ 15.01	$ 14.86	$ 13.94
Net investment loss(1)	(0.03)	(0.04)	(0.06)	(0.06)	(0.00) (2)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.85	(0.32)	2.40	(0.56)	0.15	1.01
Total from investment operations	1.82	(0.36)	2.34	(0.62)	0.15	0.92
Redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period	$ 18.19	$ 16.37	$ 16.73	$ 14.39	$ 15.01	$ 14.86
Total investment return(4)	11.12%	(2.15)%	16.26%	(4.13)%	1.01%	6.60%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$584,681	$542,504	$499,529	$505,989	$857,247	$1,069,045
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	1.50% (5)	1.50%	1.50%	2.55% (6)	2.58% (6)	2.56% (6)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(7)	1.72% (5)	1.74%	1.77%	2.65% (6)	2.60% (6)	2.63% (6)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.36)% (5)	(0.21)%	(0.39)%	(0.39)%	(0.02)% (8)	(0.58)%
Portfolio turnover rate	137% (9)	284%	210%	259%	233%	258%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(5)	Annualized.
(6)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.05%, 2.15%, and 2.15% for the years ended September 30, 2020, 2019, and 2018, respectively.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(9)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 9.90	$ 12.92	$ 10.21	$ 14.51	$ 15.55	$ 13.68
Net investment loss(1)	(0.03)	(0.04)	(0.04)	(0.04)	(0.08)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.52	(0.58)	2.77	(0.48)	0.26	2.14
Total from investment operations	1.49	(0.62)	2.73	(0.52)	0.18	2.01
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.02)	—	—	—
Net realized capital gains	(0.81)	(2.40)	—	(3.78)	(1.22)	(0.14)
Total dividends and distributions to shareholders	(0.81)	(2.40)	(0.02)	(3.78)	(1.22)	(0.14)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 10.58	$ 9.90	$ 12.92	$ 10.21	$ 14.51	$ 15.55
Total investment return(3)	15.19%	(8.04)%	26.73%	(6.81)%	1.79%	14.79%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$226,754	$206,744	$227,319	$236,725	$519,067	$845,833
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	1.27% (4)	1.50%	1.50%	2.12% (5)	3.56% (5)	3.63% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.76% (4)	1.76%	1.79%	2.22% (5)	3.56% (5)	3.67% (5)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.52)% (4)	(0.38)%	(0.36)%	(0.37)%	(0.56)%	(0.84)%
Portfolio turnover rate	121% (7)	288% (8)	203%	213%	204%	197%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.06%, 2.15% and 2.15% for years ended September 30, 2020, 2019 and 2018, respectively.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 10.34	$ 9.32	$ 9.19	$ 10.35	$ 10.25	$ 10.23
Net investment income/(loss)(1)	(0.03)	(0.02)	(0.05)	(0.09)	0.01	(0.09)
Net realized and unrealized gain/(loss) on investments	0.52	1.04	0.18	(1.07)	0.09	0.11
Total from investment operations	0.49	1.02	0.13	(1.16)	0.10	0.02
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 10.83	$ 10.34	$ 9.32	$ 9.19	$ 10.35	$ 10.25
Total investment return(3)	4.74%	10.94%	1.42%	(11.21)%	0.98%	0.20%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$69,516	$67,134	$40,168	$55,675	$181,413	$356,672
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	1.50% (4)	1.50%	1.50%	2.79% (5)	2.34% (5)	2.61% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.90% (4)	1.94%	2.07%	2.90% (5)	2.33% (5)	2.73% (5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.60)% (4)	(0.23)%	(0.53)%	(0.95)%	0.11% (7)	(0.87)%
Portfolio turnover rate	206% (8)	408%	282%	356%	331%	274%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.09%, 2.15%, and 2.15% for the years ended September 30, 2020, 2019, and 2018, respectively.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 17.33	$ 20.30	$ 16.19	$ 15.18	$ 15.73	$ 13.00
Net investment income(1)	0.03	0.02	0.10	0.14	0.13	0.10
Net realized and unrealized gain/(loss) on investments	2.57	(1.84)	4.19	1.09	(0.39)	2.68
Total from investment operations	2.60	(1.82)	4.29	1.23	(0.26)	2.78
Dividends and distributions to shareholders from:
Net investment income	—	(0.10)	(0.18)	(0.22)	(0.06)	(0.05)
Net realized capital gains	(0.34)	(1.05)	—	—	(0.23)	—
Total dividends and distributions to shareholders	(0.34)	(1.15)	(0.18)	(0.22)	(0.29)	(0.05)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 19.59	$ 17.33	$ 20.30	$ 16.19	$ 15.18	$ 15.73
Total investment return(3)	15.05%	(9.97)%	26.76%	8.14%	(1.57)%	21.45%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$443,840	$394,850	$444,756	$394,773	$647,415	$631,060
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	0.92% (4)	0.96%	1.13%	1.17% (5)	2.99% (5)	3.39% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.25% (4)	1.04%	1.22%	1.25% (5)	3.04% (5)	3.39% (5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.35% (4)	0.11%	0.55%	0.89%	0.89%	0.69%
Portfolio turnover rate	63% (7)	169% (8)	158% (8)	224%	253%	218%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15%, 1.15% and 1.15% for the years ended September 30, 2020, 2019 and 2018, respectively.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$ 17.28	$ 20.23	$ 16.15	$ 15.13	$ 15.70	$ 14.48
Net investment income/(loss)(1)	0.01	(0.03)	0.06	0.10	(0.06)	0.05
Net realized and unrealized gain/(loss) on investments	2.55	(1.82)	4.16	1.10	(0.24)	1.17
Total from investment operations	2.56	(1.85)	4.22	1.20	(0.30)	1.22
Dividends and distributions to shareholders from:
Net investment income	—	(0.05)	(0.14)	(0.18)	(0.04)	—
Net realized capital gains	(0.34)	(1.05)	—	—	(0.23)	—
Total dividends and distributions to shareholders	(0.34)	(1.10)	(0.14)	(0.18)	(0.27)	—
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 19.50	$ 17.28	$ 20.23	$ 16.15	$ 15.13	$ 15.70
Total investment return(3)	14.86%	(10.13)%	26.33%	7.94%	(1.82)%	8.43%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,514	$10,340	$12,671	$10,278	$17,464	$14,403
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	1.17% (4)	1.21%	1.38%	1.42% (5)	4.28% (5)	3.64% (4)(5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.50% (4)	1.30%	1.47%	1.50% (5)	4.34% (5)	3.64% (4)(5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.10% (4)	(0.14)%	0.30%	0.64%	(0.40)%	0.49% (4)
Portfolio turnover rate	63% (7)	169% (8)	158% (8)	224%	253%	218% (9)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40%, 1.40% and 1.40% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(9)	Reflects portfolio turnover of the Fund for the year ended September 30, 2018.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 12.80	$ 16.71	$ 12.98	$ 13.29	$ 13.02	$ 12.46
Net investment income(1)	0.13	0.23	0.20	0.25	0.20	0.14
Net realized and unrealized gain/(loss) on investments	1.66	(1.27)	3.76	(0.22)	0.18	2.03
Total from investment operations	1.79	(1.04)	3.96	0.03	0.38	2.17
Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.25)	(0.23)	(0.23)	(0.01)	(0.28)
Net realized capital gains	(0.88)	(2.62)	—	(0.11)	(0.10)	(1.33)
Total dividends and distributions to shareholders	(1.02)	(2.87)	(0.23)	(0.34)	(0.11)	(1.61)
Redemption fees	0.00 (2)	0.00 (2)	—	0.00 (2)	—	—
Net asset value, end of period	$ 13.57	$ 12.80	$ 16.71	$ 12.98	$ 13.29	$ 13.02
Total investment return(3)	13.95%	(8.83)%	30.83%	0.04%	3.11%	18.93%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$33,142	$40,445	$65,351	$70,003	$58,978	$31,318
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.75% (4)	0.75%	0.75%	0.75%	0.75%	0.88%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.23% (4)	1.09%	1.05%	1.03%	1.05%	2.19%
Ratio of net investment income to average net assets	1.86% (4)	1.50%	1.29%	1.95%	1.61%	1.12%
Portfolio turnover rate	107% (6)	290%	226%	406%	316%	670%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 13.20	$ 16.07	$ 12.86	$ 11.93	$ 13.70	$ 11.53
Net investment income(1)	0.10	0.20	0.17	0.21	0.19	0.20
Net realized and unrealized gain/(loss) on investments	1.90	(1.96)	3.17	1.14	0.03	2.39
Total from investment operations	2.00	(1.76)	3.34	1.35	0.22	2.59
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.17)	(0.13)	(0.15)	(0.21)	(0.16)
Net realized capital gains	(0.99)	(0.94)	—	(0.27)	(1.78)	(0.26)
Total dividends and distributions to shareholders	(1.10)	(1.11)	(0.13)	(0.42)	(1.99)	(0.42)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—
Net asset value, end of period	$ 14.10	$ 13.20	$ 16.07	$ 12.86	$ 11.93	$ 13.70
Total investment return(3)	15.56%	(12.25)%	26.17%	11.53%	3.46%	22.97%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$16,354	$13,258	$15,569	$ 6,346	$ 6,635	$ 3,529
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50% (4)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	0.65% (4)	0.65%	1.12%	2.13%	3.20%	2.55%
Ratio of net investment income to average net assets	1.47% (4)	1.31%	1.14%	1.75%	1.65%	1.59%
Portfolio turnover rate	85% (6)	193%	178%	345%	328%	230%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Hedged Core Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 9.84	$ 12.88	$ 11.33	$ 11.16	$ 12.61	$ 11.34
Net investment income(1)	0.03	0.09	0.13	0.13	0.14	0.11
Net realized and unrealized gain/(loss) on investments	1.31	(0.84)	1.51	0.70	(0.11)	1.35
Total from investment operations	1.34	(0.75)	1.64	0.83	0.03	1.46
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.17)	(0.07)	(0.17)	(0.07)	(0.18)
Net realized capital gains	(0.73)	(2.12)	(0.02)	(0.49)	(1.41)	(0.01)
Total dividends and distributions to shareholders	(0.80)	(2.29)	(0.09)	(0.66)	(1.48)	(0.19)
Redemption fees	—	—	0.00 (2)	—	—	—
Net asset value, end of period	$ 10.38	$ 9.84	$ 12.88	$ 11.33	$ 11.16	$ 12.61
Total investment return(3)	13.71%	(8.37)%	14.56%	7.59%	0.86%	12.93%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 6,673	$ 6,446	$ 8,177	$ 8,804	$ 2,582	$ 2,561
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.77% (5)	1.71%	1.66%	1.52%	1.00%	1.16%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	1.77% (5)	1.71%	2.10% (6)	3.47% (6)	4.05% (6)	3.85% (6)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.59% (5)	0.78%	1.07%	1.20%	1.29%	0.91%
Portfolio turnover rate	108% (7)	218%	205%	267%	228%	221%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2020, 2019, and 2018, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham ESG Large Value Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Period Ended September 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$ 10.61	$ 14.16	$ 11.27	$ 12.18	$10.00
Net investment income(1)	0.10	0.18	0.15	0.20	0.13
Net realized and unrealized gain/(loss) on investments	1.46	(1.12)	3.33	(0.16)	2.05
Total from investment operations	1.56	(0.94)	3.48	0.04	2.18
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.20)	(0.13)	(0.18)	—
Net realized capital gains	(1.26)	(2.41)	(0.46)	(0.77)	—
Total dividends and distributions to shareholders	(1.38)	(2.61)	(0.59)	(0.95)	—
Redemption fees	—	—	—	—	—
Net asset value, end of period	$ 10.79	$ 10.61	$ 14.16	$ 11.27	$12.18
Total investment return(2)	14.53%	(9.72)%	31.82%	(0.17)%	21.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 1,333	$ 1,255	$ 1,509	$ 1,171	$1,218
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.75% (3)	0.75%	0.75%	0.75%	0.75% (3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.75% (3)	0.75%	2.85% (4)	6.46% (4)	6.59% (3)(4)
Ratio of net investment income to average net assets	1.81% (3)	1.47%	1.16%	1.74%	1.49% (3)
Portfolio turnover rate	91% (5)	253%	186%	284%	169% (5)

*	Institutional class commenced operations on December 31, 2018. Total return is calculated based on inception date of December 28, 2018, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Defensive Long 500 Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 12.35	$ 12.87	$ 11.98	$ 13.20	$ 13.78	$ 11.71
Net investment income/(loss)(1)	(0.05)	0.03	0.06	0.14	0.13	0.09
Net realized and unrealized gain/(loss) on investments	1.57	(0.46)	0.96	(1.17)	0.32	2.06
Total from investment operations	1.52	(0.43)	1.02	(1.03)	0.45	2.15
Dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.13)	(0.08)	(0.07)	(0.08)
Net realized capital gains	—	—	—	(0.11)	(0.96)	—
Total dividends and distributions to shareholders	(0.04)	(0.09)	(0.13)	(0.19)	(1.03)	(0.08)
Redemption fees	—	—	—	0.00 (2)	—	—
Net asset value, end of period	$ 13.83	$ 12.35	$ 12.87	$ 11.98	$ 13.20	$ 13.78
Total investment return(3)	12.27%	(3.41)%	8.65%	(7.95)%	3.71%	18.42%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$19,919	$16,652	$35,037	$54,675	$59,368	$11,031
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	1.35% (4)	1.35%	1.35%	1.35%	3.21% (5)	3.51% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	2.14% (4)	1.96%	1.78%	1.66%	3.81% (5)	4.08% (5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.71)% (4)	0.23%	0.51%	1.11%	1.03%	0.73%
Portfolio turnover rate	114% (7)	227%	163%	294%	429%	220%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.42% and 1.50% for the years ended September 30, 2019 and 2018, respectively.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Total Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares*
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 11.45	$ 13.03	$ 11.70	$ 13.28	$ 13.38	$ 11.60
Net investment income(1)	0.10	0.11	0.08	0.11	0.05	0.03
Net realized and unrealized gain/(loss) on investments	1.18	(1.04)	1.33	(0.91)	0.03	1.80
Total from investment operations	1.28	(0.93)	1.41	(0.80)	0.08	1.83
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.13)	(0.08)	(0.11)	(0.05)	(0.04)
Net realized capital gains	(1.10)	(0.52)	(0.00) (2)	(0.67)	(0.13)	(0.01)
Total dividends and distributions to shareholders	(1.17)	(0.65)	(0.08)	(0.78)	(0.18)	(0.05)
Redemption fees	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$ 11.56	$ 11.45	$ 13.03	$ 11.70	$ 13.28	$ 13.38
Total investment return(4)	11.06%	(7.87)%	12.17%	(6.54)%	0.67%	15.73%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$19,149	$17,280	$23,987	$25,967	$32,167	$26,218
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.00% (5)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	0.99% (5)	0.72%	0.66%	0.59%	0.69%	0.51%
Ratio of net investment income to average net assets	1.67% (5)	0.87%	0.68%	0.94%	0.35%	0.27%
Portfolio turnover rate	34% (7)	9%	85%	55%	3%	1%

*	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023 (See Note 4).
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 11.40	$ 13.91	$ 11.47	$ 11.86	$ 13.99	$ 11.86
Net investment income(1)	0.05	0.10	0.07	0.13	0.10	0.13
Net realized and unrealized gain/(loss) on investments	1.59	(1.00)	2.50	0.47	0.07	2.20
Total from investment operations	1.64	(0.90)	2.57	0.60	0.17	2.33
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.07)	(0.13)	(0.14)	(0.12)	(0.16)
Net realized capital gains	(1.53)	(1.54)	—	(0.85)	(2.18)	(0.04)
Total dividends and distributions to shareholders	(1.60)	(1.61)	(0.13)	(0.99)	(2.30)	(0.20)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$ 11.44	$ 11.40	$ 13.91	$ 11.47	$ 11.86	$ 13.99
Total investment return(2)	14.87%	(8.30)%	22.56%	4.95%	2.78%	19.86%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 3,368	$ 3,106	$ 3,556	$ 2,891	$ 2,960	$ 2,881
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any(3)	2.17% (4)	2.12%	2.06%	2.21%	2.20%	2.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(3)(5)	4.89% (4)	4.44%	4.70%	5.04%	5.23%	4.24%
Ratio of net investment income to average net assets	0.84% (4)	0.73%	0.50%	1.15%	0.90%	0.97%
Portfolio turnover rate	87% (6)	191%	140%	263%	274%	224%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2023 and years ended September 30, 2022, 2021, 2020, 2019 and 2018 respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Short Strategies Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 9.02	$ 5.90	$ 7.42	$ 8.78	$ 9.05	$ 10.07
Net investment income/(loss)(1)	(0.00) (2)	0.01	(0.02)	0.01	0.03	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.10)	3.22	(1.50)	(1.35)	(0.09)	(0.97)
Total from investment operations	(1.10)	3.23	(1.52)	(1.34)	(0.06)	(1.00)
Dividends and distributions to shareholders from:
Net investment income	—	(0.12)	(0.00) (2)	(0.02)	—	(0.02)
Net realized capital gains	—	—	—	—	(0.21)	—
Return of capital	—	—	—	(0.00) (2)	—	—
Total dividends and distributions to shareholders	—	(0.12)	(0.00) (2)	(0.02)	(0.21)	(0.02)
Redemption fees	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$ 7.92	$ 9.02	$ 5.90	$ 7.42	$ 8.78	$ 9.05
Total investment return(4)	(12.20)%	55.96%	(20.47)%	(15.27)%	(0.81)%	(9.90)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$22,904	$18,739	$ 1,520	$37,619	$32,076	$ 1,591
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	1.35% (5)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	2.07% (5)	3.52%	2.92%	1.88%	2.20%	2.49%
Ratio of net investment income/(loss) to average net assets	(0.12)% (5)	0.09%	(0.25)%	0.12%	0.39%	(0.30)%
Portfolio turnover rate	397% (7)	717%	459%	692%	616%	591%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
March 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund, the Gotham Hedged Core Fund, the Gotham ESG Large Value Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund, the Gotham Enhanced 500 Plus Fund and the Gotham Short Strategies Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund ("Absolute Return")	August 31, 2012
Gotham Enhanced Return Fund ("Enhanced Return")	May 31, 2013
Gotham Neutral Fund ("Neutral")	August 30, 2013
Gotham Index Plus Fund ("Index Plus")	March 31, 2015
Gotham Large Value Fund ("Large Value")	December 31, 2015
Gotham Enhanced S&P 500 Index Fund ("Enhanced S&P 500 Index")	December 30, 2016
Gotham Hedged Core Fund ("Hedged Core")	September 30, 2016
Gotham ESG Large Value Fund ("ESG Large Value")	December 31, 2018
Gotham Defensive Long 500 Fund ("Defensive Long 500")	September 30, 2016
Gotham Total Return Fund ("Total Return") (operates as a "Fund of Funds")	March 31, 2015
Gotham Enhanced 500 Plus Fund ("Enhanced 500 Plus")	September 30, 2016
Gotham Short Strategies Fund ("Short Strategies")	July 31, 2017
All the Funds, except for Large Value, Enhanced S&P 500 Index, ESG Large Value and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. ESG Large Value seeks to achieve its investment objective by primarily investing in long positions of equity securities. Total Return seeks to achieve its investment objective by primarily investing in other investment companies advised or sub-advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by Gotham Asset Management, LLC ("Gotham" or "the Adviser") as "valuation designee" under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. OTC investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0, $0, and $0 held by the Absolute Return, Enhanced Return and Neutral, respectively; and total return swaps with an end of period unrealized appreciation/(depreciation) of $56,161,953, $39,083,918, $9,278,143, $98,840,719, $4,016,037 and $(466,479) held by Absolute Return, Enhanced Return, Neutral, Index Plus, Defensive Long 500 and Short Strategies, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2023.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act. The Derivatives Rule generally requires a fund to adopt a written derivatives risk management program with risk guidelines that must cover certain elements, but that will otherwise be tailored based on how a fund’s use of derivatives may affect its investment portfolio and overall risk profile.  A fund’s derivatives risk management program must also include provisions for stress testing, backtesting, internal reporting and escalation, and program review elements.
The Derivatives Rule requires funds engaging in derivatives transactions to comply with an outer limit on fund leverage risk based on a fund’s value at risk (“VaR”).  This outer limit is based on a relative VaR test that compares the fund’s VaR to the VaR of a designated reference portfolio for that fund, or, in the absence of an appropriate reference portfolio, to 20% of the value of the fund’s net assets.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
The Derivatives Rule requires that a Fund’s Board of Directors approve the appointment of a person or persons to oversee the administration of a Fund’s derivatives risk management program (“Derivatives Risk Manager” or “DRM”). The Board has appointed a person or persons from the Fund’s investment adviser to serve as the DRM for the Program pursuant to Rule 18f-4. The DRM responsibilities include:
•       Regular communication with the Investment Adviser with respect to the implementation of the Program;
•       Completion and monitoring of a risk assessment for each Fund; and
•       Periodic reporting to the Board.
Short Sales — All Funds except for Large Value, Enhanced S&P 500 Index and ESG Large Value may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission ("SEC") and other applicable regulatory bodies with respect to coverage of short sales.
As of March 31, 2023, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:
	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Hedged Core	$2,676,548	$5,272,422	$ 7,255
Enhanced 500 Plus	1,392,667	3,504,579	20,747
In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2023:
	Dividends on Securities Sold Short	Rebate (Income)/Fees
Hedged Core	$21,592	$(51,548)
Enhanced 500 Plus	12,807	(26,643)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds' respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2023:
	Short Sales (Deposits) Proceeds	Financing Charges
Hedged Core	$2,644,273	$60,808
Enhanced 500 Plus	1,354,855	30,693
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2023, only Absolute Return, Enhanced Return, Neutral, Index Plus, Defensive Long 500 and Short Strategies held total return swaps.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
For the six months ended March 31, 2023, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(276,375,130)
Enhanced Return	(35,632,172)
Neutral	(61,663,382)
Index Plus	(66,636,613)
Defensive Long 500	(4,073,603)
Short Strategies	(29,125,278)
Counterparty Risk — During the six months ended March 31, 2023, Absolute Return, Enhanced Return, Neutral, Index Plus, Defensive Long 500 and Short Strategies were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
Liquidity Risk — During the six months ended March 31, 2023, Absolute Return, Enhanced Return, Neutral, Index Plus, Defensive Long 500 and Short Strategies were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the six months ended March 31, 2023, Absolute Return, Enhanced Return, Neutral, Index Plus, Defensive Long 500 and Short Strategies were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — During the six months ended March 31, 2023, Absolute Return, Enhanced Return, Neutral, Index Plus, Defensive Long 500 and Short Strategies were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$56,161,953	$—	$56,161,953	$—	$(37,400,000)	$18,761,953
Enhanced Return	39,083,918	—	39,083,918	—	(35,900,000)	3,183,918
Neutral	9,278,143	—	9,278,143	—	(8,500,000)	778,143
Index Plus	98,840,719	—	98,840,719	—	(87,000,000)	11,840,719
Defensive Long 500	4,016,037	—	4,016,037	—	(4,016,037)	—
Short Strategies	(466,479)	—	(466,479)	—	5,000	(461,479)

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
ESG Strategy Risk — The ESG Large Value's ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy may result in the Fund's forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(2)	0.50%
Hedged Core(2)	0.70%
ESG Large Value(3)	0.75%
Defensive Long 500	1.35%
Total Return(4)	—
Enhanced 500 Plus	1.00%
Short Strategies	1.35%

(1)	Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of "total annual fund operating expenses after fee waivers" attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the "total annual fund operating expenses after fee waivers" disclosed in such underlying fund's "Annual Fund Operating Expenses" table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the annual investment advisory fee paid by the Fund, as shown in the table.
(2)	Enhanced S&P 500 Index and Hedged Core, respectively, entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.
(3)	ESG Large Value entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and/or (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust.
(4)	For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
For all Funds, except for Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Other Expense Limitation”). Both the Expense Limitation and the Other Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation and Other Expense Limitation amounts, respectively, as a percentage of average daily net assets, in effect during the six months ended March 31, 2023.
	Institutional Class	Investor Class	Termination Date
Absolute Return	0.00%	N/A	January 31, 2024
Enhanced Return	0.00%	N/A	January 31, 2024
Neutral	1.50%	N/A	January 31, 2024
Index Plus	0.15%	0.15%	January 31, 2024
Large Value	0.75%	N/A	January 31, 2024
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2024
Hedged Core	0.85%	N/A	January 31, 2024
ESG Large Value	0.75%	N/A	January 31, 2024
Defensive Long 500	1.35%	N/A	January 31, 2024
Total Return(1)	0.00%	N/A	January 31, 2024
Enhanced 500 Plus	1.15%	N/A	January 31, 2024
Short Strategies	1.35%	N/A	January 31, 2024

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
For the six months ended March 31, 2023, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$4,274,815	$(629,361)	$3,645,454
Enhanced Return	1,676,458	(547,852)	1,128,606
Neutral	522,705	(138,139)	384,566
Index Plus	2,229,108	(728,465)	1,500,643
Large Value	154,292	(99,563)	54,729
Enhanced S&P 500 Index	37,990	(11,397)	26,593
Hedged Core	23,404	—	23,404
ESG Large Value	5,094	—	5,094
Defensive Long 500	129,853	(75,834)	54,019
Total Return	—	(98,643)	(98,643)
Enhanced 500 Plus	16,573	(45,200)	(28,627)
Short Strategies	143,133	(76,061)	67,072

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
For all Funds, except for Absolute Return, Enhanced Return, Neutral, Large Value, Enhanced S&P 500 Index, ESG Large Value, Defensive Long 500 and Short Strategies, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2023, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
	Expiration
	09/30/2023	09/30/2024	09/30/2025	03/31/2026	Total
Index Plus
Institutional Class	$246,019	$391,665	$402,808	$213,375	$1,253,867
Investor Class	6,321	11,305	10,996	5,559	34,181
Hedged Core	45,091	42,614	—	—	87,705
Total Return	83,175	164,802	174,499	92,233	514,709
Enhanced 500 Plus	34,021	88,717	83,147	45,200	251,085
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has  agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ("ACA") operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.
Investment in Affiliated Funds
The following table lists each issuer owned by Enhanced Return, Index Plus and Total Return that may be deemed an "affiliated company" under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2023:
Enhanced Return
Name of Issuer	Value at 09/30/22	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$ —	$49,926,324	$—	$—	$ (923,524)	$ 49,002,800	2,590,000	$ —	$—
Gotham Enhanced 500 ETF	47,269,200	—	—	—	6,586,800	53,856,000	2,400,000	627,012	—
Total	$47,269,200			$—	$5,663,276	$102,858,800		$627,012	$—
Index Plus
Name of Issuer	Value at 09/30/22	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Dividend Income	Distributions of Realized Gains
Gotham Enhanced 500 ETF	$187,310,113	$—	$—	$—	$26,101,019	$213,411,132	9,510,300	$2,484,613	$—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Total Return
Name of Issuer	Value at 09/30/22	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$ —	$5,751,205	$ —	$ —	$ (254,945)	$ 5,496,260	290,500	$ —	$ —
Gotham Defensive Long 500 Fund	2,024,217	10,196	349,672	60,991	172,737	1,918,469	138,718	5,606	—
Gotham Enhanced 500 ETF	3,880,013	65,511	4,339,732	(161,215)	555,423	—	—	53,217	—
Gotham Enhanced S&P 500 Index Fund	2,914,470	305,058	372,952	(19,641)	202,471	3,029,406	214,852	25,159	220,457
Gotham Hedged Core Fund	2,986,038	242,037	472,432	(18,231)	171,167	2,908,579	280,210	21,965	220,072
Gotham Hedged Plus Fund*	2,009,924	83,618	2,249,649	273,803	(117,696)	—	—	5,279	78,340
Gotham Large Value Fund	3,888,512	329,187	810,602	(113,185)	338,018	3,631,930	267,644	42,815	268,830
Gotham Neutral Fund	2,137,820	50,626	414,898	16,140	81,968	1,871,656	172,821	—	—
Total	$19,840,994			$ 38,662	$1,149,143	$18,856,300		$154,041	$787,699

*	The Gotham Hedged Plus Fund was liquidated on January 18, 2023.
3. Investment in Securities
For the six months ended March 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$745,447,998	$793,448,374
Enhanced Return	258,425,538	269,318,003
Neutral	136,004,965	143,255,044
Index Plus	260,261,734	266,196,359
Large Value	42,890,237	55,314,899
Enhanced S&P 500 Index	14,016,712	12,848,799
Hedged Core	10,001,696	10,931,206
ESG Large Value	1,216,895	1,288,303
Defensive Long 500	21,466,868	20,818,415
Total Return	6,837,440	9,009,938
Enhanced 500 Plus	4,031,408	4,301,691
Short Strategies	74,822,428	73,267,012
For the six months ended March 31, 2023, the Funds had no purchases and sales of U.S. Government securities.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
4. Capital Share Transactions
For the six months ended March 31, 2023 and the year ended September 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class
Sales	4,366,773	$ 77,327,935	10,949,693	$ 192,086,741
Reinvestments	—	—	—	—
Redemption Fees*	—	240	—	823
Redemptions	(5,356,881)	(94,267,597)	(7,673,024)	(133,900,957)
Net increase/(decrease)	(990,108)	$(16,939,422)	3,276,669	$ 58,186,607

Enhanced Return:
Institutional Class
Sales	2,910,879	$ 30,569,295	10,569,985	$ 115,902,873
Reinvestments	1,517,005	15,822,357	3,184,005	38,112,539
Redemption Fees*	—	18	—	758
Redemptions	(3,882,272)	(40,530,522)	(10,463,233)	(112,725,082)**
Net increase	545,612	$ 5,861,148	3,290,757	$ 41,291,088

Neutral:
Institutional Class
Sales	656,527	$ 7,052,622	2,938,241	$ 30,297,126
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	31
Redemptions	(730,327)	(7,809,483)	(756,679)	(7,691,569)
Net increase/(decrease)	(73,800)	$ (756,861)	2,181,562	$ 22,605,588

Index Plus:
Institutional Class
Sales	1,934,910	$ 37,029,826	13,211,899	$ 273,193,554
Reinvestments	274,450	5,192,591	831,227	17,389,271
Redemption Fees*	—	26	—	2,863
Redemptions	(2,331,496)	(44,571,909)	(13,176,400)	(271,671,037)***
Net increase/(decrease)	(122,136)	$ (2,349,466)	866,726	$ 18,914,651

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value

Investor Class
Sales	13,453	$ 254,325	42,017	$ 862,725
Reinvestments	10,495	197,825	31,565	659,395
Redemption Fees*	—	1	—	80
Redemptions	(31,981)	(608,557)	(101,311)	(2,055,309)
Net decrease	(8,033)	$ (156,406)	(27,729)	$ (533,109)

Total net increase/(decrease)	(130,169)	$ (2,505,872)	838,997	$ 18,381,542
Large Value:
Institutional Class
Sales	96,358	$ 1,308,890	606,344	$ 9,012,020
Reinvestments	229,612	3,134,210	732,035	11,053,734
Redemption Fees*	—	34	—	1,095
Redemptions	(1,044,206)	(14,207,377)	(2,089,205)	(30,621,265)
Net decrease	(718,236)	$ (9,764,243)	(750,826)	$ (10,554,416)

Enhanced S&P 500 Index:
Institutional Class
Sales	206,928	$ 2,894,034	336,033	$ 5,191,520
Reinvestments	87,142	1,173,810	67,997	1,109,708
Redemption Fees*	—	135	—	2,096
Redemptions	(138,282)	(1,882,173)	(368,644)	(5,695,971)
Net increase	155,788	$ 2,185,806	35,386	$ 607,353

Hedged Core:
Institutional Class
Sales	194	$ 1,941	2,253	$ 25,000
Reinvestments	50,908	524,367	126,345	1,449,183
Redemption Fees*	—	—	—	—
Redemptions	(63,426)	(643,347)	(108,248)	(1,207,901)
Net increase/(decrease)	(12,324)	$ (117,039)	20,350	$ 266,282

ESG Large Value:
Institutional Class
Sales	—	$ —	—	$ —
Reinvestments	14,918	162,610	11,596	148,086
Redemption Fees*	—	—	—	—
Redemptions	(9,629)	(104,820)	—	—
Net increase	5,289	$ 57,790	11,596	$ 148,086

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value

Defensive Long 500:
Institutional Class
Sales	200,502	$ 2,696,944	285,507	$ 3,869,790
Reinvestments	3,676	51,435	12,400	169,751
Redemption Fees*	—	—	—	—
Redemptions	(111,872)	(1,506,889)	(1,672,365)	(22,701,667)
Net increase/(decrease)	92,306	$ 1,241,490	(1,374,458)	$ (18,662,126)

Total Return:
Institutional Class+
Sales	169	$ 1,885	10,948	$ 150,661
Reinvestments	149,699	1,746,981	73,145	977,942
Redemption Fees*	—	9	—	—
Redemptions	(94,617)	(1,075,246)	(416,450)	(5,341,329)
Converted from Investor Class Shares	92,912	1,089,202	—	—
Net increase/(decrease)	148,163	$ 1,762,831	(332,357)	$ (4,212,726)

Investor Class+
Sales	954	$ 11,950	3,204	$ 42,781
Reinvestments	21,817	254,381	10,148	135,579
Redemption Fees*	—	1	—	—
Redemptions	(156,265)	(1,777,724)	(14,728)	(192,713)
Converted to Institutional Class Shares	(92,993)	(1,089,209)	—	—
Net decrease	(226,487)	$ (2,600,601)	(1,376)	$ (14,353)

Total net decrease	(78,324)	$ (837,770)	(333,733)	$ (4,227,079)
Enhanced 500 Plus:
Institutional Class
Sales	862	$ 9,500	1,122	$ 15,042
Reinvestments	39,432	436,510	30,393	411,225
Redemption Fees*	—	—	—	—
Redemptions	(18,340)	(203,150)	(14,723)	(199,198)
Net increase	21,954	$ 242,860	16,792	$ 227,069

Short Strategies:
Institutional Class
Sales	2,897,211	$ 24,321,203	3,149,440	$ 25,112,631
Reinvestments	—	—	6,165	37,179
Redemption Fees*	—	7,000	—	5,945
Redemptions	(2,082,043)	(17,189,027)	(1,336,766)	(10,971,913)
Net increase	815,168	$ 7,139,176	1,818,839	$ 14,183,842

+	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023.
*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
**	Enhanced Return had a redemption in-kind on June 16, 2022, in the amount of $48,697,859. The redemption was comprised of securities and cash in the amount of $48,229,858 and $468,001, respectively.
***	Index Plus had a redemption in-kind on December 10, 2021, in the amount of $166,753,322. The redemption was comprised of securities and cash, in the amount of $165,957,903 and $795,419, respectively.
Significant Shareholders
As of March 31, 2023, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	3%
Large Value
Affiliated Fund	11%
Enhanced S&P 500 Index
Affiliated Fund	19%
Affiliated Shareholders	1%
Non-affiliated Shareholders	14%
Hedged Core
Affiliated Fund	44%
Non-affiliated Shareholders	48%
ESG Large Value
Non-affiliated Shareholders	100%
Defensive Long 500
Affiliated Fund	10%
Non-affiliated Shareholders	52%
Total Return
Affiliated Shareholders	7%
Non-affiliated Shareholders	66%
Enhanced 500 Plus
Non-affiliated Shareholders	96%
Short Strategies
Non-affiliated Shareholders	52%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
The tax character of distributions paid by the Funds during the year ended September 30, 2022, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$ —	$42,651,417	$—
Index Plus	—	25,931,353	—
Large Value	1,282,378	9,875,650	—
Enhanced S&P 500 Index	209,184	900,713	—
Hedged Core	107,412	1,341,771	—
ESG Large Value	69,619	209,292	—
Defensive Long 500	169,751	—	—
Total Return	707,783	621,629	—
Enhanced 500 Plus	18,462	392,763	—
Short Strategies	46,504	—	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$(11,198,119)	$ —	$ —	$18,641,603	$(931,175)
Enhanced Return	—	—	16,644,147	17,108,743	(805,131)
Neutral	(73,840,603)	—	—	7,891,660	(108,823)
Index Plus	—	—	3,486,180	25,835,810	(475,421)
Large Value	—	64,563	2,698,579	(1,311,703)	—
Enhanced S&P 500 Index	—	120,259	1,053,704	(939,114)	—
Hedged Core	—	33,079	463,805	(481,552)	—
ESG Large Value	—	7,969	144,396	(125,079)	—
Defensive Long 500	(5,336,560)	51,434	—	3,764,270	—
Total Return	—	9,702	1,893,205	(1,587,670)	—
Enhanced 500 Plus	—	18,308	418,200	(161,753)	—
Short Strategies	(14,881,222)	—	—	1,510,350	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2022, were primarily attributed to wash sales, capital loss carryforward not yet utilized, deferral of loss on unsettled short sale transactions, straddle losses outstanding and amortization of organizational costs. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
As of March 31, 2023, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$503,247,440	$132,322,204	$(22,286,656)	$110,035,548
Enhanced Return	198,579,317	67,267,505	(10,978,898)	56,288,607
Neutral	61,270,867	18,190,337	(3,639,787)	14,550,550
Index Plus	423,837,669	133,748,296	(36,271,188)	97,477,108
Large Value	29,651,481	4,073,342	(832,803)	3,240,539
Enhanced S&P 500 Index	14,571,384	2,196,083	(541,434)	1,654,649
Hedged Core	8,411,461	1,319,415	(234,339)	1,085,076
ESG Large Value	1,243,281	131,420	(64,160)	67,260
Defensive Long 500	17,208,536	6,622,031	(898,435)	5,723,596
Total Return	19,235,876	703,001	(1,082,577)	(379,576)
Enhanced 500 Plus	4,153,444	731,616	(248,962)	482,654
Short Strategies	20,296,647	1,722,122	(2,208,683)	(486,561)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2022. For the year ended September 30, 2022, the Funds deferred to October 1, 2022 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$931,175	$—	$—
Enhanced Return	805,131	—	—
Neutral	108,823	—	—
Index Plus	475,421	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. For Short Strategies, the future use of available capital loss carryforwards may be subject to limitation under Internal Revenue Code Section 382. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2022, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Absolute Return	$11,198,119	$ —
Neutral	73,840,603	—
Defensive Long 500	5,336,560	—
Short Strategies	14,849,627	31,595

GOTHAM FUNDS
Notes to Financial Statements (Concluded)
March 31, 2023
(Unaudited)
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:
On May 15, 2023, the Board approved a plan to liquidate and terminate Gotham ESG Large Value Fund, which is expected to occur on or about May 26, 2023.
Management has evaluated and has determined there are no additional subsequent events.

GOTHAM FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

GOTHAM FUNDS
Statement Regarding Liquidity Risk Management Program
(Unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 1-2, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2022 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:
A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

Investment Adviser
Gotham Asset Management, LLC
825 Third Avenue, 17th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0323

Sirios Long/Short Fund
Sirios Focus Fund
of
FundVantage Trust
Institutional Class
SEMI-ANNUAL REPORT
March 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

SIRIOS LONG/SHORT FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months†	1 Year	3 Years	Since Inception
Institutional Class Shares	7.84%	-2.58%	7.69%	3.84% *
HFRX Equity Hedge Index	2.51%	-2.12%	9.72%	2.77% **

†	Not Annualized.
*	The Sirios Long/Short Fund (the "Fund") Institutional Class shares commenced operation on May 3, 2018.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2023, are 2.43% and 1.65%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities, and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2024, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin.” It is impossible to invest directly in an index.
The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.
3

SIRIOS FOCUS FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months†	1 Year	Since Inception
Institutional Class Shares	13.94%	-6.80%	4.58% *
S&P 500® Index	15.62%	-7.73%	6.39% **

†	Not Annualized.
*	The Sirios Focus Fund (the "Fund") Institutional Class shares commenced operation on December 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2023, are 2.76% and 1.63%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until February 1, 2024, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® (“S&P 500®“) Index. The S&P 500®  Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.
The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
4

SIRIOS FUNDS
Fund Expense Disclosure
March 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any); and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2022 through March 31, 2023 and held for the entire period.
Actual Expenses
The first line of each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
Sirios Long/Short Fund
Institutional Class*
Actual	$1,000.00	$1,078.40	1.71%	$8.86**
Hypothetical (5% return before expenses)	1,000.00	1,016.40	1.71%	8.60**
Sirios Focus Fund
Institutional Class***
Actual	$1,000.00	$1,139.40	1.60%	$8.53
Hypothetical (5% return before expenses)	1,000.00	1,016.95	1.60%	8.05

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2023 of 1.71% for Institutional shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 7.84%.
**	These amounts include dividends paid on securities which the Fund has sold short (“Short-sale dividends”). The amount of short-sale dividends expense was 0.11% of average net assets for the Institutional Class shares of the Fund.
***	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2023 of 1.60% for Institutional shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 13.94%.
5

Sirios Long/Short Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCKS:
Software	13.7%	$ 3,999,581
Healthcare-Products	11.8	3,468,875
Commercial Services	5.7	1,659,033
Semiconductors	5.0	1,470,754
Banks	4.3	1,268,976
Diversified Financial Services	3.6	1,060,858
Oil & Gas	2.9	835,696
Pharmaceuticals	2.6	760,763
Airlines	2.4	694,573
Auto Manufacturers	2.0	591,163
Miscellaneous Manufacturing	1.8	536,980
Transportation	1.8	533,742
Beverages	1.5	449,295
Leisure Time	1.5	444,872
Chemicals	1.5	442,572
Electronics	1.4	412,743
Oil & Gas Services	1.3	371,441
Retail	1.1	322,580
Environmental Control	1.0	300,113
Aerospace & Defense	0.8	234,292
Healthcare-Services	0.6	157,282
Total Common Stocks	68.3	20,016,184
Short-Term Investment	28.3	8,293,521
Total Long Positions	96.6	28,309,705
SHORT POSITIONS:
COMMON STOCKS:
Pharmaceuticals	(0.4)	(127,184)
Diversified Financial Services	(0.5)	(128,566)
Aerospace & Defense	(1.5)	(447,283)
Total Short Position	(2.4)	(703,033)
Other Assets in Excess of Liabilities	5.8	1,714,150
NET ASSETS	100.0%	$29,320,822

Portfolio holdings are subject to change at any time.
The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.
The accompanying notes are an integral part of the financial statements.
6

SIRIOS LONG/SHORT FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 96.6%
COMMON STOCKS — 68.3%
Aerospace & Defense — 0.8%
HEICO Corp., Class A	1,724	$ 234,292
Airlines — 2.4%
Delta Air Lines, Inc.*	14,263	498,064
Southwest Airlines Co.	6,039	196,509
		694,573
Auto Manufacturers — 2.0%
PACCAR, Inc.†	8,076	591,163
Banks — 4.3%
Comerica, Inc.	3,302	143,373
Fifth Third Bancorp	5,345	142,391
Regions Financial Corp.	7,717	143,228
US Bancorp	4,005	144,380
Wells Fargo & Co.†	18,609	695,604
		1,268,976
Beverages — 1.5%
Constellation Brands, Inc., Class A†	1,989	449,295
Chemicals — 1.5%
Sherwin-Williams Co. (The)	1,969	442,572
Commercial Services — 5.7%
S&P Global, Inc.†	4,812	1,659,033
Diversified Financial Services — 3.6%
American Express Co.†	4,181	689,656
LPL Financial Holdings, Inc.	1,834	371,202
		1,060,858
Electronics — 1.4%
Keysight Technologies, Inc.*	2,556	412,743
Environmental Control — 1.0%
Waste Connections, Inc. (Canada)	2,158	300,113
Healthcare-Products — 11.8%
Abbott Laboratories†	2,792	282,718
Alcon, Inc. (Switzerland)	20,990	1,480,635
Boston Scientific Corp.†*	17,438	872,423
Danaher Corp.†	586	147,695
Lantheus Holdings, Inc.*	2,064	170,404
Medtronic PLC (Ireland)	6,388	515,000
		3,468,875
Healthcare-Services — 0.6%
HCA Healthcare, Inc.	281	74,094
Tenet Healthcare Corp.*	1,400	83,188
		157,282
	Number of Shares	Value
Common Stocks — (Continued)
Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd.*	33,076	$ 444,872
Miscellaneous Manufacturing — 1.8%
Eaton Corp. PLC	3,134	536,980
Oil & Gas — 2.9%
Hess Corp.	1,733	229,345
Nabors Industries Ltd.*	3,947	481,179
Occidental Petroleum Corp.	2,005	125,172
		835,696
Oil & Gas Services — 1.3%
Schlumberger N.V.	7,565	371,441
Pharmaceuticals — 2.6%
Eli Lilly & Co.†	1,477	507,232
Pfizer, Inc.	6,214	253,531
		760,763
Retail — 1.1%
Portillo's, Inc., Class A*	15,095	322,580
Semiconductors — 5.0%
Analog Devices, Inc.†	4,345	856,921
Texas Instruments, Inc.	3,300	613,833
		1,470,754
Software — 13.7%
Activision Blizzard, Inc.	5,135	439,505
Adobe, Inc.*	1,716	661,295
Intuit, Inc.	722	321,889
Microsoft Corp.	1,885	543,446
Roper Technologies, Inc.†	3,034	1,337,053
Splunk, Inc.*	1,098	105,276
Workday, Inc., Class A*	2,862	591,117
		3,999,581
Transportation — 1.8%
Union Pacific Corp.	2,652	533,742
TOTAL COMMON STOCKS (Cost $17,886,314)		20,016,184
SHORT-TERM INVESTMENTS — 28.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.69%(a) (Cost $8,293,521)	8,293,521	8,293,521

TOTAL LONG POSITIONS - 96.6% (Cost $26,179,835)		$28,309,705

The accompanying notes are an integral part of the financial statements.
7

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value

SHORT POSITIONS — (2.4)%
Common Stocks — (2.4)%
Aerospace & Defense — (1.5)%
HEICO Corp.	(1,352)	$ (231,246)
Lockheed Martin Corp.	(457)	(216,037)
		(447,283)
Diversified Financial Services — (0.5)%
Capital One Financial Corp.	(1,337)	(128,566)
Pharmaceuticals — (0.4)%
Bristol-Myers Squibb Co.	(1,835)	(127,184)
Total Common Stocks (Proceeds $728,215)		(703,033)

Value

TOTAL SHORT POSITIONS - (2.4)% (Proceeds $728,215)	$(703,033)
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	1,714,150
NET ASSETS - 100.0%	$29,320,822

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2023.

Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
CAD	24,000	USD	17,566	06/21/23	MS	$ 216
GBP	350,000	USD	434,204	06/21/23	MS	(1,747)
USD	585,496	CAD	801,000	06/21/23	MS	(7,980)
USD	1,531,829	EUR	1,419,000	06/21/23	MS	(14,263)
USD	3,663,736	GBP	3,000,000	06/21/23	MS	(43,044)
						$(66,818)
The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2023.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	$ 794,272	$181,208
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	767,206	280,838
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	2,076,999	64,459
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	417,789	141,600
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	06/30/25	542,338	29,074
						$697,179
The accompanying notes are an integral part of the financial statements.
8

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of March 31, 2023.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	$ 782,983	$ 95,300
S&P 500 Index Transportation Select Sector	U.S. Fed Funds -0.700%	Maturity	MS	12/07/23	284,747	8,501
S&P 500 Equal Weight Industrial	U.S. Fed Funds -0.350%	Maturity	MS	04/24/24	1,534,891	(37,705)
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	1,321,186	189,383
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	104,551
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	762,542	85,011
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	108,239
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	54,510
S&P 500 Equal Weight Energy	U.S. Fed Funds -1.180%	Maturity	MS	09/29/25	728,218	40,703
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	12/02/25	113,104	2,191
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	12/02/25	264,085	9,986
						$ 660,670
Total Swap Contracts						$1,357,849

*	Includes $(76,360) related to open trades, dividends receivables/payables and swap receivables/payables activities.
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
9

Sirios Focus Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Software	15.6%	$ 1,726,631
Healthcare-Products	13.0	1,442,974
Commercial Services	8.1	895,023
Semiconductors	5.1	563,517
Banks	4.3	476,172
Diversified Financial Services	3.7	408,996
Oil & Gas	2.9	318,537
Pharmaceuticals	2.6	284,706
Airlines	2.3	258,712
Auto Manufacturers	2.0	222,748
Miscellaneous Manufacturing	1.9	209,035
Transportation	1.8	201,260
Beverages	1.5	168,288
Leisure Time	1.5	166,686
Chemicals	1.5	165,206
Electronics	1.4	157,120
Oil & Gas Services	1.3	141,064
Retail	1.1	120,270
Environmental Control	1.0	115,706
Healthcare-Services	0.5	59,944
Total Common Stocks	73.1	8,102,595
Other Assets in Excess of Liabilities	26.9	2,976,723
NET ASSETS	100.0%	$11,079,318

Portfolio holdings are subject to change at any time.
The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.
The accompanying notes are an integral part of the financial statements.
10

SIRIOS FOCUS FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 73.1%
Airlines — 2.3%
Delta Air Lines, Inc.*	5,313	$ 185,530
Southwest Airlines Co.	2,249	73,182
		258,712
Auto Manufacturers — 2.0%
PACCAR, Inc.	3,043	222,748
Banks — 4.3%
Comerica, Inc.	1,242	53,928
Fifth Third Bancorp	2,011	53,573
Regions Financial Corp.	2,903	53,880
US Bancorp	1,507	54,327
Wells Fargo & Co.	6,968	260,464
		476,172
Beverages — 1.5%
Constellation Brands, Inc., Class A	745	168,288
Chemicals — 1.5%
Sherwin-Williams Co. (The)	735	165,206
Commercial Services — 8.1%
S&P Global, Inc.	2,596	895,023
Diversified Financial Services — 3.7%
American Express Co.†	1,612	265,899
LPL Financial Holdings, Inc.	707	143,097
		408,996
Electronics — 1.4%
Keysight Technologies, Inc.*	973	157,120
Environmental Control — 1.0%
Waste Connections, Inc. (Canada)	832	115,706
Healthcare-Products — 13.0%
Abbott Laboratories†	1,068	108,146
Alcon, Inc. (Switzerland)	9,790	690,587
Boston Scientific Corp.†*	6,571	328,747
Danaher Corp.	224	56,457
Lantheus Holdings, Inc.*	751	62,002
Medtronic PLC (Ireland)	2,444	197,035
		1,442,974
Healthcare-Services — 0.5%
HCA Healthcare, Inc.	107	28,214
Tenet Healthcare Corp.*	534	31,730
		59,944
Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd.*	12,393	166,686
	Number of Shares	Value
Common Stocks — (Continued)
Miscellaneous Manufacturing — 1.9%
Eaton Corp. PLC	1,220	$ 209,035
Oil & Gas — 2.9%
Hess Corp.	668	88,403
Nabors Industries Ltd.*	1,497	182,500
Occidental Petroleum Corp.	763	47,634
		318,537
Oil & Gas Services — 1.3%
Schlumberger N.V.	2,873	141,064
Pharmaceuticals — 2.6%
Eli Lilly & Co.	542	186,133
Pfizer, Inc.†	2,416	98,573
		284,706
Retail — 1.1%
Portillo's, Inc., Class A*	5,628	120,270
Semiconductors — 5.1%
Analog Devices, Inc.†	1,651	325,610
Texas Instruments, Inc.	1,279	237,907
		563,517
Software — 15.6%
Activision Blizzard, Inc.	1,935	165,616
Adobe, Inc.*	643	247,793
Intuit, Inc.	272	121,266
Microsoft Corp.	707	203,828
Roper Technologies, Inc.	1,649	726,698
Splunk, Inc.*	426	40,845
Workday, Inc., Class A*	1,068	220,585
		1,726,631
Transportation — 1.8%
Union Pacific Corp.	1,000	201,260
TOTAL COMMON STOCKS (Cost $7,302,421)		8,102,595

TOTAL INVESTMENTS - 73.1% (Cost $7,302,421)		8,102,595
OTHER ASSETS IN EXCESS OF LIABILITIES - 26.9%		2,976,723
NET ASSETS - 100.0%		$11,079,318

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.
11

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2023 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
CAD	7,000	USD	5,123	06/21/23	MS	$ 63
GBP	135,000	USD	167,479	06/21/23	MS	(674)
USD	217,839	CAD	298,000	06/21/23	MS	(2,955)
USD	566,873	EUR	525,000	06/21/23	MS	(5,148)
USD	1,532,675	GBP	1,255,000	06/21/23	MS	(17,995)
						$(26,709)
The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2023.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$304,155	$ 59,990
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	286,724	103,884
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	936,787	18,323
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	151,617	51,387
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.400%	Maturity	MS	06/30/25	203,081	10,852
Total Swap Contracts						$244,436

*	Includes $(45,972) related to open trades, dividends receivables/payables and swap receivables/payables activities.
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
12

SIRIOS FUNDS
Statements of Assets and Liabilities
March 31, 2023
(Unaudited)
	Sirios Long/Short Fund	Sirios Focus Fund
Assets
Investments, at value*	$28,309,705	$ 8,102,595
Cash and cash equivalents	2,212	2,869,286
Cash (segregated for securities sold short and derivative instruments)	778,366	—
Receivables:
Investments sold	225,443	142,574
Dividends and interest	45,854	3,380
Investment adviser	—	8,505
Swap contract settlement	4,013	1,531
Unrealized appreciation on swap contracts	1,395,554	244,436
Unrealized appreciation on forward foreign currency contracts	216	63
Prepaid expenses and other assets	8,237	352
Total Assets	30,769,600	11,372,722
Liabilities
Securities sold short, at value (proceeds received $728,215)	703,033	—
Unrealized depreciation on swap contracts	37,705	—
Unrealized depreciation on forward foreign currency contracts	67,034	26,772
Payables:
Investments purchased	583,060	219,388
Audit fees	17,674	14,183
Administration and accounting fees	9,334	10,669
Investment adviser	5,437	—
Dividends and fees on securities sold short	445	—
Accrued expenses	25,056	22,392
Total Liabilities	1,448,778	293,404
Net Assets	$29,320,822	$11,079,318
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 27,342	$ 11,069
Paid-in capital	27,770,374	11,170,731
Total distributable earnings/(loss)	1,523,106	(102,482)
Net Assets	$29,320,822	$11,079,318
Institutional Class Shares:
Net assets	$29,320,822	$11,079,318
Shares outstanding	2,734,155	1,106,945
Net asset value, offering and redemption price per share	$ 10.72	$ 10.01
Investments, at cost	$26,179,835	$ 7,302,421
The accompanying notes are an integral part of the financial statements.
13

SIRIOS FUNDS
Statements of Operations
For the Six Months Ended March 31, 2023
(Unaudited)
	Sirios Long/Short Fund	Sirios Focus Fund
Investment income
Interest	$ 194,019	$ 9,438
Dividends	111,344	56,670
Less: foreign taxes withheld	(123)	(78)
Total investment income	305,240	66,030
Expenses
Advisory fees (Note 2)	193,491	48,584
Legal fees	28,033	12,380
Administration and accounting fees (Note 2)	26,810	32,035
Trustees’ and officers’ fees(Note 2)	24,523	9,234
Audit fees	17,106	14,183
Registration and filing fees	15,886	3,135
Transfer agent fees (Note 2)	15,603	15,545
Fees on securities sold short and derivative instruments (Note 1)	15,099	—
Shareholder reporting fees	11,903	11,805
Custodian fees(Note 2)	7,686	7,497
Other expenses	8,695	6,402
Total expenses before waivers and reimbursements	364,835	160,800
Less: waivers and reimbursements(Note 2)	(120,413)	(74,411)
Net expenses after waivers and reimbursements	244,422	86,389
Net investment income/(loss)	60,818	(20,359)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	8,715	30,249
Net realized loss from securities sold short	(92,674)	—
Net realized gain/(loss) from swaps	263,797	(114,094)
Net realized gain/(loss) from foreign currency transactions	(85)	259
Net realized loss from forward foreign currency contracts	(277,980)	(112,519)
Net change in unrealized appreciation on investments	2,738,384	1,133,233
Net change in unrealized depreciation on securities sold short	(149,947)	—
Net change in unrealized appreciation/(depreciation) on swaps	(273,852)	499,020
Net change in unrealized appreciation on foreign currency translations	2,430	855
Net change in unrealized depreciation on forward foreign currency contracts	(150,461)	(60,334)
Net realized and unrealized gain on investments	2,068,327	1,376,669
Net increase in net assets resulting from operations	$2,129,145	$1,356,310
The accompanying notes are an integral part of the financial statements.
14

SIRIOS FUNDS
Statements of Changes in Net Assets
	Sirios Long/Short Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ 60,818	$ (166,515)
Net realized losses from investments, securities sold short, swaps, foreign currency transactions and forward foreign currency contracts	(98,227)	(314,268)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, swaps, foreign currency translations and forward foreign currency contracts	2,166,554	(2,221,906)
Net increase/(decrease) in net assets resulting from operations	2,129,145	(2,702,689)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(735,114)	(1,412,149)
Net decrease in net assets from dividends and distributions to shareholders	(735,114)	(1,412,149)
Increase in net assets derived from capital share transactions (Note 4)	735,114	1,412,149
Total increase/(decrease) in net assets	2,129,145	(2,702,689)
Net assets
Beginning of period	27,191,677	29,894,366
End of period	$29,320,822	$27,191,677
The accompanying notes are an integral part of the financial statements.
15

SIRIOS FUNDS
Statements of Changes in Net Assets (Concluded)
	Sirios Focus Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (20,359)	$ (76,349)
Net realized losses from investments, swaps, foreign currency transactions and forward foreign currency contracts	(196,105)	(383,760)
Net change in unrealized appreciation/(depreciation) on investments, swaps, foreign currency translations and forward foreign currency contracts	1,572,774	(1,495,557)
Net increase/(decrease) in net assets resulting from operations	1,356,310	(1,955,666)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(298,700)	(883,100)
Net decrease in net assets from dividends and distributions to shareholders	(298,700)	(883,100)
Increase in net assets derived from capital share transactions (Note 4)	298,700	883,100
Total increase/(decrease) in net assets	1,356,310	(1,955,666)
Net assets
Beginning of period	9,723,008	11,678,674
End of period	$11,079,318	$ 9,723,008
The accompanying notes are an integral part of the financial statements.
16

Sirios Long/Short Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$ 10.20	$ 11.76	$ 10.06	$ 10.66	$ 10.68	$ 10.00
Net investment income/(loss)(1)	0.02	(0.06)	(0.07)	(0.07)	(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.78	(0.94)	1.87	(0.47)	0.27	0.69
Total from investment operations	0.80	(1.00)	1.80	(0.54)	0.25	0.68
Dividends and distributions to shareholders from:
Net investment income	(0.28)	—	—	(0.06)	(0.01)	—
Net realized capital gains	—	(0.56)	(0.10)	—	(0.26)	—
Total dividends and distributions to shareholders	(0.28)	(0.56)	(0.10)	(0.06)	(0.27)	—
Net asset value, end of period	$ 10.72	$ 10.20	$ 11.76	$ 10.06	$ 10.66	$ 10.68
Total investment return(2)	7.84%	(9.10)%	17.93%	(5.13)%	2.74%	6.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$29,321	$27,192	$29,894	$25,486	$26,945	$10,679
Ratio of expenses to average net assets	1.71% (3)(4)	1.62% (4)	1.69% (4)	1.60%	2.21% (4)	2.10% (3)(4)
Ratio of expenses to average net assets without waivers and reimbursements(5)	2.55% (3)	2.43%	2.49%	2.49%	3.33%	4.57% (3)
Ratio of net investment income/(loss) to average net assets	0.42% (3)	(0.57)%	(0.62)%	(0.66)%	(0.22)%	(0.19)% (3)
Portfolio turnover rate	47% (6)	108%	127%	153%	134%	49% (6)

*	Commencement of operations on May 3, 2018.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	Annualized.
(4)	Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the six months ended March 31, 2023, and for years ended September 30, 2022, 2021, 2019 and for the period ended September 30, 2018.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
17

Sirios Focus Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding,  total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$ 9.03	$ 11.68	$ 10.00
Net investment loss(1)	(0.02)	(0.07)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.56	(1.70)	1.73
Total from investment operations	1.54	(1.77)	1.68
Dividends and distributions to shareholders from:
Net investment income	(0.28)	—	—
Net realized capital gains	(0.28)	(0.88)	—
Total dividends and distributions to shareholders	(0.56)	(0.88)	—
Net asset value, end of period	$ 10.01	$ 9.03	$ 11.68
Total investment return(2)	13.94%	(16.74)%	16.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,079	$ 9,723	$11,679
Ratio of expenses to average net assets	1.60% (3)	1.60%	1.60% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	2.98% (3)	2.73%	3.10% (3)
Ratio of net investment loss to average net assets	(0.38)% (3)	(0.67)%	(0.60)% (3)
Portfolio turnover rate	48% (5)	105%	96% (5)

*	Commencement of operations on December 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
18

SIRIOS FUNDS
Notes to Financial Statements
March 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The Sirios Long/Short Fund and the Sirios Focus Fund are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (the Sirios Long/Short Fund and the Sirios Focus Fund are each a “Fund”, and together, the “Funds”). The Sirios Long/Short Fund commenced investment operations on May 3, 2018 and the Sirios Focus Fund commenced investment operations on December 16, 2020. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of March 31, 2023, Class A, Advisor Class and Retail Class shares have not been issued.
Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Each Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). OTC investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees.
19

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2023, in valuing each Fund's investments carried at fair value:
	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$ 20,016,184	$ 20,016,184	$ —	$ —
Short-Term Investments	8,293,521	8,293,521	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	1,395,554	—	1,395,554	—
Foreign Currency Contracts
Forward Foreign Currency Contract	216	—	216	—
Total Assets	$ 29,705,475	$ 28,309,705	$ 1,395,770	$ —
Liabilities
Short Positions
Common Stocks	$ (703,033)	$ (703,033)	$ —	$ —
Derivatives:
Equity Contracts
Total Return Swap Contract	(37,705)	—	(37,705)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(67,034)	—	(67,034)	—
Total Liabilities	$ (807,772)	$ (703,033)	$ (104,739)	$ —
20

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Focus Fund
Assets
Common Stocks	$ 8,102,595	$ 8,102,595	$ —	$ —
Derivatives:
Equity Contracts
Total Return Swap Contracts	244,436	—	244,436	—
Foreign Currency Contracts
Forward Foreign Currency Contract	63	—	63	—
Total Assets	$ 8,347,094	$ 8,102,595	$ 244,499	$ —
Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$ (26,772)	$ —	$ (26,772)	$ —
Total Liabilities	$ (26,772)	$ —	$ (26,772)	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that were meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis.
21

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act. The Derivatives Rule generally requires a fund to adopt a written derivatives risk management program with risk guidelines that must cover certain elements, but that will otherwise be tailored based on how a fund’s use of derivatives may affect its investment portfolio and overall risk profile.  A fund’s derivatives risk management program must also include provisions for stress testing, backtesting, internal reporting and escalation, and program review elements.
The Derivatives Rule requires funds engaging in derivatives transactions to comply with an outer limit on fund leverage risk based on a fund’s value at risk (“VaR”).  This outer limit is based on a relative VaR test that compares the fund’s VaR to the VaR of a designated reference portfolio for that fund, or, in the absence of an appropriate reference portfolio, to 20% of the value of the fund’s net assets.
22

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
The Derivatives Rule requires that a Fund’s Board of Directors approve the appointment of a person or persons to oversee the administration of a Fund’s derivatives risk management program (“Derivatives Risk Manager” or “DRM”). The Board has appointed a person or persons from the Fund’s investment adviser to serve as the DRM for the Program pursuant to Rule 18f-4. The DRM responsibilities include:
•       Regular communication with the Investment Adviser with respect to the implementation of the Program;
•       Completion and monitoring of a risk assessment for each Fund; and
•       Periodic reporting to the Board.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
For the six months ended March 31, 2023, the Funds' average volume of forward foreign currency contracts, purchased and sold, were as follows:
	Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
Sirios Long/Short Fund	$1,153,329	$6,069,642
Sirios Focus Fund	$ 456,696	$2,438,379
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. There were no purchased options held by the Funds during the six months ended March 31, 2023.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits ("financing fees") related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate ("EFFR"). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). The Funds used total return swaps to enhance returns, obtain short exposure as part of the Funds' strategy and for market exposure.
23

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
For the six months ended March 31, 2023, the average notional volume of the total return swaps were as follows:
	Notional Amount - Long	Notional Amount - Short
Sirios Long/Short Fund	$4,642,564	$9,625,273
Sirios Focus Fund	1,898,570	—
As of March 31, 2023, the Sirios Long/Short Fund and the Sirios Focus Fund had securities pledged as collateral for total return swaps and forward foreign currency contracts totaling $3,717,846 and $555,115, respectively.
Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.
Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.
Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements. The result would cause a Fund to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by each Fund and the counterparty. Cash collateral that has been pledged to cover obligations of each Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities
24

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by each Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of each Fund. Any additional required collateral is delivered to/pledged by each Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to each Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent each Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by each Fund for forward foreign currency contracts and total return swaps as of March 31, 2023:
Counterparty	Derivative Assets - Gross	Derivative Available for Offset	Collateral Received	Derivative Assets - Net*
Sirios Long/Short Fund
Morgan Stanley	$1,395,770	$(104,739)	$(778,366)	$512,665
Sirios Focus Fund
Morgan Stanley	$ 244,499	$ (26,772)	$ —	$217,727

*	Net amount represents the net receivable from the counterparty in the event of a default.
Counterparty	Derivative Liabilities - Gross	Derivative Available for Offset	Collateral Posted	Derivative Liabilities - Net **
Sirios Long/Short Fund
Morgan Stanley	$(104,739)	$104,739	$—	$—
Sirios Focus Fund
Morgan Stanley	$ (26,772)	$ 26,772	$—	$—

**	Net amount represents the net payable to the counterparty in the event of a default.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In
25

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
As of March 31, 2023, the Sirios Long/Short Fund had securities sold short totaling $703,033, securities pledged as collateral totaling $1,006,572 and deposits with brokers for securities sold short totaling $778,366.
In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security.
Disclosures About Derivative Instruments and Hedging Activities
The following tables provide quantitative disclosures about fair value amounts of, gains and losses on, each Fund’s derivative instruments as of March 31, 2023.
The following table lists the fair values of each Fund’s derivative holdings as of March 31, 2023 grouped by contract type and risk exposure category:
Sirios Long/Short Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$ 216	$ 216
Swap Contracts	Unrealized appreciation on swap contracts	1,395,554	—	1,395,554
Total Value - Assets		$1,395,554	$ 216	$1,395,770
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$(67,034)	$ (67,034)
Swap Contracts	Unrealized depreciation on swap contracts	(37,705)	—	(37,705)
Total Value - Liabilities		$ (37,705)	$(67,034)	$ (104,739)
26

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Sirios Focus Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$ 63	$ 63
Swap Contracts	Unrealized appreciation on swap contracts	244,436	—	244,436
Total Value - Assets		$244,436	$ 63	$244,499
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$(26,772)	$ (26,772)
Swap Contracts	Unrealized depreciation on swap contracts	—	—	—
Total Value - Liabilities		$ —	$(26,772)	$ (26,772)
The following table lists the amounts of realized gains or losses included in net decrease in net assets resulting from operations for the six months ended March 31, 2023, grouped by contract type and risk exposure:
Sirios Long/Short Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain(Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$ —	$(277,980)	$(277,980)
Swap Contracts	Net realized gain/(loss) from swap contracts	263,797	—	263,797
Total Realized Gain(Loss)		$263,797	$(277,980)	$ (14,183)
Sirios Focus Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain(Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$ —	$(112,519)	$(112,519)
Swap Contracts	Net realized gain/(loss) from swap contracts	(114,094)	—	(114,094)
Total Realized Loss		$(114,094)	$(112,519)	$(226,613)
The following table lists the amounts of change in unrealized appreciation (depreciation) included in net decrease in net assets resulting from operations for the six months ended March 31, 2023, grouped by contract type and risk exposure:
Sirios Long/Short Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$ —	$(150,461)	$(150,461)
Swap Contracts	Net change in unrealized depreciation on swap contracts	(273,852)	—	(273,852)
Total Change in Appreciation (Depreciation)		$(273,852)	$(150,461)	$(424,313)
27

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Sirios Focus Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$ —	$(60,334)	$ (60,334)
Swap Contracts	Net change in unrealized appreciation on swap contracts	499,020	—	499,020
Total Change in Appreciation (Depreciation)		$499,020	$(60,334)	$438,686
2. Transactions with Related Parties and Other Service Providers
Sirios Capital Management, L.P. (“Sirios”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Sirios Long/Short Fund’s average daily net assets; and 0.90% of the Sirios Focus Fund’s average daily net assets. The Adviser has contractually agreed to reduce its compensation and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2024 for the Sirios Long/Short Fund and February 1, 2024 for the Sirios Focus Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek recoupment from each Fund for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless each Fund’s expenses are below the Expense Limitation. As of March 31, 2023, the amount of potential recovery was as follows:
	Expiration
	09/30/2023	09/30/2024	09/30/2025	09/30/2026	Total
Sirios Long/Short Fund	$129,025	$230,327	$238,000	$120,413	$717,765
Sirios Focus Fund	—	105,845	128,899	74,411	309,155
For the six months ended March 31, 2023, the Adviser earned advisory fees of $193,491 and $48,584 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively. For the six months ended March 31, 2023, the Adviser waived fees and/or reimbursed expenses of $120,413 and $74,411 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon and the Transfer Agent have the ability to recover fees waived, if the Sirios Focus Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2023, the amount of potential recovery was $27,370. The ability to recover such amounts previously waived expires on December 16, 2023.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have
28

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
 agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ("ACA"), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.
3. Investment in Securities
For the six months ended March 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Sirios Long/Short Fund	$8,929,213	$10,126,111
Sirios Focus Fund	3,814,623	4,186,463
4. Capital Share Transactions
For the six months ended March 31, 2023 and for the year ended September 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Sirios Long/Short Fund:
Institutional Class
Sales	—	$ —	—	$ —
Reinvestments	69,415	735,114	122,159	1,412,149
Redemptions	—	—	—	—
Net increase	69,415	$735,114	122,159	$1,412,149

Sirios Focus Fund:
Institutional Class
Sales	—	$ —	—	$ —
Reinvestments	30,020	298,700	76,925	883,100
Redemptions	—	—	—	—
Net increase	30,020	$298,700	76,925	$ 883,100
29

SIRIOS FUNDS
Notes to Financial Statements (Concluded)
March 31, 2023
(Unaudited)
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended September 30, 2022, the tax character of distributions paid by the Sirios Long/Short Fund was $1,412,149 of long-term capital gains. The tax character of distributions paid by the Sirios Focus Fund was $883,100 of ordinary income dividends.
As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Sirios Long/Short Fund	$735,112	$ 882,871	$(1,488,908)
Sirios Focus Fund	298,700	(676,150)	(782,642)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sirios Long/Short Fund	$26,179,835	$3,803,678	$(357,595)	$3,446,083
Sirios Focus Fund	7,302,421	1,152,353	(134,452)	1,017,901

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2022. For the year ended September 30, 2022, the Sirios Long/Short Fund and the Sirios Focus Fund had short-term capital loss deferrals of $1,488,908 and $782,642, respectively.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2022, the Sirios Long/Short Fund and the Sirios Focus Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
30

SIRIOS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At an in-person meeting held on December 1-2, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) and the Trust (the “Sirios Agreement”) on behalf of the Sirios Long/Short Fund and the Sirios Focus Fund (together, the “Sirios Funds”). At the Meeting, the Board considered the continuation of the Sirios Agreement with respect to the Sirios Funds for an additional one-year period.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Sirios in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Sirios 15(c) Response”) regarding (i) the services performed by Sirios for the Sirios Funds, (ii) the composition and qualifications of Sirios’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Sirios Funds, (iv) the investment performance of the Sirios Funds, (v) the financial condition of Sirios, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Sirios Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Sirios’ ability to service the Sirios Funds, and (x) compliance with the Sirios Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Sirios 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Sirios Funds; compliance with the Sirios Funds’ investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from Sirios invited to participate in the Meeting regarding Sirios’ history, performance, investment strategy, and compliance program. Representatives of Sirios responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Sirios Funds and Sirios, as provided by the terms of the Agreements, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
The Trustees considered the services provided by Sirios to the Sirios Funds. Based on the Sirios 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Sirios are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Sirios Funds are likely to benefit from the provision of those services, (iv) Sirios has sufficient personnel, with the appropriate
31

SIRIOS FUNDS
Other Information (Continued)
(Unaudited)
skills and experience, to serve the Sirios Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Sirios Funds is likely to continue under the Agreement.
The Trustees considered the investment performance for the Sirios Funds and Sirios. The Trustees reviewed historical performance charts which showed the performance of the Sirios Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one year, three year and since inception periods ended September 30, 2022, as applicable. The Trustees considered the short term and long term performance of the Sirios Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.
Sirios Long/Short Fund. The Trustees noted that the Sirios Long/Short Fund’s Institutional Class shares underperformed the HFRX Equity Hedge Index for the year-to-date, one year and three year periods ended September 30, 2022 and outperformed for the since inception period ended September 30, 2022. They further noted that the Sirios Long/Short Fund’s Institutional Class shares underperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, three year and since inception periods ended September 30, 2022.
Sirios Focus Fund. The Trustees noted that the Sirios Focus Fund’s Institutional Class shares outperformed the S&P 500 Total Return Index for the year-to-date period ended September 30, 2022 and underperformed for the one year and since inception periods ended September 30, 2022. They further noted that the Sirios Focus Fund’s Institutional Class shares outperformed the Lipper Global Multi-Cap Core Funds Index for the year-to-date, one year and since inception periods ended September 30, 2022.
The Trustees concluded that the performance of each of the Sirios Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Sirios had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Sirios’ relationship with the Funds.
The Trustees also reviewed information regarding the fees Sirios charges to certain other clients and evaluated explanations provided by Sirios as to differences in fees charged to the Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Sirios Fund versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Sirios are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Sirios. The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Sirios Long/Short Fund. The contractual advisory fee and net total expense ratio for the Sirios Long/Short Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Sirios Long/Short Fund’s Peer Group.
Sirios Focus Fund. The contractual advisory fee and net total expense ratio for the Sirios Focus Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Sirios Focus Fund’s Peer Group.
The Trustees considered the costs of the services provided by Sirios, the compensation and benefits received by Sirios in providing services to the Sirios Funds, the profitability and certain additional information related to the financial condition of Sirios. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Sirios.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Sirios Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Sirios Funds increase because
32

SIRIOS FUNDS
Other Information (Concluded)
(Unaudited)
fixed expenses will be spread across a larger asset base. The Trustees also noted that the Sirios Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Sirios has contractually agreed to waive fees and/or reimburse certain expenses of the Sirios Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Sirios Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
33

Investment Adviser
Sirios Capital Management, L.P.
One International Place
Boston, MA 02110
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
SIR-0323

TOBAM Emerging Markets Fund
of
FundVantage Trust
Class I
SEMI-ANNUAL REPORT
March 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

TOBAM EMERGING MARKETS FUND
Semi-Annual Report
Performance Data
March 31, 2023
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2023
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class I	3.42%	-17.90%	3.24%	-6.07%	-0.67% *
BBG EM L/M Net TR Index	11.24%	-10.60%	8.57%	0.39%	3.53% **

†	Not Annualized.
*	The TOBAM Emerging Markets Fund (the "Fund") Class I shares commenced operation on April 25, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.19% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2023, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.10% with respect to Class I shares, of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in effect until January 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.
The Fund evaluates its performance as compared to that of the Bloomberg Emerging Markets Large and Mid-Cap Net Total Return Index ("BBG EM L/M Net TR Index"). The BBG EM L/M Net TR Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The constituents that make up the index are selected on the basis of size, liquidity and free-float capital freely available for trading on a regulated market.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
3

TOBAM EMERGING MARKETS FUND
Fund Expense Disclosure
March 31, 2023
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2022 through March 31, 2023 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
TOBAM Emerging Markets Fund
Class I
Actual	$1,000.00	$1,028.10	1.10%	$5.56
Hypothetical (5% return before expenses)	1,000.00	1,019.45	1.10%	5.54

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2023 of 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 2.81% for Class I shares.
4

TOBAM Emerging Markets Fund
Portfolio Holdings Summary Table
March 31, 2023
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Telecommunications	9.4%	$ 8,515,572
Pharmaceuticals	9.2	8,344,166
Banks	8.2	7,413,169
Food	6.0	5,470,776
Healthcare-Services	4.3	3,904,713
Oil & Gas	4.2	3,768,988
Transportation	3.9	3,551,639
Computers	3.7	3,386,808
Mining	3.6	3,259,489
Electronics	3.5	3,161,432
Healthcare-Products	3.4	3,055,875
Gas	3.0	2,706,815
Software	2.7	2,466,786
Retail	2.6	2,341,423
Real Estate	2.3	2,093,557
Energy-Alternate Sources	2.2	2,005,370
Semiconductors	2.2	1,996,546
Commercial Services	2.0	1,774,267
Electric	1.8	1,600,093
Agriculture	1.6	1,407,975
Forest Products & Paper	1.3	1,224,174
Leisure Time	1.3	1,220,076
Beverages	1.2	1,101,992
Apparel	1.1	989,258
Engineering & Construction	1.1	985,670
Home Furnishings	1.1	967,666
Internet	1.0	902,559
Cosmetics/Personal Care	0.8	759,972
Chemicals	0.8	724,539
Machinery-Diversified	0.8	717,322
Water	0.7	660,841
Distribution/Wholesale	0.7	646,187
Biotechnology	0.6	531,189
Diversified Financial Services	0.5	491,999
Household Products/Wares	0.4	402,637
Airlines	0.4	355,195
Iron/Steel	0.4	353,439
Machinery-Construction & Mining	0.4	338,276
Electrical Components & Equipments	0.4	321,161
Shipbuilding	0.3	305,144
Miscellaneous Manufacturing	0.3	250,704
Insurance	0.2	196,642
Housewares	0.2	183,089
Auto Parts & Equipment	0.2	182,402
Metal Fabricate/Hardware	0.1	101,779
Total Common Stocks	96.1	87,139,371
The accompanying notes are an integral part of the financial statements.
5

TOBAM Emerging Markets Fund
Portfolio Holdings Summary Table (Concluded)
March 31, 2023
(Unaudited)
	% of Net Assets	Value
PREFERRED STOCKS:
Oil & Gas	1.1%	$ 1,015,695
Banks	1.1	1,001,432
Electric	0.3	271,406
Total Preferred Stocks	2.5	2,288,533
Other Assets in Excess of Liabilities	1.4	1,309,349
NET ASSETS	100.0%	$90,737,253

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
6

TOBAM EMERGING MARKETS FUND
Portfolio of Investments
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 96.1%
Brazil — 6.0%
Atacadao SA	139,200	$ 341,378
CCR SA	167,200	419,612
Hapvida Participacoes e Investimentos SA(a)*	1,425,700	739,790
Lojas Renner SA	71,200	233,192
Magazine Luiza SA*	726,300	474,317
Petroleo Brasileiro SA	49,800	260,769
Raia Drogasil SA	268,600	1,292,536
Sendas Distribuidora SA	134,700	412,462
Suzano SA	148,900	1,224,174
		5,398,230
Chile — 0.4%
Cencosud SA	209,188	404,223
China — 34.1%
3peak, Inc., Class A	8,109	287,238
Agricultural Bank of China Ltd., Class H	416,000	154,056
Anjoy Foods Group Co. Ltd., Class A	7,400	176,477
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	60,700	241,539
Autobio Diagnostics Co. Ltd., Class A	35,400	314,190
Beijing Kingsoft Office Software, Inc., Class A	20,739	1,427,916
Canmax Technologies Co. Ltd., Class A	40,640	303,499
CanSino Biologics, Inc., Class H(a)	19,600	104,505
Changchun High & New Technology Industry Group, Inc., Class A	3,300	78,480
China Construction Bank Corp., Class H	394,000	254,995
China CSSC Holdings Ltd., Class A	89,400	305,144
China Feihe Ltd.(a)	172,000	128,906
China Gas Holdings Ltd.	303,800	427,731
China Merchants Energy Shipping Co. Ltd., Class A	173,200	176,770
China National Software & Service Co. Ltd., Class A	42,300	424,477
China Overseas Land & Investment Ltd.	436,500	1,053,047
China Resources Gas Group Ltd.	200,100	736,049
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	48,000	401,289
China Yangtze Power Co. Ltd., Class A	211,411	653,396
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
China Zhenhua Group Science & Technology Co. Ltd., Class A	9,500	$ 124,625
Chongqing Zhifei Biological Products Co. Ltd., Class A	30,688	366,689
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	205,200	404,317
East Buy Holding Ltd.(a)*	71,000	303,916
ENN Energy Holdings Ltd.	74,200	1,016,019
Gemdale Corp., Class A	293,900	358,077
Ginlong Technologies Co. Ltd., Class A*	7,950	154,750
GoodWe Technologies Co. Ltd., Class A	8,013	338,276
Guangdong Investment Ltd.	646,000	660,841
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,200	132,910
Henan Shuanghui Investment & Development Co. Ltd., Class A	32,300	121,888
Hengan International Group Co. Ltd.	138,500	641,538
Hoshine Silicon Industry Co. Ltd., Class A	51,563	623,594
Huadong Medicine Co. Ltd., Class A	32,700	220,505
Huizhou Desay Sv Automotive Co. Ltd., Class A	11,300	182,402
Industrial & Commercial Bank of China Ltd., Class H	1,966,000	1,044,810
Ingenic Semiconductor Co. Ltd., Class A	8,100	105,106
Inspur Electronic Information Industry Co. Ltd., Class A	64,900	332,354
iRay Technology Co. Ltd., Class A	4,493	236,165
Jiangsu Pacific Quartz Co. Ltd., Class A	15,900	285,742
Jiangsu Zhongtian Technology Co. Ltd., Class A	218,500	544,027
Maxscend Microelectronics Co. Ltd., Class A	8,228	149,188
Metallurgical Corp. of China Ltd., Class A	238,600	135,398
Montage Technology Co. Ltd., Class A	23,978	243,263
Muyuan Foods Co. Ltd., Class A	39,484	281,181
NARI Technology Co. Ltd., Class A	89,800	354,058
New Hope Liuhe Co. Ltd., Class A*	83,500	160,799
Ningbo Deye Technology Co. Ltd., Class A	15,300	575,935

The accompanying notes are an integral part of the financial statements.
7

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Ningbo Orient Wires & Cables Co. Ltd., Class A	44,800	$ 321,161
Offcn Education Technology Co. Ltd., Class A*	401,400	285,274
PetroChina Co. Ltd., Class H	1,090,000	643,900
Poly Developments and Holdings Group Co. Ltd., Class A	332,400	682,433
Porton Pharma Solutions Ltd., Class A	32,200	173,781
Postal Savings Bank of China Co. Ltd., Class H(a)	2,097,000	1,243,639
Pylon Technologies Co. Ltd., Class A	9,940	355,416
SG Micro Corp., Class A	5,150	116,530
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	534,400	853,927
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	37,100	220,784
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	59,700	281,820
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	58,000	214,322
Shanghai Junshi Biosciences Co. Ltd., Class H(a)*	25,000	87,232
Shanghai Putailai New Energy Technology Co. Ltd., Class A	27,100	197,258
Shenzhen Dynanonic Co. Ltd., Class A	7,200	199,007
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	48,300	429,944
Shenzhen SC New Energy Technology Corp., Class A	21,800	363,264
Shenzhen Transsion Holdings Co. Ltd., Class A	9,597	141,435
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	104,900	444,087
Sichuan Road and Bridge Group Co. Ltd., Class A	88,400	177,522
Sungrow Power Supply Co. Ltd., Class A	34,700	530,644
Suzhou Maxwell Technologies Co. Ltd., Class A	6,405	284,290
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	49,200	221,633
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Tingyi Cayman Islands Holding Corp.	416,000	$ 696,158
Trina Solar Co. Ltd., Class A	28,990	219,633
Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,399	346,150
Walvax Biotechnology Co. Ltd., Class A	100,900	505,948
Want Want China Holdings Ltd.	1,006,000	647,249
Weihai Guangwei Composites Co. Ltd., Class A	33,738	250,704
Wens Foodstuffs Group Co. Ltd., Class A	208,620	621,458
Western Superconducting Technologies Co. Ltd., Class A	29,719	353,439
Xiamen C & D, Inc., Class A	134,911	236,573
YongXing Special Materials Technology Co. Ltd., Class A	8,300	101,779
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	92,500	271,503
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	54,600	264,260
Zhejiang Supcon Technology Co. Ltd., Class A	15,374	233,152
		30,965,386
India — 17.9%
Apollo Hospitals Enterprise Ltd.	9,125	479,890
Avenue Supermarts Ltd.(a)*	24,627	1,021,920
Bandhan Bank Ltd.(a)*	129,673	310,017
Bharat Petroleum Corp. Ltd.	178,699	750,102
Bharti Airtel Ltd.	134,950	1,230,677
Cipla Ltd.	99,037	1,086,995
Container Corp. Of India Ltd.	62,530	442,514
Dr Reddy's Laboratories Ltd.	23,199	1,308,159
Eicher Motors Ltd.	24,119	866,630
GAIL India Ltd.	410,655	527,016
Godrej Consumer Products Ltd.*	55,034	649,571
HCL Technologies Ltd.	36,492	484,453
Hero MotoCorp Ltd.	12,344	353,446
Hindustan Petroleum Corp. Ltd.	121,571	351,173
Indian Oil Corp. Ltd.	595,352	565,528
Indian Railway Catering & Tourism Corp. Ltd.	44,453	310,683
Indian Railway Finance Corp. Ltd.(a)	405,864	131,829
Indus Towers Ltd.	205,213	357,751
InterGlobe Aviation Ltd.(a)*	15,245	355,195
Lupin Ltd.	36,558	288,873

The accompanying notes are an integral part of the financial statements.
8

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
Patanjali Foods Ltd.	13,979	$ 164,837
Power Grid Corp. of India Ltd.	343,868	946,697
Punjab National Bank	274,679	156,290
Sun Pharmaceutical Industries Ltd.	113,296	1,357,544
Tata Consultancy Services Ltd.	3,890	152,480
Tech Mahindra Ltd.	9,639	129,940
United Spirits Ltd.*	65,368	603,182
Yes Bank Ltd.*	3,882,719	713,004
Zomato Ltd.*	212,463	132,858
		16,229,254
Indonesia — 5.3%
Aneka Tambang Tbk	1,873,500	261,515
Bank Central Asia Tbk PT	748,900	438,140
Bank Jago Tbk PT*	1,358,000	220,077
Bank Mandiri Persero Tbk PT	671,900	462,702
Bank Negara Indonesia Persero Tbk PT	217,100	135,848
Merdeka Copper Gold Tbk PT*	2,078,900	582,188
Sumber Alfaria Trijaya Tbk PT	2,725,100	524,311
Telkom Indonesia Persero Tbk PT	5,146,400	1,397,469
Tower Bersama Infrastructure Tbk PT	979,200	141,233
Unilever Indonesia Tbk PT	1,387,800	402,637
Vale Indonesia Tbk PT*	456,300	202,753
		4,768,873
Malaysia — 3.0%
Axiata Group Bhd	556,385	380,563
Kuala Lumpur Kepong Bhd	73,000	344,537
Maxis Bhd	201,400	188,816
Public Bank Bhd	1,406,100	1,276,046
Sime Darby Bhd	479,400	233,725
Sime Darby Plantation Bhd	257,500	250,007
		2,673,694
Mexico — 0.8%
Grupo Financiero Banorte SAB de CV, Class O	85,700	721,554
Peru — 0.3%
Credicorp Ltd.	2,130	281,991
Philippines — 1.2%
Emperador, Inc.*	723,200	278,026
International Container Terminal Services, Inc.	72,870	286,116
	Number of Shares	Value
COMMON STOCKS — (Continued)
Philippines — (Continued)
PLDT, Inc.	9,365	$ 245,251
SM Investments Corp.	14,660	240,633
		1,050,026
Russia — 0.0%
Polyus PJSC(b)(c)*	1,069	—
South Africa — 2.8%
AngloGold Ashanti Ltd.	44,559	1,085,229
Capitec Bank Holdings Ltd.	3,657	346,638
Gold Fields Ltd.	84,192	1,127,804
		2,559,671
South Korea — 5.6%
Amorepacific Corp.	1,046	110,401
Celltrion Healthcare Co. Ltd.	13,236	616,581
Celltrion, Inc.	87	10,088
Coway Co. Ltd.	9,706	391,731
HLB, Inc.*	21,564	580,111
HMM Co. Ltd.	33,148	521,237
LG Uplus Corp.	20,793	173,232
NCSoft Corp.	1,480	424,125
Orion Corp.	4,646	487,620
Samsung Biologics Co. Ltd.(a)*	560	339,452
Samsung Engineering Co. Ltd.*	15,453	377,658
Samsung Fire & Marine Insurance Co. Ltd.	1,244	196,642
SK Telecom Co. Ltd.	11,689	433,687
S-Oil Corp.	7,356	453,118
		5,115,683
Taiwan — 12.7%
Accton Technology Corp.	59,000	620,098
Asustek Computer, Inc.	128,000	1,148,418
AUO Corp.	1,434,200	871,333
E Ink Holdings, Inc.	127,000	775,163
Eclat Textile Co. Ltd.	31,660	516,942
Far EasTone Telecommunications Co. Ltd.	430,000	1,062,701
Feng TAY Enterprise Co. Ltd.	74,200	472,316
Innolux Corp.	881,245	422,813
Inventec Corp.	566,000	594,913
Micro-Star International Co. Ltd.	106,000	503,834
momo.com, Inc.	11,600	345,576
Nien Made Enterprise Co. Ltd.	17,000	183,089
PharmaEssentia Corp.*	50,626	712,439
Taiwan High Speed Rail Corp.	460,000	457,241
Taiwan Mobile Co. Ltd.	415,000	1,376,999
Wan Hai Lines Ltd.	137,920	312,144

The accompanying notes are an integral part of the financial statements.
9

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
March 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Wiwynn Corp.	17,000	$ 630,724
Yang Ming Marine Transport Corp.	263,000	558,331
		11,565,074
Thailand — 6.0%
Airports of Thailand PCL*	142,000	295,092
Bangkok Dusit Medical Services PCL, Class F	1,658,000	1,431,329
Bangkok Expressway & Metro PCL	1,851,300	479,349
Berli Jucker PCL	229,800	257,614
Bumrungrad Hospital PCL	163,200	1,079,923
Charoen Pokphand Foods PCL	770,720	477,839
Delta Electronics Thailand PCL	6,950	233,177
Energy Absolute PCL	117,600	261,630
Krungthai Card PCL	91,500	145,361
PTT Exploration & Production PCL	169,400	744,398
		5,405,712
TOTAL COMMON STOCKS (Cost $86,031,758)		87,139,371
PREFERRED STOCKS — 2.5%
Brazil — 2.5%
Banco Bradesco SA(d)	122,000	317,971
Cia Paranaense de Energia(d)	198,500	271,406
Itau Unibanco Holding SA(d)	139,400	683,461
Petroleo Brasileiro SA(d)	220,000	1,015,695
TOTAL PREFERRED STOCKS (Cost $2,600,369)		2,288,533

TOTAL INVESTMENTS - 98.6% (Cost $88,632,127)		89,427,904
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		1,309,349
NET ASSETS - 100.0%		$90,737,253

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2023, these securities amounted to $4,766,401 or 5.25% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at March 31, 2023.
(d)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
*	Non-income producing.
PCL	Public Company Limited
PJSC	Public Joint Stock Company

At March 31, 2023, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI ® Emerging Markets Index	06/16/23	26	$1,247,110	$1,294,150	$47,040
					$47,040
The accompanying notes are an integral part of the financial statements.
10

TOBAM EMERGING MARKETS FUND
Statement of Assets and Liabilities
March 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $88,632,127)	$ 89,427,904
Cash and cash equivalents	1,002,289
Foreign currency, at value (Cost $95,117)	97,905
Receivables:
Dividends	220,953
Variation margin on futures contracts*	336,835
Prepaid expenses and other assets	26,568
Total Assets	91,112,454
Liabilities
Payables:
Investment adviser	153,034
Deferred foreign capital gains tax	137,764
Administration and accounting fees	24,438
Audit fees	17,933
Custodian fees	17,113
Shareholder reporting fees	14,627
Accrued expenses	10,292
Total Liabilities	375,201
Net Assets	$ 90,737,253
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 105,586
Paid-in capital	109,910,887
Total distributable loss	(19,279,220)
Net Assets	$ 90,737,253
Class I Shares:
Net assets	$ 90,737,253
Shares outstanding	10,558,588
Net asset value, offering and redemption price per share	$ 8.59

*	Primary risk exposure is equity index contracts.
The accompanying notes are an integral part of the financial statements.
11

TOBAM EMERGING MARKETS FUND
Statement of Operations
For the Six Months Ended March 31, 2023
(Unaudited)
Investment income
Dividends	$ 804,534
Less: foreign taxes withheld	(77,552)
Total investment income	726,982
Expenses
Advisory fees (Note 2)	365,565
Custodian fees(Note 2)	53,680
Administration and accounting fees (Note 2)	39,478
Trustees’ and officers’ fees(Note 2)	21,760
Audit fees	20,327
Legal fees	18,269
Shareholder reporting fees	14,054
Transfer agent fees (Note 2)	12,656
Registration and filing fees	785
Other expenses	7,320
Total expenses before waivers and reimbursements	553,894
Less: waivers and reimbursements(Note 2)	(50,909)
Net expenses after waivers and reimbursements	502,985
Net investment income	223,997
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments*	(5,869,351)
Net realized gain from foreign currency transactions	23,324
Net realized loss from futures contracts**	(144,266)
Net change in unrealized appreciation on investments***	8,654,095
Net change in unrealized appreciation on foreign currency translations	11,048
Net change in unrealized appreciation on futures contracts**	176,650
Net realized and unrealized gain on investments	2,851,500
Net increase in net assets resulting from operations	$ 3,075,497

*	Net realized loss from investments includes foreign capital gains tax of $54,504.
**	Primary risk exposure is equity index contracts.
***	Includes net decrease in deferred foreign capital gains tax of $416,857.
The accompanying notes are an integral part of the financial statements.
12

TOBAM EMERGING MARKETS FUND
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net increase/(decrease) in net assets from operations:
Net investment income	$ 223,997	$ 2,003,731
Net realized losses from investments, foreign currency transactions, futures contracts and forward foreign currency contracts	(5,990,293)	(12,620,191)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translations and futures contracts	8,841,793	(23,308,958)
Net increase/(decrease) in net assets resulting from operations	3,075,497	(33,925,418)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	(1,370,505)	(1,339,760)
Net decrease in net assets from dividends and distributions to shareholders	(1,370,505)	(1,339,760)
Increase in net assets derived from capital share transactions (Note 4)	1,370,397	1,339,655
Total increase/(decrease) in net assets	3,075,389	(33,925,523)
Net assets
Beginning of period	87,661,864	121,587,387
End of period	$90,737,253	$ 87,661,864
The accompanying notes are an integral part of the financial statements.
13

TOBAM EMERGING MARKETS FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$ 8.43	$ 11.82	$ 10.68	$ 10.25	$ 11.58	$ 11.35
Net investment income(1)	0.02	0.19	0.10	0.07	0.15	0.16
Net realized and unrealized gain/(loss) on investments	0.27	(3.45)	1.08	0.47	(0.91)	0.27
Total from investment operations	0.29	(3.26)	1.18	0.54	(0.76)	0.43
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.13)	(0.04)	(0.11)	(0.12)	(0.19)
Net realized capital gains	—	—	—	—	(0.45)	(0.01)
Total dividends and distributions to shareholders	(0.13)	(0.13)	(0.04)	(0.11)	(0.57)	(0.20)
Net asset value, end of period	$ 8.59	$ 8.43	$ 11.82	$ 10.68	$ 10.25	$ 11.58
Total investment return(2)	3.42%	(27.88)%	11.05%	5.30%	(6.47)%	3.79%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$90,737	$87,662	$121,587	$105,031	$99,673	$49,822
Ratio of expenses to average net assets	1.10% (3)	1.10%	1.10%	1.10%	1.10%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements(4)	1.21% (3)	1.19%	1.15%	1.17%	1.20%	1.44%
Ratio of net investment income to average net assets	0.49% (3)	1.85%	0.83%	0.68%	1.48%	1.27%
Portfolio turnover rate	22% (5)	43%	42%	42%	42%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
14

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements
March 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of March 31, 2023, Class A and Class C shares have not been issued.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
15

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 03/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$ 5,398,230	$ 5,398,230	$ —	$ —
Chile	404,223	404,223	—	—
China	30,965,386	1,507,053	29,458,333	—
India	16,229,254	—	16,229,254	—
Indonesia	4,768,873	—	4,768,873	—
Malaysia	2,673,694	—	2,673,694	—
Mexico	721,554	721,554	—	—
Peru	281,991	281,991	—	—
Philippines	1,050,026	278,026	772,000	—
Russia	—	—	—	—
South Africa	2,559,671	346,638	2,213,033	—
South Korea	5,115,683	—	5,115,683	—
Taiwan	11,565,074	—	11,565,074	—
Thailand	5,405,712	—	5,405,712	—
Preferred Stocks	2,288,533	2,288,533	—	—
Derivatives:
Equity Contracts
Long Futures	47,040	47,040	—	—
Total Assets	$ 89,474,944	$ 11,273,288	$ 78,201,656	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation
16

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2023, there were no transfers in or out of Level 3.
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
During the reporting period, the Fund entered into futures contracts to gain exposure to various markets, as part of the Fund’s investment strategy.
For the six months ended March 31, 2023, the Fund's average notional value of futures contracts long position was $1,181,335.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund may also be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
17

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholder which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.
On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act. The Derivatives Rule generally requires a fund to adopt a written derivatives risk management program with risk guidelines that must cover certain elements, but that will otherwise be tailored based on how a fund’s use of derivatives may affect its investment portfolio and overall risk profile.  A fund’s derivatives risk management program must also include provisions for stress testing, backtesting, internal reporting and escalation, and program review elements.
The Derivatives Rule requires funds engaging in derivatives transactions to comply with an outer limit on fund leverage risk based on a fund’s value at risk (“VaR”).  This outer limit is based on a relative VaR test that compares the fund’s VaR to the VaR of a designated reference portfolio for that fund, or, in the absence of an appropriate reference portfolio, to 20% of the value of the fund’s net assets.
The Derivatives Rule exempts limited derivatives users from the derivative risk management program requirement, the VaR-based limit on fund leverage risk, and the related board oversight and reporting requirements, provided that the fund adopts and implements written policies and procedures reasonably designed to manage the fund’s derivatives risks. This exception will be available to a fund that limits its derivatives exposure to 10% of its net assets.
Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
18

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
2. Transactions with Related Parties and Other Service Providers
TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 1.10% (on an annual basis), with respect to Class I shares, of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of March 31, 2023, the amount of potential recovery was as follows:
Expiration
09/30/2023	09/30/2024	09/30/2025	03/31/2026	Total
$41,610	$63,299	$92,603	$50,909	$248,421
For the six months ended March 31, 2023, the Adviser earned advisory fees of $365,565 and waived fees of $50,909.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has  agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
19

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2023
(Unaudited)
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group ("ACA"), operating through its subsidiary, Foreside Fund Officer Services LLC, provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA was compensated for its services provided to the Trust through November 30, 2022.
3. Investment in Securities
For the six months ended March 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$19,685,517	$19,790,808
4. Capital Share Transactions
For the six months ended March 31, 2023 and the year ended September 30, 2022, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	—	$ —	5,436	$ 63,058
Reinvestments	155,652	1,370,397	115,687	1,339,655
Redemptions	—	—	(5,436)	(63,058)
Net increase	155,652	$1,370,397	115,687	$1,339,655
There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
20

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Concluded)
March 31, 2023
(Unaudited)
For the year ended September 30, 2022, the tax character of distributions paid by the Fund was $1,339,760 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:
Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$(14,108,878)	$1,206,397	$(8,081,731)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
Federal Tax Cost*	$ 88,632,127
Unrealized Appreciation	11,454,979
Unrealized Depreciation	(10,659,202)
Net Unrealized Appreciation	$ 795,777

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2022, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2022. For the year ended September 30, 2022, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2022, the Fund had capital loss carryforward of $14,108,878, of which $6,840,482 are short-term losses and $7,268,396 are long-term losses and have an unlimited period of capital loss carryforward.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
21

TOBAM EMERGING MARKETS FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At an in-person meeting held on March 13-14, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between TOBAM (“TOBAM” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the TOBAM Emerging Markets Fund (“TOBAM Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the TOBAM Fund for an additional one-year period.
In determining whether to continue the Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “TOBAM 15(c) Response”) regarding (i) the services performed by TOBAM for the TOBAM Fund, (ii) the composition and qualifications of TOBAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the TOBAM Fund, (iv) investment performance of the TOBAM Fund, (v) the financial condition of TOBAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the TOBAM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on TOBAM’s ability to service the TOBAM Fund, and (x) compliance with the TOBAM Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the TOBAM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the TOBAM Fund compared to the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets TR Index; compliance with the TOBAM Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from TOBAM invited to participate in the Meeting regarding TOBAM’s history, performance, investment strategy, and compliance program. Representatives of TOBAM responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the TOBAM Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the TOBAM Fund and TOBAM, as provided by the terms of the TOBAM Agreement, including the advisory fee under the TOBAM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the TOBAM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by TOBAM are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the TOBAM Fund is likely to benefit from the continued provision of those services, (iv) TOBAM has sufficient personnel, with the appropriate skills and experience, to serve the TOBAM Fund effectively and has
22

TOBAM EMERGING MARKETS FUND
Other Information (Continued)
(Unaudited)
demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the TOBAM Fund is likely to continue under the Agreement.
The Trustees considered the investment performance for the TOBAM Fund and TOBAM. The Trustees reviewed historical performance charts, which showed the performance of Class I shares of the TOBAM Fund as compared to the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets TR Index, for the one year, three year, five year and since inception periods ended December 31, 2022. The Trustees noted that the TOBAM Fund’s Class I shares underperformed the Lipper Emerging Markets Fund Index and the MSCI Emerging Markets TR Index for the one year, three year, five year and since inception periods ended December 31, 2022 and concluded that TOBAM had adequately explained the factors contributing to the TOBAM Fund’s performance over such periods. The Trustees concluded that the performance of the TOBAM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees also considered information regarding TOBAM’s advisory fee and an analysis of this fee in relation to the delivery of services to the TOBAM Fund and any other ancillary benefit resulting from TOBAM’s relationship with the TOBAM Fund. The Trustees considered the fees that TOBAM charges to another client advised by TOBAM, and evaluated the explanation provided by TOBAM as to differences in fees charged to the TOBAM Fund and such other account, particularly the fact that the other account is not registered in the United States and is not offered for sale to U.S. persons. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the TOBAM Fund versus those funds in the TOBAM Fund’s Lipper category (the “Peer Group”). The Trustees noted that the contractual advisory fee of the TOBAM Fund’s Class I shares was higher than the median of the contractual advisory fee of the Peer Group and further noted that the net total expense ratio of the TOBAM Fund’s Class I shares was in line with the net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by TOBAM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the TOBAM Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by TOBAM, the compensation and benefits received by TOBAM in providing services to the TOBAM Fund, the profitability and certain additional information related to the financial condition of TOBAM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of TOBAM.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the TOBAM Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of TOBAM Fund shareholders should be achieved as assets of the TOBAM Fund increase as a result of breakpoint reductions in the advisory fee rate at specified asset levels which are reflected in the fee schedule of the Agreement. In addition, the Trustees also considered the Adviser’s efforts to grow the TOBAM Fund’s assets as economies of scale may be achieved due to the ability of the TOBAM Fund to spread its fixed costs across a larger asset base.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
23

Investment Adviser
TOBAM
49-53, Avenue des Champs-Élysées
75008 Paris, France
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
TOB-0323

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 1, 2023

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date June 1, 2023

* Print the name and title of each signing officer under his or her signature.